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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-01540

                                AIM Funds Group
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 06/30/06

Item 1. Reports to Stockholders.

                                                         AIM BASIC BALANCED FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                  [COVER IMAGE]


 [YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
   --Registered Trademark--                       --Registered Trademark--

AIM BASIC BALANCED FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o The LIPPER MIXED-ASSET TARGET               the net assets of the Fund at period end
                                             ALLOCATION MODERATE FUND INDEX is an          for financial reporting purposes, and as
o Class B shares are not available as an     equally weighted representation of 10         such, the net asset values for
investment for retirement plans              largest moderate funds that by portfolio      shareholder transactions and the returns
maintained pursuant to Section 401 of the    practice maintain a mix of between            based on those net asset values may
Internal Revenue Code, including 401(k)      40%-60% equity securities, with the           differ from the net asset values and
plans, money purchase pension plans and      remainder invested in bonds, cash, and        returns reported in the Financial
profit sharing plans. Plans that had         cash equivalents.                             Highlights.
existing accounts invested in Class B
shares prior to September 30, 2003, will     o The blended index used in this report       o Industry classifications used in this
continue to be allowed to make additional    is composed of 60% RUSSELL                    report are generally according to the
purchases.                                   1000--Registered Trademark-- VALUE INDEX      Global Industry Classification Standard,
                                             and 40% LEHMAN U.S. AGGREGATE BOND INDEX      which was developed by and is the
o Class R shares are available only to       (the Lehman Aggregate). The unmanaged         exclusive property and a service mark of
certain retirement plans. Please see the     RUSSELL 1000--Registered Trademark--          Morgan Stanley Capital International Inc.
prospectus for more information.             INDEX represents the performance of the       and Standard & Poor's.
                                             stocks of large-capitalization companies;
o Investor Class shares are closed to        the Value segment measures the                The Fund provides a complete list of its
most investors. For more information on      performance of Russell 1000 companies         holdings four times in each fiscal year,
who may continue to invest in Investor       with lower price/book ratios and lower        at the quarter-ends. For the second and
Class shares, please see the prospectus.     forecasted growth values. The unmanaged       fourth quarters, the lists appear in the
                                             Lehman U.S. Aggregate Bond Index, which       Fund's semiannual and annual reports to
PRINCIPAL RISKS OF INVESTING IN THE FUND     represents the U.S. investment-grade          shareholders. For the first and third
                                             fixed-rate bond market (including             quarters, the Fund files the lists with
o Foreign securities have additional         government and corporate securities,          the Securities and Exchange Commission
risks, including exchange rate changes,      mortgage pass-through securities and          (SEC) on Form N-Q. The most recent list
political and economic upheaval, the         asset-backed securities), is compiled by      of portfolio holdings is available at
relative lack of information about these     Lehman Brothers, a global investment          AIMinvestments.com. From our home page,
companies, relatively low market             bank.                                         click on Products & Performance, then
liquidity and the potential lack of                                                        Mutual Funds, then Fund Overview. Select
strict financial and accounting controls     o The unmanaged STANDARD & POOR'S             your Fund from the drop-down menu and
and standards.                               COMPOSITE INDEX OF 500 STOCKS (the S&P        click on Complete Quarterly Holdings.
                                             500--Registered Trademark-- Index) is an      Shareholders can also look up the Fund's
o Prices of equity securities change in      index of common stocks frequently used as     Forms N-Q on the SEC Web site at sec.gov.
response to many factors including the       a general measure of U.S. stock market        Copies of the Fund's Forms N-Q may be
historical and prospective earnings of       performance.                                  reviewed and copied at the SEC Public
the issuer, the value of its assets,                                                       Reference Room at 100 F Street, N.E.,
general economic conditions, interest        o The Fund is not managed to track the        Washington, D.C. 20549. You can obtain
rates, investor perceptions and market       performance of any particular index,          information on the operation of the
liquidity.                                   including the indexes defined here, and       Public Reference Room, including
                                             consequently, the performance of the Fund     information about duplicating fee
o The values of convertible securities in    may deviate significantly from the            charges, by calling 202-942-8090 or
which the Fund invests may be affected by    performance of the indexes.                   800-732-0330, or by electronic request at
market interest rates, the risk that the                                                   the following e-mail address:
issuer may default on interest or            o A direct investment cannot be made in       publicinfo@sec.gov. The SEC file numbers
principal payments and the value of the      an index. Unless otherwise indicated,         for the Fund are 811-01540 and 002-27334.
underlying common stock into which these     index results include reinvested
securities may be converted.                 dividends, and they do not reflect sales      A description of the policies and
                                             charges. Performance of an index of funds     procedures that the Fund uses to
o Debt securities are particularly           reflects fund expenses; performance of a      determine how to vote proxies relating to
vulnerable to credit risk and interest       market index does not.                        portfolio securities is available without
rate fluctuations.                                                                         charge, upon request, from our Client
                                             OTHER INFORMATION                             Services department at 800-959-4246 or on
ABOUT INDEXES USED IN THIS REPORT                                                          the AIM Web site, AIMinvestments.com. On
                                             o The returns shown in the management's       the home page, scroll down and click on
o The unmanaged LIPPER BALANCED FUND         discussion of Fund performance are based      AIM Funds Proxy Policy. The information
INDEX represents an average of the 30        on net asset values calculated for            is also available on the SEC Web site,
largest balanced funds tracked by Lipper     shareholder transactions. Generally           sec.gov.
Inc., an independent mutual fund             accepted accounting principles require
performance monitor. It is calculated        adjustments to be made to                     Information regarding how the Fund voted
daily, with adjustments for distributions                                                  proxies related to its portfolio
as of the ex-dividend dates.                                                               securities during the 12 months ended
                                                                                           June 30, 2006, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           =========================================

                                                                                           FUND NASDAQ SYMBOLS

===================================================================================        Class A Shares                    BBLAX
                                                                                           Class B Shares                    BBLBX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  Class C Shares                    BBLCX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES                      Class R Shares                    BBLRX
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                 Investor Class Shares             BBLTX

===================================================================================        =========================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM BASIC BALANCED FUND

                                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark-- :

                                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and
    [GRAHAM                         what factors affected its performance. That discussion begins on page 3.
     PHOTO]
                                        It's been said nothing is certain but death and taxes. We would venture to add that one other thing is certain: Markets change--and change often--in the short term. The first six months of 2006 were a perfect example. Domestic and global equity markets were generally strong during the early months of the
ROBERT H. GRAHAM                    period, but they became considerably more volatile and negative beginning in
                                    May. Inflation fears were the primary cause of this change in market sentiment:

                                        o   Amid signs of rising inflation, the U.S. Federal Reserve Board continued
                                            to raise interest rates in response to inflation risks.
    [TAYLOR
     PHOTO]                             o   The dollar remained weak, making imports more expensive and thereby raising inflation.

                                        o   Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.
 PHILIP TAYLOR
                                        While we can't do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments
                                    --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                                        We also believe in the value of a trusted financial advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                                    OUR COMMITMENT TO YOU

                                    In the short term, the one sure thing about markets is their unpredictability.
                                    While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                                        Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                                    Sincerely,

                                    /s/ ROBERT H. GRAHAM                                  /s/ PHILIP TAYLOR

                                    Robert H. Graham                                      Philip Taylor
                                    Vice Chair -- AIM Funds                               President -- AIM Funds
                                    Chair, AIM Investments                                CEO, AIM Investments


                                    August 10, 2006

                                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                    Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                    A I M Distributors, Inc. is the distributor for the retail funds represented by
                                    AIM Investments.


AIM BASIC BALANCED FUND

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
                                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and
    [CROCKETT                       operations.
      PHOTO]
                                        Looking ahead, your Board finds many reasons to be positive about AIM's management and strategic direction. Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted
BRUCE L. CROCKETT                   mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                                        In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company,
                                    AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust
                                    brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your
                                    Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                                        The seven new AIM funds--which include Asian funds, structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                                        Your Board is very pleased with the overall direction and progress of the
                                    AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston
                                    TX 77046.


                                    Sincerely,

                                    /s/ BRUCE L. CROCKETT

                                    Bruce L. Crockett
                                    Independent Chair
                                    AIM Funds Board

                                    August 10, 2006

                                    *   To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM
                                        Web site (aiminvestments.com) and click on "Investment Advisory Agreement
                                        Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7--8.


AIM BASIC BALANCED FUND

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
MANAGEMENT'S DISCUSSION                                                                    MARKET CONDITIONS AND YOUR FUND
OF FUND PERFORMANCE
                                                                                           Equity markets were mixed during the
======================================================================================     first half of 2006 amid continued
                                                                                           investor concerns regarding rising
PERFORMANCE SUMMARY                          =========================================     interest rates and oil prices and their
                                                                                           potential negative effects on economic
For the six months ended June 30, 2006,      FUND VS. INDEXES                              growth, inflation, consumer spending and
and excluding applicable sales charges,                                                    corporate profits. Bond markets were down
AIM Basic Balanced Fund underperformed       CUMULATIVE TOTAL RETURNS,                     slightly in the reporting period, with
its broad market, style-specific and peer    12/31/05--6/30/06, EXCLUDING APPLICABLE       the Lehman Aggregate returning -0.72%.
group indexes.                               SALES CHARGES. IF SALES CHARGES WERE          U.S. Treasury securities with two-year,
                                             INCLUDED, RETURNS WOULD BE LOWER.             five-year and 10-year maturities moved up
    The Fund's underperformance was                                                        in tandem and posted similar yields at
attributable to an unusual number of         Class A Shares                   1.15%        the end of the reporting period.
relative underperforming investments. The    Class B Shares                   0.77
largest detractors from Fund performance     Class C Shares                   0.77         The Fund's energy stocks were the largest
were the result of negative short-term       Class R Shares                   1.03         contributors to Fund performance. Higher
sentiment or weak interim results that,      Investor Class Shares            1.07         energy prices and improved earnings
in our opinion, had no impact on their       S&P 500 Index (Broad Market                   prospects led to significant stock price
estimated intrinsic values. The Fund         Index)                           2.71         increases in our three oil service
received below-market returns from           60% Russell 1000 Value Index /                industry investments, Schlumberger,
selected investments in the health care,     40% Lehman Aggregate                          HALLIBURTON and TRANSOCEAN.
information technology (IT) and consumer     (Style-Specific Index)           3.63
discretionary sectors. Above-market          Lipper Mixed-Asset Target                         Waste services company WASTE
contributors to performance came from        Allocation                                    MANAGEMENT and diversified entertainment
selected energy, industrials and consumer    Moderate Fund Index                           company WALT DISNEY were also among the
discretionary holdings.                      (Peer Group Index)(1)            2.36         biggest contributors to Fund performance
                                             Lipper Balanced Fund Index                    during the period. Continued robust U.S.
    Your Fund's long-term performance        (Former Peer Group Index)        2.25         economic expansion led to strong pricing
appears on page 5.                                                                         and volume trends across virtually all of
                                             SOURCE: LIPPER INC.                           Waste Management's business lines.
                                                                                           Customer service and cost containment
                                             (1) Lipper recently reclassified AIM          initiatives appear to be producing
                                                 Basic Balanced Fund from the Lipper       favorable results, and the company is
                                                 Balanced Fund category to the Lipper      pressing its competitive advantage by
                                                 Mixed-Asset Target Allocation             implementing new, industry-leading
                                                 Moderate Fund category.                   pricing and fuel surcharge programs.

                                             =========================================         The Fund's largest detractors from
                                                                                           performance were enterprise software firm
======================================================================================     CA, advertising and marketing
                                                                                           conglomerate INTERPUBLIC GROUP, personal
HOW WE INVEST                                extensive empirical evidence:                 computer company DELL, and health care
                                                                                           companies WELLPOINT and HCA. CA's stock
We seek to create wealth by maintaining a    o Companies have a measurable estimated       declined during the reporting period as a
long-term investment horizon and             intrinsic value. Importantly, this            result of investor concerns regarding
investing in companies that are selling      estimated fair value is independent of        high level
at a significant discount to their           the company's stock price.
estimated intrinsic value--a value that                                                                                  (continued)
is based on the estimated future cash        o Market prices are more volatile than
flows generated by the business. The         business values, partly because investors
Fund's philosophy is based on two            regularly overreact to negative news.
elements that we believe have

=========================================    =========================================     =========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                          TOP 10 EQUITY HOLDINGS*

By security type                              1. U.S. Mortgage-Backed Securities 12.6%      1. Cardinal Health, Inc.          2.7%
                                              2. Other Diversified Financial                2. Tyco International Ltd.        2.6
Common Stocks & Other Equity                     Services                         7.9       3. First Data Corp.               2.5
Interests                          65.2%      3. Pharmaceuticals                  5.0       4. JPMorgan Chase & Co.           2.4
Bonds & Notes                      22.9       4. Industrial Conglomerates         4.8       5. Sanofi-Aventis (France)        2.1
U.S. Mortgage-Backed Securities    12.6       5. Oil & Gas Equipment & Services   4.1       6. Fannie Mae                     2.1
Asset-Backed Securities             3.3                                                     7. UnitedHealth Group, Inc.       2.0
Four Other Security Types, Each              TOTAL NET ASSETS            $1.7 BILLION       8. Schlumberger Ltd.              2.0
Less than 3% of Total Net Assets    2.6                                                     9. Halliburton Co.                2.0
Money Market Funds Plus Other                TOTAL NUMBER OF HOLDINGS*            506      10. Citigroup Inc.                 2.0
Assets Less Liabilities            -6.6

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

=========================================    =========================================     =========================================

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AIM BASIC BALANCED FUND

management turnover, a weaker than           the Fund's intrinsic value content was                        BRET W. STANLEY,
expected operating quarter and a stock       significantly greater than what we                            Chartered Financial
options issue. Nonetheless, our intrinsic    believe was available in the broad               [STANLEY     Analyst, senior portfolio
value estimate for CA remained unchanged.    market. While there is no assurance that          PHOTO]      manager, is lead manager
                                             market value will ever reflect our                            of AIM Basic Balanced
    Stocks of companies undergoing           estimate of the portfolio's intrinsic                         Fund. He earned a B.B.A.
multi-year restructuring situations are      value, as managers and shareholders we        in finance from The University of Texas
often subject to short-term periods of       believe this provides the best indication     at Austin and an M.S. in finance from the
underperformance. Interpublic Group is       that your Fund is positioned to               University of Houston.
undergoing such a restructuring. With a      potentially achieve its objective of
new management team and its accounting       long-term growth of capital.                                  R. CANON COLEMAN II,
restatement complete, we believe the                                                                       Chartered Financial
company could improve its margins over       IN CLOSING                                     [COLEMAN II    Analyst, portfolio
the next several years and we believed                                                         PHOTO]      manager, is manager of
the stock was undervalued.                   As managers and shareholders, we know a                       AIM Basic Balanced Fund.
                                             long-term investment horizon and                              He earned a B.S. and an
    During the reporting period we           attractive portfolio estimated intrinsic      M.S. in accounting from the University of
reduced the Fund's exposure to the energy    value content are critical to creating        Florida. He also earned an M.B.A. from
sector. While we continued to believe        wealth. But we understand maintaining a       the Wharton School at the University of
this energy cycle is based on sound          long-term investment horizon is a             Pennsylvania.
fundamentals, we believed equity             challenge. Empirical evidence reveals
valuations warranted less exposure to the    short-term behavior by both portfolio                         JAN H. FRIEDLI, senior
sector. In addition, we sold the Fund's      managers and fund shareholders can often                      portfolio manager, is
remaining shares in WELLPOINT, MASCO, and    dilute investors' actual returns.                [FRIEDLI     manager of AIM Basic
KRAFT FOODS based on valuation and other                                                       PHOTO]      Balanced Fund. He
portfolio considerations.                        One recent study estimated the                            graduated cum laude from
                                             combined effects of short-term activity                       Villanova University with
    We also initiated positions in DELL      and expenses have caused investors to         a B.S. in computer science before earning
and MICROSOFT. While Dell's and              underperform the broad market by 5% per       an M.B.A. with honors from the University
Microsoft's growth and business models       year over a 20-year period. Over the past     of Chicago.
are in the early stages of a transition,     25 years, the average holding period for
we believed their market valuations did      a typical stock declined from more than                       BRENDAN GAU, Chartered
not reflect the long-term potential          three years to less than 12 months.                           Financial Analyst,
positives of their dominant market           Considering this market backdrop, your            [GAU        portfolio manager, is
positions and the compelling economics of    Fund is doing something different and old         PHOTO]      manager of AIM Basic
their businesses.                            fashioned--investing for the long term.                       Balanced Fund. Mr. Gau
                                             Our strategy of buying stocks that we                         joined AIM in 1996. He
    The Fund's fixed income holdings         consider to be undervalued and avoiding       earned a B.A. degree from Rice
benefited from a shorter duration than       the rest is based on common sense.            University.
the Lehman Aggregate during the period.
This shorter relative duration translated        We remain optimistic about AIM                            SCOT W. JOHNSON,
into less sensitivity to rising interest     Balanced Value Fund's portfolio. As                           Chartered Financial
rates, which negatively affected bond        always, we are continually searching for        [JOHNSON      Analyst, senior portfolio
prices. The sector allocations of the        opportunities to increase our estimate of         PHOTO]      manager, is manager of
Fund's bond holdings also drove relative     the portfolio's intrinsic value. In the                       AIM Basic Balanced Fund.
performance during the reporting period.     meantime, we thank you for your                               Mr. Johnson earned both a
Slight overweight positions in               investment and for sharing our long-term      bachelor's degree in economics and an
mortgage-backed holdings and corporate       horizon.                                      M.B.A. in finance from Vanderbilt
bonds positively affected the performance                                                  University.
of the Fund's fixed income portfolio.        THE VIEWS AND OPINIONS EXPRESSED IN
                                             MANAGEMENT'S DISCUSSION OF FUND                               MATTHEW W. SEINSHEIMER,
PORTFOLIO ASSESSMENT                         PERFORMANCE ARE THOSE OF A I M ADVISORS,                      Chartered Financial
                                             INC. THESE VIEWS AND OPINIONS ARE SUBJECT     [SEINSHEIMER    Analyst, senior portfolio
We believe the single most important         TO CHANGE AT ANY TIME BASED ON FACTORS            PHOTO]      manager, is manager of
indicator of the way AIM Basic Balanced      SUCH AS MARKET AND ECONOMIC CONDITIONS.                       AIM Basic Balanced Fund.
Fund is positioned for potential success     THESE VIEWS AND OPINIONS MAY NOT BE                           Mr. Seinsheimer earned a
is not our historical investment results     RELIED UPON AS INVESTMENT ADVICE OR           B.B.A. from Southern Methodist University
or popular statistical measures, but the     RECOMMENDATIONS, OR AS AN OFFER FOR A         and an M.B.A. from The University of
portfolio's estimated intrinsic value.       PARTICULAR SECURITY. THE INFORMATION IS       Texas at Austin.
Our unique valuation model allows us to      NOT A COMPLETE ANALYSIS OF EVERY ASPECT
regularly estimate the intrinsic value of    OF ANY MARKET, COUNTRY, INDUSTRY,                             MICHAEL J. SIMON,
each holding in the portfolio--and to        SECURITY OR THE FUND. STATEMENTS OF FACT                      Chartered Financial
estimate the intrinsic value of the          ARE FROM SOURCES CONSIDERED RELIABLE, BUT         [SIMON      Analyst, senior portfolio
entire Fund.                                 A I M ADVISORS, INC. MAKES NO                     PHOTO]      manager, is manager of
                                             REPRESENTATION OR WARRANTY AS TO THEIR                        AIM Basic Balanced Fund.
    At the close of the reporting period     COMPLETENESS OR ACCURACY. ALTHOUGH                            Mr. Simon earned a B.B.A.
and in our opinion the difference between    HISTORICAL PERFORMANCE IS NO GUARANTEE OF     in finance from Texas Christian
the market price and the estimated           FUTURE RESULTS, THESE INSIGHTS MAY HELP       University and an M.B.A. from the
intrinsic value of the portfolio was         YOU UNDERSTAND OUR INVESTMENT MANAGEMENT      University of Chicago.
above our estimate of the Fund's             PHILOSOPHY.
historical average. Moreover, we believed                                                  Assisted by the Basic Value Team and the
our estimate of                                     See important Fund and index           Taxable Investment Grade Bond Team
                                               disclosures on the inside front cover.

                                             FOR A PRESENTATION OF YOUR FUND'S
                                             LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM BASIC BALANCED FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/06, including applicable
sales charges

CLASS A SHARES
Inception (9/28/01)               4.98%
  Year                           -0.28

CLASS B SHARES
Inception (9/28/01)               5.15%
 1 Year                          -0.34

CLASS C SHARES
Inception (9/28/01)               5.52%
 1 Year                           3.66

CLASS R SHARES
Inception                         6.03%
 1 Year                           5.18

INVESTOR CLASS SHARES
Inception                         6.21%
 1 Year                           5.44

=========================================

CLASS R SHARES' INCEPTION DATE IS APRIL          THE PERFORMANCE DATA QUOTED REPRESENT     (CDSC) FOR THE PERIOD INVOLVED. THE CDSC
30, 2004. RETURNS SINCE THAT DATE ARE        PAST PERFORMANCE AND CANNOT GUARANTEE         ON CLASS B SHARES DECLINES FROM 5%
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    COMPARABLE FUTURE RESULTS; CURRENT            BEGINNING AT THE TIME OF PURCHASE TO 0%
BLENDED RETURNS OF HISTORICAL CLASS R        PERFORMANCE MAY BE LOWER OR HIGHER.           AT THE BEGINNING OF THE SEVENTH YEAR. THE
SHARE PERFORMANCE AND RESTATED CLASS A       PLEASE VISIT AIMINVESTMENTS.COM FOR THE       CDSC ON CLASS C SHARES IS 1% FOR THE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      MOST RECENT MONTH-END PERFORMANCE.            FIRST YEAR AFTER PURCHASE. CLASS R SHARES
THE INCEPTION DATE OF CLASS R SHARES) AT     PERFORMANCE FIGURES REFLECT REINVESTED        DO NOT HAVE A FRONT-END SALES CHARGE;
NET ASSET VALUE, ADJUSTED TO REFLECT THE     DISTRIBUTIONS, CHANGES IN NET ASSET VALUE     RETURNS SHOWN ARE AT NET ASSET VALUE AND
HIGHER RULE 12b-1 FEES APPLICABLE TO         AND THE EFFECT OF THE MAXIMUM SALES           DO NOT REFLECT A 0.75% CDSC THAT MAY BE
CLASS R SHARES. CLASS A SHARES' INCEPTION    CHARGE UNLESS OTHERWISE STATED.               IMPOSED ON A TOTAL REDEMPTION OF
DATE IS SEPTEMBER 28, 2001.                  PERFORMANCE FIGURES DO NOT REFLECT            RETIREMENT PLAN ASSETS WITHIN THE FIRST
                                             DEDUCTION OF TAXES A SHAREHOLDER WOULD        YEAR. INVESTOR CLASS SHARES DO NOT HAVE A
    INVESTOR CLASS SHARES' INCEPTION DATE    PAY ON FUND DISTRIBUTIONS OR SALE OF FUND     FRONT-END SALES CHARGE OR A CDSC;
IS JULY 15, 2005. RETURNS SINCE THAT DATE    SHARES. INVESTMENT RETURN AND PRINCIPAL       THEREFORE, PERFORMANCE IS SHOWN AT NET
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE     ASSET VALUE.
ARE BLENDED RETURNS OF HISTORICAL            A GAIN OR LOSS WHEN YOU SELL SHARES.
INVESTOR CLASS SHARE PERFORMANCE AND                                                           THE PERFORMANCE OF THE FUND'S SHARE
RESTATED CLASS A SHARE PERFORMANCE (FOR          CLASS A SHARE PERFORMANCE REFLECTS        CLASSES WILL DIFFER PRIMARILY DUE TO
PERIODS PRIOR TO THE INCEPTION DATE OF       THE MAXIMUM 5.50% SALES CHARGE, AND CLASS     DIFFERENT SALES CHARGE STRUCTURES AND
INVESTOR CLASS SHARES) AT NET ASSET          B AND CLASS C SHARE PERFORMANCE REFLECTS      CLASS EXPENSES.
VALUE, ADJUSTED TO REFLECT THE RULE 12b-1    THE APPLICABLE CONTINGENT DEFERRED SALES
FEES APPLICABLE TO CLASS A SHARES.           CHARGE

AIM BASIC BALANCED FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested, to         THE HYPOTHETICAL ACCOUNT VALUES AND
                                             estimate the expenses that you paid over      EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      the period. Simply divide your account        ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600       YOU PAID FOR THE PERIOD. YOU MAY USE THIS
costs, which may include sales charges       account value divided by $1,000 = 8.6),       INFORMATION TO COMPARE THE ONGOING COSTS
(loads) on purchase payments; contingent     then multiply the result by the number in     OF INVESTING IN THE FUND AND OTHER FUNDS.
deferred sales charges on redemptions;       the table under the heading entitled          TO DO SO, COMPARE THIS 5% HYPOTHETICAL
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to       EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
ongoing costs, including management fees;    estimate the expenses you paid on your        THAT APPEAR IN THE SHAREHOLDER REPORTS OF
distribution and/or service fees (12b-1);    account during this period.                   THE OTHER FUNDS.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON               Please note that the expenses shown
ongoing costs (in dollars) of investing      PURPOSES                                      in the table are meant to highlight your
in the Fund and to compare these costs                                                     ongoing costs only and do not reflect any
with ongoing costs of investing in other     The table below also provides information     transactional costs, such as sales
mutual funds. The example is based on an     about hypothetical account values and         charges (loads) on purchase payments,
investment of $1,000 invested at the         hypothetical expenses based on the Fund's     contingent deferred sales charges on
beginning of the period and held for the     actual expense ratio and an assumed rate      redemptions, and redemption fees, if any.
entire period January 1, 2006, through       of return of 5% per year before expenses,     Therefore, the hypothetical information
June 30, 2006.                               which is not the Fund's actual return.        is useful in comparing ongoing costs
                                             The Fund's actual cumulative total            only, and will not help you determine the
ACTUAL EXPENSES                              returns at net asset value after expenses     relative total costs of owning different
                                             for the six months ended June 30, 2006,       funds. In addition, if these
The table below provides information         appear in the table "Fund vs. Indexes" on     transactional costs were included, your
about actual account values and actual       page 3.                                       costs would have been higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                ACTUAL                             HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING            EXPENSES          ENDING             EXPENSES          ANNUALIZED
    SHARE       ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING     ACCOUNT VALUE         PAID DURING         EXPENSE
    CLASS          (1/1/06)         (6/30/06)(1)          PERIOD(2)       (6/30/06)            PERIOD(2)           RATIO
     A            $1,000.00          $1,011.50            $5.64           $1,019.19             $5.66               1.13%
     B             1,000.00           1,007.70             9.36            1,015.47              9.39               1.88
     C             1,000.00           1,007.70             9.36            1,015.47              9.39               1.88
     R             1,000.00           1,010.30             6.88            1,017.95              6.90               1.38
  Investor         1,000.00           1,010.70             5.63            1,019.19              5.66               1.13

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
    2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================


                                             [ARROW   For More Information Visit
                                             BUTTON   AIMINVESTMENTS.COM
                                             IMAGE]

AIM BASIC BALANCED FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Funds Group     o The quality of services to be provided      o Overall performance of AIM. The Board
(the "Board") oversees the management of     by AIM. The Board reviewed the                considered the overall performance of AIM
AIM Basic Balanced Fund (the "Fund") and,    credentials and experience of the             in providing investment advisory and
as required by law, determines annually      officers and employees of AIM who will        portfolio administrative services to the
whether to approve the continuance of the    provide investment advisory services to       Fund and concluded that such performance
Fund's advisory agreement with A I M         the Fund. In reviewing the qualifications     was satisfactory.
Advisors, Inc. ("AIM"). Based upon the       of AIM to provide investment advisory
recommendation of the Investments            services, the Board considered such           o Fees relative to those of clients of
Committee of the Board, at a meeting held    issues as AIM's portfolio and product         AIM with comparable investment
on June 27, 2006, the Board, including       review process, various back office           strategies. The Board reviewed the
all of the independent trustees, approved    support functions provided by AIM and         effective advisory fee rate (before
the continuance of the advisory agreement    AIM's equity and fixed income trading         waivers) for the Fund under the Advisory
(the "Advisory Agreement") between the       operations. Based on the review of these      Agreement. The Board noted that this rate
Fund and AIM for another year, effective     and other factors, the Board concluded        was (i) below the effective advisory fee
July 1, 2006.                                that the quality of services to be            rate (before waivers) for a variable
                                             provided by AIM was appropriate and that      insurance fund advised by AIM and offered
    The Board considered the factors         AIM currently is providing satisfactory       to insurance company separate accounts
discussed below in evaluating the            services in accordance with the terms of      with investment strategies comparable to
fairness and reasonableness of the           the Advisory Agreement.                       those of the Fund; (ii) above the
Advisory Agreement at the meeting on June                                                  effective sub-advisory fee rate for an
27, 2006 and as part of the Board's          o The performance of the Fund relative to     offshore fund advised and sub-advised by
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the      AIM affiliates with investment strategies
deliberations, the Board and the             performance of the Fund during the past       comparable to those of the Fund, although
independent trustees did not identify any    one and three calendar years against the      the total advisory fees for such offshore
particular factor that was controlling,      performance of funds advised by other         fund were above those for the Fund; and
and each trustee attributed different        advisors with investment strategies           (iii) above the effective sub-advisory
weights to the various factors.              comparable to those of the Fund. The          fee rates for two Canadian mutual funds
                                             Board noted that the Fund's performance       advised by an AIM affiliate and
    One responsibility of the independent    in such periods was above the median          sub-advised by AIM with investment
Senior Officer of the Fund is to manage      performance of such comparable funds.         strategies comparable to those of the
the process by which the Fund's proposed     Based on this review and after taking         Fund, although the total advisory fees
management fees are negotiated to ensure     account of all of the other factors that      for such Canadian mutual funds were above
that they are negotiated in a manner         the Board considered in determining           those for the Fund. The Board noted that
which is at arms' length and reasonable.     whether to continue the Advisory              AIM has agreed to waive advisory fees of
To that end, the Senior Officer must         Agreement for the Fund, the Board             the Fund and to limit the Fund's total
either supervise a competitive bidding       concluded that no changes should be made      operating expenses, as discussed below.
process or prepare an independent written    to the Fund and that it was not necessary     Based on this review, the Board concluded
evaluation. The Senior Officer has           to change the Fund's portfolio management     that the advisory fee rate for the Fund
recommended an independent written           team at this time. Although the               under the Advisory Agreement was fair and
evaluation in lieu of a competitive          independent written evaluation of the         reasonable.
bidding process and, upon the direction      Fund's Senior Officer (discussed below)
of the Board, has prepared such an           only considered Fund performance through      o Fees relative to those of comparable
independent written evaluation. Such         the most recent calendar year, the Board      funds with other advisors. The Board
written evaluation also considered           also reviewed more recent Fund                reviewed the advisory fee rate for the
certain of the factors discussed below.      performance, which did not change their       Fund under the Advisory Agreement. The
In addition, as discussed below, the         conclusions.                                  Board compared effective contractual
Senior Officer made a recommendation to                                                    advisory fee rates at a common asset
the Board in connection with such written    o The performance of the Fund relative to     level at the end of the past calendar
evaluation.                                  indices. The Board reviewed the               year and noted that the Fund's rate was
                                             performance of the Fund during the past       comparable to the median rate of the
    The discussion below serves as a         one and three calendar years against the      funds advised by other advisors with
summary of the Senior Officer's              performance of the Lipper Balanced Fund       investment strategies comparable to those
independent written evaluation and           Index. The Board noted that the Fund's        of the Fund that the Board reviewed. The
recommendation to the Board in connection    performance in such periods was               Board noted that AIM has agreed to waive
therewith, as well as a discussion of the    comparable to the performance of the          advisory fees of the Fund and to limit
material factors and the conclusions with    Index. Based on this review and after         the Fund's total operating expenses, as
respect thereto that formed the basis for    taking account of all of the other            discussed below. Based on this review,
the Board's approval of the Advisory         factors that the Board considered in          the Board concluded that the advisory fee
Agreement. After consideration of all of     determining whether to continue the           rate for the Fund under the Advisory
the factors below and based on its           Advisory Agreement for the Fund, the          Agreement was fair and reasonable.
informed business judgment, the Board        Board concluded that no changes should be
determined that the Advisory Agreement is    made to the Fund and that it was not          o Expense limitations and fee waivers.
in the best interests of the Fund and its    necessary to change the Fund's portfolio      The Board noted that AIM has
shareholders and that the compensation to    management team at this time. Although        contractually agreed to waive advisory
AIM under the Advisory Agreement is fair     the independent written evaluation of the     fees of the Fund through December 31,
and reasonable and would have been           Fund's Senior Officer (discussed below)       2009 to the extent necessary so that the
obtained through arm's length                only considered Fund performance through      advisory fees payable by the Fund do not
negotiations.                                the most recent calendar year, the Board      exceed a specified maximum advisory fee
                                             also reviewed more recent Fund                rate, which maximum rate includes
    Unless otherwise stated, information     performance, which did not change their       breakpoints and is based on net asset
presented below is as of June 27, 2006       conclusions.                                  levels. The Board considered the
and does not reflect any changes that may                                                  contractual nature of this fee waiver and
have occurred since June 27, 2006,           o Meetings with the Fund's portfolio          noted that it remains in effect until
including but not limited to changes to      managers and investment personnel. With       December 31, 2009. The Board also noted
the Fund's performance, advisory fees,       respect to the Fund, the Board is meeting     that AIM has voluntarily agreed to waive
expense limitations and/or fee waivers.      periodically with such Fund's portfolio       fees and/or limit expenses of the Fund in
                                             managers and/or other investment              an amount necessary to limit total annual
o The nature and extent of the advisory      personnel and believes that such              operating expenses to a specified
services to be provided by AIM. The Board    individuals are competent and able to         percentage of average daily net assets
reviewed the services to be provided by      continue to carry out their                   for each class of the Fund. The Board
AIM under the Advisory Agreement. Based      responsibilities under the Advisory           considered the voluntary nature of this
on such review, the Board concluded that     Agreement.                                    fee waiver/expense limitation and noted
the range of services to be provided by                                                    that it can be terminated at any time by
AIM under the Advisory Agreement was                                                       AIM without further notice to investors.
appropriate and that AIM currently is                                                      The Board considered the effect
providing services in accordance with the
terms of the Advisory Agreement.                                                                                         (continued)

AIM BASIC BALANCED FUND

these fee waivers/expense limitations        order to assist the Board in determining      trustees also considered the
would have on the Fund's estimated           the reasonableness of the proposed            organizational structure employed by AIM
expenses and concluded that the levels of    management fees of the AIM Funds,             and its affiliates to provide those
fee waivers/expense limitations for the      including the Fund. The Board noted that      services. Based on the review of these
Fund were fair and reasonable.               the Senior Officer's written evaluation       and other factors, the Board concluded
                                             had been relied upon by the Board in this     that AIM and its affiliates were
o Breakpoints and economies of scale. The    regard in lieu of a competitive bidding       qualified to continue to provide
Board reviewed the structure of the          process. In determining whether to            non-investment advisory services to the
Fund's advisory fee under the Advisory       continue the Advisory Agreement for the       Fund, including administrative, transfer
Agreement, noting that it includes five      Fund, the Board considered the Senior         agency and distribution services, and
breakpoints. The Board reviewed the level    Officer's written evaluation and the          that AIM and its affiliates currently are
of the Fund's advisory fees, and noted       recommendation made by the Senior Officer     providing satisfactory non-investment
that such fees, as a percentage of the       to the Board that the Board consider          advisory services.
Fund's net assets, have decreased as net     whether the advisory fee waivers for
assets increased because the Advisory        certain equity AIM Funds, including the       o Other factors and current trends. The
Agreement includes breakpoints. The Board    Fund, should be simplified. The Board         Board considered the steps that AIM and
noted that, due to the Fund's asset          concluded that it would be advisable to       its affiliates have taken over the last
levels at the end of the past calendar       consider this issue and reach a decision      several years, and continue to take, in
year and the way in which the advisory       prior to the expiration date of such          order to improve the quality and
fee breakpoints have been structured, the    advisory fee waivers.                         efficiency of the services they provide
Fund has yet to fully benefit from the                                                     to the Funds in the areas of investment
breakpoints. The Board noted that AIM has    o Profitability of AIM and its                performance, product line
contractually agreed to waive advisory       affiliates. The Board reviewed                diversification, distribution, fund
fees of the Fund through December 31,        information concerning the profitability      operations, shareholder services and
2009 to the extent necessary so that the     of AIM's (and its affiliates') investment     compliance. The Board concluded that
advisory fees payable by the Fund do not     advisory and other activities and its         these steps taken by AIM have improved,
exceed a specified maximum advisory fee      financial condition. The Board considered     and are likely to continue to improve,
rate, which maximum rate includes            the overall profitability of AIM, as well     the quality and efficiency of the
breakpoints and is based on net asset        as the profitability of AIM in connection     services AIM and its affiliates provide
levels. The Board concluded that the         with managing the Fund. The Board noted       to the Fund in each of these areas, and
Fund's fee levels under the Advisory         that AIM's operations remain profitable,      support the Board's approval of the
Agreement therefore reflect economies of     although increased expenses in recent         continuance of the Advisory Agreement for
scale and that it was not necessary to       years have reduced AIM's profitability.       the Fund.
change the advisory fee breakpoints in       Based on the review of the profitability
the Fund's advisory fee schedule.            of AIM's and its affiliates' investment
                                             advisory and other activities and its
o Investments in affiliated money market     financial condition, the Board concluded
funds. The Board also took into account      that the compensation to be paid by the
the fact that uninvested cash and cash       Fund to AIM under its Advisory Agreement
collateral from securities lending           was not excessive.
arrangements, if any (collectively, "cash
balances") of the Fund may be invested in    o Benefits of soft dollars to AIM. The
money market funds advised by AIM            Board considered the benefits realized by
pursuant to the terms of an SEC exemptive    AIM as a result of brokerage transactions
order. The Board found that the Fund may     executed through "soft dollar"
realize certain benefits upon investing      arrangements. Under these arrangements,
cash balances in AIM advised money market    brokerage commissions paid by the Fund
funds, including a higher net return,        and/or other funds advised by AIM are
increased liquidity, increased               used to pay for research and execution
diversification or decreased transaction     services. This research may be used by
costs. The Board also found that the Fund    AIM in making investment decisions for
will not receive reduced services if it      the Fund. The Board concluded that such
invests its cash balances in such money      arrangements were appropriate.
market funds. The Board noted that, to
the extent the Fund invests uninvested       o AIM's financial soundness in light of
cash in affiliated money market funds,       the Fund's needs. The Board considered
AIM has voluntarily agreed to waive a        whether AIM is financially sound and has
portion of the advisory fees it receives     the resources necessary to perform its
from the Fund attributable to such           obligations under the Advisory Agreement,
investment. The Board further determined     and concluded that AIM has the financial
that the proposed securities lending         resources necessary to fulfill its
program and related procedures with          obligations under the Advisory Agreement.
respect to the lending Fund is in the
best interests of the lending Fund and       o Historical relationship between the
its respective shareholders. The Board       Fund and AIM. In determining whether to
therefore concluded that the investment      continue the Advisory Agreement for the
of cash collateral received in connection    Fund, the Board also considered the prior
with the securities lending program in       relationship between AIM and the Fund, as
the money market funds according to the      well as the Board's knowledge of AIM's
procedures is in the best interests of       operations, and concluded that it was
the lending Fund and its respective          beneficial to maintain the current
shareholders.                                relationship, in part, because of such
                                             knowledge. The Board also reviewed the
o Independent written evaluation and         general nature of the non-investment
recommendations of the Fund's Senior         advisory services currently performed by
Officer. The Board noted that, upon their    AIM and its affiliates, such as
direction, the Senior Officer of the         administrative, transfer agency and
Fund, who is independent of AIM and AIM's    distribution services, and the fees
affiliates, had prepared an independent      received by AIM and its affiliates for
written evaluation in                        performing such services. In addition to
                                             reviewing such services, the

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM BASIC BALANCED FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception                      6.47%         REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    1 Year                       5.93          INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         6 Months*                    1.40          WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        MONTH-END PERFORMANCE, PLEASE CALL
                                             DATE IS APRIL 30, 2004. RETURNS SINCE        800-451-4246 OR VISIT
                                             THAT DATE ARE HISTORICAL RETURNS. ALL        AIMINVESTMENTS.COM.
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS SEPTEMBER 28,
                                             2001.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. PERFORMANCE OF INSTITUTIONAL
                                             CLASS SHARES WILL DIFFER FROM
                                             PERFORMANCE OF OTHER SHARE CLASSES
=======================================      PRIMARILY DUE TO DIFFERING SALES CHARGES
NASDAQ SYMBOL                  BBLIX         AND CLASS EXPENSES.
=======================================

                                                                                       Over for information on your Fund's expenses.

====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    BBA-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             example, an $8,600 account value divided     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management fees     result by the number in the table under      EXPENSES YOU PAID FOR THE PERIOD. YOU
and other Fund expenses. This example is     the heading entitled "Actual Expenses        MAY USE THIS INFORMATION TO COMPARE THE
intended to help you understand your         Paid During Period" to estimate the          ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs (in dollars) of investing      expenses you paid on your account during     AND OTHER FUNDS. TO DO SO, COMPARE THIS
in the Fund and to compare these costs       this period.                                 5% HYPOTHETICAL EXAMPLE WITH THE 5%
with ongoing costs of investing in other                                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period January 1, 2006, through       The table below also provides                in the table are meant to highlight your
June 30, 2006.                               information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2006,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                       ACTUAL                            HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING             ENDING              EXPENSES         ENDING             EXPENSES         ANNUALIZED
   SHARE              ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
   CLASS                (1/1/06)          (6/30/06)(1)           PERIOD(2)       (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00           $1,014.00              $3.25          $1,021.57            $3.26             0.65%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com               BBA-INS-2         A I M Distributors, Inc.

AIM BASIC BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-65.17%

ADVERTISING-3.19%

Interpublic Group of Cos., Inc. (The)(a)         2,651,244   $   22,137,887
---------------------------------------------------------------------------
Omnicom Group Inc.                                 343,997       30,646,693
===========================================================================
                                                                 52,784,580
===========================================================================

AEROSPACE & DEFENSE-0.88%

Honeywell International Inc.                       361,640       14,574,092
===========================================================================

ALUMINUM-0.94%

Alcoa Inc.                                         480,770       15,557,717
===========================================================================

APPAREL RETAIL-1.02%

Gap, Inc. (The)                                    972,100       16,914,540
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.20%

Bank of New York Co., Inc. (The)                   618,140       19,904,108
===========================================================================

BREWERS-1.47%

Molson Coors Brewing Co.-Class B                   359,115       24,376,726
===========================================================================

BUILDING PRODUCTS-0.78%

American Standard Cos. Inc.                        296,600       12,833,882
===========================================================================

COMPUTER HARDWARE-1.17%

Dell Inc.(a)                                       791,019       19,308,774
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.25%

Deere & Co.                                         50,350        4,203,721
===========================================================================

CONSTRUCTION MATERIALS-1.80%

Cemex S.A. de C.V.-ADR (Mexico)(a)                 523,098       29,800,893
===========================================================================

CONSUMER ELECTRONICS-1.71%

Koninklijke (Royal) Philips Electronics N.V.-
  New York Shares (Netherlands)                    508,000       15,819,120
---------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                             285,313       12,565,184
===========================================================================
                                                                 28,384,304
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.14%

Ceridian Corp.(a)                                  468,045       11,439,020
---------------------------------------------------------------------------
First Data Corp.                                   899,060       40,493,662
===========================================================================
                                                                 51,932,682
===========================================================================

DIVERSIFIED CHEMICALS-0.20%

Dow Chemical Co. (The)                              84,800        3,309,744
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.30%

Cendant Corp.                                    1,324,530       21,576,594
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

ENVIRONMENTAL & FACILITIES SERVICES-1.88%

Waste Management, Inc.                             868,700   $   31,168,956
===========================================================================

FOOD RETAIL-1.70%

Kroger Co. (The)                                   576,500       12,602,290
---------------------------------------------------------------------------
Safeway Inc.                                       600,500       15,613,000
===========================================================================
                                                                 28,215,290
===========================================================================

GENERAL MERCHANDISE STORES-1.40%

Target Corp.                                       474,420       23,184,905
===========================================================================

HEALTH CARE DISTRIBUTORS-3.41%

Cardinal Health, Inc.                              704,500       45,320,485
---------------------------------------------------------------------------
McKesson Corp.                                     234,304       11,077,893
===========================================================================
                                                                 56,398,378
===========================================================================

HEALTH CARE EQUIPMENT-0.85%

Baxter International Inc.                          383,700       14,104,812
===========================================================================

HEALTH CARE FACILITIES-0.99%

HCA, Inc.                                          379,100       16,358,165
===========================================================================

INDUSTRIAL CONGLOMERATES-4.30%

General Electric Co.                               841,630       27,740,125
---------------------------------------------------------------------------
Tyco International Ltd.                          1,581,200       43,483,000
===========================================================================
                                                                 71,223,125
===========================================================================

INDUSTRIAL MACHINERY-1.30%

Illinois Tool Works Inc.                           451,300       21,436,750
===========================================================================

INSURANCE BROKERS-0.28%

Marsh & McLennan Cos., Inc.                        172,801        4,646,619
===========================================================================

INVESTMENT BANKING & BROKERAGE-2.94%

Merrill Lynch & Co., Inc.                          359,493       25,006,333
---------------------------------------------------------------------------
Morgan Stanley                                     374,950       23,700,590
===========================================================================
                                                                 48,706,923
===========================================================================

MANAGED HEALTH CARE-2.02%

UnitedHealth Group Inc.                            745,106       33,365,847
===========================================================================

MOVIES & ENTERTAINMENT-1.65%

Walt Disney Co. (The)                              910,249       27,307,470
===========================================================================

MULTI-LINE INSURANCE-1.35%

Hartford Financial Services Group, Inc. (The)      264,100       22,342,860
===========================================================================

AIM BASIC BALANCED FUND

                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS DRILLING-1.88%

Transocean Inc.(a)                                 388,390   $   31,195,485
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.99%

Halliburton Co.                                    445,000       33,023,450
---------------------------------------------------------------------------
Schlumberger Ltd.                                  507,360       33,034,210
===========================================================================
                                                                 66,057,660
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.36%

Citigroup Inc.                                     682,283       32,913,332
---------------------------------------------------------------------------
JPMorgan Chase & Co.                               935,918       39,308,556
===========================================================================
                                                                 72,221,888
===========================================================================

PACKAGED FOODS & MEATS-1.15%

Unilever N.V. (Netherlands)(b)                     841,050       19,059,231
===========================================================================

PHARMACEUTICALS-5.01%

Pfizer Inc.                                        840,490       19,726,300
---------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                         354,252       34,576,531
---------------------------------------------------------------------------
Wyeth                                              643,318       28,569,752
===========================================================================
                                                                 82,872,583
===========================================================================

PROPERTY & CASUALTY INSURANCE-1.44%

ACE Ltd.                                           471,800       23,868,362
===========================================================================

SYSTEMS SOFTWARE-2.16%

CA Inc.                                          1,012,742       20,811,848
---------------------------------------------------------------------------
Microsoft Corp.                                    640,837       14,931,502
===========================================================================
                                                                 35,743,350
===========================================================================

THRIFTS & MORTGAGE FINANCE-2.06%

Fannie Mae                                         710,248       34,162,929
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $898,900,950)                           1,079,103,945
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
BONDS & NOTES-22.90%

ASSET MANAGEMENT & CUSTODY BANKS-0.32%

GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes,
  5.22%, 02/17/07(c)                           $ 1,695,000        1,686,915
---------------------------------------------------------------------------
Mellon Capital II-Series B,
  Jr. Unsec. Gtd. Sub. Trust Pfd. Bonds,
  8.00%, 01/15/27(c)                             2,200,000        2,311,716
---------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
  Notes, 5.50%, 09/15/15(c)                      1,400,000        1,318,114
===========================================================================
                                                                  5,316,745
===========================================================================

AUTOMOBILE MANUFACTURERS-0.10%

DaimlerChrysler North America Holding Corp.,
  Notes, 4.13%, 03/07/07(c)                      1,700,000        1,681,215
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE

BROADCASTING & CABLE TV-2.43%

British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Global Notes, 7.30%,
  10/15/06(c)                                  $ 1,675,000   $    1,680,628
---------------------------------------------------------------------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Global Notes,
  6.00%, 11/01/06(c)                             6,200,000        6,206,572
---------------------------------------------------------------------------
  Sr. Unsec. Notes,
  3.13%, 02/01/07(c)                             3,960,000        3,904,045
---------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(c)                             3,135,000        3,868,026
---------------------------------------------------------------------------
  Unsec. Unsub. Global Notes,
  8.38%, 05/01/07(c)                             2,450,000        2,503,018
---------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12(c)                                    1,100,000        1,314,621
---------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes,
  7.75%, 08/15/06(c)                             8,110,000        8,128,896
---------------------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  10/03/05-11/14/05; Cost $10,672,304)(c)(d)    10,280,000       10,399,865
---------------------------------------------------------------------------
Time Warner Entertainment Co. L.P.,
  Sr. Unsec. Deb.,
  8.38%, 03/15/23(c)                             2,050,000        2,269,965
===========================================================================
                                                                 40,275,636
===========================================================================

CASINOS & GAMING-0.61%

Caesars Entertainment, Inc., Sr. Unsec.
  Notes,
  8.50%, 11/15/06(c)                             8,300,000        8,364,325
---------------------------------------------------------------------------
Harrah's Operating Co., Inc.,
  Unsec. Gtd. Global Notes,
  7.13%, 06/01/07(c)                             1,690,000        1,705,075
===========================================================================
                                                                 10,069,400
===========================================================================

COMMERCIAL PRINTING-0.10%

Deluxe Corp., Medium Term Notes, 2.75%,
  09/15/06(c)                                    1,725,000        1,715,737
===========================================================================

CONSUMER ELECTRONICS-0.07%

Koninklijke (Royal) Philips Electronics N.V.
  (Netherlands), Yankee Notes, 8.38%,
  09/15/06(c)                                    1,130,000        1,135,334
===========================================================================

CONSUMER FINANCE-0.65%

Capital One Capital I,
  Sub. Floating Rate Trust Pfd. Bonds,
  6.70%, 02/01/27 (Acquired
  09/16/04-04/12/06; Cost
  $5,320,680)(c)(d)(e)                           5,240,000        5,281,972
---------------------------------------------------------------------------
Ford Motor Credit Co., Sr. Unsec. Notes,
  4.95%, 01/15/08(c)                             5,850,000        5,547,497
===========================================================================
                                                                 10,829,469
===========================================================================

AIM BASIC BALANCED FUND

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

DIVERSIFIED BANKS-1.56%

AB Spintab (Sweden), Bonds,
  7.50% (Acquired 02/12/04; Cost
  $3,928,390)(c)(d)(f)                         $ 3,520,000   $    3,528,892
---------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong),
  Unsec. Sub. Notes,
  9.03%, 03/15/29 (Acquired 04/22/05; Cost
  $1,471,124)(c)(d)                              1,175,000        1,354,951
---------------------------------------------------------------------------
BankBoston Capital Trust II-Series B,
  Gtd. Trust Pfd. Bonds,
  7.75%, 12/15/26(c)                             2,200,000        2,301,420
---------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom),
  Floating Rate Global Notes,
  4.87%, 08/08/07 (Acquired 04/06/06; Cost
  $1,293,253)(c)(d)(g)                           1,300,000        1,300,611
---------------------------------------------------------------------------
BNP Paribas U.S. Medium-Term Note Program
  LLC-Series 1, Sub. Gtd. Medium Term Notes,
  5.13%, 01/15/15 (Acquired 05/11/06; Cost
  $2,493,821)(c)(d)                              2,620,000        2,492,092
---------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $1,847,528)(c)(d)                         1,460,000        1,557,513
---------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  5.75%(c)(f)(h)                                 4,010,000        3,587,743
---------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(c)(f)                                      550,000          576,799
---------------------------------------------------------------------------
National Bank of Canada (Canada),
  Floating Rate Euro Deb.,
  5.13%, 08/29/87(c)(h)                          1,580,000        1,299,308
---------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.19%(c)(f)(h)                1,150,000        1,019,374
---------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(c)                               915,000        1,090,826
---------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(c)(f)                             1,140,000        1,063,221
---------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes,
  8.15%(c)(f)                                    1,675,000        1,735,412
---------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.17%, 09/21/07 (Acquired 12/14/05;
  Cost $2,850,000)(c)(d)(e)                      2,850,000        2,852,138
===========================================================================
                                                                 25,760,300
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.75%

Cendant Corp., Sr. Unsec. Global Notes,
  6.88%, 08/15/06(c)                            12,430,000       12,444,046
===========================================================================

ELECTRIC UTILITIES-0.26%

Commonwealth Edison Co., Unsec. Notes, 7.63%,
  01/15/07(c)                                    1,125,000        1,134,439
---------------------------------------------------------------------------
Indiana Michigan Power Co.-Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06(c)                 675,000          676,444
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE
ELECTRIC UTILITIES-(CONTINUED)

Northeast Utilities-Series A, Notes, 8.58%,
  12/01/06(c)                                  $   684,000   $      690,163
---------------------------------------------------------------------------
Portland General Electric Co.-Series 4, Sec.
  First Mortgage Medium Term Notes, 7.15%,
  06/15/07(c)                                      665,000          672,641
---------------------------------------------------------------------------
Potomac Electric Power Co.-Series A, Medium
  Term Notes, 7.64%, 01/17/07(c)                 1,120,000        1,128,702
===========================================================================
                                                                  4,302,389
===========================================================================

FOOD RETAIL-0.52%

ARAMARK Services Inc., Unsec. Gtd. Notes,
  7.00%, 07/15/06(c)                             3,214,000        3,214,643
---------------------------------------------------------------------------
Kroger Co. (The),
  Sr. Unsec. Gtd. Notes,
  7.63%, 09/15/06(c)                             2,380,000        2,387,901
---------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.65%, 04/15/07(c)                             2,885,000        2,925,448
===========================================================================
                                                                  8,527,992
===========================================================================

FOREST PRODUCTS-0.09%

Weyerhaeuser Co., Unsec. Unsub. Global Notes,
  6.13%, 03/15/07(c)                             1,510,000        1,513,533
===========================================================================

GAS UTILITIES-0.33%

Consolidated Natural Gas Co.-Series B, Sr.
  Unsec. Unsub. Notes, 5.38%, 11/01/06(c)        5,390,000        5,383,047
===========================================================================

HEALTH CARE SERVICES-0.61%

Caremark Rx, Inc., Sr. Unsec. Notes, 7.38%,
  10/01/06(c)                                    5,575,000        5,593,397
---------------------------------------------------------------------------
Quest Diagnostics Inc., Sr. Unsec. Gtd.
  Notes, 6.75%, 07/12/06(c)                      4,500,000        4,500,810
===========================================================================
                                                                 10,094,207
===========================================================================

HOME IMPROVEMENT RETAIL-0.06%

Sherwin-Williams Co. (The), Sr. Notes, 6.85%,
  02/01/07(c)                                    1,000,000        1,004,200
===========================================================================

HOMEBUILDING-0.45%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
  08/15/11(c)                                    1,000,000        1,049,720
---------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes, 8.00%, 08/15/06(c)                      6,470,000        6,483,263
===========================================================================
                                                                  7,532,983
===========================================================================

HOTELS, RESORTS & CRUISE LINES-0.02%

Carnival Corp., Sr. Unsec. Gtd. Global Notes,
  3.75%, 11/15/07(c)                               385,000          375,317
===========================================================================

HOUSEWARES & SPECIALTIES-0.02%

Newell Rubbermaid Inc., Unsec. Notes, 6.00%,
  03/15/07(c)                                      300,000          300,312
===========================================================================

AIM BASIC BALANCED FUND

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.02%

TXU Australia Holdings Partnership L.P.
  (Australia), Sr. Unsec. Notes,
  6.75%, 12/01/06 (Acquired 01/31/06; Cost
  $323,786)(c)(d)                              $   320,000   $      321,168
===========================================================================

INDUSTRIAL CONGLOMERATES-0.50%

Tyco International Group S.A. (Luxembourg),
  Unsec. Gtd. Unsub. Yankee Notes, 5.80%,
  08/01/06(c)                                    8,210,000        8,210,985
===========================================================================

INDUSTRIAL REIT'S-0.35%

ProLogis, Sr. Unsec. Notes, 7.05%,
  07/15/06(c)                                    5,810,000        5,811,743
===========================================================================

INSURANCE BROKERS-0.26%

Marsh & McLennan Cos., Inc., Sr. Unsec.
  Global Notes, 5.38%, 03/15/07(c)               4,270,000        4,258,343
===========================================================================

INTEGRATED OIL & GAS-0.51%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(c)                                    1,100,000        1,113,464
---------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28(c)                                    6,944,000        7,299,880
===========================================================================
                                                                  8,413,344
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.59%

SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 6.68%, 11/28/07(c)          3,220,000        3,249,946
---------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  8.75%, 11/01/21(c)                             1,435,000        1,672,220
---------------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global
  Notes, 6.13%, 03/01/12(c)                      1,215,000        1,200,784
---------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(c)                                    2,070,000        1,980,783
---------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(c)                       1,900,000        1,709,031
===========================================================================
                                                                  9,812,764
===========================================================================

INVESTMENT BANKING & BROKERAGE-0.03%

Jefferies Group, Inc.-Series B, Sr. Unsec.
  Notes, 7.50%, 08/15/07(c)                        555,000          564,407
===========================================================================

LEISURE PRODUCTS-0.31%

Brunswick Corp., Unsec. Unsub. Notes, 6.75%,
  12/15/06(c)                                    5,130,000        5,152,982
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE

LIFE & HEALTH INSURANCE-0.58%

Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-02/17/06; Cost
  $6,129,407)(c)(d)(i)                         $ 5,220,000   $    5,725,348
---------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(c)                               625,000          629,344
---------------------------------------------------------------------------
Sun Life Canada (U.S.) Capital Trust, Gtd.
  Trust Pfd. Notes, 8.53% (Acquired 02/13/06;
  Cost $3,218,730)(c)(d)(f)                      3,000,000        3,186,000
===========================================================================
                                                                  9,540,692
===========================================================================

MANAGED HEALTH CARE-0.27%

Cigna Corp., Unsec. Notes, 7.40%, 05/15/07(c)      960,000          972,288
---------------------------------------------------------------------------
Humana Inc., Sr. Unsec. Notes, 7.25%,
  08/01/06(c)                                    3,485,000        3,489,112
===========================================================================
                                                                  4,461,400
===========================================================================

MOVIES & ENTERTAINMENT-0.49%

News America Holdings Inc., Sr. Unsec. Gtd.
  Deb., 7.75%, 12/01/45(c)                       1,850,000        1,949,234
---------------------------------------------------------------------------
Time Warner Cos., Inc.,
  Notes,
    8.11%, 08/15/06(c)                             505,000          506,217
---------------------------------------------------------------------------
    8.18%, 08/15/07(c)                           2,230,000        2,286,464
---------------------------------------------------------------------------
  Unsec. Deb.,
  9.15%, 02/01/23(c)                             2,783,000        3,295,378
===========================================================================
                                                                  8,037,293
===========================================================================

MULTI-UTILITIES-0.68%

Ameren Corp., Bonds, 4.26%, 05/15/07(c)          2,065,000        2,038,857
---------------------------------------------------------------------------
Dominion Resources, Inc.-Series G, Sr. Notes,
  3.66%, 11/15/06(c)                             2,790,000        2,770,247
---------------------------------------------------------------------------
Duke Energy Corp., Notes, 7.00%, 10/15/06(c)     2,390,000        2,396,716
---------------------------------------------------------------------------
PSI Energy, Inc., Unsec. Deb., 7.85%,
  10/15/07(c)                                      685,000          701,899
---------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(c)       760,000          752,635
---------------------------------------------------------------------------
Virginia Electric and Power Co.-Series A, Sr.
  Unsec. Unsub. Notes,
  5.38%, 02/01/07(c)                             2,630,000        2,623,872
===========================================================================
                                                                 11,284,226
===========================================================================

OFFICE REIT'S-0.24%

Spieker Properties, Inc, Unsec. Unsub. Notes,
  7.13%, 12/01/06(c)                             3,925,000        3,945,214
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.14%

Halliburton Co., Medium Term Notes, 6.00%,
  08/01/06(c)                                    2,385,000        2,385,954
===========================================================================

AIM BASIC BALANCED FUND

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


OIL & GAS EXPLORATION & PRODUCTION-0.79%


Devon Energy Corp., Sr. Unsec. Notes, 2.75%,
  08/01/06(c)                                  $ 6,596,000   $    6,583,468
---------------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),
  Sr. Unsec. Gtd. Notes,
  5.75%, 12/15/15 (Acquired 01/26/06; Cost
  $178,000)(c)(d)                                  180,000          165,375
---------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes,
    5.75%, 12/15/15(c)                           2,895,000        2,659,781
---------------------------------------------------------------------------
    8.63%, 02/01/22(c)                           2,600,000        2,889,380
---------------------------------------------------------------------------
Varco International Inc., Sr. Unsec. Gtd.
  Notes, 7.50%, 02/15/08(c)                        750,000          767,940
===========================================================================
                                                                 13,065,944
===========================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-2.19%


General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb.,
  5.10%, 09/01/07(c)(g)                          1,000,000          975,730
---------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-07/28/05;
  Cost $6,664,804)(c)(d)(f)                      5,890,000        6,317,909
---------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
  Sr. Unsec. Global Notes,
  8.02%, 05/15/07(c)                             1,820,000        1,830,520
---------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(c)                             6,721,000        7,096,838
---------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
  Cost $3,822,437)(c)(d)                         3,825,000        3,601,046
---------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Class A-1a, Sr. Floating Rate
  Notes, 5.43%, 01/25/36 (Acquired 03/21/05;
  Cost $799,886)(c)(d)(e)                          799,886          783,013
---------------------------------------------------------------------------
  Sr. Notes, 9.25%, 03/15/30 (Acquired
  09/22/04; Cost $3,504,605)(c)(d)               2,962,222        3,228,467
---------------------------------------------------------------------------
Residential Capital Corp., Sr. Unsec.
  Floating Rate Global Notes,
  6.88%, 06/29/07(c)(e)                          2,650,000        2,659,541
---------------------------------------------------------------------------
SIUK PLC (United Kingdom), Gtd. Trust Pfd.
  Yankee Notes, 8.23%, 02/01/27(c)               1,070,000        1,132,413
---------------------------------------------------------------------------
Toll Road Investors Partnership II, L.P.-
  Series 2005A, Disc. Bonds, (INS-MBIA
  Insurance Corp.) 5.63%, 02/15/45 (Acquired
  03/11/05-05/03/05; Cost
  $3,365,909)(c)(d)(i)(j)                       28,631,031        3,454,277
---------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.17% (Acquired
  12/07/04-04/03/06; Cost
  $3,002,988)(c)(d)(f)(g)                        3,000,000        3,000,135
---------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(c)(f)            1,020,000        1,075,856
---------------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
  07/15/17 (Acquired 02/07/06; Cost
  $1,160,000)(c)(d)                              1,160,000        1,120,061
===========================================================================
                                                                 36,275,806
===========================================================================



PACKAGED FOODS & MEATS-0.27%


General Mills, Inc., Notes, 6.45%,
  10/15/06(c)                                      930,000          931,934
---------------------------------------------------------------------------
Tyson Foods, Inc., Sr. Unsec. Global Notes,
  7.25%, 10/01/06(c)                             3,515,000        3,525,405
===========================================================================
                                                                  4,457,339
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE


PROPERTY & CASUALTY INSURANCE-1.40%


ACE INA Holdings Inc., Sr. Unsec. Gtd. Unsub.
  Notes, 8.30%, 08/15/06(c)                    $ 2,150,000   $    2,155,181
---------------------------------------------------------------------------
CNA Financial Corp., Sr. Unsec. Notes, 6.75%,
  11/15/06(c)                                      812,000          814,152
---------------------------------------------------------------------------
Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(c)           2,375,000        2,510,826
---------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(c)                 4,705,000        4,921,948
---------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $3,737,949)(c)(d)      3,495,000        3,353,627
---------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda),
  Notes, 7.56% (Acquired 06/15/06; Cost
  $6,280,000)(c)(d)(f)                           6,280,000        6,299,594
---------------------------------------------------------------------------
  Sr. Unsec. Floating Rate Notes,
  5.34%, 10/06/06 (Acquired
  10/12/05-10/13/05; Cost
  $2,386,963)(c)(d)(g)                           2,405,000        2,404,288
---------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec.
  Notes, 6.75%, 11/15/06(c)                        700,000          702,576
===========================================================================
                                                                 23,162,192
===========================================================================


RAILROADS-0.03%


Norfolk Southern Corp.-Series A, Medium Term
  Notes, 7.40%, 09/15/06(c)                        430,000          431,376
===========================================================================


REGIONAL BANKS-1.07%


Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 6.78%, 03/01/34(c)(e)     4,050,000        4,062,717
---------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 5.80%, 06/01/28(c)(e)              1,175,000        1,143,052
---------------------------------------------------------------------------
Popular North America Inc., Series E, Medium
  Term Notes,
  6.13%, 10/15/06(c)                             1,160,000        1,160,766
---------------------------------------------------------------------------
  Series F, Medium Term Notes,
  5.20%, 12/12/07(c)                             4,060,000        4,021,389
---------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(c)                                    1,500,000        1,452,645
---------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(c)                             5,370,000        5,946,899
===========================================================================
                                                                 17,787,468
===========================================================================

AIM BASIC BALANCED FUND

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


REINSURANCE-0.27%


Reinsurance Group of America, Inc., Jr.
  Unsec. Sub. Deb., 6.75%, 12/15/65(c)         $ 1,995,000   $    1,841,924
---------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-11/03/05; Cost $2,747,640)(c)(d)      2,800,000        2,686,320
===========================================================================
                                                                  4,528,244
===========================================================================



RETAIL REIT'S-0.16%


Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 7.00%, 03/19/07(c)          2,680,000        2,700,690
===========================================================================



SOVEREIGN DEBT-0.11%


Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04-05/18/04; Cost
  $2,050,181)(c)(d)                              1,820,000        1,891,890
===========================================================================



SPECIALIZED REIT'S-0.26%


Health Care Property Investors, Inc., Sr.
  Unsec. Notes, 7.07%, 06/08/15(c)               2,405,000        2,485,039
---------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(c)                                    1,905,000        1,813,236
===========================================================================
                                                                  4,298,275
===========================================================================



SPECIALTY CHEMICALS-0.28%


ICI North America, Unsec. Gtd. Deb., 8.88%,
  11/15/06(c)                                    4,570,000        4,617,208
===========================================================================



THRIFTS & MORTGAGE FINANCE-0.23%


Countrywide Home Loans, Inc.-Series E, Gtd.
  Medium Term Notes, 6.94%, 07/16/07(c)          1,670,000        1,691,510
---------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(c)                 1,025,000        1,094,577
---------------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub. Trust
  Pfd. Notes, 8.38%, 06/01/27(c)                 1,000,000        1,056,820
===========================================================================
                                                                  3,842,907
===========================================================================



TOBACCO-0.33%


Altria Group, Inc., Unsec. Notes, 7.20%,
  02/01/07(c)                                    5,370,000        5,409,416
===========================================================================



TRADING COMPANIES & DISTRIBUTORS-0.20%


GATX Financial Corp.,
  Sr. Notes,
  7.75%, 12/01/06(c)                             1,048,000        1,055,294
---------------------------------------------------------------------------
  Series D, Medium Term Notes,
  6.88%, 12/15/06(c)                             1,280,000        1,284,915
---------------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired 01/25/05; Cost
  $1,008,342)(c)(d)                                900,000          952,344
===========================================================================
                                                                  3,292,553
===========================================================================



TRUCKING-0.25%


Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(c)                             2,805,000        2,915,152
---------------------------------------------------------------------------
Ryder System, Inc-Series 16, Sr. Medium Term
  Notes, 6.46%, 10/18/06(c)                      1,300,000        1,302,223
===========================================================================
                                                                  4,217,375
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE


WIRELESS TELECOMMUNICATION SERVICES-1.14%


Sprint Capital Corp., Unsec. Gtd. Notes,
  4.78%, 08/17/06(c)                           $ 9,550,000   $    9,541,501
---------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(c)    2,900,000        3,530,605
---------------------------------------------------------------------------
Telephone & Data Systems, Inc.,
  Sec. Notes, 7.00%, 08/01/06(c)                 3,425,000        3,428,048
---------------------------------------------------------------------------
  Series A, Sr. Unsec. Notes,
  7.60%, 12/01/41                                   93,000        2,294,310
===========================================================================
                                                                 18,794,464
===========================================================================
    Total Bonds & Notes (Cost $386,267,098)                     379,235,524
===========================================================================

U.S. MORTGAGE-BACKED SECURITIES-12.62%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-4.31%


Pass Through Ctfs.,
  5.50%, 05/01/13 to 12/01/33(c)                 2,850,398        2,784,129
---------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(c)                 2,841,386        2,912,631
---------------------------------------------------------------------------
  6.50%, 01/01/16 to 01/01/35(c)                 2,939,916        2,959,331
---------------------------------------------------------------------------
  6.00%, 03/01/17 to 01/01/34(c)                 5,631,265        5,624,002
---------------------------------------------------------------------------
  4.50%, 10/01/18(c)                               290,240          274,612
---------------------------------------------------------------------------
  8.00%, 01/01/27(c)                               952,537        1,007,308
---------------------------------------------------------------------------
  7.50%, 11/01/30 to 03/01/32(c)                   465,820          482,332
---------------------------------------------------------------------------
  5.00%, 10/01/33(c)                               309,802          290,816
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/21 to 07/01/36(c)(k)             23,444,000       21,993,256
---------------------------------------------------------------------------
  5.50%, 07/01/36(c)(k)                         34,348,618       32,996,141
===========================================================================
                                                                 71,324,558
===========================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-7.16%


Pass Through Ctfs.,
  8.50%, 03/01/10 to 01/01/28(c)                 1,453,885(l)      1,555,193
---------------------------------------------------------------------------
  6.50%, 04/01/14 to 10/01/35(c)                 3,413,485        3,459,179
---------------------------------------------------------------------------
  7.50%, 11/01/15 to 05/01/32(c)                   912,354          946,803
---------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32(c)                 3,110,040        3,189,609
---------------------------------------------------------------------------
  5.00%, 11/01/17 to 02/01/19(c)                 6,370,145        6,150,518
---------------------------------------------------------------------------
  5.50%, 07/01/19 to 10/01/34(c)                11,079,488       10,739,234
---------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30(c)                   684,689          722,580
---------------------------------------------------------------------------
  6.00%, 03/01/22(c)                               214,122          210,627
---------------------------------------------------------------------------

AIM BASIC BALANCED FUND

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

Pass Through Ctfs., TBA,
  5.00%, 07/01/21(c)(k)                        $11,257,160   $   10,842,052
---------------------------------------------------------------------------
  5.50%, 07/01/21 to 07/01/36(c)(k)             57,737,190       55,797,473
---------------------------------------------------------------------------
  6.00%, 07/01/21 to 07/01/36(c)(k)             24,142,022       23,776,954
---------------------------------------------------------------------------
  6.50%, 07/01/36(c)(k)                          1,282,474        1,289,287
===========================================================================
                                                                118,679,509
===========================================================================



GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.15%


Pass Through Ctfs.,
  6.50%, 10/15/08 to 12/15/33(c)                 2,313,002        2,345,137
---------------------------------------------------------------------------
  7.00%, 10/15/08 to 05/15/32(c)                 1,169,021        1,205,842
---------------------------------------------------------------------------
  6.00%, 11/15/08 to 10/15/33(c)                 7,607,458        7,565,511
---------------------------------------------------------------------------
  5.00%, 03/15/18(c)                             1,870,238        1,817,001
---------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31(c)                   489,626          518,782
---------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32(c)                 1,262,731        1,320,494
---------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25(c)                   110,133          119,125
---------------------------------------------------------------------------
  5.50%, 12/15/31 to 05/15/35(c)                 4,230,465        4,107,694
===========================================================================
                                                                 18,999,586
===========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $211,995,390)                                       209,003,653
===========================================================================


ASSET-BACKED SECURITIES-3.30%

AEROSPACE & DEFENSE-0.19%


Systems 2001 Asset Trust LLC (Cayman
  Islands)- Series 2001, Class G, Pass
  Through Ctfs., (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost
  $3,417,195)(c)(d)(i)                           3,102,625        3,212,458
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE


COLLATERALIZED MORTGAGE OBLIGATIONS-1.88%


Accredited Mortgage Loan Trust-Series 2003-3,
  Class A3, Floating Rate Pass Through Ctfs.,
  5.70%, 01/25/34(c)(g)                        $   817,045   $      820,310
---------------------------------------------------------------------------
Banc of America Mortgage Securities-
  Series 2003-D, Class 2AI, Pass Through
  Ctfs., 4.18%, 05/25/33(c)                      1,256,633        1,221,287
---------------------------------------------------------------------------
Capital One Multi-Asset Execution Trust-
  Series 2003-B4, Class B4, Floating Rate
  Pass Through Ctfs., 6.00%, 07/15/11(c)(g)      2,230,000        2,259,412
---------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-Series 2004-6,
  Class 2A5, Floating Rate Pass Through
  Ctfs., 5.71%, 11/25/34(c)(g)                   1,005,878        1,008,788
---------------------------------------------------------------------------
Countrywide Home Loans-Series 2004-HYB7,
  Class 1A2, Floating Rate Pass Through
  Ctfs., 4.72%, 11/20/34(c)(g)                   1,367,782        1,342,604
---------------------------------------------------------------------------
Credit Suisse First Boston Mortgage
  Securities Corp.,
  Series 2004-AR3, Class 5A1,
  Floating Rate Pass Through Ctfs.,
  4.73%, 04/25/34(c)(g)                          1,316,510        1,289,510
---------------------------------------------------------------------------
  Series 2004-AR7, Class 2A1,
  Floating Rate Pass Through Ctfs.,
  4.73%, 11/25/34(c)(g)                          1,587,719        1,557,213
---------------------------------------------------------------------------
  Series 2004-C4, Class A6, Pass Through
  Ctfs.,
  4.69%, 10/15/39(c)                             2,850,000        2,636,625
---------------------------------------------------------------------------
Federal Home Loan Bank (FHLB)-
  Series TQ-2015, Class A, Pass Through
  Ctfs., 5.07%, 10/20/15(c)                      2,591,057        2,489,799
---------------------------------------------------------------------------
GSR Mortgage Loan Trust-Series 2004-5, Class
  2A1, Floating Rate Pass Through Ctfs.,
  4.53%, 05/25/34(c)(g)                            847,275          825,744
---------------------------------------------------------------------------
Impac CMB Trust,
  Series 2003-12, Class A1,
  Floating Rate Pass Through Ctfs.,
  6.08%, 12/25/33(c)(g)                            195,818          195,994
---------------------------------------------------------------------------
  Series 2004-1, Class A1,
  Floating Rate Pass Through Ctfs.,
  5.65%, 03/25/34(c)(g)                            584,662          587,349
---------------------------------------------------------------------------
Long Beach Mortgage Loan Trust-Series 2004-1,
  Class A3, Floating Rate Pass Through Ctfs.,
  5.62%, 02/25/34(c)(g)                            181,846          182,030
---------------------------------------------------------------------------
Master Asset Securitization Trust-Series
  2003-8, Class 1A1, Pass Through Ctfs.,
  5.50%, 09/25/33(c)                             2,959,782        2,825,668
---------------------------------------------------------------------------
MLCC Mortgage Investors, Inc.-Series 2003-G,
  Class A1, Floating Rate Pass Through Ctfs.,
  5.64%, 01/25/29(c)(g)                          1,600,983        1,603,482
---------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust- Series
  2004-6AR, Class 2A2, Floating Rate Pass
  Through Ctfs., 4.08%, 08/25/34(c)(g)           1,612,598        1,614,616
---------------------------------------------------------------------------
Nomura Asset Acceptance Corp.-Series
  2005-AR1, Class 2A1, Floating Rate Pass
  Through Ctfs., 5.60%, 02/25/35(c)(g)             578,527          579,083
---------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.-
  Series 2003-RS2, Class AII, Floating Rate
  Pass Through Ctfs., 5.66%, 03/25/33(c)(g)        483,371          484,394
---------------------------------------------------------------------------
Specialty Underwriting & Residential Finance
  Trust-Series 2003-BC3, Class A, Floating
  Rate Pass Through Ctfs., 5.67%,
  08/25/34(c)(g)                                   117,257          117,359
---------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan
  Trust, Series 2004-3AC, Class A1, Pass
  Through Ctfs.,
  4.94%, 03/05/34(c)                             1,398,389        1,376,563
---------------------------------------------------------------------------
  Series 2005-1, Class 1A1,
  Floating Rate Pass Through Ctfs.,
  5.12%, 02/25/35(c)(g)                          1,011,878        1,017,817
---------------------------------------------------------------------------

AIM BASIC BALANCED FUND

                                                PRINCIPAL
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Structured Asset Securities Corp.,
  Series 2003-37A, Class 7A,
  Floating Rate Pass Through Ctfs.,
  4.80%, 12/25/33(c)(g)                        $ 1,404,830   $    1,405,118
---------------------------------------------------------------------------
  Series 2004-2AC, Class A1,
  Floating Rate Pass Through Ctfs.,
  5.01%, 02/25/34(c)(g)                          2,570,015        2,538,981
---------------------------------------------------------------------------
Vanderbilt Mortgage and Finance, Inc.- Series
  2002-B, Class A4, Pass Through Ctfs.,
  5.84%, 02/07/26(c)                             1,175,000        1,159,536
===========================================================================
                                                                 31,139,282
===========================================================================



MULTI-SECTOR HOLDINGS-0.06%


Longport Funding Ltd.-Series 2005-2A, Class
  A1J, Floating Rate Bonds,
  5.63%, 02/03/40 (Acquired 03/31/05; Cost
  $900,000)(d)(e)(m)                               900,000          900,000
===========================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-1.03%


Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-01/26/06; Cost $6,733,854)(c)(d)      6,085,000        6,849,446
---------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sec.
  Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
  Cost $4,500,000)(d)(m)                         4,500,000        4,365,000
---------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
  5.65%, 01/17/17 (Acquired 11/04/04; Cost
  $2,563,525)(d)(m)                              2,500,000        2,432,525
---------------------------------------------------------------------------
Patrons' Legacy-2004-I-Series A, Ctfs.,
  6.67%, 02/04/17 (Acquired
  04/30/04-07/14/05; Cost $3,543,815)(d)(m)      3,500,000        3,422,650
===========================================================================
                                                                 17,069,621
===========================================================================



PROPERTY & CASUALTY INSURANCE-0.14%


North Front Pass-Through Trust, Bonds, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $2,369,940)(c)(d)                              2,350,000        2,269,442
===========================================================================
    Total Asset-Backed Securities (Cost
      $56,001,490)                                               54,590,803
===========================================================================



MUNICIPAL OBLIGATIONS-1.22%


Chicago (City of), Illinois O'Hare
  International Airport; Series 2004 E,
  Refunding Taxable General Airport Third
  Lien RB, (INS-MBIA Insurance Corp.) 3.88%,
  01/01/08(c)(i)                                 2,750,000        2,688,125
---------------------------------------------------------------------------
Dallas (City of), Texas; Series 2005 A,
  Taxable Pension Limited Tax GO,
  4.61%, 02/15/14(c)                               975,000          907,969
---------------------------------------------------------------------------
Detroit (City of), Michigan;
  Series 2005 A-1, Taxable Capital
  Improvement Limited Tax GO
  (INS-Ambac Assurance Corp.),
  4.96%, 04/01/20(c)(i)                          1,550,000        1,401,061
---------------------------------------------------------------------------
  Series 2005, Taxable COP (INS-Financial
  Guaranty Insurance Co.) 4.95%,
  06/15/25(c)(i)                                 1,920,000        1,690,579
---------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Series 2005 A,
  Taxable RB,
    4.87%, 07/15/16(c)                             925,000          858,946
---------------------------------------------------------------------------
    5.22%, 07/15/20(c)                           1,100,000        1,025,310
---------------------------------------------------------------------------
    5.28%, 01/15/22(c)                             600,000          556,500
---------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(c)(i)         2,060,000        2,098,625
---------------------------------------------------------------------------
New Hampshire (State of); Series 2005 B,
  Taxable Unlimited Tax GO,
  4.65%, 05/15/15(c)                             1,975,000        1,841,687
---------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Series 2004, Taxable Rental Car
  Facility Charge RB (INS-Financial Guaranty
  Insurance Co.)
    3.69%, 07/01/07(c)(i)                        1,080,000        1,061,370
---------------------------------------------------------------------------
    4.21%, 07/01/08(c)(i)                        1,285,000        1,252,091
---------------------------------------------------------------------------
Sacramento (County of), California; Series
  2004 C-1, Taxable Pension Funding CARS
  Disc. RB, (INS-MBIA Insurance Corp.)
  3.42%, 07/10/30(c)(i)(n)                       4,800,000        4,797,024
===========================================================================
    Total Municipal Obligations (Cost
      $20,774,084)                                               20,179,287
===========================================================================



                                                 SHARES
PREFERRED STOCKS-0.77%

LIFE & HEALTH INSURANCE-0.12%

Aegon N.V. 6.38% Pfd. (Netherlands)                 79,800        1,870,512
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.30%

Zurich RegCaPS Funding Trust IV, 5.70%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $1,220,601)(c)(d)(e)                               1,250        1,265,234
---------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 5.88%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $3,545,855)(c)(d)(e)                               3,650        3,729,844
===========================================================================
                                                                  4,995,078
===========================================================================

---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE

THRIFTS & MORTGAGE FINANCE-0.35%

Fannie Mae,
  Series J,
  4.72% Floating Rate Pfd.(o)                       56,850   $    2,836,815
---------------------------------------------------------------------------
  Series K,
  5.40% Floating Rate Pfd.(o)                       59,850        2,998,485
===========================================================================
                                                                  5,835,300
===========================================================================
    Total Preferred Stocks (Cost $12,634,008)                    12,700,890
===========================================================================

AIM BASIC BALANCED FUND

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

U.S. TREASURY SECURITIES-0.35%

U.S. TREASURY NOTES-0.35%

3.00%, 12/31/06 (Cost $5,837,182)(c)(p)        $ 5,900,000   $    5,834,097
===========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.23%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.23%

Unsec. Floating Rate Global Notes, 4.50%,
  02/17/09 (Cost $3,860,000)(c)(g)               3,860,000        3,763,693
===========================================================================


---------------------------------------------------------------------------
                                                 SHARES          VALUE
                                                 SHARES          VALUE

MONEY MARKET FUNDS-2.38%

Liquid Assets Portfolio-Institutional
  Class(q)                                      19,728,818   $   19,728,818
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(q)        19,728,818       19,728,818
===========================================================================
    Total Money Market Funds (Cost
      $39,457,636)                                               39,457,636
===========================================================================
TOTAL INVESTMENTS-108.94% (Cost
  $1,635,727,838)                                             1,803,869,528
===========================================================================
OTHER ASSETS LESS LIABILITIES-(8.94)%                          (148,016,332)
===========================================================================
NET ASSETS-100.00%                                           $1,655,853,196
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR      - American Depositary Receipt
CARS     - Convertible Auction Rate Security
COP      - Certificates of Participation
Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
GO       - General Obligation Bonds
Gtd.     - Guaranteed
INS      - Insurer
Jr.      - Junior
LILACS   - Life Insurance and Life Annuities Backed Charitable Securities
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $53,635,762, which represented 3.24% of the Fund's Net Assets. See Note 1A.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at June 30, 2006 was $664,187,650, which represented 40.11% of the Fund's Net Assets. See
    Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $105,705,495, which represented 6.38% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Interest or dividend rate is redetermined quarterly. Rate shown is in effect on June 30, 2006.
(f) Perpetual bond with no specified maturity date.
(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2006.
(h) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2006.
(i) Principal and/or interest payments are secured by the bond insurance company listed.
(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(k) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1G.
(l) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 8.
(m) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at June 30, 2006 was $11,120,175, which represented 0.67% of the Fund's Net Assets.
(n) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.
(o) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on June 30, 2006.
(p) A portion of this security is subject to put options written. See Note 1L and Note 9.
(q) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM BASIC BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $1,596,270,202)   $1,764,411,892
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $39,457,636)                              39,457,636
============================================================
    Total investments (cost $1,635,727,838)    1,803,869,528
============================================================
Foreign currencies, at value (cost $125)                 127
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,159,994
------------------------------------------------------------
  Variation margin                                   255,169
------------------------------------------------------------
  Fund shares sold                                 1,264,565
------------------------------------------------------------
  Dividends and Interest                           8,620,613
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               473,372
------------------------------------------------------------
Other assets                                         200,533
============================================================
    Total assets                               1,816,843,901
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          151,278,753
------------------------------------------------------------
  Fund shares reacquired                           6,963,459
------------------------------------------------------------
  Options written, at value (premiums
    received $18,810)                                 12,375
------------------------------------------------------------
  Amount due custodian                               195,412
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 666,214
------------------------------------------------------------
Accrued distribution fees                            708,540
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,172
------------------------------------------------------------
Accrued transfer agent fees                          959,117
------------------------------------------------------------
Accrued operating expenses                           203,663
============================================================
    Total liabilities                            160,990,705
============================================================
Net assets applicable to shares outstanding   $1,655,853,196
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,117,907,218
------------------------------------------------------------
Undistributed net investment income               (5,953,204)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts and option contracts        (623,591,070)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, futures
  contracts and option contracts                 167,490,252
============================================================
                                              $1,655,853,196
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  763,787,934
____________________________________________________________
============================================================
Class B                                       $  414,195,551
____________________________________________________________
============================================================
Class C                                       $  175,156,403
____________________________________________________________
============================================================
Class R                                       $    6,391,376
____________________________________________________________
============================================================
Investor Class                                $  296,231,312
____________________________________________________________
============================================================
Institutional Class                           $       90,620
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           62,364,970
____________________________________________________________
============================================================
Class B                                           33,899,157
____________________________________________________________
============================================================
Class C                                           14,323,895
____________________________________________________________
============================================================
Class R                                              522,255
____________________________________________________________
============================================================
Investor Class                                    24,193,016
____________________________________________________________
============================================================
Institutional Class                                    7,402
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        12.25
------------------------------------------------------------
  Offering price per share
    (Net asset value of $12.25 / 94.50%)      $        12.96
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        12.22
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        12.23
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        12.24
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        12.24
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        12.24
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM BASIC BALANCED FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $16,454,272
-------------------------------------------------------------------------
Dividends (net of foreign withholding tax of $230,788)         10,029,759
-------------------------------------------------------------------------
Dividends from affiliates                                       1,151,218
=========================================================================
    Total investment income                                    27,635,249
=========================================================================

EXPENSES:

Advisory fees                                                   4,541,222
-------------------------------------------------------------------------
Administrative services fees                                      214,349
-------------------------------------------------------------------------
Custodian fees                                                     93,326
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         981,796
-------------------------------------------------------------------------
  Class B                                                       2,369,032
-------------------------------------------------------------------------
  Class C                                                         924,329
-------------------------------------------------------------------------
  Class R                                                          16,009
-------------------------------------------------------------------------
  Investor Class                                                  401,592
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                  2,708,323
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   26
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          15,414
-------------------------------------------------------------------------
Other                                                             267,855
=========================================================================
    Total expenses                                             12,533,273
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (50,620)
=========================================================================
    Net expenses                                               12,482,653
=========================================================================
Net investment income                                          15,152,596
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
  OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $35,396)                             65,250,964
-------------------------------------------------------------------------
  Foreign currencies                                               26,439
-------------------------------------------------------------------------
  Futures contracts                                            (1,395,392)
-------------------------------------------------------------------------
  Option contracts written                                         56,255
=========================================================================
                                                               63,938,266
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                       (56,589,439)
-------------------------------------------------------------------------
  Foreign currencies                                                  789
-------------------------------------------------------------------------
  Futures contracts                                              (876,414)
-------------------------------------------------------------------------
  Option contracts written                                          6,435
=========================================================================
                                                              (57,458,629)
=========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts and option contracts                        6,479,637
=========================================================================
Net increase in net assets resulting from operations          $21,632,233
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM BASIC BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   15,152,596    $   13,469,892
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts and option contracts            63,938,266        21,611,309
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures
    contracts and option contracts                               (57,458,629)       27,276,794
==============================================================================================
    Net increase in net assets resulting from operations          21,632,233        62,357,995
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (8,800,701)       (8,595,883)
----------------------------------------------------------------------------------------------
  Class B                                                         (3,446,491)       (3,119,462)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,376,503)       (1,137,561)
----------------------------------------------------------------------------------------------
  Class R                                                            (64,076)          (51,437)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (3,515,819)       (3,351,057)
----------------------------------------------------------------------------------------------
  Institutional Class                                                 (1,253)             (470)
==============================================================================================
    Decrease in net assets resulting from distributions          (17,204,843)      (16,255,870)
==============================================================================================
Share transactions-net:
  Class A                                                        (54,802,339)      726,493,380
----------------------------------------------------------------------------------------------
  Class B                                                       (104,802,892)      425,784,791
----------------------------------------------------------------------------------------------
  Class C                                                        (19,227,855)      162,166,535
----------------------------------------------------------------------------------------------
  Class R                                                           (300,639)        6,518,889
----------------------------------------------------------------------------------------------
  Investor Class                                                 (48,879,426)      335,615,063
----------------------------------------------------------------------------------------------
  Institutional Class                                                 58,410            22,337
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (227,954,741)    1,656,600,995
==============================================================================================
    Net increase (decrease) in net assets                       (223,527,351)    1,702,703,120
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,879,380,547       176,677,427
==============================================================================================
  End of period (including undistributed net investment
    income of $(5,953,204) and $(3,900,957), respectively)    $1,655,853,196    $1,879,380,547
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM BASIC BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Balanced Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital and current income.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM BASIC BALANCED FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the

AIM BASIC BALANCED FUND

     trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

K. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

L. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.65%
--------------------------------------------------------------------
Next $1.85 billion                                            0.50%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
 ___________________________________________________________________
====================================================================

AIM BASIC BALANCED FUND


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.62%
--------------------------------------------------------------------
Next $250 million                                             0.605%
--------------------------------------------------------------------
Next $500 million                                             0.59%
--------------------------------------------------------------------
Next $1.5 billion                                             0.575%
--------------------------------------------------------------------
Next $2.5 billion                                             0.56%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Next $2.5 billion                                             0.53%
--------------------------------------------------------------------
Over $10 billion                                              0.515%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.25%, 2.00%, 2.00%, 1.50%, 1.25% and 1.00% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $3,606.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $654.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $214,349.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $2,708,323 for Class A, Class B, Class C, Class R and Investor Class shares and $26 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $981,796, $2,369,032, $924,329, $16,009 and $401,592, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are

AIM BASIC BALANCED FUND

deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $67,747 in front-end sales commissions from the sale of Class A shares and $400, $120,174, $6,666 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE          DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)       06/30/06         INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $17,648,250      $188,645,734      $(186,565,166)        $   --         $19,728,818      $  498,951      $   --
------------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        22,072,667         (2,343,849)            --          19,728,818           8,468          --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            17,648,250       187,986,810       (205,635,060)            --                  --         492,992          --
====================================================================================================================================
  Subtotal        $35,296,500      $398,705,211      $(394,544,075)        $   --         $39,457,636      $1,000,411      $   --
====================================================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended June 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Auction Pass
  Through
  Trust-
  Series
  2001-1, Class
  A, Floating
  Rate Pfd.       $ 5,500,000      $         --      $  (5,500,000)        $   --         $        --     $  150,807      $   --
===================================================================================================================================
  Total           $40,796,500      $398,705,211      $(400,044,075)        $   --         $39,457,636     $1,151,218      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $1,662,367, which resulted in net realized gains of $35,396 and securities purchases of $17,516,178.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $46,360.

AIM BASIC BALANCED FUND

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $4,983 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--FUTURES CONTRACTS

On June 30, 2006, $1,306,044 principal amount of U.S. mortgage-backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                                              NUMBER OF      MONTH/          VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT       06/30/06      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading                                      241       Dec-06/Long    $56,879,012       $(711,818)
------------------------------------------------------------------------------------------------------------------------
Eurodollar GLOBEX2 etrading                                      103       Mar-07/Long     24,318,300        (244,740)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                        60       Sep-06/Long     12,166,875         (38,737)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      490       Sep-06/Long     51,381,094          43,487
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                      143       Sep-06/Long     15,251,844          55,402
========================================================================================================================
                                                                                          $159,997,125      $(896,406)
========================================================================================================================
U.S. Treasury 5 Year Notes                                       478       Sep-06/Short   $(49,428,187)     $ 238,376
========================================================================================================================
                                                                                          $110,568,938      $(658,030)
________________________________________________________________________________________________________________________
========================================================================================================================

AIM BASIC BALANCED FUND

NOTE 9--OPTION CONTRACTS WRITTEN

                                       TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS    PUT OPTION CONTRACTS
                                                              ----------------------   ---------------------
                                                              NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED    CONTRACTS    RECEIVED
------------------------------------------------------------------------------------------------------------
Beginning of period                                                --      $     --        --       $     --
------------------------------------------------------------------------------------------------------------
Written                                                           134        20,268       378         54,797
------------------------------------------------------------------------------------------------------------
Closed                                                             --            --      (197)       (23,374)
------------------------------------------------------------------------------------------------------------
Expired                                                          (134)      (20,268)      (93)       (12,613)
============================================================================================================
End of period                                                      --      $     --        88       $ 18,810
____________________________________________________________________________________________________________
============================================================================================================

                                            OPEN PUT OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                            CONTRACT   STRIKE   NUMBER OF   PREMIUMS    VALUE       UNREALIZED
                                                             MONTH     PRICE    CONTRACTS   RECEIVED   06/30/06    APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes Future                           Aug-06     $104       88       $18,810    $12,375        $6,435
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2005 to utilizing $638,798,642 of capital loss carryforward in the fiscal year ended December 31, 2006.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2007                                               $ 41,067,392
-----------------------------------------------------------------------------
December 31, 2008                                                 84,372,104
-----------------------------------------------------------------------------
December 31, 2009                                                533,892,842
=============================================================================
Total capital loss carryforward                                 $659,332,338
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of July 18, 2005, the date of the reorganization of AIM Total Return Fund and AIM Balanced Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $358,502,172 and $638,713,423, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $206,166,200
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (70,028,475)
==============================================================================
Net unrealized appreciation of investment securities             $136,137,725
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,667,731,803.

AIM BASIC BALANCED FUND

NOTE 12--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    JUNE 30, 2006(A)                DECEMBER 31, 2005
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,072,559    $  38,359,382      3,574,831    $   41,159,315
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                         987,924       12,308,304      1,555,755        19,622,389
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         711,363        8,860,672        692,392         8,691,991
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                          90,919        1,135,596         86,849         1,041,093
---------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             1,138,713       14,219,342      1,113,552        13,282,200
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               4,537           57,157             --                --
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         680,839        8,355,690        676,892         8,200,834
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                         263,047        3,220,442        239,524         2,896,797
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         104,623        1,280,360         86,923         1,052,344
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                           5,231           64,073          4,242            51,436
---------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               278,067        3,413,862        270,718         3,281,489
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 102            1,253             39               441
===========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                              --               --     77,177,908       923,985,582
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --     43,315,411       517,172,720
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --     15,637,235       186,852,784
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                              --               --        540,014         6,459,635
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                       --               --     36,513,673       437,019,759
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  --               --          1,829            21,896
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       4,023,058       50,230,272      2,568,566        30,758,935
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,034,435)     (50,230,272)    (2,575,119)      (30,758,935)
===========================================================================================================================
Reacquired:
  Class A                                                     (12,159,458)    (151,747,683)   (23,065,739)     (277,611,286)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,627,776)     (70,101,366)    (6,979,708)      (83,148,180)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,357,528)     (29,368,887)    (2,891,817)      (34,430,584)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (119,954)      (1,500,308)       (86,644)       (1,033,275)
---------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                            (5,315,263)     (66,512,630)    (9,806,444)     (117,968,385)
===========================================================================================================================
                                                              (18,253,432)   $(227,954,741)   138,650,882    $1,656,600,995
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) Investor Class shares commenced sales on July 15, 2005.
(c) As of open of business on July 18, 2005, the Fund acquired all the net assets of AIM Total Return Fund and AIM Balanced Fund pursuant to plans of reorganization approved by the Trustees of the Fund on March 22, 2005 and by shareholders of AIM Total Return Fund and AIM Balanced Fund on June 28, 2005. The acquisitions were accomplished by a tax-free exchange of 173,186,070 shares of the Fund for 18,511,675 shares of AIM Total Return Fund outstanding and 63,798,609 shares of AIM Balanced Fund outstanding as of the close of business on July 15, 2005. AIM Total Return Fund's net assets at that date of $446,220,459 including $10,821,724 of unrealized appreciation and AIM Balanced Fund's net assets at that date of $1,625,291,917 including $161,076,306 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $166,853,760.

AIM BASIC BALANCED FUND

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                             -----------------------------------------------------------------------------------
                                                                                                              SEPTEMBER 28, 2001
                                             SIX MONTHS                                                        (DATE OPERATIONS
                                               ENDED                   YEAR ENDED DECEMBER 31,                  COMMENCED) TO
                                              JUNE 30,        -----------------------------------------          DECEMBER 31,
                                                2006            2005       2004       2003       2002                2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  12.25        $  11.86    $ 11.50    $  9.46    $ 10.75            $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.12(a)         0.16       0.08       0.05       0.11(a)            0.03(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.02            0.41       0.71       2.05      (1.28)              0.76
================================================================================================================================
    Total from investment operations              0.14            0.57       0.79       2.10      (1.17)              0.79
================================================================================================================================
Less distributions:
  Dividends from net investment income           (0.14)          (0.18)     (0.10)     (0.06)     (0.12)             (0.04)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --              --      (0.33)        --         --                 --
================================================================================================================================
    Total distributions                          (0.14)          (0.18)     (0.43)     (0.06)     (0.12)             (0.04)
================================================================================================================================
Net asset value, end of period                $  12.25        $  12.25    $ 11.86    $ 11.50    $  9.46            $ 10.75
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                   1.15%           4.85%      6.89%     22.35%    (10.97)%             7.94%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $763,788        $817,588    $68,951    $53,675    $32,414            $10,753
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                1.13%(c)        1.14%      1.47%      1.50%      1.48%              1.43%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                1.13%(c)        1.14%      1.49%      1.57%      1.67%              2.89%(d)
================================================================================================================================
Ratio of net investment income to average
  net assets                                      1.99%(c)        1.59%      0.73%      0.46%      1.15%              1.16%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                          20%             90%        64%        51%        42%                 7%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $791,946,162.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM BASIC BALANCED FUND

                                                                                   CLASS B
                                             -----------------------------------------------------------------------------------
                                                                                                              SEPTEMBER 28, 2001
                                             SIX MONTHS                                                        (DATE OPERATIONS
                                               ENDED                   YEAR ENDED DECEMBER 31,                  COMMENCED) TO
                                              JUNE 30,        -----------------------------------------          DECEMBER 31,
                                                2006            2005       2004       2003       2002                2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  12.22        $  11.84    $ 11.49    $  9.46    $ 10.75            $ 10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    0.08(a)         0.08       0.01      (0.02)      0.05(a)            0.01(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.01            0.40       0.69       2.06      (1.29)              0.77
================================================================================================================================
    Total from investment operations              0.09            0.48       0.70       2.04      (1.24)              0.78
================================================================================================================================
Less distributions:
  Dividends from net investment income           (0.09)          (0.10)     (0.02)     (0.01)     (0.05)             (0.03)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             --              --      (0.33)        --         --                 --
================================================================================================================================
    Total distributions                          (0.09)          (0.10)     (0.35)     (0.01)     (0.05)             (0.03)
================================================================================================================================
Net asset value, end of period                $  12.22        $  12.22    $ 11.84    $ 11.49    $  9.46            $ 10.75
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                   0.77%           4.04%      6.12%     21.64%    (11.56)%             7.76%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $414,196        $517,032    $79,968    $76,304    $47,597            $16,067
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                1.88%(c)        1.88%      2.12%      2.15%      2.13%              2.08%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                1.88%(c)        1.88%      2.14%      2.22%      2.32%              3.54%(d)
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              1.24%(c)        0.85%      0.08%     (0.19)%     0.50%              0.52%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                          20%             90%        64%        51%        42%                 7%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $477,732,944.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM BASIC BALANCED FUND

                                                                                   CLASS C
                                            -------------------------------------------------------------------------------------
                                                                                                               SEPTEMBER 28, 2001
                                            SIX MONTHS                                                          (DATE OPERATIONS
                                              ENDED                     YEAR ENDED DECEMBER 31,                  COMMENCED) TO
                                             JUNE 30,        ----------------------------------------------         DECEMBER
                                               2006            2005       2004          2003         2002             2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  12.23        $  11.85    $ 11.49      $  9.46       $ 10.75          $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.08(a)         0.08       0.01        (0.02)         0.05(a)         0.01(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.01            0.40       0.70         2.06         (1.29)           0.77
=================================================================================================================================
    Total from investment operations             0.09            0.48       0.71         2.04         (1.24)           0.78
=================================================================================================================================
Less distributions:
  Dividends from net investment income          (0.09)          (0.10)     (0.02)       (0.01)        (0.05)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            --              --      (0.33)          --            --              --
=================================================================================================================================
    Total distributions                         (0.09)          (0.10)     (0.35)       (0.01)        (0.05)          (0.03)
=================================================================================================================================
Net asset value, end of period               $  12.23        $  12.23    $ 11.85      $ 11.49       $  9.46          $10.75
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  0.77%           4.04%      6.21%       21.64%       (11.57)%          7.76%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $175,156        $194,027    $27,729      $24,790       $15,727          $5,168
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.88%(c)        1.88%      2.12%        2.15%         2.13%           2.08%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.88%(c)        1.88%      2.14%        2.22%         2.32%           3.54%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             1.24%(c)        0.85%      0.08%       (0.19)%        0.50%           0.52%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         20%             90%        64%          51%           42%              7%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $186,397,746.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM BASIC BALANCED FUND

                                                                                  CLASS R
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2006              2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.24            $11.87           $11.61
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.11(a)           0.13             0.05
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.02              0.40             0.60
=============================================================================================================
    Total from investment operations                              0.13              0.53             0.65
=============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.13)            (0.16)           (0.06)
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                --            (0.33)
=============================================================================================================
    Total distributions                                          (0.13)            (0.16)           (0.39)
=============================================================================================================
Net asset value, end of period                                  $12.24            $12.24           $11.87
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                   1.03%             4.47%            5.68%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,391            $6,684           $   19
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.38%(c)          1.38%            1.62%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.38%(c)          1.38%            1.64%(d)
=============================================================================================================
Ratio of net investment income to average net assets              1.74%(c)          1.35%            0.58%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          20%               90%              64%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,456,849.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                      INVESTOR CLASS
                                                              ------------------------------
                                                                               JULY 15, 2005
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,
                                                                 2006              2005
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  12.25          $  11.97
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.12(a)           0.09
--------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.01              0.30
============================================================================================
    Total from investment operations                               0.13              0.39
============================================================================================
Less Dividends from net investment income                         (0.14)            (0.11)
============================================================================================
Net asset value, end of period                                 $  12.24          $  12.25
____________________________________________________________________________________________
============================================================================================
Total return(b)                                                    1.07%             3.28%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $296,231          $344,015
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                            1.13%(c)          1.10%(d)
============================================================================================
Ratio of net investment income to average net assets               1.99%(c)          1.63%(d)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(e)                                           20%               90%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $323,936,058.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM BASIC BALANCED FUND

                                                                            INSTITUTIONAL CLASS
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2006              2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.24            $11.86           $11.61
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.15(a)           0.22             0.10
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.02              0.40             0.61
=============================================================================================================
    Total from investment operations                              0.17              0.62             0.71
=============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.17)            (0.24)           (0.13)
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                --            (0.33)
=============================================================================================================
    Total distributions                                          (0.17)            (0.24)           (0.46)
=============================================================================================================
Net asset value, end of period                                  $12.24            $12.24           $11.86
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                   1.40%             5.28%            6.15%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   91            $   34           $   11
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.65%(c)          0.67%            0.93%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.65%(c)          0.67%            0.95%(d)
=============================================================================================================
Ratio of net investment income to average net assets              2.47%(c)          2.06%            1.27%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          20%               90%              64%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $72,805.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement

AIM BASIC BALANCED FUND
of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM BASIC BALANCED FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Mark H. Williamson                            INVESTMENT ADVISOR
                                  Executive Vice President                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Jack M. Fields                    Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Carl Frischling                   John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Robert H. Graham                  Legal Officer                                 CUSTODIAN
Vice Chair                                                                      State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
Prema Mathai-Davis                Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
Mark H. Williamson                Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                                      SECTOR EQUITY                          AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                      DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                     AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                                   FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
       INTERNATIONAL/GLOBAL EQUITY           Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund                 TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

    If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.


================================================================================

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.

================================================================================

AIMinvestments.com                  BBA-SAR-1           A I M Distributors, Inc.


                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--


Mutual   Retirement   Annuities   College    Separately   Offshore    Cash
Funds    Products                 Savings    Managed      Products    Management
                                  Plans      Accounts

                                                         [AIM INVESTMENTS LOGO]
                                                        --Registered Trademark--

                                                 AIM EUROPEAN SMALL COMPANY FUND
                               Semiannual Report to Shareholders o June 30, 2006



                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--

AIM EUROPEAN SMALL COMPANY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o Because a large percentage of the          and the returns based on those net asset
                                             Fund's assets may be invested in a           values may differ from the net asset
o Class B shares are not available as an     limited number of securities, a change       values and returns reported in the
investment for retirement plans              in the value of these securities could       Financial Highlights.
maintained pursuant to Section 401 of        significantly affect the value of your
the Internal Revenue Code, including         investment in the Fund.                      o Industry classifications used in this
401(k) plans, money purchase pension                                                      report are generally according to the
plans and profit sharing plans. Plans        ABOUT INDEXES USED IN THIS REPORT            Global Industry Classification Standard,
that had existing accounts invested in                                                    which was developed by and is the
Class B shares prior to September 30,        o The unmanaged MSCI EUROPE,                 exclusive property and a service mark of
2003, will continue to be allowed to         AUSTRALASIA AND THE FAR EAST                 Morgan Stanley Capital International
make additional purchases.                   INDEX (the MSCI EAFE--Registered             Inc. and Standard & Poor's.
                                             Trademark--) is a group of foreign
PRINCIPAL RISKS OF INVESTING IN THE FUND     securities tracked by Morgan Stanley         The Fund provides a complete list of its
                                             Capital International.                       holdings four times in each fiscal year,
o Foreign securities have additional                                                      at the quarter-ends. For the second and
risks, including exchange rate changes,      o The unmanaged MSCI Europe Small Cap        fourth quarters, the lists appear in the
political and economic developments, the     Index is a group of European small-cap       Fund's semiannual and annual reports to
relative lack of information about these     securities tracked by Morgan Stanley         shareholders. For the first and third
companies, relatively low market             Capital International.                       quarters, the Fund files the lists with
liquidity and the potential lack of                                                       the Securities and Exchange Commission
strict financial and accounting controls     o The unmanaged LIPPER EUROPEAN FUND         (SEC) on Form N-Q. The most recent list
and standards.                               INDEX represents an average of the           of portfolio holdings is available at
                                             performance of the 30 largest European       AIMinvestments.com. From our home page,
o Investing in a fund that invests in        equity funds tracked by Lipper Inc., an      click on Products & Performance, then
smaller companies involves risks not         independent mutual fund performance          Mutual Funds, then Fund Overview. Select
associated with investing in more            monitor.                                     your Fund from the drop-down menu and
established companies, such as business                                                   click on Complete Quarterly Holdings.
risk, stock price fluctuations and           o The Fund is not managed to track the       Shareholders can also look up the Fund's
illiquidity.                                 performance of any particular index,         Forms N-Q on the SEC Web site at
                                             including the indexes defined here, and      sec.gov. Copies of the Fund's Forms N-Q
o Investing in emerging markets involves     consequently, the performance of the         may be reviewed and copied at the SEC
greater risk than investing in more          Fund may deviate significantly from the      Public Reference Room at 100 F Street,
established markets. Risks for emerging      performance of the indexes.                  N.E., Washington, D.C. 20549. You
markets include, for instance, risks                                                      can obtain information on the operation
relating to the relatively smaller size      o A direct investment cannot be made in      of the Public Reference Room, including
and lesser liquidity of these markets,       an index. Unless otherwise indicated,        information about duplicating fee
high inflation rates, adverse political      index results include reinvested             charges, by calling 202-942-8090 or 800-
developments and lack of timely              dividends, and they do not reflect sales     732-0330, or by electronic request at
information.                                 charges. Performance of an index of          the following e-mail address:
                                             funds reflects fund expenses;                publicinfo@sec.gov. The SEC file numbers
o Prices of equity securities change in      performance of a market index does not.      for the Fund are 811-01540 and
response to many factors including the                                                    002-27334.
historical and prospective earnings of       OTHER INFORMATION
the issuer, the value of its assets,                                                      A description of the policies and
general economic conditions, interest        o The returns shown in the management's      procedures that the Fund uses to
rates, investor perceptions and market       discussion of Fund performance are based     determine how to vote proxies relating
liquidity.                                   on net asset values calculated for           to portfolio securities is available
                                             shareholder transactions. Generally          without charge, upon request, from our
o The values of convertible securities       accepted accounting principles require       Client Services department at
in which the Fund invests may be             adjustments to be made to the net assets     800-959-4246 or on the AIM Web site,
affected by market interest rates, the       of the Fund at period end for financial      AIMinvestments.com. On the home page,
risk that the issuer may default on          reporting purposes, and as such, the net     scroll down and click on AIM Funds Proxy
interest or principal payments and the       asset values for shareholder                 Policy. The information is also
value of the underlying common stock         transactions                                 available on the SEC Web site, sec.gov.
into which these securities may be
converted.                                                                                Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2006, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

================================================================================          ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                     ESMAX
================================================================================          Class B Shares                     ESMBX
                                                                                          Class C Shares                     ESMCX
                                                                                          ========================================

NOT FDIC INSURED   MAY LOSE   VALUE NO BANK GUARANTEE

AIMinvestments.com

AIM EUROPEAN SMALL COMPANY FUND

                                             DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS--Registered Trademark--:

                                             We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 3.

[GRAHAM                                         It's been said nothing is certain but death and taxes. We would venture to
 PHOTO]                                      add that one other thing is certain: Markets change--and change often--in the short term. The first six months of 2006 were a perfect example. Domestic and global equity markets were generally strong during the early months of the period, but they became considerably more volatile and negative beginning in
ROBERT H. GRAHAM                             May. Inflation fears were the primary cause of this change in market sentiment:

                                                o Amid signs of rising inflation, the U.S. Federal Reserve Board continued to
[TAYLOR                                           raise interest rates in response to inflation risks.
PHOTO]
                                                o The dollar remained weak, making imports more expensive and thereby raising inflation.
PHILIP TAYLOR
                                                o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                                                While we can't do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM
                                             Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                                                We also believe in the value of a trusted financial advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                                             OUR COMMITMENT TO YOU

                                             In the short term, the one sure thing about markets is their unpredictability.
                                             While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                                                Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                                             Sincerely,

                                             /s/ ROBERT H. GRAHAM                            /s/ PHILIP TAYLOR

                                             Robert H. Graham                                Philip Taylor
                                             Vice Chair -- AIM Funds                         President -- AIM Funds
                                             Chair, AIM Investments                          CEO, AIM Investments


                                             August 10, 2006


                                             AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC.
                                             A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS.
                                             A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY
                                             AIM INVESTMENTS.

AIM EUROPEAN SMALL COMPANY FUND


                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

                                             At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

[CROCKETT                                       Looking ahead, your Board finds many reasons to be positive about AIM's
  PHOTO]                                     management and strategic direction. Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted
BRUCE L. CROCKETT                            mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                                                In addition, AIM is realizing the benefits of belonging to a leading independent global investment management organization in its parent company,
                                             AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust
                                             brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your
                                             Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                                                The seven new AIM funds--which include Asian funds, structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                                                Your Board is very pleased with the overall direction and progress of the AIM
                                             Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM
                                             Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                                             Sincerely,

                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             August 10, 2006

                                             *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site
                                             (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM EUROPEAN SMALL COMPANY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               approach, which means that we construct
                                                                                          the Fund primarily on a stock-by-stock
=====================================================================================     basis. We focus on the strengths of
PERFORMANCE SUMMARY                                                                       individual companies, rather than
                                             ========================================     sectors, countries or regional trends.
After reaching new highs for the year in     FUND VS. INDEXES
early May, global equity markets                                                             We believe disciplined sell decisions
experienced a significant correction.        CUMULATIVE TOTAL RETURNS,                    are key to successful investing. We
Rising inflation led to fears that           12/31/05-6/30/06, EXCLUDING APPLICABLE       consider selling a stock for any one of
central banks may raise interest rates       SALES CHARGES. IF SALES CHARGES WERE         the following reasons:
to levels that could threaten global         INCLUDED, RETURNS WOULD BE LOWER
economic growth. European equities                                                        o A company's fundamentals deteriorate,
followed global stock markets lower in       Class A Shares                    24.86%     or it posts disappointing earnings.
the May-June correction. However, strong
merger and acquisition activity and          Class B Shares                    24.41      o A stock's price is overvalued.
improving economic outlooks helped buoy
pan-European markets.                        Class C Shares                    24.39      o A more attractive opportunity becomes
                                                                                          available.
   As indicated in the table at right,       MSCI EAFE Index
your Fund at net asset value                 (Broad Market Index)              10.16      MARKET CONDITIONS AND YOUR FUND
outperformed all comparative indexes at
net asset value for the reporting            MSCI Europe Small Cap Index                  The style-specific MSCI Europe Small Cap
period. We attribute our success to          (Style-Specific Index)            18.96      Index rose a favorable 18.96% over the
outperformance of European small-cap                                                      six-month reporting period, although it
stocks, strong stock selection and our       Lipper European Fund Index                   surrendered some gains in the final two
willingness and ability to identify and      (Peer Group Index)                14.00      months amid a steep correction in global
                                                                                          equity markets. The correction was
                                             SOURCE: LIPPER INC.                          initially triggered as
                                                                                          faster-than-expected U.S. inflation
                                             ========================================     quashed hopes for a pause in the U.S.
                                                                                          Federal Reserve Board's uninterrupted
                                             purchase attractive stocks that are not      tightening cycle over the last two
                                             followed by many analysts.                   years.

                                                Your Fund's long-term performance            European equities were hurt by
                                             appears on page 5.                           perceptions of vulnerability to a
                                                                                          slowing global economy, despite a
=====================================================================================     continuation of the strong euro zone
                                                                                          economic data and corporate profit
HOW WE INVEST                                construction techniques. The strategy        growth that had helped fuel a steep
                                             primarily focuses on identifying quality     rally over most of the review period.
We believe that earnings drive stock         companies that have experienced, or          Hopes for stronger growth in the
prices and that companies generating         exhibit the potential for, accelerating      European economy in 2006 were
substantial, repeatable, above-average       or above-average earnings growth, but        underpinned by industrial survey
earnings growth may provide long-term        whose prices do not fully reflect these      evidence, with the manufacturing and
growth of capital.                           attributes.                                  services purchasing managers indexes
                                                                                          both setting consecutive multi-year
   When selecting stocks for your Fund,         Although research responsibilities        highs over the first six months of the
we employ a disciplined investment           within the portfolio management team         year.
strategy that emphasizes fundamental         focus on specific geographic markets, we
research, supported by both quantitative     select investments for the Fund by using                                  (continued)
analysis and portfolio                       a bottom-up investment

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP FIVE COUNTRIES*                          TOP 10 EQUITY HOLDINGS*
By sector
                                              1. Norway                         20.4%      1. Koninklijke BAM Groep N.V
               [PIE CHART]                                                                    (Netherlands)                     2.8%
                                              2. Netherlands                    16.3
Financials                          5.3%                                                   2. Prosafe A.S.A. (Norway)           2.4
                                              3. United Kingdom                 13.0
Materials                           5.0%                                                   3. Amazys Holding A.G. (Switzerland) 2.3
                                              4. Germany                         7.4
Consumer Staples                    4.2%                                                   4. USG People N.V. (Netherlands)     2.2
                                              5. Greece                          7.2
Health Care                         1.8%                                                   5. Intralot S.A. (Greece)            2.2
                                             TOTAL NET ASSETS         $448.6 MILLION
Money Market Funds Plus                                                                    6. Beter Bed Holding N.V.
Other Assets Less Liabilities       6.1%     TOTAL NUMBER OF HOLDINGS*            81          (Netherlands)                     2.1

Industrials                        37.3%                                                   7. Aalberts Industries N.V.
                                                                                              (Netherlands)                     2.1
Consumer Discretionary             21.6%
                                                                                           8. Bijou Brigitte Modische Accessoires
Energy                             11.7%                                                      A.G. (Germany)                    2.1

Information Technology              7.0%                                                   9. Petroleum Geo-Services A.S.A.
                                                                                              (Norway)                          2.0

                                                                                          10. Pan Fish A.S.A. (Norway)          2.0

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM EUROPEAN SMALL COMPANY FUND


   During the period, Fund performance          Stock-specific detractors, though                  JASON T. HOLZER, Chartered
was broad based with investments in          limited, included DET NORSKE OLJESELSKAP   [HOLZER    Financial Analyst, senior
almost all countries producing positive      (DNO) and SCI ENTERTAINMENT GROUP. Oil      PHOTO]    portfolio manager, is lead
returns. While the Netherlands proved to     and gas exploration is by nature a                    manager of AIM European Small
be the largest contributor to Fund           relatively risky business, but at the                 Company Fund. Mr. Holzer
outperformance, holdings in the United       time of our initial investment in DNO,     joined AIM in 1996. He earned a B.A. in
Kingdom, Norway, Italy and Belgium           extremely low valuation provided us with   quantitative economics and an M.S. in
contributed significantly to performance     significant downside protection.           engineering-economic systems from place
as well. EVS BROADCAST EQUIPMENT, the        Although it lagged during this recent      Stanford University.
Belgiumbased provider of professional        period, DNO was a very successful
broadcast equipment with a leading           investment, which we sold. SCI, a video    BORGE ENDRESEN, Chartered Financial Analyst,
position in the outdoor sports coverage      game developer, was the subject of                    portfolio manager, is manager of
market, was our top contributor over the     takeover rumors at the end of 2005,        [ENDRESEN  AIM European Small Company
period. This company is a prime              which drove the stock up. The stock has      PHOTO]   Fund. He joined AIM in 1999
beneficiary of growth in high definition     since seen a pullback, but fundamentals               and graduated summa cum
television coverage. Solid 2005 fiscal       continue to be strong.                                laude from the University of
results and an impressive order book                                                    Oregon with a B.S. in finance. He also
were key drivers of strong stock             IN CLOSING                                 earned an M.B.A from The University of
performance.                                                                            Texas at Austin.
                                             European markets once again outperformed
   Although consumer discretionary           U.S. markets. In our opinion, low             Assisted by Europe/Canada Team
produced good results for the Fund,          interest rates in the euro zone,
industrials proved the top contributing      structured reform efforts throughout
sector during the reporting period. We       Europe and increased private equity
believe there are good opportunities in      takeovers continued to support European
this sector as many European companies       markets and made Europe a
are emerging from a multi-year period of     compelling investment arena.
cost cutting and have strong balance
sheets and pentup demand for capital            We remain committed to our
investments. After industrials, consumer     disciplined strategy of selecting
discretionary continued to be one of our     holdings based on the earnings, quality
largest sector weights. A top                and valuation of an individual company
contributor over the period from this        and thank all our shareholders for your
sector was INTRALOT, a Greek                 continued investment in the AIM European
designer/developer of lottery systems.       Small Company Fund.
We initially invested in Intralot when
we judged the market's opinion of the        THE VIEWS AND OPINIONS EXPRESSED IN
company's growth prospects to be             MANAGEMENT'S DISCUSSION OF FUND
excessively negative and, therefore,         PERFORMANCE ARE THOSE OF A I M ADVISORS,
were able to enter at attractive levels.     INC. THESE VIEWS AND OPINIONS ARE
The company has been diversifying its        SUBJECT TO CHANGE AT ANY TIME BASED ON
business outside of Greece for the past      FACTORS SUCH AS MARKET AND ECONOMIC
several years, and we are confident in       CONDITIONS. THESE VIEWS AND OPINIONS MAY
order prospects for Intralot.                NOT BE RELIED UPON AS INVESTMENT ADVICE
                                             OR RECOMMENDATIONS, OR AS AN OFFER FOR A
   We are pleased to report that we          PARTICULAR SECURITY. THE INFORMATION IS
outperformed our style-specific              NOT A COMPLETE ANALYSIS OF EVERY ASPECT
benchmark in nearly all sectors during       OF ANY MARKET, COUNTRY, INDUSTRY,
reporting period. However, despite a         SECURITY OR THE FUND. STATEMENTS OF FACT
positive return in energy and materials,     ARE FROM SOURCES CONSIDERED RELIABLE,
we underperformed our style-specific         BUT A I M ADVISORS, INC. MAKES NO
benchmark in these sectors. We continued     REPRESENTATION OR WARRANTY AS TO THEIR
to have an underweight exposure to           COMPLETENESS OR ACCURACY. ALTHOUGH
materials relative to the benchmark          HISTORICAL PERFORMANCE IS NO GUARANTEE
because we believe few companies in this     OF FUTURE RESULTS, THESE INSIGHTS MAY
sector have historically earned their        HELP YOU UNDERSTAND OUR INVESTMENT
cost of capital, so they hold little         MANAGEMENT PHILOSOPHY.
ATTRACTION for us. Given the rise in
commodity prices, however, many                 See important Fund and index
previously unprofitable companies            disclosures on the inside front cover.              [RIGHT ARROW GRAPHIC]
performed well during the reporting
period. In the energy sector, lagging                                                  FOR A PRESENTATION OF YOUR FUND'S
stock selection was the key detractor.                                                 LONG-TERM PERFORMANCE, PLEASE SEE
                                                                                       PAGE 5.

AIM EUROPEAN SMALL COMPANY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/06, including applicable
sales charges

CLASS A SHARES
Inception (8/31/00)              19.39%
 5 Years                         31.03
 1 Year                          41.58

CLASS B SHARES
Inception (8/31/00)              19.66%
 5 Years                         31.45
 1 Year                          43.69

CLASS C SHARES
Inception (8/31/00)              19.74%
 5 Years                         31.59
 1 Year                          47.74
========================================

THE PERFORMANCE DATA QUOTED REPRESENT           CLASS A SHARE PERFORMANCE REFLECTS           A REDEMPTION FEE OF 2% WILL BE
PAST PERFORMANCE AND CANNOT GUARANTEE        THE MAXIMUM 5.50% SALES CHARGE, AND          IMPOSED ON CERTAIN REDEMPTIONS OR
COMPARABLE FUTURE RESULTS; CURRENT           CLASS B AND CLASS C SHARE PERFORMANCE        EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
PERFORMANCE MAY BE LOWER OR HIGHER.          REFLECTS THE APPLICABLE CONTINGENT           OF PURCHASE. EXCEPTIONS TO THE
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      DEFERRED SALES CHARGE (CDSC) FOR THE         REDEMPTION FEE ARE LISTED IN THE FUND'S
MOST RECENT MONTH-END PERFORMANCE.           PERIOD INVOLVED. THE CDSC ON CLASS B         PROSPECTUS.
PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DECLINES FROM 5% BEGINNING AT THE
DISTRIBUTIONS, CHANGES IN NET ASSET          TIME OF PURCHASE TO 0% AT THE BEGINNING         HAD THE ADVISOR NOT WAIVED FEES
VALUE AND THE EFFECT OF THE MAXIMUM          OF THE SEVENTH YEAR. THE CDSC ON CLASS C     AND/OR REIMBURSED EXPENSES IN THE PAST,
SALES CHARGE UNLESS OTHERWISE STATED.        SHARES IS 1% FOR THE FIRST YEAR AFTER        PERFORMANCE WOULD HAVE BEEN LOWER.
PERFORMANCE FIGURES DO NOT REFLECT           PURCHASE.
DEDUCTION OF TAXES A SHAREHOLDER WOULD
PAY ON FUND DISTRIBUTIONS OR SALE OF            THE PERFORMANCE OF THE FUND'S SHARE
FUND SHARES. INVESTMENT RETURN AND           CLASSES WILL DIFFER PRIMARILY DUE TO
PRINCIPAL VALUE WILL FLUCTUATE SO THAT       DIFFERENT SALES CHARGE STRUCTURES AND
YOU MAY HAVE A GAIN OR LOSS WHEN YOU         CLASS EXPENSES.
SELL SHARES.

AIM EUROPEAN SMALL COMPANY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             to estimate the expenses that you paid       EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      over the period. Simply divide your          ACTUAL ENDING ACCOUNT BALANCE OR
two types of costs: (1) transaction          account value by $1,000 (for example, an     EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, which may include sales charges       $8,600 account value divided by $1,000 =     MAY USE THIS INFORMATION TO COMPARE THE
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ONGOING COSTS OF INVESTING IN THE FUND
deferred sales charges on redemptions;       number in the table under the heading        AND OTHER FUNDS. TO DO SO, COMPARE THIS
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% HYPOTHETICAL EXAMPLE WITH THE 5%
ongoing costs, including management          Period" to estimate the expenses you         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
fees; distribution and/or service fees       paid on your account during this period.     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
(12B-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
January 1, 2006, through June 30, 2006.      before expenses, which is not the Fund's     information is useful in comparing
                                             actual return. The Fund's actual             ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset        you determine the relative total costs
                                             value after expenses for the six months      of owning different funds. In addition,
The table below provides information         ended June 30, 2006, appear in the table     if these transactional costs were
about actual account values and actual       "Fund vs. Indexes" on page 3.                included, your costs would have been
expenses. You may use the information in                                                  higher.
this table,

====================================================================================================================================
                                         ACTUAL                       HYPOTHETICAL
                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

            BEGINNING          ENDING          EXPENSES         ENDING          EXPENSES        ANNUALIZED
 SHARE    ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING    ACCOUNT VALUE     PAID DURING        EXPENSE
 CLASS       (1/1/06)       (6/30/06)(1)      PERIOD(2)       (6/30/06)         PERIOD(2)         RATIO
   A        $1,000.00         $1,248.60         $8.70         $1,017.06          $7.80            1.56%
   B         1,000.00          1,244.10         12.85          1,013.34          11.53            2.31
   C         1,000.00          1,243.90         12.85          1,013.34          11.53            2.31
====================================================================================================================================

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June 30,
2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                              [ARROW
                                              BUTTON  FOR MORE INFORMATION VISIT
                                              IMAGE]      AIMinvestments.com

AIM EUROPEAN SMALL COMPANY FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Funds Group     o The quality of services to be provided     the Fund and concluded that such
(the "Board") oversees the management of     by AIM. The Board reviewed the               performance was satisfactory.
AIM European Small Company Fund (the         credentials and experience of the
"Fund") and, as required by law,             officers and employees of AIM who will       o Fees relative to those of clients of
determines annually whether to approve       provide investment advisory services to      AIM with comparable investment
the continuance of the Fund's advisory       the Fund. In reviewing the                   strategies. The Board reviewed the
agreement with A I M Advisors, Inc.          qualifications of AIM to provide             effective advisory fee rate (before
("AIM"). Based upon the recommendation       investment advisory services, the Board      waivers) for the Fund under the Advisory
of the Investments Committee of the          considered such issues as AIM's              Agreement. The Board noted that this
Board, at a meeting held on June 27,         portfolio and product review process,        rate was (i) comparable to the effective
2006, the Board, including all of the        various back office support functions        advisory fee rate (before waivers) for a
independent trustees, approved the           provided by AIM and AIM's equity and         mutual fund advised by AIM with
continuance of the advisory agreement        fixed income trading operations. Based       investment strategies comparable to
(the "Advisory Agreement") between the       on the review of these and other             those of the Fund; (ii) above the
Fund and AIM for another year, effective     factors, the Board concluded that the        effective advisory and subadvisory fee
July 1, 2006.                                quality of services to be provided by        rates for one offshore fund advised and
                                             AIM was appropriate and that AIM             sub-advised by AIM affiliates with
   The Board considered the factors          currently is providing satisfactory          investment strategies comparable to
discussed below in evaluating the            services in accordance with the terms of     those of the Fund; and (iii) above the
fairness and reasonableness of the           the Advisory Agreement.                      effective sub-advisory fee rates for two
Advisory Agreement at the meeting on                                                      Canadian mutual funds advised by an AIM
June 27, 2006 and as part of the Board's     o The performance of the Fund relative       affiliate and sub-advised by AIM with
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      investment strategies comparable to
deliberations, the Board and the             the performance of the Fund during the       those of the Fund, although the total
independent trustees did not identify        past one and three calendar years            advisory fees for such Canadian mutual
any particular factor that was               against the performance of funds advised     funds were comparable to or above those
controlling, and each trustee attributed     by other advisors with investment            for the Fund. The Board noted that AIM
different weights to the various             strategies comparable to those of the        has agreed to waive advisory fees of the
factors.                                     Fund. The Board noted that the Fund's        Fund and to limit the Fund's total
                                             performance in such periods was above        operating expenses, as discussed below.
   One responsibility of the independent     the median performance of such               Based on this review, the Board
Senior Officer of the Fund is to manage      comparable funds. Based on this review       concluded that the advisory fee rate for
the process by which the Fund's proposed     and after taking account of all of the       the Fund under the Advisory Agreement
management fees are negotiated to ensure     other factors that the Board considered      was fair and reasonable.
that they are negotiated in a manner         in determining whether to continue the
which is at arms' length and reasonable.     Advisory Agreement for the Fund, the         o Fees relative to those of comparable
To that end, the Senior Officer must         Board concluded that no changes should       funds with other advisors. The Board
either supervise a competitive bidding       be made to the Fund and that it was not      reviewed the advisory fee rate for the
process or prepare an independent            necessary to change the Fund's portfolio     Fund under the Advisory Agreement. The
written evaluation. The Senior Officer       management team at this time. Although       Board compared effective contractual
has recommended an independent written       the independent written evaluation of        advisory fee rates at a common asset
evaluation in lieu of a competitive          the Fund's Senior Officer (discussed         level at the end of the past calendar
bidding process and, upon the direction      below) only considered Fund performance      year and noted that the Fund's rate was
of the Board, has prepared such an           through the most recent calendar year,       comparable to the median rate of the
independent written evaluation. Such         the Board also reviewed more recent Fund     funds advised by other advisors with
written evaluation also considered           performance, which did not change their      investment strategies comparable to
certain of the factors discussed below.      conclusions.                                 those of the Fund that the Board
In addition, as discussed below, the                                                      reviewed. The Board noted that AIM has
Senior Officer made a recommendation to      o The performance of the Fund relative       agreed to waive advisory fees of the
the Board in connection with such            to indices. The Board reviewed the           Fund and to limit the Fund's total
written evaluation.                          performance of the Fund during the past      operating expenses, as discussed below.
                                             one and three calendar years against the     Based on this review, the Board
   The discussion below serves as a          performance of the Lipper European Fund      concluded that the advisory fee rate for
summary of the Senior Officer's              Index. The Board noted that the Fund's       the Fund under the Advisory Agreement
independent written evaluation and           performance in such periods was above        was fair and reasonable.
recommendation to the Board in               the performance of such Index. Based on
connection therewith, as well as a           this review and after taking account of      o Expense limitations and fee waivers.
discussion of the material factors and       all of the other factors that the Board      The Board noted that AIM has
the conclusions with respect thereto         considered in determining whether to         contractually agreed to waive advisory
that formed the basis for the Board's        continue the Advisory Agreement for the      fees of the Fund through June 30, 2007
approval of the Advisory Agreement.          Fund, the Board concluded that no            to the extent necessary so that the
After consideration of all of the            changes should be made to the Fund and       advisory fees payable by the Fund do not
factors below and based on its informed      that it was not necessary to change the      exceed a specified maximum advisory fee
business judgment, the Board determined      Fund's portfolio management team at this     rate, which maximum rate includes
that the Advisory Agreement is in the        time. Although the independent written       breakpoints and is based on net asset
best interests of the Fund and its           evaluation of the Fund's Senior Officer      levels. The Board considered the
shareholders and that the compensation       (discussed below) only considered Fund       contractual nature of this fee waiver
to AIM under the Advisory Agreement is       performance through the most recent          and noted that it remains in effect
fair and reasonable and would have been      calendar year, the Board also reviewed       until June 30, 2007. The Board noted
obtained through arm's length                more recent Fund performance, which did      that AIM has contractually agreed to
negotiations.                                not change their conclusions.                waive fees and/or limit expenses of the
                                                                                          Fund through June 30, 2007 in an amount
   Unless otherwise stated, information      o Meetings with the Fund's portfolio         necessary to limit total annual
presented below is as of June 27, 2006       managers and investment personnel. With      operating expenses to a specified
and does not reflect any changes that        respect to the Fund, the Board is            percentage of average daily net assets
may have occurred since June 27, 2006,       meeting periodically with such Fund's        for each class of the Fund. The Board
including but not limited to changes to      portfolio managers and/or other              considered the contractual nature of
the Fund's performance, advisory fees,       investment personnel and believes that       this fee waiver/expense limitation and
expense limitations and/or fee waivers.      such individuals are competent and able      noted that it remains in effect until
                                             to continue to carry out their               June 30, 2007. The Board considered the
o The nature and extent of the advisory      responsibilities under the Advisory          effect these fee waivers/expense
services to be provided by AIM. The          Agreement.                                   limitations would have on the Fund's
Board reviewed the services to be                                                         estimated expenses and concluded that
provided by AIM under the Advisory           o Overall performance of AIM. The Board      the levels of fee waivers/expense
Agreement. Based on such review, the         considered the overall performance of        limitations for the Fund were fair and
Board concluded that the range of            AIM in providing investment advisory and     reasonable.
services to be provided by AIM under the     portfolio administrative services to
Advisory Agreement was appropriate and                                                                                 (continued)
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

AIM EUROPEAN SMALL COMPANY FUND


o Breakpoints and economies of scale.        order to assist the Board in determining     trustees also considered the
The Board reviewed the structure of the      the reasonableness of the proposed           organizational structure employed by AIM
Fund's advisory fee under the Advisory       management fees of the AIM Funds,            and its affiliates to provide those
Agreement, noting that it does not           including the Fund. The Board noted that     services. Based on the review of these
include any breakpoints. The Board           the Senior Officer's written evaluation      and other factors, the Board concluded
considered whether it would be               had been relied upon by the Board in         that AIM and its affiliates were
appropriate to add advisory fee              this regard in lieu of a competitive         qualified to continue to provide
breakpoints for the Fund or whether, due     bidding process. In determining whether      non-investment advisory services to the
to the nature of the Fund and the            to continue the Advisory Agreement for       Fund, including administrative, transfer
advisory fee structures of comparable        the Fund, the Board considered the           agency and distribution services, and
funds, it was reasonable to structure        Senior Officer's written evaluation and      that AIM and its affiliates currently
the advisory fee without breakpoints.        the recommendation made by the Senior        are providing satisfactory
Based on this review, the Board              Officer to the Board that the Board          non-investment advisory services.
concluded that it was not necessary to       consider whether the advisory fee
add advisory fee breakpoints to the          waivers for certain equity AIM Funds,        o Other factors and current trends. The
Fund's advisory fee schedule. The Board      including the Fund, should be                Board considered the steps that AIM and
reviewed the level of the Fund's             simplified. The Board concluded that it      its affiliates have taken over the last
advisory fees, and noted that such fees,     would be advisable to consider this          several years, and continue to take, in
as a percentage of the Fund's net            issue and reach a decision prior to the      order to improve the quality and
assets, would remain constant under the      expiration date of such advisory fee         efficiency of the services they provide
Advisory Agreement because the Advisory      waivers.                                     to the Funds in the areas of investment
Agreement does not include any                                                            performance, product line
breakpoints. The Board noted that AIM        o Profitability of AIM and its               diversification, distribution, fund
has contractually agreed to waive            affiliates. The Board reviewed               operations, shareholder services and
advisory fees of the Fund through June       information concerning the profitability     compliance. The Board concluded that
30, 2007 to the extent necessary so that     of AIM's (and its affiliates')               these steps taken by AIM have improved,
the advisory fees payable by the Fund do     investment advisory and other activities     and are likely to continue to improve,
not exceed a specified maximum advisory      and its financial condition. The Board       the quality and efficiency of the
fee rate, which maximum rate includes        considered the overall profitability of      services AIM and its affiliates provide
breakpoints and is based on net asset        AIM, as well as the profitability of AIM     to the Fund in each of these areas, and
levels. The Board concluded that the         in connection with managing the Fund.        support the Board's approval of the
Fund's fee levels under the Advisory         The Board noted that AIM's operations        continuance of the Advisory Agreement
Agreement therefore would not reflect        remain profitable, although increased        for the Fund.
economies of scale, although the             expenses in recent years have reduced
advisory fee waiver reflects economies       AIM's profitability. Based on the review
of scale.                                    of the profitability of AIM's and its
                                             affiliates' investment advisory and
o Investments in affiliated money market     other activities and its financial
funds. The Board also took into account      condition, the Board concluded that the
the fact that uninvested cash and cash       compensation to be paid by the Fund to
collateral from securities lending           AIM under its Advisory Agreement was not
arrangements, if any (collectively,          excessive.
"cash balances") of the Fund may be
invested in money market funds advised       o Benefits of soft dollars to AIM. The
by AIM pursuant to the terms of an SEC       Board considered the benefits realized
exemptive order. The Board found that        by AIM as a result of brokerage
the Fund may realize certain benefits        transactions executed through "soft
upon investing cash balances in AIM          dollar" arrangements. Under these
advised money market funds, including a      arrangements, brokerage commissions paid
higher net return, increased liquidity,      by the Fund and/or other funds advised
increased diversification or decreased       by AIM are used to pay for research and
transaction costs. The Board also found      execution services. This research may be
that the Fund will not receive reduced       used by AIM in making investment
services if it invests its cash balances     decisions for the Fund. The Board
in such money market funds. The Board        concluded that such arrangements were
noted that, to the extent the Fund           appropriate.
invests uninvested cash in affiliated
money market funds, AIM has voluntarily      o AIM's financial soundness in light of
agreed to waive a portion of the             the Fund's needs. The Board considered
advisory fees it receives from the Fund      whether AIM is financially sound and has
attributable to such investment. The         the resources necessary to perform its
Board further determined that the            obligations under the Advisory
proposed securities lending program and      Agreement, and concluded that AIM has
related procedures with respect to the       the financial resources necessary to
lending Fund is in the best interests of     fulfill its obligations under the
the lending Fund and its respective          Advisory Agreement.
shareholders. The Board therefore
concluded that the investment of cash        o Historical relationship between the
collateral received in connection with       Fund and AIM. In determining whether to
the securities lending program in the        continue the Advisory Agreement for the
money market funds according to the          Fund, the Board also considered the
procedures is in the best interests of       prior relationship between AIM and the
the lending Fund and its respective          Fund, as well as the Board's knowledge
shareholders.                                of AIM's operations, and concluded that
                                             it was beneficial to maintain the
o Independent written evaluation and         current relationship, in part, because
recommendations of the Fund's Senior         of such knowledge. The Board also
Officer. The Board noted that, upon          reviewed the general nature of the
their direction, the Senior Officer of       non-investment advisory services
the Fund, who is independent of AIM and      currently performed by AIM and its
AIM's affiliates, had prepared an            affiliates, such as administrative,
independent written evaluation in            transfer agency and distribution
                                             services, and the fees received by AIM
                                             and its affiliates for performing such
                                             services. In addition to reviewing such
                                             services, the

AIM EUROPEAN SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-92.28%

AUSTRIA-1.86%

Andritz A.G. (Industrial Machinery)                50,560   $  8,359,098
========================================================================

BELGIUM-2.02%

EVS Broadcast Equipment S.A. (Communications
  Equipment)                                      115,500      5,703,280
------------------------------------------------------------------------
Van De Velde N.V. (Apparel, Accessories &
  Luxury Goods)(a)                                 80,000      3,348,565
========================================================================
                                                               9,051,845
========================================================================

DENMARK-1.84%

DSV A.S. (Trucking)(b)                             35,000      5,832,811
------------------------------------------------------------------------
Sondagsavisen A.S. (Publishing)(b)                244,700      2,426,206
========================================================================
                                                               8,259,017
========================================================================

FRANCE-5.46%

Alten (IT Consulting & Other Services)(b)(c)       79,800      2,904,796
------------------------------------------------------------------------
April Group (Insurance Brokers)                    82,700      4,440,173
------------------------------------------------------------------------
Guerbet S.A. (Health Care Equipment)               22,006      3,715,955
------------------------------------------------------------------------
Haulotte Group (Construction & Farm Machinery
  & Heavy Trucks)(a)(b)                           205,900      5,912,844
------------------------------------------------------------------------
LaCie S.A. (Computer Storage &
  Peripherals)(b)                                 300,000      3,978,400
------------------------------------------------------------------------
Trigano S.A. (Leisure Products)                    67,012      3,557,592
========================================================================
                                                              24,509,760
========================================================================

GERMANY-5.81%

Bijou Brigitte Modische Accessoires A.G.
  (Apparel, Accessories & Luxury Goods)            34,870      9,327,417
------------------------------------------------------------------------
CTS Eventim A.G. (Movies & Entertainment)(b)      149,200      4,575,429
------------------------------------------------------------------------
Elexis A.G. (Industrial Machinery)                165,500      3,404,391
------------------------------------------------------------------------
ElringKlinger A.G. (Auto Parts &
  Equipment)(b)                                   106,900      5,244,926
------------------------------------------------------------------------
Takkt A.G. (Catalog Retail)(b)                    221,800      3,525,889
========================================================================
                                                              26,078,052
========================================================================

GREECE-7.18%

Gr. Sarantis S.A. (Personal Products)(b)          408,167      4,358,659
------------------------------------------------------------------------
Intralot S.A. (Casinos & Gaming)                  370,846      9,962,500
------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)(b)                  685,200      8,573,267
------------------------------------------------------------------------
Motor Oil (Hellas) Corinth Refineries S.A.
  (Oil & Gas Refining & Marketing)                134,000      3,572,382
------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction
  Materials)(b)                                   122,271      5,736,196
========================================================================
                                                              32,203,004
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

HUNGARY-0.95%

Egis Nyrt. (Pharmaceuticals)                       34,400   $  4,236,262
========================================================================

IRELAND-0.92%

FBD Holdings PLC (Multi-Line Insurance)(b)         87,600      4,131,150
========================================================================

ITALY-5.31%

Biesse S.p.A. (Industrial Machinery)(b)           548,200      7,867,967
------------------------------------------------------------------------
Cementir S.p.A. Cementerie del Tirreno
  (Construction Materials)(b)                     890,900      6,562,465
------------------------------------------------------------------------
Davide Campari-Milano S.p.A. (Distillers &
  Vintners)(b)                                    311,700      3,229,350
------------------------------------------------------------------------
Guala Closures S.p.A. (Metal & Glass
  Containers)(b)(c)                               467,000      2,827,205
------------------------------------------------------------------------
Valentino Fashion Group S.p.A. (Apparel,
  Accessories & Luxury Goods)                     114,100      3,322,105
========================================================================
                                                              23,809,092
========================================================================

NETHERLANDS-16.25%

Aalberts Industries N.V. (Industrial
  Machinery)                                      129,834      9,541,879
------------------------------------------------------------------------
Accell Group N.V. (Leisure Products)(b)           194,975      6,366,640
------------------------------------------------------------------------
Beter Bed Holding N.V. (Homefurnishing
  Retail)(b)                                      383,125      9,599,798
------------------------------------------------------------------------
Eriks Group N.V. (Trading Companies &
  Distributors)                                    94,576      5,105,624
------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering)(b)                                 586,500     11,639,007
------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering) (Acquired 12/10/04: Cost
  $303,940)(b)(d)                                  35,000        694,570
------------------------------------------------------------------------
RSDB N.V. (Commercial Printing)(b)                 33,911      1,496,870
------------------------------------------------------------------------
Smit Internationale N.V. (Marine Ports &
  Services)(b)                                     87,807      6,178,337
------------------------------------------------------------------------
Stork N.V. (Industrial Machinery)                 102,755      5,501,155
------------------------------------------------------------------------
Univar N.V. (Trading Companies &
  Distributors)(b)                                143,310      6,781,993
------------------------------------------------------------------------
USG People N.V. (Human Resource & Employment
  Services)                                       130,400      9,975,489
========================================================================
                                                              72,881,362
========================================================================

NORWAY-20.35%

Acta Holding A.S.A. (Diversified Capital
  Markets)                                      1,650,500      5,250,837
------------------------------------------------------------------------
Arrow Seismic A.S.A. (Oil & Gas Equipment &
  Services) (Acquired 02/13/06; Cost
  $2,153,007)(c)(d)                               410,000      3,952,601
------------------------------------------------------------------------
Expert A.S.A. (Computer & Electronics
  Retail)(b)                                      488,140      6,644,071
------------------------------------------------------------------------

AIM EUROPEAN SMALL COMPANY FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------
NORWAY-(CONTINUED)

Frigstad Discoverer Invest Ltd. (Oil & Gas
  Equipment & Services) (Acquired 03/06/06;
  Cost $2,500,000)(c)(d)                          250,000   $  2,205,262
------------------------------------------------------------------------
Geo A.S.A. (Construction & Engineering)(b)(c)     574,600      3,872,479
------------------------------------------------------------------------
Geo A.S.A. (Construction & Engineering)
  (Acquired 06/21/05; Cost $897,913)(b)(c)(d)     291,000      1,961,176
------------------------------------------------------------------------
ODIM A.S.A. (Industrial Machinery)(b)(c)           77,650      1,305,712
------------------------------------------------------------------------
Pan Fish A.S.A. (Packaged Foods & Meats)
  (Acquired 03/07/06; Cost
  $5,374,883)(b)(c)(d)                          8,175,000      8,830,581
------------------------------------------------------------------------
Petrojarl A.S.A. (Marine)(c)                      161,300      1,062,591
------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(c)                        161,300      9,096,815
------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
  Services)(a)                                    172,600     10,538,341
------------------------------------------------------------------------
Revus Energy A.S.A. (Oil & Gas Exploration &
  Production)(a)(b)(c)                             85,200        746,912
------------------------------------------------------------------------
Revus Energy A.S.A. (Oil & Gas Exploration &
  Production) (Acquired 06/27/05; Cost
  $953,210)(a)(b)(c)(d)                           149,200      1,307,972
------------------------------------------------------------------------
Sinvest A.S.A. (Oil & Gas Drilling)(a)(b)(c)      479,900      8,775,100
------------------------------------------------------------------------
Songa Offshore A.S.A. (Oil & Gas
  Drilling)(a)(b)(c)                              464,100      3,420,949
------------------------------------------------------------------------
SuperOffice A.S.A. (Application Software)(b)      507,609      2,974,281
------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(b)(c)                     498,484      8,788,032
------------------------------------------------------------------------
Tomra Systems A.S.A. (Environmental &
  Facilities Services)(b)                         268,700      2,184,866
------------------------------------------------------------------------
Veidekke A.S.A. (Construction & Engineering)      251,200      8,354,834
========================================================================
                                                              91,273,412
========================================================================

PORTUGAL-1.35%

Mota-Engil, SGPS, S.A. (Construction &
  Engineering)(b)                               1,147,500      6,065,548
========================================================================

SPAIN-0.47%

Obrascon Huarte Lain, S.A. (Construction &
  Engineering)                                    113,500      2,125,653
========================================================================

SWEDEN-3.11%

Gant Co. A.B. (Apparel Retail) (Acquired
  03/28/06: Cost $723,847)(c)(d)                   40,000      1,048,001
------------------------------------------------------------------------
Hexagon A.B.-Class B (Industrial
  Machinery)(a)(b)                                209,570      7,631,499
------------------------------------------------------------------------
HiQ International A.B. (IT Consulting & Other
  Services)                                       581,000      3,165,574
------------------------------------------------------------------------
Indutrade A.B. (Trading Companies &
  Distributors) (Acquired 10/05/05; Cost
  $1,265,296)(b)(d)                               152,000      2,092,758
========================================================================
                                                              13,937,832
========================================================================

SWITZERLAND-6.37%

Amazys Holding A.G. (Diversified Commercial &
  Professional Services)(c)(e)                    118,116     10,178,599
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
SWITZERLAND-(CONTINUED)

Banque Cantonale Vaudoise (Diversified
  Banks)(b)                                        12,700   $  4,342,241
------------------------------------------------------------------------
Daetwyler Holding A.G. (Industrial
  Conglomerates)                                    1,052      3,950,572
------------------------------------------------------------------------
Interroll Holding A.G. (Industrial
  Machinery)(b)(c)                                 15,500      3,927,031
------------------------------------------------------------------------
Mobilezone Holding A.G. (Computer &
  Electronics Retail)                           1,111,003      6,179,610
========================================================================
                                                              28,578,053
========================================================================

UNITED KINGDOM-13.03%

Findel PLC (Catalog Retail)                       342,500      3,588,128
------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
  Professional Services)                          281,500      8,068,958
------------------------------------------------------------------------
Inchcape PLC (Distributors)                       282,420      2,467,770
------------------------------------------------------------------------
Informa PLC (Publishing)(b)                       450,919      3,590,833
------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
  Finance)                                        298,090      5,677,956
------------------------------------------------------------------------
Kier Group PLC (Construction & Engineering)       193,671      5,397,408
------------------------------------------------------------------------
Mayborn Group PLC (Household Products)(b)         284,600      2,631,554
------------------------------------------------------------------------
Mears Group PLC (Diversified Commercial &
  Professional Services)(b)                        96,775        485,442
------------------------------------------------------------------------
Morgan Sindall PLC (Construction &
  Engineering)(b)                                 228,000      4,817,926
------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)(c)        47,300      2,201,815
------------------------------------------------------------------------
SCi Entertainment Group PLC (Home
  Entertainment Software)(b)(c)                   637,242      6,081,756
------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)(b)             472,943      3,438,076
------------------------------------------------------------------------
Torex Retail PLC (Application Software)         3,383,000      4,332,406
------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace &
  Defense)(b)                                     315,650      5,643,487
========================================================================
                                                              58,423,515
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $248,471,333)                   413,922,655
========================================================================

PREFERRED STOCK-1.63%

GERMANY-1.63%

Fuchs Petrolub A.G.-Pfd. (Commodity
  Chemicals)(a)(b) (Cost $6,156,703)              138,284      7,300,061
========================================================================

MONEY MARKET FUNDS-2.56%

Liquid Assets Portfolio-Institutional
  Class(f)                                      5,754,676      5,754,676
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)        5,754,676      5,754,676
========================================================================
    Total Money Market Funds (Cost
      $11,509,352)                                            11,509,352
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-96.47% (Cost
  $266,137,388)                                              432,732,068
========================================================================

AIM EUROPEAN SMALL COMPANY FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.88%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  21,872,179   $ 21,872,179
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $21,872,179)                                      21,872,179
========================================================================
TOTAL INVESTMENTS-101.35% (Cost $288,009,567)                454,604,247
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.35)%                         (6,040,797)
========================================================================
NET ASSETS-100.00%                                          $448,563,450
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at June 30, 2006.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $229,305,118, which represented 51.12% of the Fund's Net Assets. See Note 1A.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $22,092,921, which represented 4.93% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2006 represented 2.27% of the Fund's Net Assets. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM EUROPEAN SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $254,628,036)*     $421,222,716
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $33,381,531)                             33,381,531
===========================================================
    Total investments (cost $288,009,567)       454,604,247
===========================================================
Foreign currencies, at value (cost
  $5,833,767)                                     5,912,195
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,649,454
-----------------------------------------------------------
  Fund shares sold                                6,927,335
-----------------------------------------------------------
  Dividends                                       1,718,964
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               26,526
-----------------------------------------------------------
Other assets                                         36,542
===========================================================
    Total assets                                471,875,263
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             474,773
-----------------------------------------------------------
  Fund shares reacquired                            502,405
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 35,816
-----------------------------------------------------------
  Collateral upon return of securities loaned    21,872,179
-----------------------------------------------------------
Accrued distribution fees                           163,290
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              245
-----------------------------------------------------------
Accrued transfer agent fees                          91,249
-----------------------------------------------------------
Accrued operating expenses                          171,856
===========================================================
    Total liabilities                            23,311,813
===========================================================
Net assets applicable to shares outstanding    $448,563,450
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $229,612,029
-----------------------------------------------------------
Undistributed net investment income               3,428,299
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     48,825,878
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                            166,697,244
===========================================================
                                               $448,563,450
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $328,979,495
___________________________________________________________
===========================================================
Class B                                        $ 53,870,622
___________________________________________________________
===========================================================
Class C                                        $ 65,713,333
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,153,282
___________________________________________________________
===========================================================
Class B                                           2,059,908
___________________________________________________________
===========================================================
Class C                                           2,512,300
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      27.07
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $27.07 divided by
      94.50%)                                  $      28.65
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      26.15
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      26.16
___________________________________________________________
===========================================================

* At June 30, 2006, securities with an aggregate value of $21,706,893 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM EUROPEAN SMALL COMPANY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $946,311)        $ 7,024,799
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $192,130, after compensation
  to counterparties of $570,669)                                  814,605
-------------------------------------------------------------------------
Interest                                                            4,005
=========================================================================
    Total investment income                                     7,843,409
=========================================================================

EXPENSES:

Advisory fees                                                   2,212,546
-------------------------------------------------------------------------
Administrative services fees                                       63,485
-------------------------------------------------------------------------
Custodian fees                                                    315,827
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         421,889
-------------------------------------------------------------------------
  Class B                                                         292,650
-------------------------------------------------------------------------
  Class C                                                         348,788
-------------------------------------------------------------------------
Transfer agent fees                                               393,535
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          13,238
-------------------------------------------------------------------------
Other                                                             121,060
=========================================================================
    Total expenses                                              4,183,018
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (77,073)
=========================================================================
    Net expenses                                                4,105,945
=========================================================================
Net investment income                                           3,737,464
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES,
  FOREIGN CURRENCIES AND FOREIGN CURRENCY CONTRACTS:

Net realized gain from:
  Investment securities                                        44,196,650
-------------------------------------------------------------------------
  Foreign currencies                                              453,789
=========================================================================
                                                               44,650,439
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        47,926,567
-------------------------------------------------------------------------
  Foreign currencies                                              111,175
-------------------------------------------------------------------------
  Foreign currency contracts                                           71
=========================================================================
                                                               48,037,813
=========================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   92,688,252
=========================================================================
Net increase in net assets resulting from operations          $96,425,716
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM EUROPEAN SMALL COMPANY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  3,737,464    $  1,467,038
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  44,650,439      33,406,458
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and foreign currency
    contracts                                                   48,037,813      68,926,402
==========================================================================================
    Net increase in net assets resulting from operations        96,425,716     103,799,898
==========================================================================================
Distributions to shareholders from net investment
  income-Class A                                                        --        (901,232)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --     (16,797,743)
------------------------------------------------------------------------------------------
  Class B                                                               --      (3,063,883)
------------------------------------------------------------------------------------------
  Class C                                                               --      (3,585,745)
==========================================================================================
    Total distributions from net realized gains                         --     (23,447,371)
==========================================================================================
    Decrease in net assets resulting from distributions                 --     (24,348,603)
==========================================================================================
Share transactions-net:
  Class A                                                      (27,984,296)     67,440,115
------------------------------------------------------------------------------------------
  Class B                                                       (9,346,988)     14,892,613
------------------------------------------------------------------------------------------
  Class C                                                       (8,451,005)     20,598,304
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (45,782,289)    102,931,032
==========================================================================================
    Net increase in net assets                                  50,643,427     182,382,327
==========================================================================================

NET ASSETS:

  Beginning of period                                          397,920,023     215,537,696
==========================================================================================
  End of period (including undistributed net investment
    income of $3,428,299 and $(309,165), respectively)        $448,563,450    $397,920,023
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM EUROPEAN SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM European Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM EUROPEAN SMALL COMPANY FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets.

AIM EUROPEAN SMALL COMPANY FUND


    Through June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    AIM has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.90%, 2.65% and 2.65% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $65,013.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $620.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $63,485.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $393,535.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B and Class C shares paid $421,889, $292,650 and $348,788, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it

AIM EUROPEAN SMALL COMPANY FUND

retained $48,541 in front-end sales commissions from the sale of Class A shares and $24, $52,002 and $26,661 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 9,211,535      $ 43,341,968      $ (46,798,827)        $   --         $ 5,754,676     $310,443       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                    --         6,113,513           (358,837)            --           5,754,676        2,432           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             9,211,535        43,341,968        (52,553,503)            --                  --      309,600           --
==================================================================================================================================
  Subtotal        $18,423,070      $ 92,797,449      $ (99,711,167)        $   --         $11,509,352     $622,475       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $27,254,135      $142,274,613      $(147,656,569)        $   --         $21,872,179     $192,130       $   --
==================================================================================================================================
  Total           $45,677,205      $235,072,062      $(247,367,736)        $   --         $33,381,531     $814,605       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $11,440.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,466 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are

AIM EUROPEAN SMALL COMPANY FUND

parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $21,706,893 were on loan to brokers. The loans were secured by cash collateral of $21,872,179 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $192,130 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $66,844,891 and $116,170,200, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $169,328,815
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,782,456)
==============================================================================
Net unrealized appreciation of investment securities             $166,546,359
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $288,057,888.

AIM EUROPEAN SMALL COMPANY FUND

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

    As of March 28, 2005, the Fund's shares are offered on a limited basis.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                  YEAR ENDED
                                                                     JUNE 30, 2006(A)              DECEMBER 31, 2005
                                                                --------------------------    ----------------------------
                                                                  SHARES         AMOUNT         SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        2,315,229    $ 61,084,324     14,488,684    $ 272,504,324
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          216,067       5,483,811      1,526,090       27,962,424
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          441,407      11,113,901      2,629,303       48,187,651
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                               --              --        693,170       14,681,245
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                               --              --        140,121        2,878,093
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                               --              --        159,160        3,270,748
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                           54,181       1,412,986         76,937        1,527,081
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          (55,974)     (1,412,986)       (79,144)      (1,527,081)
==========================================================================================================================
Reacquired:(b)
  Class A                                                       (3,449,674)    (90,481,606)   (11,530,830)    (221,272,535)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (531,324)    (13,417,813)      (762,028)     (14,420,823)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         (779,311)    (19,564,906)    (1,631,614)     (30,860,095)
==========================================================================================================================
                                                                (1,789,399)   $(45,782,289)     5,709,849    $ 102,931,032
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 9% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b) Amount is net of redemption fees of $24,224, $4,122 and $5,053 for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2006 and $69,663, $10,817, and $13,218 for Class A, Class B and Class C shares, respectively, for the year ended December 31, 2005.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM EUROPEAN SMALL COMPANY FUND


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                         YEAR ENDED DECEMBER 31,
                                                            JUNE 30,        -----------------------------------------------------
                                                              2006            2005        2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  21.68        $  16.94    $  12.05    $  7.37    $  7.19    $  9.17
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                               0.23            0.11       (0.05)     (0.03)     (0.04)     (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 5.16            6.03        5.30       4.74       0.22      (1.93)
=================================================================================================================================
    Total from investment operations                            5.39            6.14        5.25       4.71       0.18      (1.98)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            --           (0.07)         --      (0.03)        --         --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           (1.33)      (0.36)        --         --         --
=================================================================================================================================
    Total distributions                                           --           (1.40)      (0.36)     (0.03)        --         --
=================================================================================================================================
Redemption fees added to shares of beneficial interest          0.00            0.00        0.00         --         --         --
=================================================================================================================================
Net asset value, end of period                              $  27.07        $  21.68    $  16.94    $ 12.05    $  7.37    $  7.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                24.86%          36.48%      43.67%     63.96%      2.50%    (21.59)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $328,979        $286,882    $161,014    $42,103    $13,597    $ 6,969
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.56%(c)        1.63%       2.00%      2.00%      2.01%      2.01%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.59%(c)        1.68%       2.03%      2.68%      3.05%      4.65%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        1.81%(c)        0.57%      (0.38)%    (0.28)%    (0.51)%    (0.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                        15%             72%         71%       130%       119%       152%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $340,308,677.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM EUROPEAN SMALL COMPANY FUND

                                                                                           CLASS B
                                                              ------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                       YEAR ENDED DECEMBER 31,
                                                               JUNE 30,        -------------------------------------------------
                                                                 2006           2005       2004       2003      2002      2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 21.02         $ 16.52    $ 11.84    $ 7.27    $ 7.15    $  9.17
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.13           (0.03)     (0.14)    (0.08)    (0.09)     (0.10)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   5.00            5.86       5.18      4.65      0.21      (1.92)
================================================================================================================================
    Total from investment operations                              5.13            5.83       5.04      4.57      0.12      (2.02)
================================================================================================================================
Less distributions from net realized gains                          --           (1.33)     (0.36)       --        --         --
================================================================================================================================
Redemption fees added to shares of beneficial interest            0.00            0.00       0.00        --        --         --
================================================================================================================================
Net asset value, end of period                                 $ 26.15         $ 21.02    $ 16.52    $11.84    $ 7.27    $  7.15
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                  24.41%          35.51%     42.67%    62.86%     1.68%    (22.03)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $53,871         $51,108    $26,540    $9,415    $5,689    $ 2,330
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.31%(c)        2.35%      2.65%     2.65%     2.66%      2.71%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.34%(c)        2.38%      2.68%     3.33%     3.70%      5.36%
================================================================================================================================
Ratio of net investment income (loss) to average net assets       1.06%(c)       (0.15)%    (1.03)%   (0.93)%   (1.16)%    (1.31)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                                          15%             72%        71%      130%      119%       152%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $59,015,091.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                       YEAR ENDED DECEMBER 31,
                                                               JUNE 30,        -------------------------------------------------
                                                                 2006           2005       2004       2003      2002      2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 21.03         $ 16.53    $ 11.84    $ 7.27    $ 7.14    $  9.17
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.13           (0.03)     (0.14)    (0.09)    (0.09)     (0.10)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   5.00            5.86       5.19      4.66      0.22      (1.93)
================================================================================================================================
    Total from investment operations                              5.13            5.83       5.05      4.57      0.13      (2.03)
================================================================================================================================
Less distributions from net realized gains                          --           (1.33)     (0.36)       --        --         --
================================================================================================================================
Redemption fees added to shares of beneficial interest            0.00            0.00       0.00        --        --         --
================================================================================================================================
Net asset value, end of period                                 $ 26.16         $ 21.03    $ 16.53    $11.84    $ 7.27    $  7.14
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                  24.39%          35.49%     42.75%    62.86%     1.82%    (22.14)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $65,713         $59,930    $27,983    $6,346    $2,057    $ 1,091
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.31%(c)        2.35%      2.65%     2.65%     2.66%      2.71%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.34%(c)        2.38%      2.68%     3.33%     3.70%      5.36%
================================================================================================================================
Ratio of net investment income (loss) to average net assets       1.06%(c)       (0.15)%    (1.03)%   (0.93)%   (1.16)%    (1.31)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                                          15%             72%        71%      130%      119%       152%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $70,335,646.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM EUROPEAN SMALL COMPANY FUND


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM EUROPEAN SMALL COMPANY FUND

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM EUROPEAN SMALL COMPANY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

        DOMESTIC EQUITY                               SECTOR EQUITY                            AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund       AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                          AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund              AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund              AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund              AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                  DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                  AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                      AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                           FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
                                             Premier U.S. Government Money Portfolio
       INTERNATIONAL/GLOBAL EQUITY
                                             TAX-FREE
AIM Asia Pacific Growth Fund
AIM China Fund                               AIM High Income Municipal Fund(1)
AIM Developing Markets Fund                  AIM Municipal Bond Fund
AIM European Growth Fund                     AIM Tax-Exempt Cash Fund
AIM European Small Company Fund(1)           AIM Tax-Free Intermediate Fund
AIM Global Aggressive Growth Fund            Premier Tax-Exempt Portfolio
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Value Fund                               ================================================================================
AIM Japan Fund                                      CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Core Equity Fund                  FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Growth Fund                       FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM International Small Company Fund(1)             ================================================================================
AIM Trimark Fund



(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.

AIMinvestments.com                  ESC-SAR-1           A I M Distributors, Inc.


                                            [YOUR GOALS. OUR SOLUTIONS.]
                                                --Registered Trademark--
========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                      --Registered Trademark--
                               Plans    Accounts
========================================================================

                                                           AIM GLOBAL VALUE FUND
                                Semiannual Report to Shareholders o June 30,2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIM GLOBAL VALUE FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          Compared to higher quality debt              o A direct investment cannot be made in
                                             securities, junk bonds involve greater       an index. Unless otherwise indicated,
o Class B shares are not available as an     risk of default or price changes due to      index results include reinvested
investment for retirement plans maintained   changes in credit quality of the issuer      dividends, and they do not reflect sales
pursuant to Section 401 of the Internal      because they are generally unsecured and     charges. Performance of an index of funds
Revenue Code, including 401(k) plans,        may be subordinated to other creditors'      reflects fund expenses; performance of a
money purchase pension plans and profit      claims. Credit ratings on junk bonds do      market index does not.
sharing plans. Plans that had existing       not necessarily reflect their actual
accounts invested in Class B shares prior    market risk.                                 OTHER INFORMATION
to September 30, 2003, will continue to be
allowed to make additional purchases.        o Because a large percentage of the Fund's   o The returns shown in the management's
                                             assets may be invested in a limited number   discussion of Fund performance are based
PRINCIPAL RISKS OF INVESTING IN THE FUND     of securities, a change in the value of      on net asset values calculated for
                                             these securities could significantly         shareholder transactions. Generally
o Foreign securities have additional         affect the value of your investment in the   accepted accounting principles require
risks, including exchange rate changes,      Fund.                                        adjustments to be made to the net assets
political and economic developments, the                                                  of the Fund at period end for financial
relative lack of information about these     o The Fund may use enhanced investment       reporting purposes, and as such, the net
companies, relatively low market liquidity   techniques such as short sales. Short        asset values for shareholder transactions
and the potential lack of strict financial   Sales carry the risk of buying a security    and the returns based on those net asset
and accounting controls and standards.       back at a higher price at which the funds    values may differ from the net asset
                                             exposure is unlimited.                       values and returns reported in the
o Investing in emerging markets involves                                                  Financial Highlights.
greater risk and potential reward than       ABOUT INDEXES USED IN THIS REPORT
investing in more established markets.                                                    o Industry classifications used in this
                                             o The unmanaged MSCI WORLD INDEX is a        report are generally according to the
o Investing in smaller companies             group of global securities tracked by        Global Industry Classification Standard,
involves greater risk than investing in      Morgan Stanley Capital International.        which was developed by and is the
more established companies, such as                                                       exclusive property and a service mark of
business risk, significant stock price       o The unmanaged MSCI WORLD VALUE INDEX       Morgan Stanley Capital International Inc.
fluctuations and illiquidity.                is a subset of the MSCI World Index, a       and Standard & Poor's.
                                             group of global securities tracked by
o Prices of equity securities change in      Morgan Stanley Capital International; the    The Fund provides a complete list of its
response to many factors including the       Value subset measures performance of         holdings four times in each fiscal year,
historical and prospective earnings of the   companies with lower price/earnings ratios   at the quarter-ends. For the second and
issuer, the value of its assets, general     and lower forecasted growth values. The      fourth quarters, the lists appear in the
economic conditions, interest rates,         index represents investable opportunities    Fund's semiannual and annual reports to
investor perceptions and market liquidity.   for global investors, taking into account    shareholders. For the first and third
                                             the local market restrictions on share       quarters, the Fund files the lists with
o The values of convertible securities       ownership by foreign investors.              the Securities and Exchange Commission
in which the Fund invests may be affected                                                 (SEC) on Form N-Q. The most recent list of
by market interest rates, the risk that      o The unmanaged LIPPER GLOBAL MULTI-CAP      portfolio holdings is available at
the issuer may default on interest or        VALUE FUND INDEX represents an average of    AIMinvestments.com. From our home page,
principal payments and the value of the      the performance of the 30 largest global     click on Products & Performance, then
underlying common stock into which these     multi-capitalization value funds tracked     Mutual Funds, then Fund Overview. Select
securities may be converted.                 by Lipper Inc., an independent mutual fund   your Fund from the drop-down menu and
                                             performance monitor.                         click on Complete Quarterly Holdings.
o To the extent the Fund holds cash or                                                    Shareholders can also look up the Fund's
cash equivalents rather than equity          o The Fund is not managed to track the       Forms N-Q on the SEC Web site at sec.gov.
securities for risk management purposes,     performance of any particular index,         Copies of the Fund's Forms N-Q may be
the Fund may not achieve its investment      including the indexes defined here, and      reviewed and copied at the SEC Public
objective.                                   consequently, the performance of the Fund    Reference Room at 100 F. Street N.E.,
                                             may deviate significantly from the           Washington, D.C. 20549. You can obtain
o The Fund may invest in lower quality       performance of the indexes.                  information on the operation of the Public
debt securities, commonly known as "junk                                                  Reference Room, including information
bonds."                                                                                   about duplicating fee charges, by calling
                                                                                          202-942-8090 or 800-732-0330, or by
                                                                                          electronic request at the following e-mail
                                                                                          address: publicinfo@sec.gov. The SEC file
                                                                                          numbers for the Fund are 811-01540 and
                                                                                          002-27334.

                                                                                          Continued on page 5

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     ==========================================
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      FUND NASDAQ SYMBOLS
=======================================================================================
NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE                                       Class A Shares                    AWSAX

AIMinvestments.com                                                                        Class B Shares                    AWSBX

                                                                                          Class C Shares                    AWSCX

                                                                                          ==========================================

AIM GLOBAL VALUE FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--REGISTERED TRADEMARK--:

    [GRAHAM         We're pleased to provide you with this report, which
     PHOTO]         includes a discussion of how your Fund was managed during
                    the period under review in this report, and what factors affected its performance. That discussion begins on page 3.

                        It's been said nothing is certain but death and taxes.
                    We would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
 ROBERT H. GRAHAM   first six months of 2006 were a perfect example. Domestic
                    and global equity markets were generally strong during the early months of the period, but they became considerably more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:

                       o Amid signs of rising inflation, the U.S. Federal
                         Reserve Board continued to raise interest rates in response to inflation risks.

                       o The dollar remained weak, making imports more expensive
                         and thereby raising inflation.

                       o Oil prices remained at historically high levels,
                         threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
     [TAYLOR        uncertainty surrounding death and taxes, we can suggest an
      PHOTO]        alternative to reacting to fluctuating short-term market
                    conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
                    retail mutual funds, including domestic, global and
   PHILIP TAYLOR    international equity funds, taxable and tax-exempt
                    fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /S/ ROBERT H. GRAHAM                  /S/ PHILIP TAYLOR

                    Robert H. Graham                      Philip Taylor
                    Vice Chair -- AIM Funds               President -- AIM Funds
                    Chair, AIM Investments                CEO, AIM Investments


                    August 10, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL VALUE FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
                    A I M Advisors, Inc. (AIM) to make certain your interests
                    are being served in terms of fees, performance and
                    operations.
    [CROCKETT
      PHOTO]           Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its
BRUCE L. CROCKETT   highest since 2000. We are also pleased with AIM
                    management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006



                    *To learn more about all the factors we considered before
                     approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM GLOBAL VALUE FUND

MANAGEMENT'S DISCUSSION                                                                   investment. We begin with an estimate of
OF FUND PERFORMANCE                                                                       the business's true (intrinsic) value and
                                                                                          then try to pay a fraction of that
=======================================================================================   price--for example, 60--70 cents on the
PERFORMANCE SUMMARY                                                                       dollar. This discount creates two
                                             ==========================================   benefits:

After reaching new highs for the year in     FUND VS. INDEXES                             o It identifies the potential upside.
early May, global equity markets
experienced a significant correction.        CUMULATIVE TOTAL RETURNS, 12/31/05-6/30/06,  o It provides potential downside
Rising inflation led to fears that central   EXCLUDING APPLICABLE SALES CHARGES. IF       protection. In other words, if our
banks may raise interest rates to levels     SALES CHARGES WERE INCLUDED, RETURNS WOULD   assessment of the company's future is
that could threaten global economic          BE LOWER.                                    incorrect and the stock decreases in
growth. Overall though, non-U.S.markets                                                   price, the impact should be tempered since
ended on a positive note and, following a    Class A Shares                     7.51%     we originally acquired the stock at less
trend of recent years, continued to                                                       than estimated true value.
outperform U.S. equities.                    Class B Shares                     7.10
                                                                                             Once comfortable with the downside risk
   Given this environment, we are pleased    Class C Shares                     7.09      of an investment, we look for catalysts
to report to shareholders positive Fund                                                   that can generate positive returns--events
performance once again. As the table         MSCI World Index                             such as corporate restructuring,
illustrates, your Fund performed in line     (Broad Market Index)               6.06      management change or share buybacks that
with its benchmarks at net asset value for                                                may unlock the additional 30--40 cents we
the reporting period. We attribute this      MSCI World Value Index                       discounted earlier.
performance to strong stock selection        (Style-Specific Index)             7.92
driven by a defensive investment process                                                     Finally, we consider selling a stock
that generally outperforms in more           Lipper Global Multi-Cap Value                if:
volatile market environments.                Fund Index (Peer Group Index)      6.69
                                                                                          o The catalyst that caused the security's
                                             SOURCE: LIPPER INC., MSCI                    value to rise has been realized.

                                             ==========================================   o Unforeseen negative developments lead
                                                                                          to a lower appraisal of what we feel a
                                                Your Fund's long-term performance         company is worth, or we feel the company
                                             appears on page 5.                           will not realize its full market value.

=======================================================================================   o The stock's value exceeds our estimate
                                                                                          of its intrinsic worth.
HOW WE INVEST                                back stock or a combination of both.
                                                                                          MARKET CONDITIONS AND YOUR FUND
When selecting stocks for your Fund, we         We also look for businesses that are
look for undervalued companies with strong   easy to understand. With our global          Despite increased volatility in the latter
defensive qualities such as:                 mandate, we can look for the best            half of the reporting period, global
                                             opportunities worldwide, with no regional    economic growth continued to show record
o Solid management teams.                    restrictions.                                strength. Europe, bolstered by the
                                                                                          traditionally defensive attributes of the
o Good balance sheets with no or very           Our first concern when looking at a       United Kingdom market, was the best-per-
little debt.                                 potential investment is capital
                                             preservation. We have to be comfortable                                     (continued)
o Flexibility to implement                   with the downside risk of an
shareholder-friendly strategies, such as
paying dividends, buying

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP 5 COUNTRIES*                             TOP 10 EQUITY HOLDINGS*
By sector
                                                                                           1. Washington Mutual, Inc.           4.0%
                [PIE CHART]                  1.United States                  38.0%
                                                                                           2. Microsoft Corp.                   3.9
Health Care                          7.0%    2. Japan                         18.0
                                                                                           3. NTT DoCoMo, Inc. (Japan)          2.9
Energy                               5.3%    3. Canada                        13.4
                                                                                           4. Tyco International Ltd.           2.7
Industrials                          5.1%    4. United Kingdom                 6.9
                                                                                           5. Dell Inc.                         2.5
Materials                            2.9%    5. Netherlands                    5.2
                                                                                           6. Meitec Corp. (Japan)              2.4
Utilities                            2.1%
                                             TOTAL NET ASSETS       $216.2 MILLION         7. Lancaster Colony Corp.            2.3
Money Market Funds Plus
Other Assets Less Liabilities        9.8%    TOTAL NUMBER OF HOLDINGS*          59         8. Heiniken N.V. (Netherlands)       2.3

Financials                          19.5%                                                  9. E-L Financial Corp. Ltd. (Canada) 2.3

Information Technology              14.9%                                                 10. Liberty Media Holding Corp.--
                                                                                              Interactive--Series A             2.3
Consumer Discretionary              13.1%

Consumer Staples                    12.3%

Telecommunications Services          8.0%


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

==========================================   ==========================================   ==========================================

AIM GLOBAL VALUE FUND

forming region during the period.            company fundamentals, increased              THE VIEWS AND OPINIONS EXPRESSED IN
Strong manufacturing growth--the strongest   incremental spending in its search engine    MANAGEMENT'S DISCUSSION OF FUND
in nearly six years--and low                 software operations, which resulted in       PERFORMANCE ARE THOSE OF A I M ADVISORS,
unemployment--the lowest since               negative market reaction, led to a decline   INC. THESE VIEWS AND OPINIONS ARE SUBJECT
2001--bolstered confidence in the region.    in the stock. This short-term volatility     TO CHANGE AT ANY TIME BASED ON FACTORS
                                             did not reduce our favorable view on         SUCH AS MARKET AND ECONOMIC CONDITIONS.
   After impressive gains in 2005, when      Microsoft, which we continued to feel was    THESE VIEWS AND OPINIONS MAY NOT BE RELIED
improving secular economic growth            significantly undervalued with favorable     UPON AS INVESTMENT ADVICE OR
prospects drove the local market largely     upside potential.                            RECOMMENDATIONS, OR AS AN OFFER FOR A
higher, Japan witnessed a bout of profit                                                  PARTICULAR SECURITY. THE INFORMATION IS
taking, especially in more cyclical,            An additional detractor from relative     NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
economically sensitive stocks. From a        return was the Fund's cash position.         ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
broad market perspective, emerging-market    Although the Fund's cash exposure was        THE FUND. STATEMENTS OF FACT ARE FROM
equities generally lagged stocks in          normal, not being fully invested in          SOURCES CONSIDERED RELIABLE, BUT A I M
developed markets. With risk- aversion       equities over the period detracted from      ADVISORS, INC. MAKES NO REPRESENTATION OR
levels rising sharply and emerging markets   performance.                                 WARRANTY AS TO THEIR COMPLETENESS OR
outperforming for much of the last year,                                                  ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
profit taking was inevitable.                IN CLOSING                                   IS NO GUARANTEE OF FUTURE RESULTS, THESE
                                                                                          INSIGHTS MAY HELP YOU UNDERSTAND OUR
   Although positive Fund performance was    Our focus remains on protecting              INVESTMENT MANAGEMENT PHILOSOPHY.
broad based across both regions and          shareholder capital. We take a
countries, the key determinant or driver     conservative approach to investing by            See important Fund and index
of performance was stock selection. The      first analyzing the downside risk of a       disclosures on the inside front cover.
defensive nature of our investment           stock before considering its upside
philosophy led us to maintain exposure to    potential. This defensive approach, we                           GLEN HILTON, portfolio
stocks that were better suited to            believe, helps protect our portfolio by                          manager, is lead
withstand macroeconomic volatility.          maintaining the gains it has earned and          [HILTON         manager of AIM Global
Collectively, holdings in Canada, Japan      increasing our absolute fund returns. We          PHOTO]         Value Fund. He began
and the United States contributed most to    remain committed to following our                                his career in
Fund performance. Given high oil and         disciplined investment strategy and                              investments in 1995.
commodity prices, the Fund's materials and   holding our course through the market's                          He joined AIM in 2002.
energy holdings produced the highest         fluctuations.                                Mr. Hilton earned a B.A. in economics from
sector returns, while financials,                                                         Loyola University.
information technology and                      We welcome new investors who have
telecommunication services holdings          joined the Fund during the reporting
detracted the most from performance.         period and thank all of our shareholders
                                             for your continued investment in AIM
   Top stock-specific contributors over      Global Value Fund.
the reporting period included NINTENDO,
the leading Japanese video game console
maker. We purchased the stock in mid-2005,
a period during which the stock was
trading at single-digit multiples and was,
in our opinion, significantly undervalued
relative to the market. An uptick in the
company's business during the first
quarter, aided by an overall run in the
Japanese markets, boosted returns of this
already strong stock.

   HEINEKEN, the brewing giant, was
another top Fund performer. Although this company has a strong global franchise, our research indicated that the market had undervalued its strengths relative to its peers. Over the reporting period, the U.S.
launch of Heineken Light acted as a
catalyst to further boost the growth of
the stock.

   Although the Fund delivered positive
returns in all sectors, there were a few
detractors, including select information
technology stocks. For example, MICROSOFT,                                                                     [RIGHT ARROW GRAPHIC]
the U.S.-based software giant and a
long-term Fund holding, proved a drag on                                                  FOR A PRESENTATION OF YOUR FUND'S
performance. Despite strong                                                               LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM GLOBAL VALUE FUND


YOUR FUND'S LONG-TERM PERFORMANCE

==========================================
AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/06, including applicable sales charges

CLASS A SHARES
Inception (12/29/00)              8.82%
 5 Years                         10.99
 1 Year                           9.19

CLASS B SHARES
Inception (12/29/00)              9.09%
 5 Years                         11.25
 1 Year                           9.65

CLASS C SHARES
Inception (12/29/00)              9.23%
 5 Years                         11.50
 1 Year                          13.63
==========================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN      THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE AND CANNOT GUARANTEE             OR LOSS WHEN YOU SELL SHARES.                CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT                                                        DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE      CLASS A SHARE PERFORMANCE REFLECTS THE    CLASS EXPENSES.
VISIT AIMINVESTMENTS.COM FOR THE MOST        MAXIMUM 5.50% SALES CHARGE, AND CLASS B
RECENT MONTH-END PERFORMANCE. PERFORMANCE    AND CLASS C SHARE PERFORMANCE REFLECTS THE      A REDEMPTION FEE OF 2% WILL BE IMPOSED
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    APPLICABLE CONTINGENT DEFERRED SALES         ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
CHANGES IN NET ASSET VALUE AND THE EFFECT    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE   THE FUND WITHIN 30 DAYS OF PURCHASE.
OF THE MAXIMUM SALES CHARGE UNLESS           CDSC ON CLASS B SHARES DECLINES FROM 5%      EXCEPTIONS TO THE REDEMPTION FEE ARE
OTHERWISE STATED. PERFORMANCE FIGURES DO     BEGINNING AT THE TIME OF PURCHASE TO 0% AT   LISTED IN THE FUND'S PROSPECTUS.
NOT REFLECT DEDUCTION OF TAXES A             THE BEGINNING OF THE SEVENTH YEAR. THE
SHAREHOLDER WOULD PAY ON FUND                CDSC ON CLASS C SHARES IS 1% FOR THE FIRST      HAD THE ADVISOR NOT WAIVED FEES AND/OR
DISTRIBUTIONS OR SALE OF FUND SHARES.        YEAR AFTER PURCHASE.                         REIMBURSED EXPENSES IN THE PAST,
INVESTMENT RETURN AND PRINCIPAL VALUE                                                     PERFORMANCE WOULD HAVE BEEN LOWER.



Continued from inside front cover

A description of the policies and            OTHER INFORMATION                            of such data. Without limiting any of the
procedures that the Fund uses to determine                                                foregoing, in no event shall MSCI, any of
how to vote proxies relating to portfolio    o Neither MSCI nor any other party           its affiliates or any third party involved
securities is available without charge,      involved in or related to compiling,         in or related to compiling, computing or
upon request, from our Client Services       computing or creating the MSCI data makes    creating the data have any liability for
department at 800-959-4246 or on the AIM     any express or implied warranties or         any direct, indirect, special, punitive,
Web site, AIMinvestments.com. On the home    representations with respect to such data    consequential or any other damages
page, scroll down and click on AIM Funds     (or the results to be obtained by the use    (including lost profits) even if notified
Proxy Policy. The information is also        thereof), and all such parties hereby        of the possibility of such damages. No
available on the SEC Web site, sec.gov.      expressly disclaim all warranties of         further distribution or dissemination of
                                             originality, accuracy, completeness,         the MSCI data is permitted without MSCI's
Information regarding how the Fund voted     merchantability or fitness for a             express written consent.
proxies related to its portfolio             particular purpose with respect to any
securities during the 12 months ended June
30, 2006, is available at our Web site. Go
to AIMinvestments.com, access the About Us
tab, click on Required Notices and then
click on Proxy Voting Activity. Next,
select the Fund from the drop-down menu.
The information is also available on the
SEC Web site, sec.gov.

AIM GLOBAL VALUE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       THE HYPOTHETICAL ACCOUNT VALUES AND
                                             estimate the expenses that you paid over     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      the period. Simply divide your account       ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      YOU PAID FOR THE PERIOD. YOU MAY USE THIS
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      INFORMATION TO COMPARE THE ONGOING COSTS
purchase payments; contingent deferred       then multiply the result by the number in    OF INVESTING IN THE FUND AND OTHER FUNDS.
sales charges on redemptions; and            the table under the heading entitled         TO DO SO, COMPARE THIS 5% HYPOTHETICAL
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
costs, including management fees;            estimate the expenses you paid on your       THAT APPEAR IN THE SHAREHOLDER REPORTS OF
distribution and/or service fees (12b-1);    account during this period.                  THE OTHER FUNDS.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown in
ongoing costs (in dollars) of investing in   COMPARISON PURPOSES                          the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transactional costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period January 1, 2006, through       of return of 5% per year before expenses,    hypothetical information is useful in
June 30, 2006.                               which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended June 30, 2006, appear in the    addition, if these transactional costs
The table below provides information about   table "Fund vs. Indexes" on page 3.          were included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================

                                                    ACTUAL                             HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING                EXPENSES          ENDING              EXPENSES           ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE           PAID DURING     ACCOUNT VALUE         PAID DURING          EXPENSE
CLASS              (1/1/06)           (6/30/06)(1)             PERIOD(2)       (6/30/06)            PERIOD(2)            RATIO
  A              $1,000.00            $1,075.10                 $7.92          $1,017.16             $7.70               1.54%
  B               1,000.00             1,071.00                 11.76           1,013.44             11.43               2.29
  C               1,000.00             1,070.90                 11.76           1,013.44             11.43               2.29


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through
    June 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.


(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================



                                        [ARROW
                                        BUTTON        For More Information Visit
                                        IMAGE]             AIMinvestments.com

AIM GLOBAL VALUE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Funds Group     o The quality of services to be provided     o Meetings with the Fund's portfolio
(the "Board") oversees the management of     by AIM. The Board reviewed the credentials   managers and investment personnel. With
AIM Global Value Fund (the "Fund") and, as   and experience of the officers and           respect to the Fund, the Board is meeting
required by law, determines annually         employees of AIM who will provide            periodically with such Fund's portfolio
whether to approve the continuance of the    investment advisory services to the Fund.    managers and/or other investment personnel
Fund's advisory agreement with A I M         In reviewing the qualifications of AIM to    and believes that such individuals are
Advisors, Inc. ("AIM"). Based upon the       provide investment advisory services, the    competent and able to continue to carry
recommendation of the Investments            Board considered such issues as AIM's        out their responsibilities under the
Committee of the Board, at a meeting held    portfolio and product review process,        Advisory Agreement.
on June 27, 2006, the Board, including all   various back office support functions
of the independent trustees, approved the    provided by AIM and AIM's equity and fixed   o Overall performance of AIM. The Board
continuance of the advisory agreement (the   income trading operations. Based on the      considered the overall performance of AIM
"Advisory Agreement") between the Fund and   review of these and other factors, the       in providing investment advisory and
AIM for another year, effective July 1,      Board concluded that the quality of          portfolio administrative services to the
2006.                                        services to be provided by AIM was           Fund and concluded that such performance
                                             appropriate and that AIM currently is        was satisfactory.
   The Board considered the factors          providing satisfactory services in
discussed below in evaluating the fairness   accordance with the terms of the Advisory    o Fees relative to those of clients of
and reasonableness of the Advisory           Agreement.                                   AIM with comparable investment strategies.
Agreement at the meeting on June 27, 2006                                                 The Board noted that AIM does not serve as
and as part of the Board's ongoing           o The performance of the Fund relative       an advisor to other mutual funds or other
oversight of the Fund. In their              to comparable funds. The Board reviewed      clients with investment strategies
deliberations, the Board and the             the performance of the Fund during the       comparable to those of the Fund.
independent trustees did not identify any    past one, three and five calendar years
particular factor that was controlling,      against the performance of funds advised     o Fees relative to those of comparable
and each trustee attributed different        by other advisors with investment            funds with other advisors. The Board
weights to the various factors.              strategies comparable to those of the        reviewed the advisory fee rate for the
                                             Fund. The Board noted that the Fund's        Fund under the Advisory Agreement. The
   One responsibility of the independent     performance was below the median             Board compared effective contractual
Senior Officer of the Fund is to manage      performance of such comparable funds for     advisory fee rates at a common asset level
the process by which the Fund's proposed     the one and three year periods and above     at the end of the past calendar year and
management fees are negotiated to ensure     such median performance for the five year    noted that the Fund's rate was comparable
that they are negotiated in a manner which   period. Based on this review and after       to the median rate of the funds advised by
is at arms' length and reasonable. To that   taking account of all of the other factors   other advisors with investment strategies
end, the Senior Officer must either          that the Board considered in determining     comparable to those of the Fund that the
supervise a competitive bidding process or   whether to continue the Advisory Agreement   Board reviewed. The Board noted that AIM
prepare an independent written evaluation.   for the Fund, the Board concluded that no    has agreed to waive advisory fees of the
The Senior Officer has recommended an        changes should be made to the Fund and       Fund and to limit the Fund's total annual
independent written evaluation in lieu of    that it was not necessary to change the      operating expenses, as discussed below.
a competitive bidding process and, upon      Fund's portfolio management team at this     Based on this review, the Board concluded
the direction of the Board, has prepared     time. However, due to the Fund's             that the advisory fee rate for the Fund
such an independent written evaluation.      under-performance, the Board also            under the Advisory Agreement was fair and
Such written evaluation also considered      concluded that it would be appropriate for   reasonable.
certain of the factors discussed below. In   the Board to continue to closely monitor
addition, as discussed below, the Senior     and review the performance of the Fund.      o Expense limitations and fee waivers.
Officer made a recommendation to the Board   Although the independent written             The Board noted that AIM has contractually
in connection with such written              evaluation of the Fund's Senior Officer      agreed to waive advisory fees of the Fund
evaluation.                                  (discussed below) only considered Fund       through June 30, 2007 to the extent
                                             performance through the most recent          necessary so that the advisory fees
   The discussion below serves as a          calendar year, the Board also reviewed       payable by the Fund do not exceed a
summary of the Senior Officer's              more recent Fund performance, which did      specified maximum advisory fee rate, which
independent written evaluation and           not change their conclusions.                maximum rate includes breakpoints and is
recommendation to the Board in connection                                                 based on net asset levels. The Board
therewith, as well as a discussion of the    o The performance of the Fund relative       considered the contractual nature of this
material factors and the conclusions with    to indices. The Board reviewed the           fee waiver and noted that it remains in
respect thereto that formed the basis for    performance of the Fund during the past      effect until June 30, 2007. The Board
the Board's approval of the Advisory         one, three and five calendar years against   noted that AIM has contractually agreed to
Agreement. After consideration of all of     the performance of the Lipper Global         waive fees and/or limit expenses of the
the factors below and based on its           Multi-Cap Value Index. The Board noted       Fund through June 30, 2007 in an amount
informed business judgment, the Board        that the Fund's performance was below the    necessary to limit total annual operating
determined that the Advisory Agreement is    performance of such Index for the one year   expenses to a specified percentage of
in the best interests of the Fund and its    period, comparable to such Index for the     average daily net assets for each class of
shareholders and that the compensation to    three year period, and above such Index      the Fund. The Board considered the
AIM under the Advisory Agreement is fair     for the five year period. Based on this      contractual nature of this fee
and reasonable and would have been           review and after taking account of all of    waiver/expense limitation and noted that
obtained through arm's length                the other factors that the Board             it remains in effect until June 30, 2007.
negotiations.                                considered in determining whether to         The Board considered the effect these fee
                                             continue the Advisory Agreement for the      waivers/expense limitations would have on
   Unless otherwise stated, information      Fund, the Board concluded that no changes    the Fund's estimated expenses and
presented below is as of June 27, 2006 and   should be made to the Fund and that it was   concluded that the levels of fee
does not reflect any changes that may have   not necessary to change the Fund's           waivers/expense limitations for the Fund
occurred since June 27, 2006, including      portfolio management team at this time.      were fair and reasonable.
but not limited to changes to the Fund's     However, due to the Fund's
performance, advisory fees, expense          under-performance, the Board also            o Breakpoints and economies of scale.
limitations and/or fee waivers.              concluded that it would be appropriate for   The Board reviewed the structure of the
                                             the Board to continue to closely monitor     Fund's advisory fee under the Advisory
o The nature and extent of the advisory      and review the performance of the Fund.      Agreement, noting that it includes one
services to be provided by AIM. The Board    Although the independent written             breakpoint. The Board reviewed the level
reviewed the services to be provided by      evaluation of the Fund's Senior Officer      of the Fund's advisory fees, and noted
AIM under the Advisory Agreement. Based on   (discussed below) only considered Fund       that such fees, as a percentage of the
such review, the Board concluded that the    performance through the most recent          Fund's net assets, would decrease as net
range of services to be provided by AIM      calendar year, the Board also reviewed       assets increase because the Advisory
under the Advisory Agreement was             more recent Fund performance, which did      Agreement includes a breakpoint. The Board
appropriate and that AIM currently is        not change their conclusions.                noted that, due to
providing services in accordance with the
terms of the Advisory Agreement.
                                                                                                                         (continued)

AIM GLOBAL VALUE FUND

the Fund's asset levels at the end of the    o Profitability of AIM and its affiliates.   o Other factors and current trends. The
past calendar year and the way in which      The Board reviewed information concerning    Board considered the steps that AIM and
the advisory fee breakpoint has been         the profitability of AIM's (and its          its affiliates have taken over the last
structured, the Fund has yet to benefit      affiliates') investment advisory and other   several years, and continue to take, in
from the breakpoint. The Board noted that    activities and its financial condition.      order to improve the quality and
AIM has contractually agreed to waive        The Board considered the overall             efficiency of the services they provide to
advisory fees of the Fund through June 30,   profitability of AIM, as well as the         the Funds in the areas of investment
2007 to the extent necessary so that the     profitability of AIM in connection with      performance, product line diversification,
advisory fees payable by the Fund do not     managing the Fund. The Board noted that      distribution, fund operations, shareholder
exceed a specified maximum advisory fee      AIM's operations remain profitable,          services and compliance. The Board
rate, which maximum rate includes            although increased expenses in recent        concluded that these steps taken by AIM
breakpoints and is based on net asset        years have reduced AIM's profitability.      have improved, and are likely to continue
levels. The Board concluded that the         Based on the review of the profitability     to improve, the quality and efficiency of
Fund's fee levels under the Advisory         of AIM's and its affiliates' investment      the services AIM and its affiliates
Agreement therefore would reflect            advisory and other activities and its        provide to the Fund in each of these
economies of scale at higher asset levels    financial condition, the Board concluded     areas, and support the Board's approval of
and that it was not necessary to change      that the compensation to be paid by the      the continuance of the Advisory Agreement
the advisory fee breakpoints in the Fund's   Fund to AIM under its Advisory Agreement     for the Fund.
advisory fee schedule.                       was not excessive.

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized by
the fact that uninvested cash and cash       AIM as a result of brokerage transactions
collateral from securities lending           executed through "soft dollar"
arrangements, if any (collectively, "cash    arrangements. Under these arrangements,
balances") of the Fund may be invested in    brokerage commissions paid by the Fund
money market funds advised by AIM pursuant   and/or other funds advised by AIM are used
to the terms of an SEC exemptive order.      to pay for research and execution
The Board found that the Fund may realize    services. This research may be used by AIM
certain benefits upon investing cash         in making investment decisions for the
balances in AIM advised money market         Fund. The Board concluded that such
funds, including a higher net return,        arrangements were appropriate.
increased liquidity, increased
diversification or decreased transaction     o AIM's financial soundness in light of
costs. The Board also found that the Fund    the Fund's needs. The Board considered
will not receive reduced services if it      whether AIM is financially sound and has
invests its cash balances in such money      the resources necessary to perform its
market funds. The Board noted that, to the   obligations under the Advisory Agreement,
extent the Fund invests uninvested cash in   and concluded that AIM has the financial
affiliated money market funds, AIM has       resources necessary to fulfill its
voluntarily agreed to waive a portion of     obligations under the Advisory Agreement.
the advisory fees it receives from the
Fund attributable to such investment. The     o Historical relationship between the
Board further determined that the proposed   Fund and AIM. In determining whether to
securities lending program and related       continue the Advisory Agreement for the
procedures with respect to the lending       Fund, the Board also considered the prior
Fund is in the best interests of the         relationship between AIM and the Fund, as
lending Fund and its respective              well as the Board's knowledge of AIM's
shareholders. The Board therefore            operations, and concluded that it was
concluded that the investment of cash        beneficial to maintain the current
collateral received in connection with the   relationship, in part, because of such
securities lending program in the money      knowledge. The Board also reviewed the
market funds according to the procedures     general nature of the non-investment
is in the best interests of the lending      advisory services currently performed by
Fund and its respective shareholders.        AIM and its affiliates, such as
                                             administrative, transfer agency and
o Independent written evaluation and         distribution services, and the fees
recommendations of the Fund's Senior         received by AIM and its affiliates for
Officer. The Board noted that, upon their    performing such services. In addition to
direction, the Senior Officer of the Fund,   reviewing such services, the trustees also
who is independent of AIM and AIM's          considered the organizational structure
affiliates, had prepared an independent      employed by AIM and its affiliates to
written evaluation in order to assist the    provide those services. Based on the
Board in determining the reasonableness of   review of these and other factors, the
the proposed management fees of the AIM      Board concluded that AIM and its
Funds, including the Fund. The Board noted   affiliates were qualified to continue to
that the Senior Officer's written            provide non-investment advisory services
evaluation had been relied upon by the       to the Fund, including administrative,
Board in this regard in lieu of a            transfer agency and distribution services,
competitive bidding process. In              and that AIM and its affiliates currently
determining whether to continue the          are providing satisfactory non-investment
Advisory Agreement for the Fund, the Board   advisory services.
considered the Senior Officer's written
evaluation and the recommendation made by
the Senior Officer to the Board that the
Board consider whether the advisory fee
waivers for certain equity AIM Funds,
including the Fund, should be simplified.
The Board concluded that it would be
advisable to consider this issue and reach
a decision prior to the expiration date of
such advisory fee waivers.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM GLOBAL VALUE FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception                   10.01%           REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    5 Years                   12.33            INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         1 Year                    15.94            WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,        6 Months*                  7.79            REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans                                                      THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  *Cumulative total return that has not        INFORMATION ON COMPARATIVE BENCHMARKS.
                                             been annualized                              PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             ========================================     MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        800-451-4246 OR VISIT
                                             DATE IS OCTOBER 25, 2005. RETURNS SINCE      AIMINVESTMENTS.COM.
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF              A REDEMPTION FEE OF 2% WILL BE
                                             HISTORICAL INSTITUTIONAL CLASS SHARE         IMPOSED ON CERTAIN REDEMPTIONS OR
                                             PERFORMANCE AND RESTATED CLASS A SHARE       EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE        OF PURCHASE. EXCEPTIONS TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS        REDEMPTION FEE ARE LISTED IN THE FUND'S
                                             SHARES) AT NET ASSET VALUE (NAV) AND         PROSPECTUS.
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A             HAD THE ADVISOR NOT WAIVED FEES
                                             SHARES' INCEPTION DATE IS DECEMBER 29,       AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             2000.                                        PERFORMANCE WOULD HAVE BEEN LOWER.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. PERFORMANCE OF INSTITUTIONAL
                                             CLASS SHARES WILL DIFFER FROM
                                             PERFORMANCE OF OTHER SHARE CLASSES
=======================================      PRIMARILY DUE TO DIFFERING SALES CHARGES
NASDAQ SYMBOL                  AWSIX         AND CLASS EXPENSES.
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    GLV-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             example, an $8,600 account value divided     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management fees     result by the number in the table under      EXPENSES YOU PAID FOR THE PERIOD. YOU
and other Fund expenses. This example is     the heading entitled "Actual Expenses        MAY USE THIS INFORMATION TO COMPARE THE
intended to help you understand your         Paid During Period" to estimate the          ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs (in dollars) of investing      expenses you paid on your account during     AND OTHER FUNDS. TO DO SO, COMPARE THIS
in the Fund and to compare these costs       this period.                                 5% HYPOTHETICAL EXAMPLE WITH THE 5%
with ongoing costs of investing in other                                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period January 1, 2006, through       The table below also provides                in the table are meant to highlight your
June 30, 2006.                               information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2006,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                      ACTUAL                          HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING           ENDING               EXPENSES         ENDING             EXPENSES         ANNUALIZED
   SHARE             ACCOUNT VALUE      ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
   CLASS               (1/1/06)          (6/30/06)(1)           PERIOD(2)       (6/30/06)           PERIOD(2)          RATIO
Institutional         $1,000.00           $1,077.90              $5.10          $1,019.89            $4.96             0.99%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com    GLV-INS-2    A I M Distributors, Inc.

AIM GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                SHARES        VALUE
-----------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-52.12%

CANADA-13.42%

Barrick Gold Corp. (Gold)                         41,000   $  1,213,600
-----------------------------------------------------------------------
BMTC Group, Inc.-Class A (Homefurnishing
  Retail)                                        131,900      2,150,479
-----------------------------------------------------------------------
E-L Financial Corp. Ltd. (Multi-Line
  Insurance)                                       8,912      4,989,698
-----------------------------------------------------------------------
Energy Savings Income Fund (Gas Utilities)       166,600      2,760,996
-----------------------------------------------------------------------
Kinross Gold Corp. (Gold)(a)                     200,000      2,180,418
-----------------------------------------------------------------------
Open Text Corp. (Internet Software &
  Services)(a)                                   219,700      3,150,942
-----------------------------------------------------------------------
Pan-Ocean Energy Corp. Ltd. (Oil & Gas
  Exploration & Production)(a)                   120,500      4,747,460
-----------------------------------------------------------------------
Rothmans, Inc. (Tobacco)                         113,200      1,977,426
-----------------------------------------------------------------------
Saskatchewan Wheat Pool (Agricultural
  Products)(a)                                   163,700      1,146,765
-----------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)        41,700      3,374,700
-----------------------------------------------------------------------
Westaim Corp. (The) (Pharmaceuticals)(a)         256,500      1,229,307
-----------------------------------------------------------------------
Westaim Corp. (The) (Pharmaceuticals)
  (Acquired 07/14/04; Cost $49,481)(a)(b)         19,200         92,018
=======================================================================
                                                             29,013,809
=======================================================================

FINLAND-1.22%

Nokia Oyj-ADR (Communications Equipment)         130,600      2,645,956
=======================================================================

FRANCE-1.49%

Renault S.A. (Automobile Manufacturers)           30,000      3,223,710
=======================================================================

GERMANY-0.95%

Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)                                  41,000      2,048,668
=======================================================================

HONG KONG-2.13%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)(c)                   325,000      3,520,422
-----------------------------------------------------------------------
Henderson Land Development Co. Ltd. (Real
  Estate Management & Development)(c)            207,000      1,075,124
=======================================================================
                                                              4,595,546
=======================================================================

JAPAN-17.96%

Brother Industries, Ltd. (Office Electronics)    212,000      2,089,893
-----------------------------------------------------------------------
Japan Petroleum Exploration Co., Ltd. (Oil &
  Gas Exploration & Production)(c)                51,600      3,276,620
-----------------------------------------------------------------------
Meitec Corp. (Diversified Commercial &
  Professional Services)(c)                      161,000      5,260,874
-----------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment
  Software)(c)                                    28,700      4,832,350
-----------------------------------------------------------------------
Nipponkoa Insurance Co., Ltd. (Property &
  Casualty Insurance)                            234,000      2,020,468
-----------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(c)                                     4,325      6,344,493
-----------------------------------------------------------------------
Olympus Corp. (Health Care Equipment)(c)         149,000      3,995,656
-----------------------------------------------------------------------

                                                SHARES        VALUE
-----------------------------------------------------------------------
JAPAN-(CONTINUED)

Shimano Inc. (Leisure Products)(c)                33,000   $  1,011,561
-----------------------------------------------------------------------
Sony Corp. (Consumer Electronics)                 75,300      3,323,268
-----------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(c)                            47,300      2,949,581
-----------------------------------------------------------------------
Toyota Industries Corp. (Auto Parts &
  Equipment)(c)                                   93,900      3,724,959
=======================================================================
                                                             38,829,723
=======================================================================

NETHERLANDS-5.18%

Akzo Nobel N.V. (Diversified Chemicals)(c)        52,600      2,839,484
-----------------------------------------------------------------------
Heineken N.V. (Brewers)(c)                       119,200      5,050,938
-----------------------------------------------------------------------
Hunter Douglas N.V. (Home Furnishings)            49,100      3,307,008
=======================================================================
                                                             11,197,430
=======================================================================

NEW ZEALAND-0.53%

Telecom Corp. of New Zealand Ltd. (Integrated
  Telecommunication Services)(c)                 468,400      1,154,424
=======================================================================

SOUTH KOREA-1.32%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                    121,500      2,845,530
=======================================================================

SWITZERLAND-0.97%

Nestle S.A. (Packaged Foods & Meats)(c)            6,650      2,086,508
=======================================================================

UNITED KINGDOM-6.95%

Diageo PLC (Distillers & Vintners)(c)            194,454      3,267,349
-----------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)         43,700      2,438,460
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)(c)                                      131,300      4,311,034
-----------------------------------------------------------------------
Severn Trent PLC (Water Utilities)                80,653      1,745,074
-----------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)(c)               1,531,700      3,258,504
=======================================================================
                                                             15,020,421
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $90,650,990)                          112,661,725
=======================================================================

DOMESTIC STOCKS-38.03%

BREWERS-1.43%

Anheuser-Busch Cos., Inc.                         68,000      3,100,120
=======================================================================

BROADCASTING & CABLE TV-2.19%

Liberty Media Holding Corp.-Capital-Series
  A(a)                                            56,600      4,741,382
=======================================================================

CATALOG RETAIL-2.26%

Liberty Media Holding
  Corp.-Interactive-Series A(a)                  283,000      4,884,580
=======================================================================

COMPUTER HARDWARE-2.50%

Dell Inc.(a)                                     221,100      5,397,051
=======================================================================

AIM GLOBAL VALUE FUND

                                                SHARES        VALUE
-----------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS-2.01%

Lexmark International, Inc.-Class A(a)            77,700   $  4,337,991
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.58%

First Data Corp.                                  27,800      1,252,112
=======================================================================

HEALTH CARE FACILITIES-0.71%

HealthSouth Corp.(a)                             400,100      1,540,385
=======================================================================

HYPERMARKETS & SUPER CENTERS-1.42%

Wal-Mart Stores, Inc.                             63,599      3,063,564
=======================================================================

INDUSTRIAL CONGLOMERATES-2.72%

Tyco International Ltd.                          213,700      5,876,750
=======================================================================

PACKAGED FOODS & MEATS-2.35%

Lancaster Colony Corp.                           128,400      5,067,948
=======================================================================

PERSONAL PRODUCTS-0.84%

Avon Products, Inc.                               58,400      1,810,400
=======================================================================

PHARMACEUTICALS-1.29%

Merck & Co. Inc.                                  76,600      2,790,538
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.65%

Berkshire Hathaway Inc.-Class A(a)                    39      3,574,701
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.44%

Tejon Ranch Co.(a)                                23,200        954,912
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

REGIONAL BANKS-1.84%

North Fork Bancorp., Inc.                        131,850   $  3,977,914
=======================================================================

SYSTEMS SOFTWARE-3.91%

Microsoft Corp.                                  363,100      8,460,230
=======================================================================

THRIFTS & MORTGAGE FINANCE-8.23%

Brookline Bancorp, Inc.                          351,300      4,837,401
-----------------------------------------------------------------------
NewAlliance Bancshares, Inc.                     295,700      4,231,467
-----------------------------------------------------------------------
Washington Mutual, Inc.                          191,200      8,714,896
=======================================================================
                                                             17,783,764
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.66%

ALLTEL Corp.                                      56,300      3,593,629
=======================================================================
    Total Domestic Stocks (Cost $81,738,479)                 82,207,971
=======================================================================

MONEY MARKET FUNDS-7.79%

Liquid Assets Portfolio-Institutional
  Class(d)                                     8,420,761      8,420,761
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       8,420,761      8,420,761
=======================================================================
    Total Money Market Funds (Cost
      $16,841,522)                                           16,841,522
=======================================================================
TOTAL INVESTMENTS-97.94% (Cost $189,230,991)                211,711,218
=======================================================================
OTHER ASSETS LESS LIABILITIES-2.06%                           4,460,195
=======================================================================
NET ASSETS-100.00%                                         $216,171,413
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2006 represented 0.04% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $57,959,881, which represented 26.81% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $172,389,469)      $194,869,696
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $16,841,522)                             16,841,522
===========================================================
    Total Investments (Cost $189,230,991)       211,711,218
===========================================================
Foreign currencies, at value (cost
  $1,472,984)                                     1,461,491
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,171,671
-----------------------------------------------------------
  Fund shares sold                                  667,849
-----------------------------------------------------------
  Dividends                                         451,686
-----------------------------------------------------------
  Foreign currency contracts outstanding          1,157,768
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               19,573
-----------------------------------------------------------
Other assets                                         61,850
===========================================================
    Total assets                                216,703,106
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            304,495
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 22,487
-----------------------------------------------------------
Accrued distribution fees                            89,265
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              508
-----------------------------------------------------------
Accrued transfer agent fees                          47,841
-----------------------------------------------------------
Accrued operating expenses                           67,097
===========================================================
    Total liabilities                               531,693
===========================================================
Net assets applicable to shares outstanding    $216,171,413
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $191,672,790
-----------------------------------------------------------
Undistributed net investment income                 (89,453)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and foreign currency contracts                    954,717
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and foreign
  currency contracts                             23,633,359
===========================================================
                                               $216,171,413
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $108,994,261
___________________________________________________________
===========================================================
Class B                                        $ 53,253,709
___________________________________________________________
===========================================================
Class C                                        $ 29,858,778
___________________________________________________________
===========================================================
Institutional Class                            $ 24,064,665
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           7,251,054
___________________________________________________________
===========================================================
Class B                                           3,638,109
___________________________________________________________
===========================================================
Class C                                           2,038,380
___________________________________________________________
===========================================================
Institutional Class                               1,595,585
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.03
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.03 divided by
      94.50%)                                  $      15.90
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      14.64
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      14.65
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      15.08
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $118,145)        $ 1,963,032
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      443,792
=========================================================================
    Total investment income                                     2,406,824
=========================================================================

EXPENSES:

Advisory fees                                                     836,867
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     34,192
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         128,693
-------------------------------------------------------------------------
  Class B                                                         265,295
-------------------------------------------------------------------------
  Class C                                                         136,507
-------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                 278,901
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  784
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          10,033
-------------------------------------------------------------------------
Other                                                             112,257
=========================================================================
    Total expenses                                              1,828,324
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (56,802)
=========================================================================
    Net expenses                                                1,771,522
=========================================================================
Net investment income                                             635,302
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         3,764,530
-------------------------------------------------------------------------
  Foreign currencies                                               10,928
-------------------------------------------------------------------------
  Foreign currency contracts                                   (3,231,978)
=========================================================================
                                                                  543,480
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        10,158,462
-------------------------------------------------------------------------
  Foreign currencies                                               (1,269)
-------------------------------------------------------------------------
  Foreign currency contracts                                    1,511,050
=========================================================================
                                                               11,668,243
=========================================================================
Net gain from investment securities, foreign currencies and
  foreign currency contracts                                   12,211,723
=========================================================================
Net increase in net assets resulting from operations          $12,847,025
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    635,302    $    736,424
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts and option
    contracts                                                      543,480       8,667,505
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, foreign currency
    contracts and option contracts                              11,668,243       4,093,835
==========================================================================================
    Net increase in net assets resulting from operations        12,847,025      13,497,764
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --        (991,871)
------------------------------------------------------------------------------------------
  Class B                                                               --        (274,677)
------------------------------------------------------------------------------------------
  Class C                                                               --        (132,989)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --         (19,788)
==========================================================================================
    Total distributions from net investment income                      --      (1,419,325)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (4,164,278)
------------------------------------------------------------------------------------------
  Class B                                                               --      (2,297,671)
------------------------------------------------------------------------------------------
  Class C                                                               --      (1,112,363)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --         (81,019)
==========================================================================================
    Total distributions from net realized gains                         --      (7,655,331)
==========================================================================================
    Decrease in net assets resulting from distributions                 --      (9,074,656)
==========================================================================================
Share transactions-net:
  Class A                                                        8,485,269      54,843,290
------------------------------------------------------------------------------------------
  Class B                                                         (174,732)     23,688,469
------------------------------------------------------------------------------------------
  Class C                                                        3,754,310      13,691,530
------------------------------------------------------------------------------------------
  Institutional Class                                           21,211,591       2,613,498
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               33,276,438      94,836,787
==========================================================================================
    Net increase in net assets                                  46,123,463      99,259,895
==========================================================================================

NET ASSETS:

  Beginning of period                                          170,047,950      70,788,055
==========================================================================================
  End of period (including undistributed net investment
    income of $(89,453) and $(724,755), respectively)         $216,171,413    $170,047,950
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM GLOBAL VALUE FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if

AIM GLOBAL VALUE FUND

     the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================


    Through June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
 __________________________________________________________________
===================================================================


    AIM has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.90%, 2.65%, 2.65% and 1.65% of average daily net assets, respectively, through June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $51,329.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $603.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to

AIM GLOBAL VALUE FUND

intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $278,901 for Class A, Class B and Class C share classes and $784 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B and Class C shares paid $128,693, $265,295 and $136,507, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $34,743 in front-end sales commissions from the sale of Class A shares and $1,627, $15,711 and $2,665 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $10,167,269      $18,824,301       $(20,570,809)         $   --         $ 8,420,761     $221,391       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        8,632,823           (212,062)             --           8,420,761        3,496           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            10,167,269       18,703,260        (28,870,529)             --                  --      218,905           --
==================================================================================================================================
  Total           $20,334,538      $46,160,384       $(49,653,400)         $   --         $16,841,522     $443,792       $   --
==================================================================================================================================


NOTE 4--SECURITIES TRANSACTIONS WITH AFFILIATES

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $0 and securities purchases of $2,623,432.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $4,870.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan

AIM GLOBAL VALUE FUND

that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  During the six months ended June 30, 2006, the Fund paid legal fees of $2,064 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--FOREIGN CURRENCY CONTRACTS

                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT TO
SETTLEMENT                                           ---------------------------------------                         UNREALIZED
DATE                                                         DELIVER               RECEIVE           VALUE          APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
7/20/06                                              NZD      1,425,000      USD     887,846      $   867,057        $   20,789
---------------------------------------------------------------------------------------------------------------------------------
8/22/06                                              GBP      4,200,000      USD   7,944,720        7,776,549           168,171
---------------------------------------------------------------------------------------------------------------------------------
8/22/06                                              EUR      8,800,000      USD  11,325,600       11,299,271            26,329
---------------------------------------------------------------------------------------------------------------------------------
8/22/06                                              JPY  2,970,000,000      USD  27,180,379       26,159,430         1,020,949
=================================================================================================================================
                                                                                                                     $1,236,238
=================================================================================================================================

                                                                   CONTRACT TO                                       UNREALIZED
SETTLEMENT                                           ---------------------------------------                        APPRECIATION
DATE                                                         DELIVER               RECEIVE           VALUE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
9/19/06                                              CAD     19,850,000      USD  17,769,224      $17,826,056        $  (56,832)
---------------------------------------------------------------------------------------------------------------------------------
9/26/06                                              WON  1,732,000,000      USD   1,813,613        1,830,945           (17,332)
=================================================================================================================================
                                                                                                                     $  (74,164)
=================================================================================================================================
  Total open foreign currency contracts                                                                              $1,162,074
=================================================================================================================================

                                         CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT TO
CLOSED                                               ---------------------------------------                          REALIZED
DATE                                                         DELIVER               RECEIVE           VALUE              GAIN
---------------------------------------------------------------------------------------------------------------------------------
05/25/06                                             NZD        150,000      USD     202,491      $   206,797        $   (4,306)
=================================================================================================================================
  Total foreign currency contracts                                                                                   $1,157,768
_________________________________________________________________________________________________________________________________
=================================================================================================================================

CAD  - Canadian Dollar
EUR  - Euro
GBP  - British Pound Sterling
JPY  - Japanese yen
NZD  - New Zealand Dollar
USD  - U.S. Dollar
WON  - South Korean Wons

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

AIM GLOBAL VALUE FUND

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $52,425,603 and $21,249,172, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $26,607,309
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (5,258,806)
===============================================================================
Net unrealized appreciation of investment securities              $21,348,503
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $190,362,715


NOTE 11--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                  JUNE 30, 2006(a)             DECEMBER 31, 2005
                                                              -------------------------    --------------------------
                                                               SHARES         AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,303,493    $ 19,380,153     4,628,084    $ 64,043,288
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       535,977       7,767,161     2,219,043      29,989,281
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       503,160       7,300,982     1,244,394      16,870,899
---------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                      1,463,254      21,938,721       174,838       2,516,045
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                            --              --       350,754       4,903,550
---------------------------------------------------------------------------------------------------------------------
  Class B                                                            --              --       172,250       2,354,649
---------------------------------------------------------------------------------------------------------------------
  Class C                                                            --              --        85,511       1,169,800
---------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                             --              --         7,206         100,807
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       145,857       2,187,549       150,162       2,088,244
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      (149,582)     (2,187,549)     (153,761)     (2,088,237)
=====================================================================================================================
Reacquired:(c)
  Class A                                                      (881,298)    (13,082,433)   (1,162,810)    (16,191,792)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      (397,319)     (5,754,344)     (483,219)     (6,567,224)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                      (244,242)     (3,546,672)     (319,351)     (4,349,169)
---------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                        (49,476)       (727,130)         (237)        (22,354)
=====================================================================================================================
                                                              2,229,824    $ 33,276,438     6,912,864    $ 94,836,787
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 25% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Institutional Class shares commenced sales on October 25, 2005.
(c) Amount is net of redemption fees of $1,069, $542, $283 and $177 for Class A, Class B, Class C and Institutional Class shares, respectively, for the six months ended June 30, 2006 and $5,414, $3,133, $1,376 and $3 for Class A, Class B, Class C and Institutional Class shares respectively, for the year ended December 31, 2005.

AIM GLOBAL VALUE FUND


NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                      YEAR ENDED DECEMBER 31,
                                                               JUNE 30,        ------------------------------------------------
                                                                 2006           2005       2004       2003      2002      2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  13.97        $ 13.28    $ 11.74    $ 9.05    $ 9.85    $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                  0.07           0.13       0.01(b)   0.01     (0.11)    (0.05)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.99           1.38       2.04      2.89     (0.69)    (0.10)
===============================================================================================================================
    Total from investment operations                               1.06           1.51       2.05      2.90     (0.80)    (0.15)
===============================================================================================================================
Less distributions:
  Dividends from net investment income                               --          (0.16)     (0.03)    (0.09)    (0.00)    (0.00)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --          (0.66)     (0.48)    (0.12)       --        --
===============================================================================================================================
    Total distributions                                              --          (0.82)     (0.51)    (0.21)    (0.00)    (0.00)
===============================================================================================================================
Redemption fees added to shares of beneficial interest             0.00           0.00       0.00        --        --        --
===============================================================================================================================
Net asset value, end of period                                 $  15.03        $ 13.97    $ 13.28    $11.74    $ 9.05    $ 9.85
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                    7.59%         11.35%     17.50%    32.15%    (8.08)%   (1.49)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $108,994        $93,363    $36,092    $9,270    $6,321    $8,725
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.54%(d)       1.62%      2.00%     2.00%     2.00%     1.91%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.59%(d)       1.67%      2.20%     3.12%     2.75%     4.44%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets        0.91%(d)       0.91%      0.10%(b)   0.14%   (1.16)%   (0.52)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                           12%            51%       129%      372%      101%      168%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $(0.02) and (0.14)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $103,807,483.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM GLOBAL VALUE FUND

                                                                                           CLASS B
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                      YEAR ENDED DECEMBER 31,
                                                               JUNE 30,        ------------------------------------------------
                                                                 2006           2005       2004       2003      2002      2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.65         $ 13.02    $ 11.57    $ 8.94    $ 9.79    $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.01            0.03      (0.07)(b)  (0.05)   (0.17)    (0.11)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.98            1.34       2.00      2.83     (0.68)    (0.10)
===============================================================================================================================
    Total from investment operations                              0.99            1.37       1.93      2.78     (0.85)    (0.21)
===============================================================================================================================
Less distributions:
  Dividends from net investment income                              --           (0.08)     (0.00)    (0.03)       --     (0.00)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --           (0.66)     (0.48)    (0.12)       --        --
===============================================================================================================================
    Total distributions                                             --           (0.74)     (0.48)    (0.15)       --     (0.00)
===============================================================================================================================
Redemption fees added to shares of beneficial interest            0.00            0.00       0.00        --        --        --
===============================================================================================================================
Net asset value, end of period                                 $ 14.64         $ 13.65    $ 13.02    $11.57    $ 8.94    $ 9.79
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                   7.25%          10.51%     16.77%    31.26%    (8.68)%   (2.09)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $53,254         $49,827    $24,675    $7,075    $4,624    $3,613
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.29%(d)        2.33%      2.65%     2.65%     2.65%     2.57%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.34%(d)        2.38%      2.85%     3.77%     3.40%     5.10%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.16%(d)        0.20%     (0.55)%(b)  (0.51)%  (1.81)%  (1.18)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                          12%             51%       129%      372%      101%      168%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (0.79)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $53,498,794.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM GLOBAL VALUE FUND


                                                                                           CLASS C
                                                              ------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                       YEAR ENDED DECEMBER 31,
                                                              JUNE 30,          ------------------------------------------------
                                                                2006             2005       2004       2003      2002      2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 13.66         $ 13.03    $ 11.58    $ 8.94    $ 9.79    $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                  0.01            0.03      (0.07)(b)  (0.05)   (0.17)    (0.11)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.98            1.34       2.00      2.84     (0.68)    (0.10)
================================================================================================================================
    Total from investment operations                               0.99            1.37       1.93      2.79     (0.85)    (0.21)
================================================================================================================================
  Dividends from net investment income                               --           (0.08)        --     (0.03)       --     (0.00)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --           (0.66)     (0.48)    (0.12)       --        --
================================================================================================================================
    Total distributions                                              --           (0.74)     (0.48)    (0.15)       --     (0.00)
================================================================================================================================
Redemption fees added to shares of beneficial interest             0.00            0.00       0.00        --        --        --
================================================================================================================================
Net asset value, end of period                                  $ 14.65         $ 13.66    $ 13.03    $11.58    $ 8.94    $ 9.79
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                    7.25%          10.50%     16.75%    31.37%    (8.68)%   (2.09)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $29,859         $24,316    $10,021    $2,853    $1,850    $1,312
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.29%(d)        2.33%      2.65%     2.65%     2.65%     2.57%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.34%(d)        2.38%      2.85%     3.77%     3.40%     5.10%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        0.16%(d)        0.20%     (0.55)%(b)  (0.51)%  (1.81)   (1.18)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                           12%             51%       129%      372%      101%      168%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.10) and (0.79)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $27,527,611.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM GLOBAL VALUE FUND

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                               OCTOBER 25, 2005
                                                              SIX MONTHS         (DATE SALES
                                                                ENDED           COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.98              $13.90
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.11                0.04
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.99                0.86
===============================================================================================
    Total from investment operations                              1.10                0.90
===============================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.16)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               (0.66)
===============================================================================================
    Total distributions                                             --               (0.82)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
===============================================================================================
Net asset value, end of period                                 $ 15.08              $13.98
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   7.87%               6.48%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $24,065              $2,542
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.00%(c)            1.09%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.05%(c)            1.14%(d)
===============================================================================================
Ratio of net investment income to average net assets              1.45%(c)            1.44%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          12%                 51%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $13,707,941.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement

AIM GLOBAL VALUE FUND
of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM GLOBAL VALUE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

   DOMESTIC EQUITY                                  INTERNATIONAL/GLOBAL EQUITY                    FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund                  AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                     AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                       AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                        AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                               AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund                AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)      Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                             Premier U.S.Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                   SECTOR EQUITY
AIM Small Cap Equity Fund                                                                 TAX-FREE
AIM Small Cap Growth Fund                    AIM Advantage Health Sciences Fund
AIM Structured Core Fund                     AIM Energy Fund                              AIM High Income Municipal Fund(1)
AIM Structured Growth Fund                   AIM Financial Services Fund                  AIM Municipal Bond Fund
AIM Structured Value Fund                    AIM Global Health Care Fund                  AIM Tax-Exempt Cash Fund
AIM Summit Fund                              AIM Global Real Estate Fund                  AIM Tax-Free Intermediate Fund
AIM Trimark Endeavor Fund                    AIM Gold & Precious Metals Fund              Premier Tax-Exempt Portfolio
AIM Trimark Small Companies Fund             AIM Leisure Fund
                                             AIM Multi-Sector Fund
                                             AIM Real Estate Fund(1)                         AIM ALLOCATION SOLUTIONS
                                             AIM Technology Fund
                                             AIM Utilities Fund                           AIM Conservative Allocation Fund
                                                                                          AIM Growth Allocation Fund
                                                                                          AIM Moderate Allocation Fund
                                                                                          AIM Moderate Growth Allocation Fund
                                                                                          AIM Moderately Conservative
                                                                                          Allocation Fund


                                                                                              DIVERSIFIED PORTFOLIOS

                                                                                          AIM Income Allocation Fund
                                                                                          AIM International Allocation Fund

                                                   ================================================================================
                                                   CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                                   FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                                   FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                   ================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. Has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. data as of June 30, 2006.

AIMinvestments.com                 GLV-SAR-1            A I M Distributors, Inc.

                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                      --Registered Trademark--
                               Plans    Accounts
========================================================================

                                            AIM INTERNATIONAL SMALL COMPANY FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
-- Registered Trademark --                       -- Registered Trademark --

AIM INTERNATIONAL SMALL COMPANY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF
CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                        o Because a large percentage of the          financial reporting purposes, and as
                                           Fund's assets may be invested in a           such, the net asset values for
o Class B shares are not available as an   limited number of securities, a change       shareholder transactions and the returns
investment for retirement plans            in the value of these securities could       based on those net asset values may
maintained pursuant to Section 401 of      significantly affect the value of your       differ from the net asset values and
the Internal Revenue Code, including       investment in the Fund.                      returns reported in the Financial
401(k) plans, money purchase pension                                                    Highlights.
plans and profit sharing plans. Plans      ABOUT INDEXES USED IN THIS REPORT
that had existing accounts invested in                                                  o Industry classifications used in this
Class B shares prior to September 30,      o The unmanaged MSCI EUROPE, AUSTRALASIA     report are generally according to the
2003, will continue to be allowed to       AND THE FAR EAST INDEX (the MSCI EAFE        Global Industry Classification Standard,
make additional purchases.                 --Registered Trademark--) is a group of      which was developed by and is the
                                           foreign securities tracked by Morgan         exclusive property and a service mark of
PRINCIPAL RISKS OF INVESTING IN THE FUND   Stanley Capital International.               Morgan Stanley Capital International
                                                                                        Inc. and Standard & Poor's.
o Foreign securities have additional       o The unmanaged MSCI WORLD EX USA SMALL
risks, including exchange rate changes,    CAP INDEX measures securities in the         The Fund provides a complete list of its
political and economic developments, the   global developed markets excluding the       holdings four times in each fiscal year,
relative lack of information about these   U.S with market capitalizations between      at the quarter-ends. For the second and
companies, relatively low market           $200--$1,500 million dollars. It is          fourth quarters, the lists appear in the
liquidity and the potential lack of        compiled by Morgan Stanley Capital           Fund's semiannual and annual reports to
strict financial and accounting controls   International.                               shareholders. For the first and third
and standards.                                                                          quarters, the Fund files the lists with
                                           o The unmanaged LIPPER INTERNATIONAL         the Securities and Exchange Commission
o Investing in a fund that invests in      SMALL/MID-CAP GROWTH FUND INDEX              (SEC) on Form N-Q. The most recent list
smaller companies involves risks not       represents an average of the performance     of portfolio holdings is available at
associated with investing in more          of the 10 largest international              AIMinvestments.com. From our home page,
established companies, such as business    small/mid-cap growth mutual funds            click on Products & Performance, then
risk, stock price fluctuations and         tracked by Lipper Inc., an independent       Mutual Funds, then Fund Overview. Select
illiquidity.                               mutual fund performance monitor.             your Fund from the drop-down menu and
                                                                                        click on Complete Quarterly Holdings.
o Investing in emerging markets involves   o The Fund is not managed to track the       Shareholders can also look up the Fund's
greater risk than investing in more        performance of any particular index,         Forms N-Q on the SEC Web site at
established markets. Risks for emerging    including the indexes defined here, and      sec.gov. Copies of the Fund's Forms N-Q
markets include, for instance, risks       consequently, the performance of the         may be reviewed and copied at the SEC
relating to the relatively smaller size    Fund may deviate significantly from the      Public Reference Room at 100 F Street,
and lesser liquidity of these markets,     performance of the indexes.                  N.E., Washington, D.C. 20549. You can
high inflation rates, adverse political                                                 obtain information on the operation of
developments and lack of timely            o A direct investment cannot be made in      the Public Reference Room, including
information.                               an index. Unless otherwise indicated,        information about duplicating fee
                                           index results include reinvested             charges, by calling 202-942-8090 or
o Prices of equity securities change in    dividends, and they do not reflect sales     800-732-0330, or by electronic request
response to many factors including the     charges. Performance of an index of          at the following e-mail address:
historical and prospective earnings of     funds reflects fund expenses;                publicinfo@sec.gov. The SEC file numbers
the issuer, the value of its assets,       performance of a market index does not.      for the Fund are 811-01540 and
general economic conditions, interest                                                   002-27334.
rates, investor perceptions and market     OTHER INFORMATION
liquidity.                                                                              A description of the policies and
                                           o The returns shown in the management's      procedures that the Fund uses to
o The values of convertible securities     discussion of Fund performance are based     determine how to vote proxies relating
in which the Fund invests may be           on net asset values calculated for           to portfolio securities is available
affected by market interest rates, the     shareholder transactions. Generally          without charge, upon request, from our
risk that the issuer may default on        accepted accounting principles require       Client Services department at
interest or principal payments and the     adjustments to be made to the net assets     800-959-4246 or on the AIM Web site,
value of the underlying common stock       of the Fund at period end for                AIMinvestments.com. On the home page,
into which these securities may be                                                      scroll down and click on AIM Funds Proxy
converted.                                                                              Policy. The information is also
                                                                                        available on the SEC Web site, sec.gov.

                                                                                        Information regarding how the Fund voted
                                                                                        proxies related to its portfolio
                                                                                        securities during the 12 months ended
                                                                                        June 30, 2006, is available at our Web
                                                                                        site. Go to AIMinvestments.com, access
                                                                                        the About Us tab, click on Required
                                                                                        Notices and then click on Proxy Voting
                                                                                        Activity. Next, select the Fund from the
                                                                                        drop-down menu. The information is also
                                                                                        available on the SEC Web site, sec.gov.

                                                                                        ============================================
====================================================================================
                                                                                          FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class A Shares                    IEGAX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class B Shares                    IEGBX
                                                                                          Class C Shares                    IEGCX
====================================================================================
                                                                                        ============================================

NOT FDIC INSURED           MAY LOSE VALUE             NO BANK GUARANTEE

AIMinvestments.com

AIM INTERNATIONAL SMALL COMPANY FUND

                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this report, which
                    includes a discussion of how your Fund was managed during
                    the period under review in this report, and what factors
                    affected its performance. That discussion begins on page 3.
   [GRAHAM
    PHOTO]               It's been said nothing is certain but death and taxes.
                    We would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    first six months of 2006 were a perfect example. Domestic
                    and global equity markets were generally strong during the
ROBERT H. GRAHAM    early months of the period, but they became considerably
                    more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:

                    o Amid signs of rising inflation, the U.S. Federal Reserve Board continued to raise interest rates in response to inflation risks.

                    o The dollar remained weak, making imports more expensive and thereby raising inflation.

                    o    Oil prices remained at historically high levels,
                         threatening to reduce consumer spending--and possibly
                         slowing the U.S. economy.
   [TAYLOR
    PHOTO]               While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market
                    conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a
 PHILIP TAYLOR      broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                         We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                         Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM                 /S/ PHILIP TAYLOR

                    Robert H. Graham                     Philip Taylor
                    Vice Chair - AIM Funds               President - AIM Funds
                    Chair, AIM Investments               CEO, AIM Investments


                    August 10, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM INTERNATIONAL SMALL COMPANY FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

   [CROCKETT             Looking ahead, your Board finds many reasons to be
     PHOTO]         positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the
BRUCE L. CROCKETT   trailing one-, three- and five-year periods is at its
                    highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM INTERNATIONAL SMALL COMPANY FUND

MANAGEMENT'S DISCUSSION
OF FUND PERFORMANCE                                                                     the Fund by using a bottom-up investment
                                                                                        approach, which means that we construct
===================================================================================     the Fund primarily on a stock-by-stock
                                                                                        basis. We focus on the strengths of
PERFORMANCE SUMMARY                        ========================================     individual companies, rather than
                                                                                        sectors, countries or regional trends.
After reaching new highs for the year in   FUND VS. INDEXES
early May, global equity markets                                                             We believe disciplined sell
experienced a significant correction.      CUMULATIVE TOTAL                             decisions are key to successful
Rising inflation led to fears that         RETURNS, 12/31/05-6/30/06, EXCLUDING         investing. We consider selling a stock
central banks may raise interest rates     APPLICABLE SALES CHARGES. IF SALES           for any one of the following reasons:
to levels that could threaten global       CHARGES WERE INCLUDED, RETURNS WOULD BE
economic growth. Overall though, most      LOWER.                                       o A company's fundamentals deteriorate,
non-U.S. markets ended on a positive                                                    or it posts disappointing earnings.
note and, following a trend of recent      Class A Shares                    19.30%
years, continued to generally outperform                                                o A stock's price appears to be
U.S. equity markets.                       Class B Shares                    18.90      overvalued.

     Within this environment, the Fund     Class C Shares                    18.85      o A more attractive opportunity is
outperformed its broad market index, the                                                identified.
MSCI EAFE Index (which comprises           MSCI EAFE Index
large-cap stocks) as international         (Broad Market Index)              10.16      MARKET CONDITIONS AND YOUR FUND
small-cap stocks generally outperformed
larger cap names over the period. Strong   MSCI World Ex USA Small Cap                  Despite increased volatility in the
stock selection and our willingness and    Index (Style-Specific Index)       6.84      latter half of the reporting period,
ability to identify and purchase                                                        global economic growth continued to show
attractive stocks that are not             Lipper International Small/Mid-Cap           record strength. Europe, bolstered by
                                           Growth Fund Index (Peer Group                the traditionally defensive attributes
                                           Index)                            10.39      of the United Kingdom market, was the
                                                                                        best-performing region in the period.
                                           SOURCE: LIPPER INC.                          Strong manufacturing growth--the
                                                                                        strongest in nearly six years--and low
                                           ========================================     unemployment--the lowest since
                                           followed by many analysts gave us a          2001--bolstered confidence in the
                                           competitive edge compared with the           region.
                                           style-specific index.
                                                                                             After impressive gains in 2005,
                                                Your Fund's long-term performance       when improving secular economic growth
                                           appears on page 5.                           prospects drove the local market largely
===================================================================================     higher, Japan witnessed a bout of profit
                                                                                        taking, especially in more cyclical,
HOW WE INVEST                              construction techniques. The strategy        economically sensitive stocks. From a
                                           primarily focuses on identifying quality     broad market perspective,
We believe that earnings drive stock       companies that have experienced, or          emerging-market equities generally
prices and that companies generating       exhibit the potential for, accelerating      lagged stocks in developed markets. With
substantial, repeatable, above-average     or above-average earnings growth, but        risk-aversion levels rising sharply and
earnings growth may provide long-term      whose prices do not fully reflect these      emerging markets outperforming for much
growth of capital.                         attributes.                                  of the last year, profit taking was
                                                                                        inevitable. Countries with large deficit
     When selecting stocks for your             Although research responsibilities      positions, such as Turkey and South
Fund, we employ a disciplined investment   within the portfolio management team         Africa, led the decliners,
strategy that emphasizes fundamental       focus on specific geographic regions, we
research, supported by both quantitative   select investments for
analysis and portfolio

                                                                                                                       (continued)
========================================   ========================================     ==========================================

PORTFOLIO COMPOSITION                      TOP 5 COUNTRIES*                             TOP 10 EQUITY HOLDINGS*
By sector
                                           1. Canada                      25.7%         1.  Trican Well Service Ltd.
              [PIE CHART]                  2. Norway                       8.9              (Canada)                     2.0%
Materials                       8.7%       3. Brazil                       7.1          2.  Bonnett's Energy Services
Consumer Staples                8.5%       4. Netherlands                  6.6              Trust (Canada)               2.0
Information Technology          5.4%       5. South Korea                  6.6          3.  Koninklijke BAM Groep N.V.
Health Care                     3.0%                                                        (Netherlands)                1.9
Telecommunications Services     0.7%                                                    4.  Petroleum Geo-Services
Utilities                       0.5%                                                        A.S.A. (Norway)              1.9
Money Market Funds Plus                    TOTAL NET ASSETS     $760.0 MILLION          5.  Pan Fish A.S.A. (Norway)     1.9
Other Assets Less Liabilities   6.2%                                                    6.  USG People N.V.
Industrials                    23.1%       TOTAL NUMBER OF HOLDINGS*       121              (Netherlands)                1.8
Consumer Discretionary         17.9%                                                    7.  Wajax Income Fund (Canada)   1.7
Energy                         15.6%                                                    8.  Canam Group Inc.-Class A
Financials                     10.4%                                                        (Canada)                     1.6
                                                                                        9.  Bijou Brigitte Modische
                                                                                            Accessories A.G. (Germany)   1.5
                                                                                        10. Total Energy Trust (Canada)  1.5

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================   ========================================     ==========================================

AIM INTERNATIONAL SMALL COMPANY FUND

while Taiwan, like other Asian             we buy stocks in their local currency                     JASON T. HOLZER, Chartered
countries, posted nominal gains in the     and then translate that value back into       [HOLZER     Financial Analyst, senior
period.                                    dollars for the Fund--foreign currency         PHOTO]     portfolio manager, is lead
                                           appreciation provided a boost to Fund                     manager of AIM  International
     Fund performance was broad based      performance.                                              Small Company Fund. Mr. Holzer
with all major regions registering                                                      joined AIM in 1996. He earned a B.A. in
positive returns for the period. Our            While the Fund enjoyed success          quantitative economics and an M.S. in
largest regional allocation remained in    during the period, there were some           engineering-economic systems from Stanford
European stocks. Strong stock selection    stock-specific detractors, including         University.
in Greece, the Netherlands and Norway      OPTIMAX TECHNOLOGY, a Taiwanese LCD
helped us outperform our style-specific    panel component maker. New product                        SHUXIN CAO, Chartered
benchmark in Europe, despite our           launches were expected to improve                         Financial Analyst, portfolio
underweight position there. We also        company margins and earnings, but                [CAO     manager, is lead manager of
found compelling investment                unfortunately this turnaround did not            PHOTO]   AIM International Small
opportunities in Latin American (Brazil    develop, negatively affecting the stock.                  Company Fund with respect to
and Mexico) and North American (Canada)    We sold the stock during the reporting       the Fund's Asia Pacific and Latin American
markets, which were supported by strong    period.                                      investments. He joined AIM in 1997. Mr. Cao
domestic demand and higher commodity                                                    graduated from Tianjin Foreign Language
prices.                                         Another key detractor was TRICAN        Institute with a B.A. in English. He also
                                           WELL SERVICE, a leading provider of oil      earned an M.B.A. from Texas A&M University
     Our underweight exposure to the       and gas well services that specializes       and is a certified public accountant.
weak Japanese equity market relative to    in well stimulation and optimization.
the style-specific benchmark was a key     The firm has a strong business model and                  BORGE ENDRESEN, Chartered
contributor to Fund returns as well.       solid management, but the stock sold off                  Financial Analyst, portfolio
Valuations of many small-cap Japanese      due to weakness in the natural gas            [ENDRESEN   manager, is manager of AIM
stocks appeared high in our view. We had   market. We remained confident about its         PHOTO]    International Small Company
greater exposure to other Asian areas      longer term potential despite the risks                   Fund. He joined AIM in 1999
that performed well, such as China and     of diminished activity and pricing.          and graduated summa cum laude from the
Hong Kong. On a comparative basis, all                                                  University of Oregon with a B.S. in finance.
regions contributed positively to Fund     IN CLOSING                                   He also earned an M.B.A. from The University
performance except for Mid East/Africa.                                                 of Texas at Austin.
Our South African holdings posted          We continue to find attractively valued
negative returns.                          small-cap opportunities, however, and                     RICHARD NIELD, Chartered
                                           are firm believers in this                                Financial Analyst, portfolio
     Our bottom-up investment approach     under-followed asset class. We remain           [NIELD    manager, is manager of AIM
enabled us to outperform the               committed to our disciplined strategy of        PHOTO]    International Small Company
style-specific benchmark in all sectors.   selecting holdings based on the                           Fund. Mr. Nield joined AIM in
Strong stock selection in several          earnings, quality and valuation of           2000. He earned a bachelor of commerce
sectors, including consumer                individual companies.                        degree in finance and international business
discretionary, consumer staples,                                                        from McGill University in Montreal, Canada.
industrials, financials and materials,          We thank all our shareholders for
was a key contributor to performance.      your continued investment in AIM             Assisted by Asia Pacific/Latin America
                                           International Small Company Fund.            Team and Europe/Canada Team
     A top contributor in the
industrials sector was USG PEOPLE N.V.,    THE VIEWS AND OPINIONS EXPRESSED IN
a Dutch temporary staffing company,        MANAGEMENT'S DISCUSSION OF FUND
which was up 81.36% during the reporting   PERFORMANCE ARE THOSE OF A I M ADVISORS,
period. The Dutch economy, currently       INC. THESE VIEWS AND OPINIONS ARE
emerging from an extended downturn, is     SUBJECT TO CHANGE AT ANY TIME BASED ON
experiencing a robust temporary            FACTORS SUCH AS MARKET AND ECONOMIC
employment market. USG has not only been   CONDITIONS. THESE VIEWS AND OPINIONS MAY
able to capture a significant number of    NOT BE RELIED UPON AS INVESTMENT ADVICE
specialist business clients, but it also   OR RECOMMENDATIONS, OR AS AN OFFER FOR A
has greater exposure to the                PARTICULAR SECURITY. THE INFORMATION IS
small/midsized business market than its    NOT A COMPLETE ANALYSIS OF EVERY ASPECT
competitors.                               OF ANY MARKET, COUNTRY, INDUSTRY,
                                           SECURITY OR THE FUND. STATEMENTS OF FACT
     An underweight exposure in            ARE FROM SOURCES CONSIDERED RELIABLE,
information technology relative to the     BUT A I M ADVISORS, INC. MAKES NO
style-specific index, combined with        REPRESENTATION OR WARRANTY AS TO THEIR
strong stock selection, enabled the Fund   COMPLETENESS OR ACCURACY. ALTHOUGH
to deliver positive returns in an          HISTORICAL PERFORMANCE IS NO GUARANTEE
under-performing market sector. Although   OF FUTURE RESULTS, THESE INSIGHTS MAY
almost all sectors contributed             HELP YOU UNDERSTAND OUR INVESTMENT
positively to the Fund's                   MANAGEMENT PHILOSOPHY.
out-performance, certain holdings in the
energy sector hurt comparative sector           See important Fund and index
results.                                   disclosures on the inside front cover.

     Foreign exchange was another
contributor to Fund performance. Our
exposure to the appreciating euro,                                                             [RIGHT ARROW GRAPHIC]
compared with the U.S. dollar, added
value to the Fund's overall return.                                                     FOR A PRESENTATION OF YOUR FUND'S
Because we do not typically hedge                                                       LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.
currencies--

AIM INTERNATIONAL SMALL COMPANY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=======================================
AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/06, including applicable
sales charges

CLASS A SHARES
Inception (8/31/00)         16.71%
 5 Years                     28.73
 1 Year                      38.91

CLASS B SHARES
Inception (8/31/00)         16.97%
 5 Years                     29.16
 1 Year                      40.85

CLASS C SHARES
Inception (8/31/00)         17.05%
 5 Years                     29.33
 1 Year                      44.88
=======================================




THE PERFORMANCE DATA QUOTED REPRESENT      OR SALE OF FUND SHARES. INVESTMENT           1% FOR THE FIRST YEAR AFTER PURCHASE.
PAST PERFORMANCE AND CANNOT GUARANTEE      RETURN AND PRINCIPAL VALUE WILL
COMPARABLE FUTURE RESULTS; CURRENT         FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR          THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE MAY BE LOWER OR HIGHER.        LOSS WHEN YOU SELL SHARES.                   CLASSES WILL DIFFER PRIMARILY DUE TO
PLEASE VISIT AIMINVESTMENTS.COM FOR THE                                                 DIFFERENT SALES CHARGE STRUCTURES AND
MOST RECENT MONTH-END PERFORMANCE.              CLASS A SHARE PERFORMANCE REFLECTS      CLASS EXPENSES.
PERFORMANCE FIGURES REFLECT REINVESTED     THE MAXIMUM 5.50% SALES CHARGE, AND
DISTRIBUTIONS, CHANGES IN NET ASSET        CLASS B AND CLASS C SHARE PERFORMANCE             A REDEMPTION FEE OF 2% WILL BE
VALUE AND THE EFFECT OF THE MAXIMUM        REFLECTS THE APPLICABLE CONTINGENT           IMPOSED ON CERTAIN REDEMPTIONS OR
SALES CHARGE UNLESS OTHERWISE STATED.      DEFERRED SALES CHARGE (CDSC) FOR THE         EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
PERFORMANCE FIGURES DO NOT REFLECT         PERIOD INVOLVED. THE CDSC ON CLASS B         OF PURCHASE. EXCEPTIONS TO THE
DEDUCTION OF TAXES A SHAREHOLDER WOULD     SHARES DECLINES FROM 5% BEGINNING AT THE     REDEMPTION FEE ARE LISTED IN THE FUND'S
PAY ON FUND DISTRIBUTIONS                  TIME OF PURCHASE TO 0% AT THE BEGINNING      PROSPECTUS.
                                           OF THE SEVENTH YEAR. THE CDSC ON CLASS C
                                           SHARES IS

AIM INTERNATIONAL SMALL COMPANY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur    together with the amount you invested,            THE HYPOTHETICAL ACCOUNT VALUES AND
two types of costs: (1) transaction        to estimate the expenses that you paid       EXPENSES MAY NOT BE USED TO ESTIMATE THE
costs, which may include sales charges     over the period. Simply divide your          ACTUAL ENDING ACCOUNT BALANCE OR
(loads) on purchase payments; contingent   account value by $1,000 (for example, an     EXPENSES YOU PAID FOR THE PERIOD. YOU
deferred sales charges on redemptions;     $8,600 account value divided by $1,000 =     MAY USE THIS INFORMATION TO COMPARE THE
and redemption fees, if any; and (2)       8.6), then multiply the result by the        ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs, including management        number in the table under the heading        AND OTHER FUNDS. TO DO SO, COMPARE THIS
fees; distribution and/or service fees     entitled "Actual Expenses Paid During        5% HYPOTHETICAL EXAMPLE WITH THE 5%
(12b-1); and other Fund expenses. This     Period" to estimate the expenses you         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
example is intended to help you            paid on your account during this period.     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
understand your ongoing costs (in
dollars) of investing in the Fund and to   HYPOTHETICAL EXAMPLE FOR COMPARISON               Please note that the expenses shown
compare these costs with ongoing costs     PURPOSES                                     in the table are meant to highlight your
of investing in other mutual funds. The                                                 ongoing costs only and do not reflect
example is based on an investment of       The table below also provides                any transactional costs, such as sales
$1,000 invested at the beginning of the    information about hypothetical account       charges (loads) on purchase payments,
period and held for the entire period      values and hypothetical expenses based       contingent deferred sales charges on
January 1, 2006, through June 30, 2006.    on the Fund's actual expense ratio and       redemptions, and redemption fees, if
                                           an assumed rate of return of 5% per year     any. Therefore, the hypothetical
ACTUAL EXPENSES                            before expenses, which is not the Fund's     information is useful in comparing
                                           actual return. The Fund's actual             ongoing costs only, and will not help
The table below provides information       cumulative total returns at net asset        you determine the relative total costs
about actual account values and actual     value after expenses for the six months      of owning different funds. In addition,
expenses. You may use the information in   ended June 30, 2006, appear in the table     if these transactional costs were
this table,                                "Fund vs. Indexes" on page 3.                included, your costs would have been
                                                                                        higher.

====================================================================================================================================

                                                  ACTUAL                          HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING             ENDING               EXPENSES         ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (1/1/06)           (6/30/06)(1)           PERIOD(2)       (6/30/06)            PERIOD(2)          RATIO
  A              $1,000.00            $1,193.00               $8.37         $1,017.16             $7.70             1.54%
  B               1,000.00             1,189.00               12.43          1,013.44             11.43             2.29
  C               1,000.00             1,188.50               12.43          1,013.44             11.43             2.29


1    The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

2    Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================



                                                                                 [ARROW                   For More Information Visit
                                                                                 BUTTON                   AIMINVESTMENTS.COM
                                                                                 IMAGE]

AIM INTERNATIONAL SMALL COMPANY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Funds Group   o The quality of services to be provided     o Overall performance of AIM. The Board
(the "Board") oversees the management of   by AIM. The Board reviewed the               considered the overall performance of
AIM International Small Company Fund       credentials and experience of the            AIM in providing investment advisory and
(the "Fund") and, as required by law,      officers and employees of AIM who will       portfolio administrative services to the
determines annually whether to approve     provide investment advisory services to      Fund and concluded that such performance
the continuance of the Fund's advisory     the Fund. In reviewing the                   was satisfactory.
agreement with A I M Advisors, Inc.        qualifications of AIM to provide
("AIM"). Based upon the recommendation     investment advisory services, the Board      o Fees relative to those of clients of
of the Investments Committee of the        considered such issues as AIM's              AIM with comparable investment
Board, at a meeting held on June 27,       portfolio and product review process,        strategies. The Board noted that AIM
2006, the Board, including all of the      various back office support functions        does not serve as an advisor to other
independent trustees, approved the         provided by AIM and AIM's equity and         mutual funds or other clients with
continuance of the advisory agreement      fixed income trading operations. Based       investment strategies comparable to
(the "Advisory Agreement") between the     on the review of these and other             those of the Fund.
Fund and AIM for another year, effective   factors, the Board concluded that the
July 1, 2006.                              quality of services to be provided by        o Fees relative to those of comparable
                                           AIM was appropriate and that AIM             funds with other advisors. The Board
     The Board considered the factors      currently is providing satisfactory          reviewed the advisory fee rate for the
discussed below in evaluating the          services in accordance with the terms of     Fund under the Advisory Agreement. The
fairness and reasonableness of the         the Advisory Agreement.                      Board compared effective contractual
Advisory Agreement at the meeting on                                                    advisory fee rates at a common asset
June 27, 2006 and as part of the Board's   o The performance of the Fund relative       level at the end of the past calendar
ongoing oversight of the Fund. In their    to comparable funds. The Board reviewed      year and noted that the Fund's rate was
deliberations, the Board and the           the performance of the Fund during the       below the median rate of the funds
independent trustees did not identify      past one and three calendar years            advised by other advisors with
any particular factor that was             against the performance of funds advised     investment strategies comparable to
controlling, and each trustee attributed   by other advisors with investment            those of the Fund that the Board
different weights to the various           strategies comparable to those of the        reviewed. The Board noted that AIM has
factors.                                   Fund. The Board noted that the Fund's        agreed to waive advisory fees of the
                                           performance in such periods was above        Fund and to limit the Fund's total
     One responsibility of the             the median performance of such               operating expenses, as discussed below.
independent Senior Officer of the Fund     comparable funds. Based on this review       Based on this review, the Board
is to manage the process by which the      and after taking account of all of the       concluded that the advisory fee rate for
Fund's proposed management fees are        other factors that the Board considered      the Fund under the Advisory Agreement
negotiated to ensure that they are         in determining whether to continue the       was fair and reasonable.
negotiated in a manner which is at arms'   Advisory Agreement for the Fund, the
length and reasonable. To that end, the    Board concluded that no changes should       o Expense limitations and fee waivers.
Senior Officer must either supervise a     be made to the Fund and that it was not      The Board noted that AIM has
competitive bidding process or prepare     necessary to change the Fund's portfolio     contractually agreed to waive advisory
an independent written evaluation. The     management team at this time. Although       fees of the Fund through December 31,
Senior Officer has recommended an          the independent written evaluation of        2009 to the extent necessary so that the
independent written evaluation in lieu     the Fund's Senior Officer (discussed         advisory fees payable by the Fund do not
of a competitive bidding process and,      below) only considered Fund performance      exceed a specified maximum advisory fee
upon the direction of the Board, has       through the most recent calendar year,       rate, which maximum rate includes
prepared such an independent written       the Board also reviewed more recent Fund     breakpoints and is based on net asset
evaluation. Such written evaluation also   performance, which did not change their      levels. The Board considered the
considered certain of the factors          conclusions.                                 contractual nature of this fee waiver
discussed below. In addition, as                                                        and noted that it remains in effect
discussed below, the Senior Officer made   o The performance of the Fund relative       until December 31, 2009. The Board noted
a recommendation to the Board in           to indices. The Board reviewed the           that AIM has contractually agreed to
connection with such written evaluation.   performance of the Fund during the past      waive fees and/or limit expenses of the
                                           one and three calendar years against the     Fund through December 31, 2006 in an
     The discussion below serves as a      performance of the Lipper International      amount necessary to limit total annual
summary of the Senior Officer's            Small/Medium Growth Index. The Board         operating expenses to a specified
independent written evaluation and         noted that the Fund's performance in         percentage of average daily net assets
recommendation to the Board in             such periods was above the performance       for each class of the Fund. The Board
connection therewith, as well as a         of such Index. Based on this review and      considered the contractual nature of
discussion of the material factors and     after taking account of all of the other     this fee waiver/expense limitation and
the conclusions with respect thereto       factors that the Board considered in         noted that it remains in effect until
that formed the basis for the Board's      determining whether to continue the          December 31, 2006. The Board considered
approval of the Advisory Agreement.        Advisory Agreement for the Fund, the         the effect these fee waivers/expense
After consideration of all of the          Board concluded that no changes should       limitations would have on the Fund's
factors below and based on its informed    be made to the Fund and that it was not      estimated expenses and concluded that
business judgment, the Board determined    necessary to change the Fund's portfolio     the levels of fee waivers/expense
that the Advisory Agreement is in the      management team at this time. Although       limitations for the Fund were fair and
best interests of the Fund and its         the independent written evaluation of        reasonable.
shareholders and that the compensation     the Fund's Senior Officer (discussed
to AIM under the Advisory Agreement is     below) only considered Fund performance      o Breakpoints and economies of scale.
fair and reasonable and would have been    through the most recent calendar year,       The Board reviewed the structure of the
obtained through arm's length              the Board also reviewed more recent Fund     Fund's advisory fee under the Advisory
negotiations.                              performance, which did not change their      Agreement, noting that it does not
                                           conclusions.                                 include any breakpoints. The Board
     Unless otherwise stated,                                                           considered whether it would be
information presented below is as of       o Meetings with the Fund's portfolio         appropriate to add advisory fee
June 27, 2006 and does not reflect any     managers and investment personnel. With      breakpoints for the Fund or whether, due
changes that may have occurred since       respect to the Fund, the Board is            to the nature of the Fund and the
June 27, 2006, including but not limited   meeting periodically with such Fund's        advisory fee structures of comparable
to changes to the Fund's performance,      portfolio managers and/or other              funds, it was reasonable to structure
advisory fees, expense limitations         investment personnel and believes that       the advisory fee without breakpoints.
and/or fee waivers.                        such individuals are competent and able      Based on this review, the Board
                                           to continue to carry out their               concluded that it was not necessary to
o The nature and extent of the advisory    responsibilities under the Advisory          add advisory fee breakpoints to the
services to be provided by AIM. The        Agreement.                                   Fund's advisory fee schedule. The Board
Board reviewed the services to be                                                       reviewed the level of the Fund's
provided by AIM under the Advisory                                                      advisory fees, and noted that such fees,
Agreement. Based on such review, the                                                    as a percentage of the Fund's net
Board concluded that the range of                                                       assets, would remain constant under the
services to be provided by AIM under the                                                Advisory Agreement because the Advisory
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.


                                                                                                                    (continued)

AIM INTERNATIONAL SMALL COMPANY FUND

Agreement does not include any             o Profitability of AIM and its               o Other factors and current trends. The
breakpoints. The Board noted that AIM      affiliates. The Board reviewed               Board considered the steps that AIM and
has contractually agreed to waive          information concerning the profitability     its affiliates have taken over the last
advisory fees of the Fund through          of AIM's (and its affiliates')               several years, and continue to take, in
December 31, 2009 to the extent            investment advisory and other activities     order to improve the quality and
necessary so that the advisory fees        and its financial condition. The Board       efficiency of the services they provide
payable by the Fund do not exceed a        considered the overall profitability of      to the Funds in the areas of investment
specified maximum advisory fee rate,       AIM, as well as the profitability of AIM     performance, product line
which maximum rate includes breakpoints    in connection with managing the Fund.        diversification, distribution, fund
and is based on net asset levels. The      The Board noted that AIM's operations        operations, shareholder services and
Board concluded that the Fund's fee        remain profitable, although increased        compliance. The Board concluded that
levels under the Advisory Agreement        expenses in recent years have reduced        these steps taken by AIM have improved,
therefore would not reflect economies of   AIM's profitability. Based on the review     and are likely to continue to improve,
scale, although the advisory fee waiver    of the profitability of AIM's and its        the quality and efficiency of the
reflects economies of scale.               affiliates' investment advisory and          services AIM and its affiliates provide
                                           other activities and its financial           to the Fund in each of these areas, and
o Investments in affiliated money market   condition, the Board concluded that the      support the Board's approval of the
funds. The Board also took into account    compensation to be paid by the Fund to       continuance of the Advisory Agreement
the fact that uninvested cash and cash     AIM under its Advisory Agreement was not     for the Fund.
collateral from securities lending         excessive.
arrangements, if any (collectively,
"cash balances") of the Fund may be        o Benefits of soft dollars to AIM. The
invested in money market funds advised     Board considered the benefits realized
by AIM pursuant to the terms of an SEC     by AIM as a result of brokerage
exemptive order. The Board found that      transactions executed through "soft
the Fund may realize certain benefits      dollar" arrangements. Under these
upon investing cash balances in AIM        arrangements, brokerage commissions paid
advised money market funds, including a    by the Fund and/or other funds advised
higher net return, increased liquidity,    by AIM are used to pay for research and
increased diversification or decreased     execution services. This research may be
transaction costs. The Board also found    used by AIM in making investment
that the Fund will not receive reduced     decisions for the Fund. The Board
services if it invests its cash balances   concluded that such arrangements were
in such money market funds. The Board      appropriate.
noted that, to the extent the Fund
invests uninvested cash in affiliated      o AIM's financial soundness in light of
money market funds, AIM has voluntarily    the Fund's needs. The Board considered
agreed to waive a portion of the           whether AIM is financially sound and has
advisory fees it receives from the Fund    the resources necessary to perform its
attributable to such investment. The       obligations under the Advisory
Board further determined that the          Agreement, and concluded that AIM has
proposed securities lending program and    the financial resources necessary to
related procedures with respect to the     fulfill its obligations under the
lending Fund is in the best interests of   Advisory Agreement.
the lending Fund and its respective
shareholders. The Board therefore          o Historical relationship between the
concluded that the investment of cash      Fund and AIM. In determining whether to
collateral received in connection with     continue the Advisory Agreement for the
the securities lending program in the      Fund, the Board also considered the
money market funds according to the        prior relationship between AIM and the
procedures is in the best interests of     Fund, as well as the Board's knowledge
the lending Fund and its respective        of AIM's operations, and concluded that
shareholders.                              it was beneficial to maintain the
                                           current relationship, in part, because
o Independent written evaluation and       of such knowledge. The Board also
recommendations of the Fund's Senior       reviewed the general nature of the
Officer. The Board noted that, upon        non-investment advisory services
their direction, the Senior Officer of     currently performed by AIM and its
the Fund, who is independent of AIM and    affiliates, such as administrative,
AIM's affiliates, had prepared an          transfer agency and distribution
independent written evaluation in order    services, and the fees received by AIM
to assist the Board in determining the     and its affiliates for performing such
reasonableness of the proposed             services. In addition to reviewing such
management fees of the AIM Funds,          services, the trustees also considered
including the Fund. The Board noted that   the organizational structure employed by
the Senior Officer's written evaluation    AIM and its affiliates to provide those
had been relied upon by the Board in       services. Based on the review of these
this regard in lieu of a competitive       and other factors, the Board concluded
bidding process. In determining whether    that AIM and its affiliates were
to continue the Advisory Agreement for     qualified to continue to provide
the Fund, the Board considered the         non-investment advisory services to the
Senior Officer's written evaluation and    Fund, including administrative, transfer
the recommendation made by the Senior      agency and distribution services, and
Officer to the Board that the Board        that AIM and its affiliates currently
consider whether the advisory fee          are providing satisfactory
waivers for certain equity AIM Funds,      non-investment advisory services.
including the Fund, should be
simplified. The Board concluded that it
would be advisable to consider this
issue and reach a decision prior to the
expiration date of such advisory fee
waivers.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM INTERNATIONAL SMALL COMPANY FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception                      17.90%        REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    5 Years                      30.27         INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         1 Year                       47.38         WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,        6 Months*                    19.49         REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans                                                      THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  *Cumulative total return that has not        INFORMATION ON COMPARATIVE BENCHMARKS.
                                             been annualized                              PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             ========================================     MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        800-451-4246 OR VISIT
                                             DATE IS OCTOBER 25, 2005. RETURNS SINCE      AIMINVESTMENTS.COM.
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF              A REDEMPTION FEE OF 2% WILL BE
                                             HISTORICAL INSTITUTIONAL CLASS SHARE         IMPOSED ON CERTAIN REDEMPTIONS OR
                                             PERFORMANCE AND RESTATED CLASS A SHARE       EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE        OF PURCHASE. EXCEPTIONS TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS        REDEMPTION FEE ARE LISTED IN THE FUND'S
                                             SHARES) AT NET ASSET VALUE (NAV) AND         PROSPECTUS
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A             HAD THE ADVISOR NOT WAIVED FEES
                                             SHARES' INCEPTION DATE IS AUGUST 31,         AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             2000.                                        PERFORMANCE WOULD HAVE BEEN LOWER.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. PERFORMANCE OF INSTITUTIONAL
                                             CLASS SHARES WILL DIFFER FROM
                                             PERFORMANCE OF OTHER SHARE CLASSES
=======================================      PRIMARILY DUE TO DIFFERING SALES CHARGES
NASDAQ SYMBOL                  IEGIX         AND CLASS EXPENSES.
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    ISC-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                         --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             example, an $8,600 account value divided     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management fees     result by the number in the table under      EXPENSES YOU PAID FOR THE PERIOD. YOU
and other Fund expenses. This example is     the heading entitled "Actual Expenses        MAY USE THIS INFORMATION TO COMPARE THE
intended to help you understand your         Paid During Period" to estimate the          ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs (in dollars) of investing      expenses you paid on your account during     AND OTHER FUNDS. TO DO SO, COMPARE THIS
in the Fund and to compare these costs       this period.                                 5% HYPOTHETICAL EXAMPLE WITH THE 5%
with ongoing costs of investing in other                                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period January 1, 2006, through       The table below also provides                in the table are meant to highlight your
June 30, 2006.                               information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2006,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                      ACTUAL                             HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING            ENDING               EXPENSES         ENDING             EXPENSES         ANNUALIZED
   SHARE             ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
   CLASS                (1/1/06)          (6/30/06)(1)           PERIOD(2)       (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00           $1,194.90              $6.20          $1,019.14            $5.71             1.14%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com    ISC-INS-2    A I M Distributors, Inc.

AIM INTERNATIONAL SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                                 SHARES         VALUE
-------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-92.16%

AUSTRALIA-3.93%

Australian Wealth Management Ltd. (Asset
  Management & Custody Banks)(a)                 3,342,000   $  6,046,614
-------------------------------------------------------------------------
Bradken Ltd. (Construction & Farm Machinery &
  Heavy Trucks)                                  1,463,969      5,656,952
-------------------------------------------------------------------------
Commander Communications Ltd. (Communications
  Equipment)(a)                                  4,042,000      6,263,128
-------------------------------------------------------------------------
CSL Ltd. (Biotechnology)(a)                        123,600      4,953,160
-------------------------------------------------------------------------
Zinifex Ltd. (Diversified Metals & Mining)(a)      928,000      6,967,795
=========================================================================
                                                               29,887,649
=========================================================================

AUSTRIA-1.25%

Andritz A.G. (Industrial Machinery)                 57,600      9,523,024
=========================================================================

BELGIUM-0.56%

EVS Broadcast Equipment S.A. (Communications
  Equipment)                                        86,160      4,254,499
=========================================================================

BRAZIL-5.42%

American Banknote S.A. (Commercial
  Printing)(b)                                     228,300      1,476,305
-------------------------------------------------------------------------
American Banknote S.A. (Commercial Printing)
  (Acquired 04/26/06; Cost $2,603,647)(b)(c)       325,900      2,107,436
-------------------------------------------------------------------------
Banco Nossa Caixa S.A. (Regional Banks)
  (Acquired 10/27/05; Cost $1,278,198)(c)           93,900      1,995,104
-------------------------------------------------------------------------
Banco Nossa Caixa S.A. (Regional Banks)             69,300      1,472,425
-------------------------------------------------------------------------
Cyrela Brazil Realty S.A. (Homebuilding)           261,550      4,330,978
-------------------------------------------------------------------------
Equatorial Energia S.A. (Oil & Gas
  Exploration & Production) (Acquired
  03/31/06; Cost $2,726,949)(b)(c)(d)              411,600      2,851,732
-------------------------------------------------------------------------
Equatorial Energia S.A. (Oil & Gas
  Exploration & Production)(b)(d)                  328,100      2,273,210
-------------------------------------------------------------------------
Gafisa S.A. (Homebuilding)(b)                      590,900      6,441,219
-------------------------------------------------------------------------
Localiza Rent a Car S.A. (Trucking)                295,200      5,658,568
-------------------------------------------------------------------------
Lupatech S.A. (Oil & Gas Equipment &
  Services)(b)                                     172,900      1,692,264
-------------------------------------------------------------------------
Lupatech S.A. (Oil & Gas Equipment &
  Services) (Acquired 05/12/06; Cost
  $1,831,938)(b)(c)                              1,831,938      1,712,818
-------------------------------------------------------------------------
Perdigao S.A. (Packaged Foods & Meats)             404,100      3,873,014
-------------------------------------------------------------------------
Tim Participacoes S.A.-ADR (Wireless
  Telecommunication Services)                      193,100      5,319,905
=========================================================================
                                                               41,204,978
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------


CANADA-25.71%

Aastra Technologies Ltd. (Communications
  Equipment)(b)                                    227,700   $  7,120,852
-------------------------------------------------------------------------
AKITA Drilling Ltd.-Class A (Oil & Gas
  Drilling)                                        161,640      2,977,084
-------------------------------------------------------------------------
Aspreva Pharmaceuticals Corp.
  (Pharmaceuticals)(b)                             343,979      9,335,590
-------------------------------------------------------------------------
Aur Resources Inc. (Diversified Metals &
  Mining)                                          426,500      6,800,770
-------------------------------------------------------------------------
Badger Income Fund (Construction &
  Engineering)                                     264,140      4,046,219
-------------------------------------------------------------------------
BMTC Group, Inc.-Class A (Homefurnishing
  Retail)                                          147,564      2,405,863
-------------------------------------------------------------------------
Bonnett's Energy Services Trust (Oil & Gas
  Equipment & Services)(e)                         638,300     14,838,202
-------------------------------------------------------------------------
Calvalley Petroleum Inc.-Class A (Oil & Gas
  Exploration & Production)(b)                     198,600      1,224,015
-------------------------------------------------------------------------
Canaccord Capital Inc. (Investment Banking &
  Brokerage)                                       405,000      6,428,917
-------------------------------------------------------------------------
Canam Group Inc.-Class A (Steel) (Acquired
  03/18/05; Cost $2,870,694)(c)                    600,000      5,369,524
-------------------------------------------------------------------------
Canam Group Inc.-Class A (Steel)                   726,200      6,498,915
-------------------------------------------------------------------------
EuroZinc Mining Corp. (Diversified Metals &
  Mining)(b)                                     3,316,000      7,990,719
-------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial &
  Professional Services)(b)                        181,600      4,872,275
-------------------------------------------------------------------------
Groupe Laperriere & Verreault Inc.-Class A
  (Industrial Machinery)                           296,600      6,376,780
-------------------------------------------------------------------------
HudBay Minerals, Inc. (Diversified Metals &
  Mining)(b)                                       355,700      4,524,715
-------------------------------------------------------------------------
Kingsway Financial Services Inc. (Property &
  Casualty Insurance)                              302,200      5,460,337
-------------------------------------------------------------------------
Miranda Technologies Inc. (Electronic
  Equipment Manufacturers) (Acquired
  11/30/05; Cost $3,369,272)(b)(c)(f)              350,000      5,408,492
-------------------------------------------------------------------------
Miranda Technologies Inc. (Electronic
  Equipment Manufacturers)(b)                      190,000      2,936,039
-------------------------------------------------------------------------
NQL Energy Services, Inc. (Oil & Gas
  Equipment & Services)(b)                         728,100      4,989,667
-------------------------------------------------------------------------
Peak Energy Services Trust (Oil & Gas
  Equipment & Services)                            317,000      3,481,519
-------------------------------------------------------------------------
Reitmans (Canada) Ltd.-Class A (Apparel
  Retail)                                          555,000      9,943,564
-------------------------------------------------------------------------
Sherritt International Corp. (Diversified
  Metals & Mining)                                 725,500      7,259,549
-------------------------------------------------------------------------
Stoneham Drilling Trust (Oil & Gas
  Drilling)(e)                                     499,000      9,275,508
-------------------------------------------------------------------------
Total Energy Trust Ltd. (Oil & Gas Equipment
  & Services)                                      785,990     11,293,810
-------------------------------------------------------------------------
Transat A.T. Inc.-Class A (Airlines)(e)            341,600      7,399,344
-------------------------------------------------------------------------

AIM INTERNATIONAL SMALL COMPANY FUND


                                                 SHARES         VALUE
-------------------------------------------------------------------------
CANADA-(CONTINUED)

Trican Well Service Ltd. (Oil & Gas Equipment
  & Services)                                      762,480   $ 15,231,841
-------------------------------------------------------------------------
Vicwest Income Fund (Building Products)            330,000      4,715,130
-------------------------------------------------------------------------
Wajax Income Fund (Industrial Machinery)           366,870     13,247,809
-------------------------------------------------------------------------
Western Lakota Energy Services Inc. (Oil &
  Gas Drilling)(b)                                 300,000      3,950,551
=========================================================================
                                                              195,403,600
=========================================================================

CHINA-2.47%

Century Sunshine Ecological Technology
  Holdings Ltd. (Fertilizers & Agricultural
  Chemicals)(a)                                  7,515,000      3,830,034
-------------------------------------------------------------------------
China Fire Safety Enterprise Group Holdings
  Ltd. (Industrial Machinery)(a)                45,465,000      5,203,410
-------------------------------------------------------------------------
SIM Technology Group Ltd. (Communications
  Equipment)(a)                                  1,098,000        533,394
-------------------------------------------------------------------------
Wasion Meters Group Ltd. (Electrical
  Components & Equipment)                        8,846,000      3,360,120
-------------------------------------------------------------------------
Xinyi Glass Holding Co. Ltd. (Auto Parts &
  Equipment)(a)                                 15,310,000      5,872,119
=========================================================================
                                                               18,799,077
=========================================================================

FRANCE-1.49%

Euler Hermes S.A. (Property & Casualty
  Insurance)                                        61,420      6,780,724
-------------------------------------------------------------------------
Trigano S.A. (Leisure Products)                     84,998      4,512,448
=========================================================================
                                                               11,293,172
=========================================================================

GERMANY-1.53%

Bijou Brigitte Modische Accessoires A.G.
  (Apparel, Accessories & Luxury Goods)             43,550     11,649,241
=========================================================================

GREECE-3.65%

Intralot S.A. (Casinos & Gaming)                   385,400     10,353,482
-------------------------------------------------------------------------
Jumbo S.A. (Leisure Products)(a)                   459,000      5,743,038
-------------------------------------------------------------------------
Motor Oil (Hellas) Corinth Refineries S.A.
  (Oil & Gas Refining & Marketing)                 153,600      4,094,910
-------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction
  Materials)(a)                                    161,200      7,562,503
=========================================================================
                                                               27,753,933
=========================================================================

HONG KONG-4.12%

China Yurun Food Group Ltd. (Packaged Foods &
  Meats)(a)                                      7,192,000      5,477,499
-------------------------------------------------------------------------
Hengan International Group Co. Ltd. (Personal
  Products)(a)                                   5,188,000      8,469,885
-------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways &
  Railtracks)(a)                                 1,793,000      5,063,166
-------------------------------------------------------------------------
Next Media Ltd. (Publishing)(a)                  4,488,000      2,503,401
-------------------------------------------------------------------------

                                                 SHARES         VALUE
-------------------------------------------------------------------------

HONG KONG-(CONTINUED)

Paliburg Holdings Ltd. (Hotels, Resorts &
  Cruise Lines)(a)                             139,628,000   $  5,969,382
-------------------------------------------------------------------------
Regal Hotels International Holdings Ltd.
  (Hotels, Resorts & Cruise Lines)(a)           49,896,000      3,853,182
=========================================================================
                                                               31,336,515
=========================================================================

INDIA-0.40%

Aztec Software and Technology Services Ltd.
  (IT Consulting & Other Services)(a)              849,718      3,012,490
=========================================================================

INDONESIA-1.31%

PT Ciputra Surya Tbk (Real Estate Management
  & Development)(a)                             64,762,000      4,187,777
-------------------------------------------------------------------------
PT United Tractors Tbk (Construction & Farm
  Machinery & Heavy Trucks)                      9,960,000      5,806,326
=========================================================================
                                                                9,994,103
=========================================================================

IRELAND-0.90%

FBD Holdings PLC (Multi-Line Insurance)(a)         144,900      6,833,375
=========================================================================

JAPAN-1.37%

Argo Graphics Inc. (IT Consulting & Other
  Services)(a)                                     134,400      3,379,257
-------------------------------------------------------------------------
EXEDY Corp. (Auto Parts & Equipment)(a)            221,700      7,007,623
=========================================================================
                                                               10,386,880
=========================================================================

MALAYSIA-1.28%

Lion Diversified Holdings Berhad (Department
  Stores)(a)                                     5,975,200      6,579,876
-------------------------------------------------------------------------
Sunrise Berhad (Real Estate Management &
  Development)(a)                                7,423,200      3,114,302
=========================================================================
                                                                9,694,178
=========================================================================

MEXICO-3.55%

Corporacion GEO, S.A. de C.V.-Series B
  (Homebuilding)(b)                              1,171,900      3,881,801
-------------------------------------------------------------------------
Corporacion Moctezuma, S.A. de C.V.
  (Construction Materials) (Acquired
  03/01/06; Cost $3,641,358)(c)                  1,948,400      3,949,952
-------------------------------------------------------------------------
Corporacion Moctezuma, S.A. de C.V.
  (Construction Materials)                         590,700      1,197,515
-------------------------------------------------------------------------
Grupo Aeroportuario del Pacifico S.A. de
  C.V.-ADR (Airport Services)                      127,435      4,058,805
-------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Diversified Banks)                            1,616,500      3,747,291
-------------------------------------------------------------------------
TV Azteca, S.A. de C.V.-CPO (Broadcasting &
  Cable TV)                                      6,655,000      4,510,870
-------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
  (Homebuilding)(b)                              2,447,400      5,673,442
=========================================================================
                                                               27,019,676
=========================================================================

AIM INTERNATIONAL SMALL COMPANY FUND


                                                 SHARES         VALUE
-------------------------------------------------------------------------

NETHERLANDS-6.63%

Aalberts Industries N.V. (Industrial
  Machinery)                                       146,621   $ 10,775,604
-------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering)(a)                                  675,500     13,405,200
-------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction &
  Engineering) (Acquired 12/10/04; Cost
  $564,459)(a)(c)                                   65,000      1,289,916
-------------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural Products)       109,800      7,037,129
-------------------------------------------------------------------------
Smit Internationale N.V. (Marine Ports &
  Services)(a)                                      65,400      4,601,720
-------------------------------------------------------------------------
USG People N.V. (Human Resource & Employment
  Services)                                        173,300     13,257,303
=========================================================================
                                                               50,366,872
=========================================================================

NORWAY-8.93%

Acta Holding A.S.A. (Diversified Capital
  Markets)                                       2,132,200      6,783,300
-------------------------------------------------------------------------
Pan Fish A.S.A. (Packaged Foods & Meats)
  (Acquired 03/07/06; Cost
  $8,642,549)(a)(b)(c)                          13,145,000     14,199,142
-------------------------------------------------------------------------
Petrojarl A.S.A. (Marine)(b)                       257,800      1,698,301
-------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (Oil & Gas
  Equipment & Services)(b)                         257,800     14,539,112
-------------------------------------------------------------------------
Prosafe A.S.A. (Oil & Gas Equipment &
  Services)                                        183,800     11,222,173
-------------------------------------------------------------------------
Sinvest A.S.A. (Oil & Gas Drilling)(a)(b)          298,100      5,450,838
-------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas
  Equipment & Services)(a)(b)                      579,120     10,209,605
-------------------------------------------------------------------------
Tomra Systems A.S.A. (Environmental &
  Facilities Services)(a)                          460,900      3,747,692
=========================================================================
                                                               67,850,163
=========================================================================

PHILIPPINES-0.11%

Manila Water Co. (Water Utilities)(a)            6,143,000        863,948
=========================================================================

PORTUGAL-0.35%

Mota-Engil, SGPS, S.A. (Construction &
  Engineering)(a)                                  500,000      2,642,940
=========================================================================

SINGAPORE-1.05%

Citiraya Industries Ltd. (Environmental &
  Facilities Services)(b)(f)(g)                  4,106,000              0
-------------------------------------------------------------------------
Inter-Roller Engineering Ltd. (Industrial
  Machinery)                                     2,555,000      3,066,865
-------------------------------------------------------------------------
United Test and Assembly Center Ltd.
  (Semiconductor Equipment)(a)(b)                9,647,000      4,896,028
=========================================================================
                                                                7,962,893
=========================================================================

SOUTH AFRICA-0.59%

Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)(a)                                      684,600      4,481,651
=========================================================================

SOUTH KOREA-6.55%

Cheil Communications Inc. (Advertising)             19,670      3,929,024
-------------------------------------------------------------------------
Daegu Bank (Regional Banks)(a)                     336,100      6,059,534
-------------------------------------------------------------------------

                                                 SHARES         VALUE
-------------------------------------------------------------------------

SOUTH KOREA-(CONTINUED)

Daesang Corp. (Packaged Foods & Meats)(a)          341,000   $  4,858,986
-------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(a)                            74,570      5,782,659
-------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)(a)               65,320      6,542,141
-------------------------------------------------------------------------
Joongang Construction Co., Ltd. (Construction
  & Engineering)(a)                                160,550      2,446,819
-------------------------------------------------------------------------
Lotte Confectionery Co., Ltd. (Packaged Foods
  & Meats)(a)                                        4,463      5,628,496
-------------------------------------------------------------------------
Qrix Communication Inc. (Broadcasting & Cable
  TV)(a)                                            41,887      2,453,528
-------------------------------------------------------------------------
Taegu Department Store Co., Ltd. (Department
  Stores)(a)                                       277,210      4,051,907
-------------------------------------------------------------------------
Techno Semichem Co., Ltd. (Commodity
  Chemicals)(a)                                    258,750      3,960,097
-------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares &
  Specialties)(a)                                  184,700      4,037,298
=========================================================================
                                                               49,750,489
=========================================================================

SWITZERLAND-1.50%

Amazys Holding A.G. (Diversified Commercial &
  Professional Services)(b)(f)                      81,329      7,008,494
-------------------------------------------------------------------------
Banque Cantonale Vaudoise (Diversified
  Banks)(a)                                         12,918      4,416,777
=========================================================================
                                                               11,425,271
=========================================================================

TAIWAN-1.63%

Hung Poo Real Estate Development Corp. (Real
  Estate Management & Development)(a)            3,385,000      3,338,859
-------------------------------------------------------------------------
Makalot Industrial Co., Ltd. (Textiles)(a)       3,034,000      4,673,653
-------------------------------------------------------------------------
St. Shine Optical Co., Ltd. (Health Care
  Supplies)(a)                                   1,313,000      4,348,930
=========================================================================
                                                               12,361,442
=========================================================================

THAILAND-0.69%

Siam Commercial Bank PCL (Diversified
  Banks)(a)                                      3,474,000      5,235,798
=========================================================================

UNITED KINGDOM-5.19%

Findel PLC (Catalog Retail)                        433,200      4,538,326
-------------------------------------------------------------------------
Hikma Pharmaceuticals PLC (Pharmaceuticals)
  (Acquired 11/01/05; Cost $3,594,014)(c)          700,000      4,301,010
-------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial &
  Professional Services)                           350,400     10,043,918
-------------------------------------------------------------------------
Informa PLC (Publishing)(a)                        782,859      6,234,193
-------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage
  Finance)                                         384,720      7,328,066
-------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)(b)         79,200      3,686,760
-------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)(a)              458,328      3,331,832
=========================================================================
                                                               39,464,105
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $495,785,252)                           700,451,962
=========================================================================

AIM INTERNATIONAL SMALL COMPANY FUND


                                                 SHARES         VALUE
-------------------------------------------------------------------------

PREFERRED STOCKS-1.64%

BROADCASTING & CABLE TV-0.82%

Net Serviceos de Comunicacao S.A.-Pfd.
  (Brazil)(b)                                   11,548,682   $  6,241,089
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.82%

Iochpe Maxion S.A.-Pfd. (Brazil)                   334,300      3,242,633
-------------------------------------------------------------------------
Iochpe Maxion S.A.-Pfd. (Brazil) (Acquired
  02/01/06; Cost $2,656,496)(c)                    304,100      2,949,700
=========================================================================
                                                                6,192,333
=========================================================================
    Total Preferred Stocks (Cost $9,840,350)                   12,433,422
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------


MONEY MARKET FUNDS-3.11%

Liquid Assets Portfolio-Institutional
  Class(h)                                      11,820,954   $ 11,820,954
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)        11,820,954     11,820,954
=========================================================================
    Total Money Market Funds (Cost
      $23,641,908)                                             23,641,908
=========================================================================
TOTAL INVESTMENTS-96.91% (Cost $529,267,510)                  736,527,292
=========================================================================
OTHER ASSETS LESS LIABILITIES-3.09%                            23,464,597
=========================================================================
NET ASSETS-100.00%                                           $759,991,889
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
CPO   - Certificates of Ordinary Participation
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at June 30, 2006 was $261,616,597, which represented 34.42% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at June 30, 2006 was $46,134,826, which represented 6.07% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Each unit represents one ordinary share and two preferred shares.
(e) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of June 30, 2006 was $31,513,054, which represented 4.15% of the Fund's Net Assets. See Note 3.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at June 30, 2006 was $12,416,986, which represented 1.63% of the Fund's Net Assets. See Note 1A.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at June 30, 2006 represented 0.00% of the Fund's Net Assets.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $475,994,158)      $681,372,330
-----------------------------------------------------------
Investments in affiliates (cost $53,273,352)     55,154,962
===========================================================
    Total investments (Cost $529,267,510)       736,527,292
===========================================================
Foreign currencies, at value (cost
  $16,084,732)                                   16,199,797
-----------------------------------------------------------
Receivables for:
  Investments sold                                3,054,140
-----------------------------------------------------------
  Fund shares sold                                5,328,986
-----------------------------------------------------------
  Dividends                                         880,279
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               29,402
-----------------------------------------------------------
Other assets                                         88,842
===========================================================
    Total assets                                762,108,738
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                              25,733
-----------------------------------------------------------
  Fund shares reacquired                          1,222,307
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 43,356
-----------------------------------------------------------
Accrued distribution fees                           281,044
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              711
-----------------------------------------------------------
Accrued transfer agent fees                         209,189
-----------------------------------------------------------
Accrued operating expenses                          334,509
===========================================================
    Total liabilities                             2,116,849
===========================================================
Net assets applicable to shares outstanding    $759,991,889
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $437,861,085
-----------------------------------------------------------
Undistributed net investment income               2,380,320
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                    112,355,329
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies             207,395,155
===========================================================
                                               $759,991,889
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $559,063,999
___________________________________________________________
===========================================================
Class B                                        $ 77,438,371
___________________________________________________________
===========================================================
Class C                                        $114,631,350
___________________________________________________________
===========================================================
Institutional Class                            $  8,858,169
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          22,839,394
___________________________________________________________
===========================================================
Class B                                           3,265,216
___________________________________________________________
===========================================================
Class C                                           4,834,516
___________________________________________________________
===========================================================
Institutional Class                                 361,183
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      24.48
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $24.48 / 94.50%)       $      25.90
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
  share                                        $      23.72
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
  share                                        $      23.71
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
  share                                        $      24.53
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,039,303)      $  9,133,493
--------------------------------------------------------------------------
Dividends from affiliates                                          434,251
--------------------------------------------------------------------------
Interest                                                            11,620
==========================================================================
    Total investment income                                      9,579,364
==========================================================================

EXPENSES:

Advisory fees                                                    3,622,324
--------------------------------------------------------------------------
Administrative services fees                                       102,575
--------------------------------------------------------------------------
Custodian fees                                                     517,315
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          691,123
--------------------------------------------------------------------------
  Class B                                                          426,676
--------------------------------------------------------------------------
  Class C                                                          595,603
--------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                  652,668
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   778
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           17,212
--------------------------------------------------------------------------
Other                                                              147,490
==========================================================================
    Total expenses                                               6,773,764
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (177,113)
==========================================================================
    Net expenses                                                 6,596,651
==========================================================================
Net investment income                                            2,982,713
==========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (net of tax on the sale of foreign
  investments of $53,005 -- Note 1H)                           100,996,581
--------------------------------------------------------------------------
  Foreign currencies                                               185,561
==========================================================================
                                                               101,182,142
==========================================================================
Change in net unrealized appreciation of:
  Investment securities (net of estimated tax on foreign
    investments of $30,826 -- Note 1H)                          17,672,884
--------------------------------------------------------------------------
  Foreign currencies                                                66,708
==========================================================================
                                                                17,739,592
==========================================================================
Net gain from investment securities and foreign currencies     118,921,734
==========================================================================
Net increase in net assets resulting from operations          $121,904,447
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,982,713    $  1,062,109
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                 101,182,142      37,991,882
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           17,739,592     105,183,305
==========================================================================================
    Net increase in net assets resulting from operations       121,904,447     144,237,296
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --      (1,100,904)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --          (1,979)
==========================================================================================
    Total distributions from net investment income                      --      (1,102,883)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --     (16,860,092)
------------------------------------------------------------------------------------------
  Class B                                                               --      (2,943,799)
------------------------------------------------------------------------------------------
  Class C                                                               --      (3,937,571)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --         (26,076)
==========================================================================================
    Total distributions from net realized gains                         --     (23,767,538)
==========================================================================================
    Decrease in net assets resulting from distributions                 --     (24,870,421)
==========================================================================================
Share transactions-net:
  Class A                                                       19,378,372     108,444,997
------------------------------------------------------------------------------------------
  Class B                                                      (13,621,547)     13,612,615
------------------------------------------------------------------------------------------
  Class C                                                       (7,400,445)     36,376,030
------------------------------------------------------------------------------------------
  Institutional Class                                            7,641,625         950,433
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                                5,998,005     159,384,075
==========================================================================================
    Net increase in net assets                                 127,902,452     278,750,950
==========================================================================================

NET ASSETS:

  Beginning of period                                          632,089,437     353,338,487
==========================================================================================
  End of period (including undistributed net investment
    income of $2,380,320 and $(602,393), respectively)        $759,991,889    $632,089,437
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Small Company Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM INTERNATIONAL SMALL COMPANY FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets.

    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

  AVERAGE NET ASSETS                                             RATE
  --------------------------------------------------------------------
  First $250 million                                            0.935%
  --------------------------------------------------------------------
  Next $250 million                                             0.91%
  --------------------------------------------------------------------
  Next $500 million                                             0.885%
  --------------------------------------------------------------------
  Next $1.5 billion                                             0.86%
  --------------------------------------------------------------------
  Next $2.5 billion                                             0.835%
  --------------------------------------------------------------------
  Next $2.5 billion                                             0.81%
  --------------------------------------------------------------------
  Next $2.5 billion                                             0.785%
  --------------------------------------------------------------------
  Over $10 billion                                              0.76%
   ___________________________________________________________________
  ====================================================================


    AIM has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.90%, 2.65%, 2.65% and 1.65% of average daily net assets, respectively, through December 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $156,964.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $625.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $102,575.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $652,668 for Class A, Class B and Class C share classes and $778 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B and Class C shares paid $691,123, $426,676 and $595,603, respectively.

AIM INTERNATIONAL SMALL COMPANY FUND


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $41,858 in front-end sales commissions from the sale of Class A shares and $5,541, $37,718 and $20,852 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:
---------------------------------------------                            CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 7,770,836      $ 83,158,932      $ (79,108,814)     $        --       $11,820,954     $216,602     $        --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                    --        12,042,091           (221,137)              --        11,820,954        4,686              --
----------------------------------------------------------------------------------------------------------------------------------
STIC
Prime-Institutional
  Class             7,770,836        82,220,666        (89,991,502)              --                --      212,963              --
==================================================================================================================================
  Subtotal        $15,541,672      $177,421,689      $(169,321,453)     $        --       $23,641,908     $434,251     $        --
==================================================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended June 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
ISSUER             12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Bonnett's
  Energy
  Services
  Trust
  (Canada)        $ 3,293,953      $  8,972,103      $          --      $ 2,572,146       $14,838,202     $     --      $     --
----------------------------------------------------------------------------------------------------------------------------------
Stoneham
  Drilling
  Trust
  (Canada)                 --        11,023,322                 --       (1,747,814)        9,275,508           --            --
----------------------------------------------------------------------------------------------------------------------------------
Transat A.T.
  Inc.-Class A
  (Canada)                 --         6,536,280                 --          863,064         7,399,344           --            --
==================================================================================================================================
  Subtotal        $ 3,293,953      $ 26,531,705      $          --      $ 1,687,396       $31,513,054     $     --      $     --
==================================================================================================================================
    Total         $18,835,625      $203,953,394      $(169,321,453)     $ 1,687,396       $55,154,962     $434,251      $     --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $19,524.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,873 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $281,486,631 and $296,791,563, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

{UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS}
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $222,435,011
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (15,650,553)
================================================================================
Net unrealized appreciation of investment securities              $206,784,458
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $529,742,834.

AIM INTERNATIONAL SMALL COMPANY FUND

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

    As of March 14, 2005, the Fund's shares are offered on a limited basis.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   JUNE 30, 2006(A)               DECEMBER 31, 2006
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,522,400    $ 133,318,024     12,734,728    $ 223,813,862
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        193,742        4,542,797      1,431,141       24,129,493
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        738,803       17,417,588      3,092,473       52,315,760
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         327,860        7,974,694         46,064          923,638
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --               --        760,981       15,354,062
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --               --        139,800        2,745,691
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --               --        187,018        3,671,151
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                              --               --          1,389           28,054
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         74,974        1,856,833        167,278        3,006,246
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (77,272)      (1,856,833)      (171,587)      (3,006,246)
=========================================================================================================================
Reacquired:(c)
  Class A                                                     (4,771,277)    (115,796,485)    (7,583,280)    (133,729,173)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (692,052)     (16,307,511)      (590,477)     (10,256,323)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,061,607)     (24,818,033)    (1,147,180)     (19,610,881)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (14,068)        (333,069)           (62)          (1,259)
=========================================================================================================================
                                                                 241,503    $   5,998,005      9,068,286    $ 159,384,075
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 16% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)  Institutional Class shares commenced sales on October 25, 2005.
(c) Amount is net of redemption fees of $11,401, $1,669, $2,414 and $153 for Class A, Class B, Class C and Institutional Class shares, respectively, for the six months ended June 30, 2006 and $12,551, $2,096, $2,574 and $2 for Class A, Class B, Class C and Institutional Class shares respectively, for the year ended December 31, 2005.

NOTE 10--NEW ACCOUNTING STANDARD


In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provision during 2007.

AIM INTERNATIONAL SMALL COMPANY FUND


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                             ----------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                        YEAR ENDED DECEMBER 31,
                                                              JUNE 30,    ---------------------------------------------------
                                                                2006        2005        2004       2003       2002      2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  20.52    $  16.17    $  12.08    $  6.91    $ 7.10    $ 7.97
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.12(a)     0.07       (0.03)(a)  (0.04)(a) (0.06)(a) (0.08)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.84        5.12        4.34       5.24     (0.13)    (0.76)
=============================================================================================================================
    Total from investment operations                              3.96        5.19        4.31       5.20     (0.19)    (0.84)
=============================================================================================================================
Less distributions:
  Dividends from net investment income                              --       (0.05)      (0.00)     (0.03)       --     (0.03)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                  --       (0.79)      (0.22)        --        --        --
=============================================================================================================================
    Total distributions                                             --       (0.84)      (0.22)     (0.03)       --     (0.03)
=============================================================================================================================
Redemption fees added to shares of beneficial interest            0.00        0.00        0.00       0.00        --        --
=============================================================================================================================
Net asset value, end of period                                $  24.48    $  20.52    $  16.17    $ 12.08    $ 6.91    $ 7.10
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  19.30%      32.21%      35.83%     75.10%    (2.68)%  (10.48)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $559,064    $451,630    $257,579    $87,269    $9,703    $5,202
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.54%(c)    1.61%       1.83%      2.00%     2.01%     2.02%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.58%(c)    1.64%       1.85%      2.35%     3.03%     4.55%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.98%(c)    0.42%      (0.19)%    (0.46)%   (0.85)%   (1.12)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                                          39%         60%         87%        93%      118%      145%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $557,480,149.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INTERNATIONAL SMALL COMPANY FUND

                                                                                           CLASS B
                                                              --------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                       YEAR ENDED DECEMBER 31,
                                                               JUNE 30,    -------------------------------------------------
                                                                 2006       2005       2004       2003       2002      2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 19.95     $ 15.81    $ 11.89    $  6.84    $ 7.07    $ 7.95
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.03(a)    (0.05)     (0.11)(a)  (0.10)(a) (0.11)(a) (0.13)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.74        4.98       4.25       5.15     (0.12)    (0.75)
============================================================================================================================
  Total from investment operations                                3.77        4.93       4.14       5.05     (0.23)    (0.88)
============================================================================================================================
Less distributions from realized gains                              --       (0.79)     (0.22)        --        --        --
============================================================================================================================
Redemption fees added to shares of beneficial interest            0.00        0.00       0.00       0.00        --        --
============================================================================================================================
Net asset value, end of period                                 $ 23.72     $ 19.95    $ 15.81    $ 11.89    $ 6.84    $ 7.07
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  18.90%      31.28%     34.94%     73.83%    (3.25)%  (11.07)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $77,438     $76,626    $47,942    $16,543    $3,918    $2,016
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.29%(c)    2.35%      2.48%      2.65%     2.66%     2.72%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.33%(c)    2.38%      2.50%      3.00%     3.68%     5.25%
============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.23%(c)   (0.32)%    (0.84)%    (1.11)%   (1.50)%   (1.83)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                                          39%         60%        87%        93%      118%      145%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $86,042,406.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INTERNATIONAL SMALL COMPANY FUND

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                         YEAR ENDED DECEMBER 31,
                                                            JUNE 30,        -----------------------------------------------------
                                                              2006            2005       2004       2003       2002        2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  19.94     $  15.81    $ 11.89    $  6.83    $  7.07    $   7.95
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  0.03(a)     (0.05)     (0.11)(a)  (0.10)(a)  (0.11)(a)   (0.13)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 3.74         4.97       4.25       5.16      (0.13)      (0.75)
==============================================================================================================================
    Total from investment operations                            3.77         4.92       4.14       5.06      (0.24)      (0.88)
==============================================================================================================================
Less distributions from net realized gains                        --        (0.79)     (0.22)        --         --          --
==============================================================================================================================
Redemption fees added to shares of beneficial interest          0.00         0.00       0.00       0.00         --          --
==============================================================================================================================
Net asset value, end of period                              $  23.71     $  19.94    $ 15.81    $ 11.89    $  6.83    $   7.07
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                18.91%       31.22%     34.94%     74.09%     (3.39)%    (11.07)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $114,631     $102,861    $47,818    $ 9,208    $ 2,849    $  2,588
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                2.29%(c)     2.35%      2.48%      2.65%      2.66%       2.72%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.33%(c)     2.38%      2.50%      3.00%      3.68%       5.25%
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        0.23%(c)    (0.32)%    (0.84)%    (1.11)%    (1.50)%     (1.83)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                                        39%          60%        87%        93%       118%        145%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $120,107,749.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM INTERNATIONAL SMALL COMPANY FUND

                                                                     INSTITUTIONAL CLASS
                                                              ----------------------------------
                                                                               OCTOBER 25, 2005
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED            COMMENCED) TO
                                                               JUNE 30,          DECEMBER 31,
                                                                 2006                2005
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $20.52              $18.73
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.17(a)             0.03
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          3.84                2.61
================================================================================================
    Total from investment operations                              4.01                2.64
================================================================================================
Less distributions:
  Dividends from net investment income                              --               (0.06)
------------------------------------------------------------------------------------------------
  Distributions from net realized gain                              --               (0.79)
================================================================================================
    Total distributions                                             --               (0.85)
================================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
================================================================================================
Net asset value, end of period                                  $24.53              $20.52
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                  19.54%              14.19%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $8,858              $  972
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.15%(c)            1.18%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.19%(c)            1.21%(d)
================================================================================================
Ratio of net investment income to average net assets              1.37%(c)            0.85%(d)
______________________________________________________________________________________________ )
================================================================================================
Portfolio turnover rate(e)                                          39%                 60%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,283,954.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for

AIM INTERNATIONAL SMALL COMPANY FUND
such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM INTERNATIONAL SMALL COMPANY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

     DOMESTIC EQUITY                                 SECTOR EQUITY                             AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                   AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                       AIM Energy Fund                             AIM Growth Allocation Fund
AIM Capital Development Fund               AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                           AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                     AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund              AIM Gold & Precious Metals Fund
AIM Dynamics Fund                          AIM Leisure Fund                                    DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund             AIM Multi-Sector Fund
AIM Large Cap Growth Fund                  AIM Real Estate Fund(1)                      AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund               AIM Technology Fund                          AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)            AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                             FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                     TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                  AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                  AIM Floating Rate Fund
AIM Structured Core Fund                   AIM High Yield Fund
AIM Structured Growth Fund                 AIM Income Fund
AIM Structured Value Fund                  AIM Intermediate Government Fund
AIM Summit Fund                            AIM International Bond Fund
AIM Trimark Endeavor Fund                  AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund           AIM Money Market Fund
*Domestic equity and income fund           AIM Short Term Bond Fund
                                           AIM Total Return Bond Fund
   INTERNATIONAL/GLOBAL EQUITY             Premier Portfolio
                                           Premier U.S. Government Money Portfolio
AIM Asia Pacific Growth Fund
AIM China Fund                             TAX-FREE
AIM Developing Markets Fund
AIM European Growth Fund                   AIM High Income Municipal Fund(1)
AIM European Small Company Fund(1)         AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund          AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                     AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                     Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund                             =========================================================================================
AIM International Core Equity Fund         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Growth Fund              FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Small Company Fund(1)    FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                           =========================================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

     If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M MANAGEMENT GROUP INC. HAS PROVIDED LEADERSHIP IN THE INVESTMENT MANAGEMENT INDUSTRY SINCE 1976. AIM IS A SUBSIDIARY OF AMVESCAP PLC, ONE OF THE WORLD'S LARGEST INDEPENDENT FINANCIAL SERVICES COMPANIES WITH $414 BILLION IN ASSETS UNDER MANAGEMENT. DATA AS OF JUNE 30, 2006.


AIMinvestments.com              ISC-SAR-1             A I M Distributors, Inc.

                                                         [YOUR GOALS. OUR SOLUTIONS.]
                                                           -- Registered Trademark --
-------------------------------------------------------------------------------------
Mutual         Retirement   Annuities   College   Separately   Offshore    Cash               [AIM INVESTMENTS LOGO APPEARS HERE]
Funds          Products                 Savings   Managed      Products    Management             -- Registered Trademark --
                                        Plans     Accounts
-------------------------------------------------------------------------------------

                                                    AIM MID CAP BASIC VALUE FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM MID CAP BASIC VALUE FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

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
ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            o Industry classifications used in this
                                                                                          report are generally according to the
o Class B shares are not available as an     o The unmanaged LIPPER MID-CAP VALUE         Global Industry Classification Standard,
investment for retirement plans              FUND INDEX represents an average of the      which was developed by and is the
maintained pursuant to Section 401 of        performance of the 30 largest                exclusive property and a service mark of
the Internal Revenue Code, including         mid-capitalization value funds tracked       Morgan Stanley Capital International
401(k) plans, money purchase pension         by Lipper Inc., an independent mutual        Inc. and Standard & Poor's.
plans and profit sharing plans. Plans        fund performance monitor.
that had existing accounts invested in                                                    The Fund provides a complete list of its
Class B shares prior to September 30,        o The unmanaged RUSSELL                      holdings four times in each fiscal year,
2003, will continue to be allowed to         MIDCAP--Registered Trademark-- VALUE         at the quarter-ends. For the second and
make additional purchases.                   INDEX is a subset of the RUSSELL             fourth quarters, the lists appear in the
                                             MIDCAP--Registered Trademark-- INDEX,        Fund's semiannual and annual reports to
o Class R shares are available only to       which represents the performance of the      shareholders. For the first and third
certain retirement plans. Please see the     stocks of domestic mid-capitalization        quarters, the Fund files the lists with
prospectus for more information.             companies; the Value subset measures the     the Securities and Exchange Commission
                                             performance of Russell Midcap companies      (SEC) on Form N-Q. The most recent list
                                             with lower price/book ratios and lower       of portfolio holdings is available at
PRINCIPAL RISKS OF INVESTING IN THE FUND     forecasted growth values.                    AIMinvestments.com. From our home page,
                                                                                          click on Products & Performance, then
o Foreign securities have additional         o The unmanaged STANDARD & POOR'S            Mutual Funds, then Fund Overview. Select
risks, including exchange rate changes,      COMPOSITE INDEX OF 500 STOCKS (the S&P       your Fund from the drop-down menu and
political and economic upheaval, the         500--Registered Trademark-- Index) is an     click on Complete Quarterly Holdings.
relative lack of information about these     index of common stocks frequently used       Shareholders can also look up the Fund's
companies, relatively low market             as a general measure of U.S. stock           Forms N-Q on the SEC Web site at
liquidity and the potential lack of          market performance.                          sec.gov. Copies of the Fund's Forms N-Q
strict financial and accounting controls                                                  may be reviewed and copied at the SEC
and standards.                               o The Fund is not managed to track the       Public Reference Room at 100 F Street,
                                             performance of any particular index,         N.E., Washington, D.C. 20549. You can
o Investing in a fund that invests in        including the indexes defined here, and      obtain information on the operation of
smaller companies involves risks not         consequently, the performance of the         the Public Reference Room, including
associated with investing in more            Fund may deviate significantly from the      information about duplicating fee
established companies, such as business      performance of the indexes.                  charges, by calling 202-942-8090 or
risk, stock price fluctuations and                                                        800-732-0330,or by electronic request at
illiquidity.                                 o A direct investment cannot be made in      the following e-mail address:
                                             an index. Unless otherwise indicated,        publicinfo@sec.gov. The SEC file numbers
o Prices of equity securities change in      index results include reinvested             for the Fund are 811-01540 and 002-27334.
response to many factors including the       dividends, and they do not reflect sales
historical and prospective earnings of       charges. Performance of an index of          A description of the policies and
the issuer, the value of its assets,         funds reflects fund expenses;                procedures that the Fund uses to
general economic conditions, interest        performance of a market index does not.      determine how to vote proxies relating
rates, investor perceptions and market                                                    to portfolio securities is available
liquidity.                                   OTHER INFORMATION                            without charge, upon request, from our
                                                                                          Client Services department at
o The values of convertible securities       o The returns shown in the management's      800-959-4246 or on the AIM Web site,
in which the Fund invests may be             discussion of Fund performance are based     AIMinvestments.com. On the home page,
affected by market interest rates, the       on net asset values calculated for           scroll down and click on AIM Funds Proxy
risk that the issuer may default on          shareholder transactions. Generally          Policy. The information is also
interest or principal payments and the       accepted accounting principles require       available on the SEC Web site, sec.gov.
value of the underlying common stock         adjustments to be made to the net assets
into which these securities may be           of the Fund at period end for financial      Information regarding how the Fund voted
converted.                                   reporting purposes, and as such, the net     proxies related to its portfolio
                                             asset values for shareholder                 securities during the 12 months ended
o Debt securities are particularly           transactions and the returns based on        June 30, 2006, is available at our Web
vulnerable to credit risk and interest       those net asset values may differ from       site. Go to AIMinvestments.com, access
rate fluctuations.                           the net asset values and returns             the About Us tab, click on Required
                                             reported in the Financial Highlights.        Notices and then click on Proxy Voting
o Because a large percentage of the                                                       Activity. Next, select the Fund from the
Fund's assets may be invested in a                                                        drop-down menu. The information is also
limited number of securities, a change                                                    available on the SEC Web site, sec.gov.
in the value of these securities could
significantly affect the value of your
investment in the Fund.                                                                   ========================================

                                                                                          FUND NASDAQ SYMBOLS
================================================================================
                                                                                          Class A Shares                   MDCAX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class B Shares                   MDCBX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class C Shares                   MDCVX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class R Shares                   MDCRX

================================================================================          ========================================
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NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM MID CAP BASIC VALUE FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark-- :

                    We're pleased to provide you with this report, which
                    includes a discussion of how your Fund was managed during
  [GRAHAM           the period under review in this report, and what factors
   PHOTO]           affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
ROBERT H. GRAHAM    Markets change--and change often--in the short term. The
                    first six months of 2006 were a perfect example. Domestic
                    and global equity markets were generally strong during the early months of the period, but they became considerably
                    more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:
  [TAYLOR
   PHOTO]           o  Amid signs of rising inflation, the U.S. Federal Reserve
                       Board continued to raise interest rates in response to inflation risks.
PHILLIP TAYLOR
                    o  The dollar remained weak, making imports more expensive and thereby raising inflation.

                    o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM                 /s/ PHILIP TAYLOR

                    Robert H. Graham                     Philip Taylor
                    Vice Chair -- AIM Funds              President -- AIM Funds
                    Chair, AIM Investments               CEO, AIM Investments


                    August 10, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.


                                       1
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AIM MID CAP BASIC VALUE FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
  [CROCKETT         A I M Advisors, Inc. (AIM) to make certain your interests
    PHOTO]          are being served in terms of fees, performance and
                    operations.

                       Looking ahead, your Board finds many reasons to be
                    positive about AIM's management and strategic direction.
BRUCE L. CROCKETT   Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7--8.


                                       2
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AIM MID CAP BASIC VALUE FUND

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MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               MARKET CONDITIONS AND YOUR FUND

=====================================================================================     The equity markets were mixed during the
                                                                                          first half of 2006 amid continued
PERFORMANCE SUMMARY                          ========================================     investor concerns regarding rising
                                                                                          interest rates and oil prices and their
For the six months ended June 30, 2006,      FUND VS. INDEXES                             potential negative effects on economic
and excluding applicable sales charges,                                                   growth, inflation, consumer spending and
AIM Mid Cap Basic Value Fund                 CUMULATIVE TOTAL RETURNS,                    corporate profits. In general,
underperformed the S&P 500 Index, the        12/31/05--6/30/06 EXCLUDING APPLICABLE       telecommunication services and energy
Russell Midcap Value Index and the           SALES CHARGES. IF SALES CHARGES WERE         stocks performed strongly for the period
Lipper Mid-Cap Value Fund Index.             INCLUDED, RETURNS WOULD BE LOWER.            while IT and health care stocks were
                                                                                          weak.
   The Fund's underperformance was           Class A Shares                    -2.69%
attributable to an unusual number of                                                         ORIENT-EXPRESS HOTELS, WATERS,
relative underperforming investments.        Class B Shares                    -3.05      AMERICAN STANDARD and JACKSON HEWITT TAX
The largest detractors from Fund                                                          SERVICE were among the biggest
performance were the result of negative      Class C Shares                    -3.05      contributors to Fund performance during
short-term sentiment or weak interim                                                      the reporting period. Orient-Express
results that, in our opinion, had no         Class R Shares                    -2.84      Hotels' stock performed well as
impact on their estimated intrinsic                                                       management reported favorable booking
values. The Fund received below-market       S&P 500 Index (Broad Market Index) 2.71      trends in Europe for the peak
returns from selected investments in the                                                  spring/summer season. In addition,
information technology (IT), consumer        Russell Midcap Value Index                   investors began to recognize the value
discretionary and materials sectors.         (Style-Specific Index)             7.02      of undeveloped land owned by the company
Above-market contributors to performance                                                  near its luxury hotels, which management
                                             Lipper Mid-Cap Value Fund Index              has said it plans to develop. Jackson
                                             (Peer Group Index)                 4.41      Hewitt Tax Service performed well due to
                                                                                          investor enthusiasm about the strength
                                             SOURCE: LIPPER INC.                          of the company's 2006 tax season and its
                                                                                          new growth plans.
                                             ========================================
                                                                                             The Fund's largest detractors from
                                             came from selected consumer                  performance were enterprise software
                                             discretionary, health care and               firm CA, advertising and marketing
                                             industrials holdings.                        conglomerate INTERPUBLIC GROUP, paper
                                                                                          packaging company SMURFIT-STONE
                                                Your Fund's long-term performance         CONTAINER and BRUNSWICK. CA's stock
                                             appears on page 5.                           declined during the reporting period as
                                                                                          a result of investor concerns regarding
=====================================================================================     high level management turnover, a weaker
                                                                                          than expected operating quarter and a
HOW WE INVEST                                that we believe have extensive empirical     stock options issue.
                                             evidence:
We seek to create wealth by maintaining
a long-term investment horizon and           o Companies have a measurable estimated
investing in companies that are selling      intrinsic value. Importantly, this
at a significant discount to their           estimated fair value is independent of
estimated intrinsic value--a value that      the company's stock price.
is based on the estimated future cash
flows generated by the business. The         o Market prices are more volatile than
Fund's philosophy is based on two            business values, partly because
elements                                     investors regularly overreact to
                                             negative news.

                                                                                                                         (continued)

========================================     ========================================     ==========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                          TOP 10 EQUITY HOLDINGS*
By sector
                                             1. Oil & Gas Drilling             7.4%         1. American Standard Cos. Inc.      3.5%

              [PIE CHART]                    2. Data Processing & Outsourced                2. Molson Coors Brewing Co.
Health Care                        11.3%        Services                       7.1             --Class B                        3.3

Energy                             10.3%     3. Thrifts & Mortgage Finance     6.9          3. Interpublic Group of Cos., Inc.
                                                                                               (The)                            3.2
Materials                           7.8%     4. Life & Health Insurance        4.6
                                                                                            4. ACE Ltd.                         3.1
Consumer Staples                    7.1%     5. Managed Health Care            4.3

Industrials                         6.5%                                                    5. DST Systems, Inc.                3.1
                                             TOTAL NET ASSETS       $235.3 MILLION
Money Market Funds Plus                                                                     6. Chicago Bridge & Iron Co.
Other Assets Less Liabilities       4.4%     TOTAL NUMBER OF HOLDINGS*          46             N.V.--New York Shares            3.0

Financials                         24.4%                                                    7. McKesson Corp.                   3.0

Consumer Discretionary             14.9%                                                    8. Cemex S.A. de C.V.--ADR (Mexico) 3.0

Information Technology             13.3%                                                    9. MacDermid, Inc.                  2.9

                                                                                           10. Pride International, Inc.        2.8

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     ==========================================
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
AIM MID CAP BASIC VALUE FUND                 IN CLOSING                                                     BRET W. STANLEY,
                                                                                             [STANLEY       Chartered Financial
Nonetheless, our intrinsic value             As managers and shareholders, we know a          PHOTO]        Analyst, senior
estimate for CA remained unchanged.          long-term investment horizon and                               portfolio manager, is
                                             attractive portfolio estimated intrinsic                       lead manager of AIM
   Stocks of companies undergoing            value content are critical to creating       Mid Cap Basic Value Fund. Before joining
multi-year restructuring situations are      wealth. But we understand maintaining a      AIM in 1998, Mr. Stanley served as a
often subject to short-term periods of       long-term investment horizon is a            vice president and portfolio manager and
underperformance. Interpublic Group is       challenge. Empirical evidence reveals        managed growth and income, equity income
undergoing such a restructuring. With a      short-term behavior by both portfolio        and value portfolios. He began his
new management team and its accounting       managers and fund shareholders can often     investment career in 1988. Mr. Stanley
restatement complete, we believe the         dilute investors' actual returns.            earned a B.B.A. in finance from The
company could improve its margins over                                                    University of Texas at Austin and an
the next several years and we believed          One recent study estimated the            M.S. in finance from the University of
the stock was undervalued.                   combined effects of short-term activity      Houston.
                                             and expenses have caused investors to
   During the reporting period, we sold      underperform the broad market by 5% per                        R. CANON COLEMAN II,
the Fund's remaining shares in LEXMARK       year over a 20-year period. Over the           [COLEMAN II     Chartered Financial
INTERNATIONAL and WELLPOINT based on         past 25 years, the average holding                PHOTO]       Analyst, portfolio
valuation and other portfolio                period for a typical stock declined from                       manager, is manager of
considerations. We initiated new             more than three years to less than 12                          AIM Mid Cap Basic
positions in UNITEDHEALTH GROUP, FANNIE      months. Considering this market              Value Fund. He joined AMVESCAP in 1999
MAE, SEALY, MASSEY ENERGY, EPICOR            backdrop, your Fund is doing something       and worked with fund managers throughout
SOFTWARE and TECHNIP-COFLEXIP.               different and old fashioned--investing       the company before joining AIM in 2000.
                                             for the long term. Our strategy of           He previously worked as a certified
PORTFOLIO ASSESSMENT                         buying stocks that we consider to be         public accountant. Mr. Coleman earned a
                                             undervalued and avoiding the rest is         B.S. and an M.S. in accounting from the
We believe the single most important         based on common sense.                       University of Florida. He also earned an
indicator of the way AIM Mid Cap Basic                                                    M.B.A. from the Wharton School at the
Value Fund is positioned for potential          We remain optimistic about AIM Mid        University of Pennsylvania.
success is not our historical investment     Cap Basic Value Fund's portfolio. As
results or popular statistical measures,     always, we are continually searching for                       MATTHEW W.
but the portfolio's estimated intrinsic      opportunities to increase our estimate        [SEINSHEIMER     SEINSHEIMER, Chartered
value. Our unique valuation model allows     of the portfolio's intrinsic value. In           PHOTO]        Financial Analyst,
us to regularly estimate the intrinsic       the meantime, we thank you for your                            senior portfolio
value of each holding in the                 investment and for sharing our long-term                       manager, is manager of
portfolio--and to estimate the intrinsic     horizon.                                     AIM Mid Cap Basic Value Fund. He began
value of the entire Fund.                                                                 his investment career in 1992 as a
                                             THE VIEWS AND OPINIONS EXPRESSED IN          fixed-income trader. He later served as
   At the close of the reporting period      MANAGEMENT'S DISCUSSION OF FUND              a portfolio manager on both fixed-income
and in our opinion the difference            PERFORMANCE ARE THOSE OF A I M ADVISORS,     and equity portfolios. Mr. Seinsheimer
between the market price and the             INC. THESE VIEWS AND OPINIONS ARE            joined AIM as a senior analyst in 1998.
estimated intrinsic value of the             SUBJECT TO CHANGE AT ANY TIME BASED ON       He earned a B.B.A. from Southern
portfolio was above our estimate of the      FACTORS SUCH AS MARKET AND ECONOMIC          Methodist University and an M.B.A. from
Fund's historical average. Moreover, we      CONDITIONS. THESE VIEWS AND OPINIONS MAY     The University of Texas at Austin.
believed our estimate of the Fund's          NOT BE RELIED UPON AS INVESTMENT ADVICE
intrinsic value content was                  OR RECOMMENDATIONS, OR AS AN OFFER FOR A                       MICHAEL J. SIMON,
significantly greater than what we           PARTICULAR SECURITY. THE INFORMATION IS         [SIMON         Chartered Financial
believe was available in the broad           NOT A COMPLETE ANALYSIS OF EVERY ASPECT         PHOTO]         Analyst, senior
market. While there is no assurance that     OF ANY MARKET, COUNTRY, INDUSTRY,                              portfolio manager, is
market value will ever reflect our           SECURITY OR THE FUND. STATEMENTS OF FACT                       manager of AIM Mid Cap
estimate of the portfolio's intrinsic        ARE FROM SOURCES CONSIDERED RELIABLE,                          Basic Value Fund. He
value, as managers and shareholders we       BUT A I M ADVISORS, INC. MAKES NO            began his investment career in 1989 and
believe this provides the best               REPRESENTATION OR WARRANTY AS TO THEIR       joined AIM in 2001. Before joining AIM,
indication that your Fund is positioned      COMPLETENESS OR ACCURACY. ALTHOUGH           he worked as a vice president, equity
to potentially achieve its objective of      HISTORICAL PERFORMANCE IS NO GUARANTEE       analyst and portfolio manager. Mr. Simon
long-term growth of capital.                 OF FUTURE RESULTS, THESE INSIGHTS MAY        earned a B.B.A. in finance from Texas
                                             HELP YOU UNDERSTAND OUR INVESTMENT           Christian University and an M.B.A. from
                                             MANAGEMENT PHILOSOPHY.                       the University of Chicago.

                                                                                             Assisted by the Basic Value Team
                                                   See important Fund and index
                                              disclosures on the inside front cover.               [RIGHT ARROW GRAPHIC]

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE
                                                                                          PAGE 5.
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                                       4

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AIM MID CAP BASIC VALUE FUND


YOUR FUND'S LONG-TERM PERFORMANCE

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
========================================
AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/06, including applicable
sales charges

CLASS A SHARES
Inception (12/31/01)              6.58%
 1 Year                           -0.63

CLASS B SHARES
Inception (12/31/01)              6.85%
 1 Year                           -0.73

CLASS C SHARES
Inception (12/31/01)              7.18%
 1 Year                           3.27

CLASS R SHARES
Inception                         7.74%
 1 Year                           4.78



CLASS R SHARES' INCEPTION DATE IS APRIL      RECENT MONTH-END PERFORMANCE.                CLASS B SHARES DECLINES FROM 5%
30, 2004. RETURNS SINCE THAT DATE ARE        PERFORMANCE FIGURES REFLECT REINVESTED       BEGINNING AT THE TIME OF PURCHASE TO 0%
HISTORICAL RETURNS. ALL OTHER RETURNS        DISTRIBUTIONS, CHANGES IN NET ASSET          AT THE BEGINNING OF THE SEVENTH YEAR.
ARE BLENDED RETURNS OF HISTORICAL CLASS      VALUE AND THE EFFECT OF THE MAXIMUM          THE CDSC ON CLASS C SHARES IS 1% FOR THE
R SHARE PERFORMANCE AND RESTATED CLASS A     SALES CHARGE UNLESS OTHERWISE STATED.        FIRST YEAR AFTER PURCHASE. CLASS R
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PERFORMANCE FIGURES DO NOT REFLECT           SHARES DO NOT HAVE A FRONT-END SALES
THE INCEPTION DATE OF CLASS R SHARES) AT     DEDUCTION OF TAXES A SHAREHOLDER WOULD       CHARGE; RETURNS SHOWN ARE AT NET ASSET
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PAY ON FUND DISTRIBUTIONS OR SALE OF         VALUE AND DO NOT REFLECT A 0.75% CDSC
HIGHER RULE 12b-1 FEES APPLICABLE TO         FUND SHARES. INVESTMENT RETURN AND           THAT MAY BE IMPOSED ON A TOTAL
CLASS R SHARES. CLASS A SHARES'              PRINCIPAL VALUE WILL FLUCTUATE SO THAT       REDEMPTION OF RETIREMENT PLAN ASSETS
INCEPTION DATE IS DECEMBER 31, 2001.         YOU MAY HAVE A GAIN OR LOSS WHEN YOU         WITHIN THE FIRST YEAR.
                                             SELL SHARES.
   THE PERFORMANCE DATA QUOTED REPRESENT                                                     THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE           CLASS A SHARE PERFORMANCE REFLECTS        CLASSES WILL DIFFER PRIMARILY DUE TO
COMPARABLE FUTURE RESULTS; CURRENT           THE MAXIMUM 5.50% SALES CHARGE, AND          DIFFERENT SALES CHARGE STRUCTURES AND
PERFORMANCE MAY BE LOWER OR HIGHER.          CLASS B AND CLASS C SHARE PERFORMANCE        CLASS EXPENSES.
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      REFLECTS THE APPLICABLE CONTINGENT
MOST                                         DEFERRED SALES CHARGE (CDSC) FOR THE
                                             PERIOD INVOLVED. THE CDSC ON
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                                       5

AIM MID CAP BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

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
EXAMPLE                                      together with the amount you invested,          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             to estimate the expenses that you paid       EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      over the period. Simply divide your          ACTUAL ENDING ACCOUNT BALANCE OR
two types of costs: (1) transaction          account value by $1,000 (for example, an     EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, which may include sales charges       $8,600 account value divided by $1,000 =     MAY USE THIS INFORMATION TO COMPARE THE
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ONGOING COSTS OF INVESTING IN THE FUND
deferred sales charges on redemptions;       number in the table under the heading        AND OTHER FUNDS. TO DO SO, COMPARE THIS
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% HYPOTHETICAL EXAMPLE WITH THE 5%
ongoing costs, including management          Period" to estimate the expenses you         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
fees; distribution and/or service fees       paid on your account during this period.     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
January 1, 2006, through June 30, 2006.      before expenses, which is not the Fund's     information is useful in comparing
                                             actual return. The Fund's actual             ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset        you determine the relative total costs
                                             value after expenses for the six months      of owning different funds. In addition,
The table below provides information         ended June 30, 2006, appear in the table     if these transactional costs were
about actual account values and actual       "Fund vs. Indexes" on page 3.                included, your costs would have been
expenses. You may use the information in                                                  higher.
this table,

====================================================================================================================================

                                                   ACTUAL                         HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING            ENDING               EXPENSES         ENDING              EXPENSES          ANNUALIZED
SHARE          ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE         PAID DURING         EXPENSE
CLASS            (1/1/06)          (6/30/06)(1)            PERIOD(2)       (6/30/06)            PERIOD(2)           RATIO
  A             $1,000.00            $973.10               $ 7.39          $1,017.31            $ 7.55               1.51%
  B              1,000.00             969.50                11.04           1,013.59             11.28               2.26
  C              1,000.00             969.50                11.04           1,013.59             11.28               2.26
  R              1,000.00             971.60                 8.60           1,016.07              8.80               1.76


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================


                                                                                            [ARROW     For More Information Visit
                                                                                            BUTTON        AIMinvestments.com
                                                                                            IMAGE]

AIM MID CAP BASIC VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Funds Group     o The quality of services to be provided     o Meetings with the Fund's portfolio
(the "Board") oversees the management of     by AIM. The Board reviewed the               managers and investment personnel. With
AIM Mid Cap Basic Value Fund (the            credentials and experience of the            respect to the Fund, the Board is
"Fund") and, as required by law,             officers and employees of AIM who will       meeting periodically with such Fund's
determines annually whether to approve       provide investment advisory services to      portfolio managers and/or other
the continuance of the Fund's advisory       the Fund. In reviewing the                   investment personnel and believes that
agreement with A I M Advisors, Inc.          qualifications of AIM to provide             such individuals are competent and able
("AIM"). Based upon the recommendation       investment advisory services, the Board      to continue to carry out their
of the Investments Committee of the          considered such issues as AIM's              responsibilities under the Advisory
Board, at a meeting held on June 27,         portfolio and product review process,        Agreement.
2006, the Board, including all of the        various back office support functions
independent trustees, approved the           provided by AIM and AIM's equity and         o Overall performance of AIM. The Board
continuance of the advisory agreement        fixed income trading operations. Based       considered the overall performance of
(the "Advisory Agreement") between the       on the review of these and other             AIM in providing investment advisory and
Fund and AIM for another year, effective     factors, the Board concluded that the        portfolio administrative services to the
July 1, 2006.                                quality of services to be provided by        Fund and concluded that such performance
                                             AIM was appropriate and that AIM             was satisfactory.
   The Board considered the factors          currently is providing satisfactory
discussed below in evaluating the            services in accordance with the terms of     o Fees relative to those of clients of
fairness and reasonableness of the           the Advisory Agreement.                      AIM with comparable investment
Advisory Agreement at the meeting on                                                      strategies. The Board noted that AIM
June 27, 2006 and as part of the Board's     o The performance of the Fund relative       does not serve as an advisor to other
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      mutual funds or other clients with
deliberations, the Board and the             the performance of the Fund during the       investment strategies comparable to
independent trustees did not identify        past one and three calendar years            those of the Fund.
any particular factor that was               against the performance of funds advised
controlling, and each trustee attributed     by other advisors with investment            o Fees relative to those of comparable
different weights to the various             strategies comparable to those of the        funds with other advisors. The Board
factors.                                     Fund. The Board noted that the Fund's        reviewed the advisory fee rate for the
                                             performance was above the median             Fund under the Advisory Agreement. The
   One responsibility of the independent     performance of such comparable funds for     Board compared effective contractual
Senior Officer of the Fund is to manage      the one year period and below such           advisory fee rates at a common asset
the process by which the Fund's proposed     median performance for the three year        level at the end of the past calendar
management fees are negotiated to ensure     period. Based on this review and after       year and noted that the Fund's rate was
that they are negotiated in a manner         taking account of all of the other           comparable to the median rate of the
which is at arms' length and reasonable.     factors that the Board considered in         funds advised by other advisors with
To that end, the Senior Officer must         determining whether to continue the          investment strategies comparable to
either supervise a competitive bidding       Advisory Agreement for the Fund, the         those of the Fund that the Board
process or prepare an independent            Board concluded that no changes should       reviewed. The Board noted that AIM has
written evaluation. The Senior Officer       be made to the Fund and that it was not      agreed to waive advisory fees of the
has recommended an independent written       necessary to change the Fund's portfolio     Fund and to limit the Fund's total
evaluation in lieu of a competitive          management team at this time. Although       operating expenses, as discussed below.
bidding process and, upon the direction      the independent written evaluation of        Based on this review, the Board
of the Board, has prepared such an           the Fund's Senior Officer (discussed         concluded that the advisory fee rate for
independent written evaluation. Such         below) only considered Fund performance      the Fund under the Advisory Agreement
written evaluation also considered           through the most recent calendar year,       was fair and reasonable.
certain of the factors discussed below.      the Board also reviewed more recent Fund
In addition, as discussed below, the         performance, which did not change their      o Expense limitations and fee waivers.
Senior Officer made a recommendation to      conclusions.                                 The Board noted that AIM has
the Board in connection with such                                                         contractually agreed to waive advisory
written evaluation.                          o The performance of the Fund relative       fees of the Fund through December 31,
                                             to indices. The Board reviewed the           2009 to the extent necessary so that the
   The discussion below serves as a          performance of the Fund during the past      advisory fees payable by the Fund do not
summary of the Senior Officer's              one and three calendar years against the     exceed a specified maximum advisory fee
independent written evaluation and           performance of the Lipper Mid-Cap Value      rate, which maximum rate includes
recommendation to the Board in               Index. The Board noted that the Fund's       breakpoints and is based on net asset
connection therewith, as well as a           performance was above the performance of     levels. The Board considered the
discussion of the material factors and       such Index for the one year period and       contractual nature of this fee waiver
the conclusions with respect thereto         comparable to such Index for the three       and noted that it remains in effect
that formed the basis for the Board's        year period. Based on this review and        until December 31, 2009. The Board also
approval of the Advisory Agreement.          after taking account of all of the other     noted that AIM has voluntarily agreed to
After consideration of all of the            factors that the Board considered in         waive fees and/or limit expenses of the
factors below and based on its informed      determining whether to continue the          Fund in an amount necessary to limit
business judgment, the Board determined      Advisory Agreement for the Fund, the         total annual operating expenses to a
that the Advisory Agreement is in the        Board concluded that no changes should       specified percentage of average daily
best interests of the Fund and its           be made to the Fund and that it was not      net assets for each class of the Fund.
shareholders and that the compensation       necessary to change the Fund's portfolio     The Board considered the voluntary
to AIM under the Advisory Agreement is       management team at this time. Although       nature of this fee waiver/expense
fair and reasonable and would have been      the independent written evaluation of        limitation and noted that it can be
obtained through arm's length                the Fund's Senior Officer (discussed         terminated at any time by AIM without
negotiations.                                below) only considered Fund performance      further notice to investors. The Board
                                             through the most recent calendar year,       considered the effect these fee
   Unless otherwise stated, information      the Board also reviewed more recent Fund     waivers/expense limitations would have
presented below is as of June 27, 2006       performance, which did not change their      on the Fund's estimated expenses and
and does not reflect any changes that        conclusions.                                 concluded that the levels of fee
may have occurred since June 27, 2006,                                                    waivers/expense limitations for the Fund
including but not limited to changes to                                                   were fair and reasonable.
the Fund's performance, advisory fees,
expense limitations and/or fee waivers.

o The nature and extent of the advisory
services to be provided by AIM. The
Board reviewed the services to be
provided by AIM under the Advisory
Agreement. Based on such review, the
Board concluded that the range of
services to be provided by AIM under the
Advisory Agreement was appropriate and
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.
                                                                                                                         (continued)

AIM MID CAP BASIC VALUE FUND

o Breakpoints and economies of scale.        order to assist the Board in determining     by AIM and its affiliates, such as
The Board reviewed the structure of the      the reasonableness of the proposed           administrative, transfer agency and
Fund's advisory fee under the Advisory       management fees of the AIM Funds,            distribution services, and the fees
Agreement, noting that it includes two       including the Fund. The Board noted that     received by AIM and its affiliates for
breakpoints. The Board reviewed the          the Senior Officer's written evaluation      performing such services. In addition to
level of the Fund's advisory fees, and       had been relied upon by the Board in         reviewing such services, the trustees
noted that such fees, as a percentage of     this regard in lieu of a competitive         also considered the organizational
the Fund's net assets, would decrease as     bidding process. In determining whether      structure employed by AIM and its
net assets increase because the Advisory     to continue the Advisory Agreement for       affiliates to provide those services.
Agreement includes breakpoints. The          the Fund, the Board considered the           Based on the review of these and other
Board noted that, due to the Fund's          Senior Officer's written evaluation and      factors, the Board concluded that AIM
asset levels at the end of the past          the recommendation made by the Senior        and its affiliates were qualified to
calendar year and the way in which the       Officer to the Board that the Board          continue to provide non-investment
advisory fee breakpoints have been           consider whether the advisory fee            advisory services to the Fund, including
structured, the Fund has yet to benefit      waivers for certain equity AIM Funds,        administrative, transfer agency and
from the breakpoints. The Board noted        including the Fund, should be                distribution services, and that AIM and
that AIM has contractually agreed to         simplified. The Board concluded that it      its affiliates currently are providing
waive advisory fees of the Fund through      would be advisable to consider this          satisfactory non-investment advisory
December 31, 2009 to the extent              issue and reach a decision prior to the      services.
necessary so that the advisory fees          expiration date of such advisory fee
payable by the Fund do not exceed a          waivers.                                     o Other factors and current trends. The
specified maximum advisory fee rate,                                                      Board considered the steps that AIM and
which maximum rate includes breakpoints      o Profitability of AIM and its               its affiliates have taken over the last
and is based on net asset levels. The        affiliates. The Board reviewed               several years, and continue to take, in
Board concluded that the Fund's fee          information concerning the profitability     order to improve the quality and
levels under the Advisory Agreement          of AIM's (and its affiliates')               efficiency of the services they provide
therefore would reflect economies of         investment advisory and other activities     to the Funds in the areas of investment
scale at higher asset levels and that it     and its financial condition. The Board       performance, product line
was not necessary to change the advisory     considered the overall profitability of      diversification, distribution, fund
fee breakpoints in the Fund's advisory       AIM, as well as the profitability of AIM     operations, shareholder services and
fee schedule.                                in connection with managing the Fund.        compliance. The Board concluded that
                                             The Board noted that AIM's operations        these steps taken by AIM have improved,
o Investments in affiliated money market     remain profitable, although increased        and are likely to continue to improve,
funds. The Board also took into account      expenses in recent years have reduced        the quality and efficiency of the
the fact that uninvested cash and cash       AIM's profitability. Based on the review     services AIM and its affiliates provide
collateral from securities lending           of the profitability of AIM's and its        to the Fund in each of these areas, and
arrangements, if any (collectively,          affiliates' investment advisory and          support the Board's approval of the
"cash balances") of the Fund may be          other activities and its financial           continuance of the Advisory Agreement
invested in money market funds advised       condition, the Board concluded that the      for the Fund.
by AIM pursuant to the terms of an SEC       compensation to be paid by the Fund to
exemptive order. The Board found that        AIM under its Advisory Agreement was not
the Fund may realize certain benefits        excessive.
upon investing cash balances in AIM
advised money market funds, including a      o Benefits of soft dollars to AIM. The
higher net return, increased liquidity,      Board considered the benefits realized
increased diversification or decreased       by AIM as a result of brokerage
transaction costs. The Board also found      transactions executed through "soft
that the Fund will not receive reduced       dollar" arrangements. Under these
services if it invests its cash balances     arrangements, brokerage commissions paid
in such money market funds. The Board        by the Fund and/or other funds advised
noted that, to the extent the Fund           by AIM are used to pay for research and
invests uninvested cash in affiliated        execution services. This research may be
money market funds, AIM has voluntarily      used by AIM in making investment
agreed to waive a portion of the             decisions for the Fund. The Board
advisory fees it receives from the Fund      concluded that such arrangements were
attributable to such investment. The         appropriate.
Board further determined that the
proposed securities lending program and      o AIM's financial soundness in light of
related procedures with respect to the       the Fund's needs. The Board considered
lending Fund is in the best interests of     whether AIM is financially sound and has
the lending Fund and its respective          the resources necessary to perform its
shareholders. The Board therefore            obligations under the Advisory
concluded that the investment of cash        Agreement, and concluded that AIM has
collateral received in connection with       the financial resources necessary to
the securities lending program in the        fulfill its obligations under the
money market funds according to the          Advisory Agreement.
procedures is in the best interests of
the lending Fund and its respective          o Historical relationship between the
shareholders.                                Fund and AIM. In determining whether to
                                             continue the Advisory Agreement for the
o Independent written evaluation and         Fund, the Board also considered the
recommendations of the Fund's Senior         prior relationship between AIM and the
Officer. The Board noted that, upon          Fund, as well as the Board's knowledge
their direction, the Senior Officer of       of AIM's operations, and concluded that
the Fund, who is independent of AIM and      it was beneficial to maintain the
AIM's affiliates, had prepared an            current relationship, in part, because
independent written evaluation in            of such knowledge. The Board also
                                             reviewed the general nature of the
                                             non-investment advisory services
                                             currently performed

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM MID CAP BASIC VALUE FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception                       8.23%        REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    1 Year                        5.70         INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         6 Months*                    -2.39         WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,                                                   REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        MONTH-END PERFORMANCE, PLEASE CALL
                                             DATE IS APRIL 30, 2004. RETURNS SINCE        800-451-4246 OR VISIT
                                             THAT DATE ARE HISTORICAL RETURNS. ALL        AIMINVESTMENTS.COM.
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS DECEMBER 31,
                                             2001.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. PERFORMANCE OF INSTITUTIONAL
                                             CLASS SHARES WILL DIFFER FROM
                                             PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.













=======================================
NASDAQ SYMBOL                  MDICX
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    MCBV-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             example, an $8,600 account value divided     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management fees     result by the number in the table under      EXPENSES YOU PAID FOR THE PERIOD. YOU
and other Fund expenses. This example is     the heading entitled "Actual Expenses        MAY USE THIS INFORMATION TO COMPARE THE
intended to help you understand your         Paid During Period" to estimate the          ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs (in dollars) of investing      expenses you paid on your account during     AND OTHER FUNDS. TO DO SO, COMPARE THIS
in the Fund and to compare these costs       this period.                                 5% HYPOTHETICAL EXAMPLE WITH THE 5%
with ongoing costs of investing in other                                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period January 1, 2006, through       The table below also provides                in the table are meant to highlight your
June 30, 2006.                               information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2006,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                    ACTUAL                          HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING             EXPENSES        ENDING             EXPENSES          ANNUALIZED
    SHARE            ACCOUNT VALUE     ACCOUNT VALUE        PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
    CLASS               (1/1/06)       (6/30/06)(1)          PERIOD(2)      (6/30/06)           PERIOD(2)           RATIO
Institutional          $1,000.00         $976.10              $4.51         $1,020.23             $4.61             0.92%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================


AIMinvestments.com    MCBV-INS-2    A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)


                                           SHARES         VALUE
--------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-95.55%

ADVERTISING-3.20%

Interpublic Group of Cos., Inc.
  (The)(a)(b)                               901,787    $  7,529,921
====================================================================

APPAREL RETAIL-4.29%

Gap, Inc. (The)                             286,911       4,992,251
--------------------------------------------------------------------
TJX Cos., Inc. (The)                        223,268       5,103,907
====================================================================
                                                         10,096,158
====================================================================

APPLICATION SOFTWARE-2.04%

Epicor Software Corp.(b)                    456,320       4,805,050
====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.09%

Waddell & Reed Financial, Inc.-Class A      239,569       4,925,539
====================================================================

BREWERS-3.30%

Molson Coors Brewing Co.-Class B            114,449       7,768,798
====================================================================

BUILDING PRODUCTS-3.46%

American Standard Cos. Inc.                 187,958       8,132,943
====================================================================

COAL & CONSUMABLE FUELS-1.75%

Massey Energy Co.                           114,469       4,120,884
====================================================================

CONSTRUCTION & ENGINEERING-3.03%

Chicago Bridge & Iron Co. N.V.-New York
  Shares                                    295,000       7,124,250
====================================================================

CONSTRUCTION MATERIALS-2.95%

Cemex S.A. de C.V.-ADR (Mexico)(b)          121,915       6,945,498
====================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-7.08%

BISYS Group, Inc. (The)(b)                  198,033       2,713,052
--------------------------------------------------------------------
Ceridian Corp.(b)                            99,940       2,442,534
--------------------------------------------------------------------
DST Systems, Inc.(b)                        123,014       7,319,333
--------------------------------------------------------------------
Fidelity National Information Services,
  Inc.                                      116,950       4,140,030
--------------------------------------------------------------------
Syntel, Inc.                                  2,541          51,989
====================================================================
                                                         16,666,938
====================================================================

FOOD RETAIL-1.14%

Kroger Co. (The)                            123,098       2,690,922
====================================================================

HEALTH CARE DISTRIBUTORS-3.02%

McKesson Corp.                              150,091       7,096,303
====================================================================

HEALTH CARE FACILITIES-1.29%

Universal Health Services, Inc.-Class B      60,286       3,029,974
====================================================================

HOTELS, RESORTS & CRUISE LINES-0.84%

Orient-Express Hotels Ltd.-Class A
  (Bermuda)                                  50,753       1,971,247
====================================================================

                                           SHARES         VALUE
--------------------------------------------------------------------


HOUSEWARES & SPECIALTIES-1.55%

Sealy Corp.(b)                              275,000    $  3,649,250
====================================================================

INSURANCE BROKERS-2.80%

Aon Corp.                                   189,137       6,585,750
====================================================================

LEISURE PRODUCTS-2.18%

Brunswick Corp.                             154,317       5,131,040
====================================================================

LIFE & HEALTH INSURANCE-4.58%

Nationwide Financial Services,
  Inc.-Class A                              131,236       5,784,883
--------------------------------------------------------------------
Protective Life Corp.                       107,108       4,993,375
====================================================================
                                                         10,778,258
====================================================================

LIFE SCIENCES TOOLS & SERVICES-2.71%

Waters Corp.(b)                             143,408       6,367,315
====================================================================

MANAGED HEALTH CARE-4.34%

Aetna Inc.                                   92,119       3,678,311
--------------------------------------------------------------------
UnitedHealth Group Inc.                     145,842       6,530,805
====================================================================
                                                         10,209,116
====================================================================

MULTI-LINE INSURANCE-1.64%

Genworth Financial Inc.-Class A             110,537       3,851,109
====================================================================

OIL & GAS DRILLING-7.43%

Nabors Industries Ltd.(b)                   133,302       4,504,274
--------------------------------------------------------------------
Pride International, Inc.(b)                213,000       6,651,990
--------------------------------------------------------------------
Todco-Class A                               154,722       6,320,394
====================================================================
                                                         17,476,658
====================================================================

OIL & GAS EQUIPMENT & SERVICES-1.08%

Technip S.A. (France)                        46,000       2,548,010
====================================================================

PACKAGED FOODS & MEATS-2.65%

Cadbury Schweppes PLC-ADR (United
  Kingdom)                                  160,568       6,233,250
====================================================================

PAPER PACKAGING-1.91%

Smurfit-Stone Container Corp.(b)            409,788       4,483,081
====================================================================

PROPERTY & CASUALTY INSURANCE-3.11%

ACE Ltd.                                    144,822       7,326,545
====================================================================

REGIONAL BANKS-3.25%

Cullen/Frost Bankers, Inc.                   51,673       2,960,863
--------------------------------------------------------------------
Zions Bancorp                                60,094       4,683,726
====================================================================
                                                          7,644,589
====================================================================

RESTAURANTS-1.61%

OSI Restaurant Partners, Inc.               109,494       3,788,492
====================================================================


                                           SHARES         VALUE
--------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-1.99%

Brooks Automation, Inc.(b)                  395,999    $  4,672,788
====================================================================

SPECIALIZED CONSUMER SERVICES-1.25%

Jackson Hewitt Tax Service Inc.              94,006       2,947,088
====================================================================

SPECIALTY CHEMICALS-2.90%

MacDermid, Inc.                             237,287       6,833,866
====================================================================

SYSTEMS SOFTWARE-2.21%

CA Inc.                                     253,439       5,208,171
====================================================================

THRIFTS & MORTGAGE FINANCE-6.88%

Fannie Mae                                   96,290       4,631,549
--------------------------------------------------------------------
Federal Agricultural Mortgage
  Corp.-Class C(a)                          104,131       2,884,429
--------------------------------------------------------------------
MGIC Investment Corp.                        75,900       4,933,500
--------------------------------------------------------------------
Radian Group Inc.                            60,454       3,734,848
====================================================================
                                                         16,184,326
====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $189,506,781)                     224,823,127
====================================================================

                                           SHARES         VALUE
--------------------------------------------------------------------


MONEY MARKET FUNDS-4.22%

Liquid Assets Portfolio-Institutional
  Class(c)                                4,967,250    $  4,967,250
--------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)  4,967,250       4,967,250
====================================================================
    Total Money Market Funds (Cost
      $9,934,500)                                         9,934,500
====================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-99.77% (Cost
  $199,441,281)                                         234,757,627
====================================================================
INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES
  LOANED-2.93%

MONEY MARKET FUNDS-2.93%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                             6,885,100       6,885,100
--------------------------------------------------------------------
    Total Money Market Funds (purchased
      with cash collateral from
      securities loaned) (Cost
      $6,885,100)                                         6,885,100
====================================================================
TOTAL INVESTMENTS-102.70% (Cost
  $206,326,381)                                         241,642,727
====================================================================
OTHER ASSETS LESS LIABILITIES-(2.70)%                    (6,359,043)
====================================================================
NET ASSETS-100.00%                                     $235,283,684
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at June 30, 2006.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $189,506,781)*     $224,823,127
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $16,819,600)                             16,819,600
===========================================================
    Total investments (cost $206,326,381)       241,642,727
===========================================================
Receivables for:
  Investments sold                                  797,632
-----------------------------------------------------------
  Fund shares sold                                  244,044
-----------------------------------------------------------
  Dividends                                         167,600
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               14,816
-----------------------------------------------------------
Other assets                                         40,946
===========================================================
    Total assets                                242,907,765
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            477,837
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 22,590
-----------------------------------------------------------
  Collateral upon return of securities loaned     6,885,100
-----------------------------------------------------------
Accrued distribution fees                            91,897
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              436
-----------------------------------------------------------
Accrued transfer agent fees                          71,502
-----------------------------------------------------------
Accrued operating expenses                           74,719
===========================================================
    Total liabilities                             7,624,081
===========================================================
Net assets applicable to shares outstanding    $235,283,684
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $184,810,512
-----------------------------------------------------------
Undistributed net investment income (loss)         (481,357)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     15,638,183
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     35,316,346
===========================================================
                                               $235,283,684
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $116,246,017
___________________________________________________________
===========================================================
Class B                                        $ 57,239,379
___________________________________________________________
===========================================================
Class C                                        $ 27,741,114
___________________________________________________________
===========================================================
Class R                                        $    348,787
___________________________________________________________
===========================================================
Institutional Class                            $ 33,708,387
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           8,253,153
___________________________________________________________
===========================================================
Class B                                           4,188,032
___________________________________________________________
===========================================================
Class C                                           2,030,840
___________________________________________________________
===========================================================
Class R                                              24,855
___________________________________________________________
===========================================================
Institutional Class                               2,362,702
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      14.09
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $14.09 divided by
      94.50%)                                  $      14.91
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      13.67
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      13.66
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      14.03
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      14.27
___________________________________________________________
===========================================================

* At June 30, 2006, securities with an aggregate value of $6,427,565 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,055)          $  1,468,856
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $831, after compensation to
  counterparties of $84,551)                                       237,164
==========================================================================
    Total investment income                                      1,706,020
==========================================================================

EXPENSES:

Advisory fees                                                    1,008,772
--------------------------------------------------------------------------
Administrative services fees                                        48,838
--------------------------------------------------------------------------
Custodian fees                                                      17,116
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          158,186
--------------------------------------------------------------------------
  Class B                                                          328,135
--------------------------------------------------------------------------
  Class C                                                          150,115
--------------------------------------------------------------------------
  Class R                                                              648
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                               387,699
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 1,488
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           10,908
--------------------------------------------------------------------------
Other                                                              137,322
==========================================================================
    Total expenses                                               2,249,227
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (77,723)
==========================================================================
    Net expenses                                                 2,171,504
==========================================================================
Net investment income (loss)                                      (465,484)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes net gains from securities
    sold to affiliates of $142,880)                             16,929,871
--------------------------------------------------------------------------
  Foreign currencies                                                 8,832
==========================================================================
                                                                16,938,703
==========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (23,192,857)
==========================================================================
Net gain (loss) from investment securities and foreign
  currencies                                                    (6,254,154)
==========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $ (6,719,638)
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (465,484)   $ (1,737,932)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  16,938,703       8,411,791
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (23,192,857)     16,912,296
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (6,719,638)     23,586,155
==========================================================================================
Share transactions-net:
  Class A                                                       (8,359,865)       (127,307)
------------------------------------------------------------------------------------------
  Class B                                                      (10,653,612)        112,153
------------------------------------------------------------------------------------------
  Class C                                                       (1,325,027)       (191,498)
------------------------------------------------------------------------------------------
  Class R                                                          188,086         130,063
------------------------------------------------------------------------------------------
  Institutional Class                                            9,489,224      15,452,598
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (10,661,194)     15,376,009
==========================================================================================
    Net increase (decrease) in net assets                      (17,380,832)     38,962,164
==========================================================================================

NET ASSETS:

  Beginning of period                                          252,664,516     213,702,352
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(481,357) and $(15,873), respectively)  $235,283,684    $252,664,516
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $1 billion                                                0.80%
---------------------------------------------------------------------
Next $4 billion                                                 0.75%
---------------------------------------------------------------------
Over $5 billion                                                 0.70%
 ____________________________________________________________________
=====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.745%
----------------------------------------------------------------------
Next $250 million                                               0.73%
----------------------------------------------------------------------
Next $500 million                                               0.715%
----------------------------------------------------------------------
Next $1.5 billion                                               0.70%
----------------------------------------------------------------------
Next $2.5 billion                                               0.685%
----------------------------------------------------------------------
Next $2.5 billion                                               0.67%
----------------------------------------------------------------------
Next $2.5 billion                                               0.655%
----------------------------------------------------------------------
Over $10 billion                                                0.64%
 _____________________________________________________________________
======================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.70%, 2.45%, 2.45%, 1.95% and 1.45% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $70,876.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $646.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $48,838.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $387,699 for Class A, Class B, Class C and Class R share classes and $1,488 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $158,186, $328,135, $150,115 and $648, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $37,161 in front-end sales commissions from the sale of Class A shares and $1,277, $28,703, $1,305 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 9,368,194      $21,043,266       $ (25,444,210)        $   --         $ 4,967,250     $117,917       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        5,066,250             (99,000)            --           4,967,250        2,015           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             9,368,194       20,277,151         (29,645,345)            --                  --      116,401           --
==================================================================================================================================
  Subtotal        $18,736,388      $46,386,667       $ (55,188,555)        $   --         $ 9,934,500     $236,333       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 6,623,640      $47,989,180       $ (47,727,720)        $   --         $ 6,885,100     $    831       $   --
==================================================================================================================================
  Total           $25,360,028      $94,375,847       $(102,916,275)        $   --         $16,819,600     $237,164       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $304,380, which resulted in net realized gains of $142,880 and securities purchases of $417,193.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $6,201.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,196 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $6,427,565 were on loan to brokers. The loans were secured by cash collateral of $6,885,100 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $831 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $50,073,758 and $61,021,442, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities                   $42,024,206
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (8,957,168)
========================================================================================
Net unrealized appreciation of investment securities                         $33,067,038
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $208,575,689.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2006(a)             DECEMBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,207,333    $ 17,826,755     4,227,501    $ 56,368,546
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        374,160       5,362,717     1,654,961      21,569,582
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        226,141       3,248,512       871,236      11,314,095
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         13,614         201,248        10,187         137,391
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            654,112       9,679,057     1,189,861      15,990,676
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        178,960       2,611,844       288,275       3,841,999
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (184,140)     (2,611,844)     (295,324)     (3,841,999)
======================================================================================================================
Reacquired:
  Class A                                                     (1,958,719)    (28,798,464)   (4,467,385)    (60,337,852)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (937,015)    (13,404,485)   (1,348,862)    (17,615,430)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (320,130)     (4,573,539)     (892,221)    (11,505,593)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                           (881)        (13,162)         (581)         (7,328)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (12,923)       (189,833)      (39,882)       (538,078)
======================================================================================================================
                                                                (759,488)   $(10,661,194)    1,197,766    $ 15,376,009
______________________________________________________________________________________________________________________
======================================================================================================================

(a) 13% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, of the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED,                    YEAR ENDED DECEMBER 31,                  DECEMBER 31, 2001
                                            JUNE 30,        ---------------------------------------------       (DATE OPERATIONS
                                              2006            2005        2004          2003       2002            COMMENCED)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  14.48        $  13.12    $  11.28       $  8.23    $  9.99            $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.01)          (0.07)      (0.10)(a)     (0.08)     (0.06)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (0.38)           1.43        1.93          3.13      (1.70)             (0.01)
=================================================================================================================================
  Net increase from payments by
    affiliates                                    --              --        0.01            --         --                 --
=================================================================================================================================
    Total from investment operations           (0.39)           1.36        1.84          3.05      (1.76)             (0.01)
=================================================================================================================================
Net asset value, end of period              $  14.09        $  14.48    $  13.12       $ 11.28    $  8.23            $  9.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                (2.69)%         10.37%      16.31%(c)     37.06%    (17.62)%            (0.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $116,246        $127,775    $115,164       $55,372    $39,130            $   400
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              1.51%(d)        1.51%       1.67%         1.80%      1.80%              1.80%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.57%(d)        1.57%       1.69%         1.92%      1.93%            199.49%(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.15)%(d)      (0.51)%     (0.85)%       (1.00)%    (0.70)%            (0.31)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                        21%             29%         34%           52%        41%                --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 16.22%.
(d) Ratios are annualized and based on average daily net assets of $127,597,412.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,                 DECEMBER 31, 2001
                                              JUNE 30,        -------------------------------------------       (DATE OPERATIONS
                                                2006           2005       2004          2003       2002            COMMENCED)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 14.10         $ 12.87    $ 11.14       $  8.18    $  9.99            $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.07)          (0.16)     (0.18)(a)     (0.13)     (0.12)(a)          (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (0.36)           1.39       1.90          3.09      (1.69)             (0.01)
=================================================================================================================================
  Net increase from payments by affiliates         --              --       0.01            --         --                 --
=================================================================================================================================
    Total from investment operations            (0.43)           1.23       1.73          2.96      (1.81)             (0.01)
=================================================================================================================================
Less dividends from net investment income          --              --         --            --      (0.00)                --
=================================================================================================================================
Net asset value, end of period                $ 13.67         $ 14.10    $ 12.87       $ 11.14    $  8.18            $  9.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 (3.05)%          9.56%     15.53%(c)     36.19%    (18.12)%            (0.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $57,239         $69,594    $63,374       $38,165    $21,204            $   300
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.26%(d)        2.21%      2.32%         2.45%      2.45%              2.45%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.32%(d)        2.27%      2.34%         2.57%      2.58%            200.14%(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.90)%(d)      (1.21)%    (1.50)%       (1.65)%    (1.35)%            (0.96)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                         21%             29%        34%           52%        41%                --%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 15.44%.
(d) Ratios are annualized and based on average daily net assets of $66,170,815.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS C
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                    YEAR ENDED DECEMBER 31,                 DECEMBER 31, 2001
                                              JUNE 30,        -------------------------------------------       (DATE OPERATIONS
                                                2006           2005       2004          2003       2002            COMMENCED)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 14.09         $ 12.86    $ 11.13       $  8.18    $  9.99            $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.07)          (0.16)     (0.18)(a)     (0.12)     (0.12)(a)           0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (0.36)           1.39       1.90          3.07      (1.69)             (0.01)
=================================================================================================================================
  Net increase from payments by affiliates         --              --       0.01            --         --                 --
=================================================================================================================================
    Total from investment operations            (0.43)           1.23       1.73          2.95      (1.81)             (0.01)
=================================================================================================================================
  Less dividends from net investment income        --              --         --            --      (0.00)                --
=================================================================================================================================
Net asset value, end of period                $ 13.66         $ 14.09    $ 12.86       $ 11.13    $  8.18            $  9.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 (3.05)%          9.56%     15.54%(c)     36.06%    (18.12)%            (0.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $27,741         $29,946    $27,601       $13,422    $ 8,059            $   300
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               2.26%(d)        2.21%      2.32%         2.45%      2.45%              2.45%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.32%(d)        2.27%      2.34%         2.57%      2.58%            200.14%(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.90)%(d)      (1.21)%    (1.50)%       (1.65)%    (1.35)%            (0.96)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                         21%             29%        34%           52%        41%                --%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 15.45%.
(d) Ratios are annualized and based on average daily net assets of $30,271,758.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                  CLASS R
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2006              2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $14.44            $13.11           $11.88
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)            (0.05)           (0.08)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.39)             1.38             1.30
=============================================================================================================
  Net increase from payments by affiliates                          --                --             0.01
=============================================================================================================
    Total from investment operations                             (0.41)             1.33             1.23
=============================================================================================================
Net asset value, end of period                                  $14.03            $14.44           $13.11
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                  (2.84)%           10.15%           10.35%(c)
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  349            $  175           $   33
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.76%(d)          1.71%            1.78%(e)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.82%(d)          1.77%            1.80%(e)
=============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.40)%(d)        (0.71)%          (0.96)%(e)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(f)                                          21%               29%              34%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.27%.
(d)  Ratios are annualized and based on average daily net assets of $261,469.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                            INSTITUTIONAL CLASS
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                              SIX MONTHS                        (DATE SALES
                                                                ENDED           YEAR ENDED     COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,     DECEMBER 31,
                                                                 2006              2005             2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 14.62           $ 13.17           $11.88
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.03              0.01            (0.02)(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.38)             1.44             1.30
=============================================================================================================
  Net increase from payments by affiliates                          --                --             0.01
=============================================================================================================
    Total from investment operations                             (0.35)             1.45             1.29
=============================================================================================================
Net asset value, end of period                                 $ 14.27           $ 14.62           $13.17
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                  (2.39)%           11.01%           10.86%(c)
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $33,708           $25,174           $7,530
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.92%(d)          0.92%            1.03%(e)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.98%(d)          0.98%            1.05%(e)
=============================================================================================================
Ratio of net investment income (loss) to average net assets       0.43%(d)         (0.08)%          (0.21)%(e)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(f)                                          21%               29%              34%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement the advisor agreed to pay for an economic loss due to a trading error. Total return before reimbursement by the advisor was 10.77%.
(d) Ratios are annualized and based on average daily net assets of $29,981,446.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MID CAP BASIC VALUE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                              SECTOR EQUITY                              AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                            AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                            DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                        AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                         AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                         FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
                                             AIM Short Term Bond Fund
      INTERNATIONAL/GLOBAL EQUITY            AIM Total Return Bond Fund
                                             Premier Portfolio
AIM Asia Pacific Growth Fund                 Premier U.S. Government Money Portfolio
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund                     TAX-FREE
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund            AIM High Income Municipal Fund(1)
AIM Global Equity Fund                       AIM Municipal Bond Fund
AIM Global Growth Fund                       AIM Tax-Exempt Cash Fund
AIM Global Value Fund                        AIM Tax-Free Intermediate Fund
AIM Japan Fund                               Premier Tax-Exempt Portfolio
AIM International Core Equity Fund
AIM International Growth Fund                ================================================================================
AIM International Small Company Fund(1)      CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Trimark Fund                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

     If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.



AIMinvestments.com                MCBV-SAR-1          A I M Distributors, Inc.


                              YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------
Mutual  Retirement   Annuities   College   Separately    Offshore    Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products                 Savings   Managed       Products    Management                       --Registered Trademark--
                                 Plans     Accounts
--------------------------------------------------------------------------------

                                                          AIM SELECT EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIM SELECT EQUITY FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          o The unmanaged LIPPER MULTI-CAP CORE        The Fund provides a complete list of its
                                             FUND INDEX represents an average of the      holdings four times in each fiscal year,
o Class B shares are not available as an     performance of the 30 largest                at the quarter-ends. For the second and
investment for retirement plans              multi-capitalization core funds tracked      fourth quarters, the lists appear in the
maintained pursuant to Section 401 of        by Lipper Inc., an independent mutual        Fund's semiannual and annual reports to
the Internal Revenue Code, including         fund performance monitor.                    shareholders. For the first and third
401(k) plans, money purchase pension                                                      quarters, the Fund files the lists with
plans and profit sharing plans. Plans        o The Fund is not managed to track the       the Securities and Exchange Commission
that had existing accounts invested in       performance of any particular index,         (SEC) on Form N-Q. The most recent list
Class B shares prior to September 30,        including the indexes defined here, and      of portfolio holdings is available at
2003, will continue to be allowed to         consequently, the performance of the         AIMinvestments.com. From our home page,
make additional purchases.                   Fund may deviate significantly from the      click on Products & Performance, then
                                             performance of the indexes.                  Mutual Funds, then Fund Overview. Select
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  your Fund from the drop-down menu and
                                             o A direct investment cannot be made in      click on Complete Quarterly Holdings.
o The Fund may invest up to 25% of its       an index. Unless otherwise indicated,        Shareholders can also look up the Fund's
assets in the securities of non-U.S.         index results include reinvested             Forms N-Q on the SEC Web site at
issuers. International investing             dividends, and they do not reflect sales     sec.gov. Copies of the Fund's Forms N-Q
presents risks not associated with           charges. Performance of an index of          may be reviewed and copied at the SEC
investing solely in the United States.       funds reflects fund expenses;                Public Reference Room at 100 F Street,
These include risks relating to the          performance of a market index does not.      N.E., Washington, D.C. 20549. You can
fluctuation in the value of the U.S.                                                      obtain information on the operation of
dollar relative to the values of the         OTHER INFORMATION                            the Public Reference Room, including
currencies, the custody arrangements                                                      information about duplicating fee
made for the Fund's foreign holdings,        o Industry classifications used in this      charges, by calling 202-942-8090 or
differences in accounting, political         report are generally according to the        800-732-0330,or by electronic request at
risks and the lesser degree of public        Global Industry Classification Standard,     the following e-mail address:
information required to be provided by       which was developed by and is the            publicinfo@sec.gov. The SEC file numbers
non-U.S. companies.                          exclusive property and a service mark of     for the Fund are 811-01540 and
                                             Morgan Stanley Capital International         002-27334.
o Prices of equity securities change in      Inc. and Standard & Poor's.
response to many factors including the                                                    A description of the policies and
historical and prospective earnings of       o The returns shown in the Management's      procedures that the Fund uses to
the issuer, the value of its assets,         Discussion of Fund Performance are based     determine how to vote proxies relating
general economic conditions, interest        on net asset values calculated for           to portfolio securities is available
rates, investor perceptions and market       shareholder transactions. Generally          without charge, upon request, from our
liquidity.                                   accepted accounting principles require       Client Services department at
                                             adjustments to be made to the net assets     800-959-4246 or on the AIM Web site,
ABOUT INDEXES USED IN THIS REPORT            of the fund at period end for financial      AIMinvestments.com. On the home page,
                                             reporting purposes, and as such, the net     scroll down and click on AIM Funds Proxy
o The unmanaged STANDARD & POOR'S            asset values for shareholder                 Policy. The information is also
COMPOSITE INDEX OF 500 STOCKS (the S&P       transactions and the returns based on        available on the SEC Web site, sec.gov.
500--Registered Trademark-- Index) is        those net asset values may differ from
an index of common stocks frequently         the net asset values and returns             Information regarding how the Fund voted
used as a general measure of U.S. stock      reported in the Financial Highlights.        proxies related to its portfolio
market performance.                                                                       securities during the 12 months ended
                                                                                          June 30, 2006, is available at our Web
o The unmanaged RUSSELL 3000--Registered                                                  site. Go to AIMinvestments.com, access
Trademark-- INDEX is an index of common                                                   the About Us tab, click on Required
stocks that measures performance of the                                                   Notices and then click on Proxy Voting
largest 3,000 U.S. companies based on                                                     Activity. Next, select the Fund from the
market capitalization.                                                                    drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.


================================================================================          ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             FUND NASDAQ SYMBOLS
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================          Class A Shares                    AGWFX
                                                                                          Class B Shares                    AGWBX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class C Shares                    AGWCX

AIMinvestments.com                                                                        ========================================

AIM SELECT EQUITY FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this report, which
    [GRAHAM         includes a discussion of how your Fund was managed during
     PHOTO]         the period under review in this report, and what factors
                    affected its performance. That discussion begins on page 3.

ROBERT H. GRAHAM       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The first six months of 2006 were a perfect example. Domestic and global equity markets were generally strong during the early months of the period, but they became considerably more volatile and negative beginning in May. Inflation fears were the primary cause of this change in market sentiment:

                       o  Amid signs of rising inflation, the U.S. Federal
    [TAYLOR               Reserve Board continued to raise interest rates in
     PHOTO]               response to inflation risks.

                       o  The dollar remained weak, making imports more
 PHILLIP TAYLOR           expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM            /s/ PHILIP TAYLOR

                    Robert H. Graham                Philip Taylor
                    Vice Chair -- AIM Funds         President -- AIM Funds
                    Chair, AIM Investments          CEO, AIM Investments


                    August 10, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM SELECT EQUITY FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
   [CROCKETT        A I M Advisors, Inc. (AIM) to make certain your interests
     PHOTO]         are being served in terms of fees, performance and
                    operations.

                       Looking ahead, your Board finds many reasons to be
BRUCE L. CROCKETT   positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000. We are also pleased with AIM management's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (aiminvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7--8.

AIM SELECT EQUITY FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                  We seek to generate superior
                                                                                          risk-adjusted returns by:
PERFORMANCE SUMMARY
                                             ========================================     o Applying a series of quantitative
For the period ending June 30, 2006, AIM     FUND VS. INDEXES                             measurements to rank stocks based on
Select Equity Fund produced a positive                                                    factors specific to the growth,
total return but underperformed the S&P      CUMULATIVE TOTAL RETURNS                     blend/core and value investment
500 Index and its style-specific             12/31/05-6/30/06, EXCLUDING SALES            disciplines.
benchmark, the Russell 3000 Index. A         CHARGES. IF SALES CHARGES WERE INCLUDED,
slight underweight position in               RETURNS WOULD BE LOWER.                      o Scrutinizing the highest ranked stocks
information technology, a moderate                                                        through fundamental analysis, our goal
overweight position in materials as well     Class A Shares                     2.16%     is to validate the results of our
as strong stock selection in both                                                         quantitative models as well as avoid
sectors benefited relative performance       Class B Shares                     1.70      eccentric risks that our model cannot
versus the style-specific benchmark.                                                      predict.
However, health care and                     Class C Shares                     1.76
telecommunication services detracted                                                      o Using risk analysis to identify the
from relative performance versus the         S&P 500 Index                                best mix of highest-ranked stocks from
Russell 3000 Index because of stock          (Broad Market Index)               2.71      each investment discipline.
selection and sector weighting
decisions. The Fund underperformed the       Russell 3000 Index                              The portfolio generally includes 150
broad market, as measured by the S&P 500     (Style-Specific Index)             3.23      to 200 stocks allocated equally across
Index, because of an underweight                                                          investment disciplines and market
position in energy,                          Lipper Multi-Cap Core Fund Index             capitalizations. We also use
                                             (Peer Group Index)                 2.90      quantitative tools that help us to
                                                                                          detect "red flags" in companies that
                                             SOURCE: LIPPER INC.                          would trigger a decision to sell a
                                                                                          particular stock. A stock is considered
                                             ========================================     for sale in any of the following
                                                                                          circumstances:
                                             one of the best-performing market sectors
                                             for the period.                              o Analysis indicates a deterioration in
                                                                                          company fundamentals.
                                                Your Fund's long-term performance
                                             appears on page 5.                           o Analysis indicates there are more
                                                                                          attractive opportunities.
================================================================================
                                                                                          o A stock adversely affects the desired
HOW WE INVEST                                   We select stocks based on analysis of     risk level of the Fund.
                                             individual companies. We use our
We manage your Fund to provide exposure      proprietary quantitative models to build     MARKET CONDITIONS AND YOUR FUND
to a variety of investment styles and        a portfolio diversified across
market capitalizations so that the Fund      investment styles (growth, blend/core        The reporting period started off on a
can be used as a core portfolio. We          and value) as well as market                 positive note with most major market
believe the Fund can serve as a              capitalization (large-, mid- and             indexes posting respectable gains, but
long-term strategic allocation around        small-cap). We believe this                  the market turned in May as investors
which you can make tactical adjustments      diversification positions the Fund to        became concerned about higher
using a combination of style and             potentially perform well in a variety of
market-cap specific investment               market environments.
strategies.

                                                                                                                         (continued)

========================================     ========================================     ========================================
PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*
By sector
              [PIE CHART]                     1. Pharmaceuticals                6.7%       1. Exxon Mobil Corp.               3.5%
Health Care                      18.2%        2. Other Diversified Financial               2. Bank of America Corp.           2.7
Consumer Discretionary           17.8%           Services                       5.1        3. Citigroup Inc.                  2.4
Information Technology           11.4%        3. Investment Banking &                      4. Merck & Co. Inc.                1.9
Industrials                      10.4%           Brokerage                      4.4        5. Cisco Systems, Inc.             1.7
Energy                            7.8%        4. Integrated Oil & Gas           4.3        6. Johnson & Johnson               1.7
Materials                         5.6%        5. Property & Casualty                       7. Aetna Inc.                      1.6
Consumer Staples                  2.7%           Insurance                      4.3        8. IPSCO, Inc. (Canada)            1.6
Telecommunications Services       0.7%                                                     9. Sherwin-Williams Co. (The)      1.5
Money Market Funds and                                                                    10. Yum! Brands, Inc.               1.5
Other Assets Less Liabilities     2.3%       TOTAL NET ASSETS        $352.7 MILLION
Financials                       23.1%
                                             TOTAL NUMBER OF HOLDINGS*          171


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
========================================     ========================================     ========================================

AIM SELECT EQUITY FUND

interest rates and inflation pressures.      computer and server markets. This loss       THE VIEWS AND OPINIONS EXPRESSED IN
During the reporting period, the U.S.        of market share contributed to a             MANAGEMENT'S DISCUSSION OF FUND
Federal Reserve Board (the Fed) continued    reduction in revenue and a decline in        PERFORMANCE ARE THOSE OF A I M ADVISORS,
its tightening policy, raising the key       gross profit margins which had investors     INC. THESE VIEWS AND OPINIONS ARE
federal funds target rate to 5.25% as        questioning the firm's future prospects.     SUBJECT TO CHANGE AT ANY TIME BASED ON
Ben Bernanke settled into his new role                                                    FACTORS SUCH AS MARKET AND ECONOMIC
as Fed Chairman. The Fed continued to           Health care was an overweight             CONDITIONS. THESE VIEWS AND OPINIONS MAY
raise interest rates in part due to          position in the portfolio during the         NOT BE RELIED UPON AS INVESTMENT ADVICE
inflation concerns. The consumer price       period and stock specific issues with        OR RECOMMENDATIONS, OR AS AN OFFER FOR A
index rose 5.2% on a seasonally adjusted     holdings such as UNITEDHEALTH GROUP          PARTICULAR SECURITY. THE INFORMATION IS
annualized rate for the first five           detracted from the Fund's performance.       NOT A COMPLETE ANALYSIS OF EVERY ASPECT
months of 2006 compared to 3.4% for all      During the period, the stock was             OF ANY MARKET, COUNTRY, INDUSTRY,
of 2005. Home sales also showed signs of     negatively affected by publicity             SECURITY OR THE FUND. STATEMENTS OF FACT
weakening during the period due to the       relating to investigations into the          ARE FROM SOURCES CONSIDERED RELIABLE,
effects of higher interest rates.            company's options granting practices as      BUT A I M ADVISORS, INC. MAKES NO
                                             well as an antitrust lawsuit filed by        REPRESENTATION OR WARRANTY AS TO THEIR
   Energy was one of the best performing     Omnicare. However, company fundamentals      COMPLETENESS OR ACCURACY. ALTHOUGH
sectors during the reporting period as       remained strong and, in our opinion, its     HISTORICAL PERFORMANCE IS NO GUARANTEE
global demand for fuel continued to be       stock continued to be attractively           OF FUTURE RESULTS, THESE INSIGHTS MAY
strong. Information technology was a         valued.                                      HELP YOU UNDERSTAND OUR INVESTMENT
positive contributor to Fund performance                                                  MANAGEMENT PHILOSOPHY.
relative to the style-specific index.           At the end of the reporting period,
However, it was one of the worst             the impact of market movements and                 See important Fund and index
performing market sectors during the         allocation decisions resulted in the          disclosures on the inside front cover.
reporting period. Some of the strong         portfolio being primarily overweight in
performance witnessed in the fourth          the health care and consumer
quarter of 2005 and early 2006 was           discretionary sectors. During the                              DUY NGUYEN, Chartered
diminished over concerns of slowing          reporting period, exposure to                  [NGUYEN         Financial Analyst, is
personal computer sales and overall          traditionally more defensive sectors            PHOTO]         lead manager of AIM
valuations of information technology         such as materials and industrials was                          Select Equity Fund.
stocks. Small- and mid-cap stocks            increased. The largest underweight                             Mr. Nguyen joined AIM
generally outperformed large-cap stocks      exposures were utilities and information     in 2000. Prior to joining AIM, he held
and value stocks generally performed         technology. From a market capitalization     the positions of vice president,
better than growth stocks across market      perspective, the Fund increased its          assistant vice president and
capitalizations.                             large-cap exposure while decreasing          quantitative equity analyst for two
                                             small- and mid-cap stock weightings.         other financial services firms. Mr.
   Holdings that benefited the Fund          However, the Fund still was underweight      Nguyen earned a B.B.A. at The University
included traditionally defensive stocks      in large cap stocks versus the Russell       of Texas and an M.S. in Finance from the
in the materials sector, RELIANCE STEEL      3000 Index.                                  University of Houston.
& ALUMINUM and NUCOR. Both firms were
the beneficiaries of the commodities         IN CLOSING                                                     DEREK S. IZUEL,
bull market as inflation pressures                                                            [IZUEL        Chartered Financial
increased the prices of most natural         We continually strive to provide a Fund          PHOTO]        Analyst and Portfolio
resources. During the period, Reliance       that provides exposure to a variety of                         Manager, is manager of
Steel & Aluminum benefited from the          investment styles and market                                   AIM Select Equity
completion of strategic acquisitions and     capitalizations as part of a core            Fund. Mr. Izuel began his investment
earnings announcements above industry        allocation within your overall               career in 1997 as an equity analyst for
analysts' expectations. We subsequently      portfolio. We remain committed to our        another investment firm. He earned a
sold the stock. Nucor is engaged in the      quantitative stock selection process and     Bachelor of Arts degree in computer
manufacture and sale of steel and steel      our focus on investing in high-quality       science from the University of
products and raised earnings guidance        companies regardless of economic or          California-Berkeley and a Master of
during the period based on strong orders     sector trends.                               Business Administration from the
and improving pricing capability.                                                         University of Michigan.
                                                Thank you for investing in AIM Select
   Strong security selection within the      Equity Fund.                                 Assisted by the Global Quantitative
information technology sector generally                                                   Strategies Team
helped Fund performance relative to its
style-specific index. However, the Fund
was negatively affected by holdings such
as INTEL, a key player in the                                                                    [RIGHT ARROW GRAPHIC]
semiconductor industry. Intel has
suffered as a result of increased                                                         FOR A PRESENTATION OF YOUR FUND'S
competition and loss of market share in                                                   LONG-TERM PERFORMANCE, PLEASE SEE
the personal                                                                              PAGE 5.

AIM SELECT EQUITY FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================
AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/06, including applicable
sales charges

CLASS A SHARES
Inception (12/4/67)              8.37%
10 Years                         5.91
 5 Years                        -0.95
 1 Year                          2.05

CLASS B SHARES
Inception (9/1/93)               7.26%
10 Years                         5.85
 5 Years                        -0.98
 1 Year                          2.17

CLASS C SHARES
Inception (8/4/97)               3.15%
 5 Years                        -0.58
 1 Year                          6.18

========================================

THE PERFORMANCE DATA QUOTED REPRESENT           CLASS A SHARE PERFORMANCE REFLECTS
PAST PERFORMANCE AND CANNOT GUARANTEE        THE MAXIMUM 5.50% SALES CHARGE, AND
COMPARABLE FUTURE RESULTS; CURRENT           CLASS B AND CLASS C SHARE PERFORMANCE
PERFORMANCE MAY BE LOWER OR HIGHER.          REFLECTS THE APPLICABLE CONTINGENT
PLEASE VISIT AIMinvestments.com FOR THE      DEFERRED SALES CHARGE (CDSC) FOR THE
MOST RECENT MONTH-END PERFORMANCE.           PERIOD INVOLVED. THE CDSC ON CLASS B
PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DECLINES FROM 5% BEGINNING AT THE
DISTRIBUTIONS, CHANGES IN NET ASSET          TIME OF PURCHASE TO 0% AT THE BEGINNING
VALUE AND THE EFFECT OF THE MAXIMUM          OF THE SEVENTH YEAR. THE CDSC ON CLASS C
SALES CHARGE UNLESS OTHERWISE STATED.        SHARES IS 1% FOR THE FIRST YEAR AFTER
PERFORMANCE FIGURES DO NOT REFLECT           PURCHASE.
DEDUCTION OF TAXES A SHAREHOLDER WOULD
PAY ON FUND DISTRIBUTIONS OR SALE OF            THE PERFORMANCE OF THE FUND'S SHARE
FUND SHARES. INVESTMENT RETURN AND           CLASSES WILL DIFFER PRIMARILY DUE TO
PRINCIPAL VALUE WILL FLUCTUATE SO THAT       DIFFERENT SALES CHARGE STRUCTURES AND
YOU MAY HAVE A GAIN OR LOSS WHEN YOU         CLASS EXPENSES.
SELL SHARES.

AIM SELECT EQUITY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             to estimate the expenses that you paid       EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      over the period. Simply divide your          ACTUAL ENDING ACCOUNT BALANCE OR
two types of costs: (1) transaction          account value by $1,000 (for example, an     EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, which may include sales charges       $8,600 account value divided by $1,000 =     MAY USE THIS INFORMATION TO COMPARE THE
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ONGOING COSTS OF INVESTING IN THE FUND
deferred sales charges on redemptions;       number in the table under the heading        AND OTHER FUNDS. TO DO SO, COMPARE THIS
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% HYPOTHETICAL EXAMPLE WITH THE 5%
ongoing costs, including management          Period" to estimate the expenses you         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
fees; distribution and/or service fees       paid on your account during this period.     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
January 1, 2006, through June 30, 2006.      before expenses, which is not the Fund's     information is useful in comparing
                                             actual return. The Fund's actual             ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset        you determine the relative total costs
                                             value after expenses for the six months      of owning different funds. In addition,
The table below provides information about   ended June 30, 2006, appear in the table     if these transactional costs were
actual account values and actual expenses.   "Fund vs. Indexes" on page 3.                included, your costs would have been
You may use the information in this table,                                                higher.


====================================================================================================================================

                                                   ACTUAL                           HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING               EXPENSES        ENDING              EXPENSES       ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE        PAID DURING       EXPENSE
CLASS             (1/1/06)           (6/30/06)(1)            PERIOD(2)      (6/30/06)           PERIOD(2)         RATIO
  A              $1,000.00            $1,021.60               $7.12        $1,017.75             $7.10             1.42%
  B               1,000.00             1,017.00               10.85         1,014.03             10.84             2.17
  C               1,000.00             1,017.60               10.86         1,014.03             10.84             2.17


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================


                                         [ARROW       For More Information Visit
                                         BUTTON            AIMinvestments.com
                                         IMAGE]

AIM SELECT EQUITY FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Funds Group     o The quality of services to be provided     o Overall performance of AIM. The Board
(the "Board") oversees the management of     by AIM. The Board reviewed the               considered the overall performance of
AIM Select Equity Fund (the "Fund") and,     credentials and experience of the            AIM in providing investment advisory and
as required by law, determines annually      officers and employees of AIM who will       portfolio administrative services to the
whether to approve the continuance of        provide investment advisory services to      Fund and concluded that such performance
the Fund's advisory agreement with A I M     the Fund. In reviewing the                   was satisfactory.
Advisors, Inc. ("AIM"). Based upon the       qualifications of AIM to provide
recommendation of the Investments            investment advisory services, the Board      o Fees relative to those of clients of
Committee of the Board, at a meeting         considered such issues as AIM's              AIM with comparable investment
held on June 27, 2006, the Board,            portfolio and product review process,        strategies. The Board reviewed the
including all of the independent             various back office support functions        effective advisory fee rate (before
trustees, approved the continuance of        provided by AIM and AIM's equity and         waivers) for the Fund under the Advisory
the advisory agreement (the "Advisory        fixed income trading operations. Based       Agreement. The Board noted that this
Agreement") between the Fund and AIM for     on the review of these and other             rate was (i) below the effective
another year, effective July 1, 2006.        factors, the Board concluded that the        advisory fee rate (before waivers) for a
                                             quality of services to be provided by        mutual fund advised by AIM with
   The Board considered the factors          AIM was appropriate and that AIM             investment strategies comparable to
discussed below in evaluating the            currently is providing satisfactory          those of the Fund; and (ii) comparable
fairness and reasonableness of the           services in accordance with the terms of     to the effective advisory fee rate
Advisory Agreement at the meeting on         the Advisory Agreement.                      (before waivers) for a variable
June 27, 2006 and as part of the Board's                                                  insurance fund advised by AIM and
ongoing oversight of the Fund. In their      o The performance of the Fund relative       offered to insurance company separate
deliberations, the Board and the             to comparable funds. The Board reviewed      accounts with investment strategies com-
independent trustees did not identify        the performance of the Fund during the       parable to those of the Fund. The Board
any particular factor that was               past one, three and five calendar years      noted that AIM has agreed to waive
controlling, and each trustee attributed     against the performance of funds advised     advisory fees of the Fund, as discussed
different weights to the various             by other advisors with investment            below. Based on this review, the Board
factors.                                     strategies comparable to those of the        concluded that the advisory fee rate for
                                             Fund. The Board noted that the Fund's        the Fund under the Advisory Agreement
   One responsibility of the independent     performance was below the median             was fair and reasonable.
Senior Officer of the Fund is to manage      performance of such comparable funds for
the process by which the Fund's proposed     the one and five year periods and above      o Fees relative to those of comparable
management fees are negotiated to ensure     such median performance for the three        funds with other advisors. The Board
that they are negotiated in a manner         year period. Based on this review and        reviewed the advisory fee rate for the
which is at arms' length and reasonable.     after taking account of all of the other     Fund under the Advisory Agreement. The
To that end, the Senior Officer must         factors that the Board considered in         Board compared effective contractual
either supervise a competitive bidding       determining whether to continue the          advisory fee rates at a common asset
process or prepare an independent            Advisory Agreement for the Fund, the         level at the end of the past calendar
written evaluation. The Senior Officer       Board concluded that no changes should       year and noted that the Fund's rate was
has recommended an independent written       be made to the Fund and that it was not      below the median rate of the funds
evaluation in lieu of a competitive          necessary to change the Fund's portfolio     advised by other advisors with
bidding process and, upon the direction      management team at this time. Although       investment strategies comparable to
of the Board, has prepared such an           the independent written evaluation of        those of the Fund that the Board
independent written evaluation. Such         the Fund's Senior Officer (discussed         reviewed. The Board noted that AIM has
written evaluation also considered           below) only considered Fund performance      agreed to waive advisory fees of the
certain of the factors discussed below.      through the most recent calendar year,       Fund, as discussed below. Based on this
In addition, as discussed below, the         the Board also reviewed more recent Fund     review, the Board concluded that the
Senior Officer made a recommendation to      performance, which did not change their      advisory fee rate for the Fund under the
the Board in connection with such            conclusions.                                 Advisory Agreement was fair and
written evaluation.                                                                       reasonable.
                                             o The performance of the Fund relative
   The discussion below serves as a          to indices. The Board reviewed the           o Expense limitations and fee waives.
summary of the Senior Officer's              performance of the Fund during the past      The Board noted that AIM has
independent written evaluation and           one, three and five calendar years           contractually agreed to waive advisory
recommendation to the Board in               against the performance of the Lipper        fees of the Fund through June 30, 2007
connection therewith, as well as a           Multi-Cap Core Index. The Board noted        to the extent necessary so that the
discussion of the material factors and       that the Fund's performance was below        advisory fees payable by the Fund do not
the conclusions with respect thereto         the performance of such Index for the        exceed a specified maximum advisory fee
that formed the basis for the Board's        one and five year periods and comparable     rate, which maximum rate includes
approval of the Advisory Agreement.          to such Index for the three year period.     breakpoints and is based on net asset
After consideration of all of the            Based on this review and after taking        levels. The Board considered the
factors below and based on its informed      account of all of the other factors that     contractual nature of this fee waiver
business judgment, the Board determined      the Board considered in determining          and noted that it remains in effect
that the Advisory Agreement is in the        whether to continue the Advisory             until June 30, 2007. The Board
best interests of the Fund and its           Agreement for the Fund, the Board            considered the effect this fee waiver
shareholders and that the compensation       concluded that no changes should be made     would have on the Fund's estimated
to AIM under the Advisory Agreement is       to the Fund and that it was not              expenses and concluded that the levels
fair and reasonable and would have been      necessary to change the Fund's portfolio     of fee waivers/expense limitations for
obtained through arm's length                management team at this time. Although       the Fund were fair and reasonable.
negotiations.                                the independent written evaluation of
                                             the Fund's Senior Officer (discussed         o Breakpoints and economies of scale.
   Unless otherwise stated, information      below) only considered Fund performance      The Board reviewed the structure of the
presented below is as of June 27, 2006       through the most recent calendar year,       Fund's advisory fee under the Advisory
and does not reflect any changes that        the Board also reviewed more recent Fund     Agreement, noting that it includes one
may have occurred since June 27, 2006,       performance, which did not change their      breakpoint. The Board reviewed the level
including but not limited to changes to      conclusions.                                 of the Fund's advisory fees, and noted
the Fund's performance, advisory fees,                                                    that such fees, as a percentage of the
expense limitations and/or fee waivers.      o Meetings with the Fund's portfolio         Fund's net assets, have decreased as net
                                             managers and investment personnel. With      assets increased because the Advisory
o The nature and extent of the advisory      respect to the Fund, the Board is            Agreement includes a breakpoint. The
services to be provided by AIM. The          meeting periodically with such Fund's        Board noted that AIM has contractually
Board reviewed the services to be            portfolio managers and/or other              agreed to waive advisory fees of the
provided by AIM under the Advisory           investment personnel and believes that       Fund through June 30, 2007 to the extent
Agreement. Based on such review, the         such individuals are competent and able      necessary so that the advisory fees
Board concluded that the range of            to continue to carry out their               payable by the Fund do not exceed a
services to be provided by AIM under the     responsibilities under the Advisory          specified maximum advisory fee rate,
Advisory Agreement was appropriate and       Agreement.                                   which maximum rate includes breakpoints
that AIM currently is providing services                                                  and is based on
in accordance with the terms of the
Advisory Agreement.

                                                                                                                         (continued)

AIM SELECT EQUITY FUND

net asset levels. The Board concluded        o Profitability of AIM and its               o Other factors and current trends. The
that the Fund's fee levels under the         affiliates. The Board reviewed               Board considered the steps that AIM and
Advisory Agreement therefore reflect         information concerning the profitability     its affiliates have taken over the last
economies of scale and that it was not       of AIM's (and its affiliates')               several years, and continue to take, in
necessary to change the advisory fee         investment advisory and other activities     order to improve the quality and
breakpoints in the Fund's advisory fee       and its financial condition. The Board       efficiency of the services they provide
schedule.                                    considered the overall profitability of      to the Funds in the areas of investment
                                             AIM, as well as the profitability of AIM     performance, product line
o Investments in affiliated money market     in connection with managing the Fund.        diversification, distribution, fund
funds. The Board also took into account      The Board noted that AIM's operations        operations, shareholder services and
the fact that uninvested cash and cash       remain profitable, although increased        compliance. The Board concluded that
collateral from securities lending           expenses in recent years have reduced        these steps taken by AIM have improved,
arrangements, if any (collectively,          AIM's profitability. Based on the review     and are likely to continue to improve,
"cash balances") of the Fund may be          of the profitability of AIM's and its        the quality and efficiency of the
invested in money market funds advised       affiliates' investment advisory and          services AIM and its affiliates provide
by AIM pursuant to the terms of an SEC       other activities and its financial           to the Fund in each of these areas, and
exemptive order. The Board found that        condition, the Board concluded that the      support the Board's approval of the
the Fund may realize certain benefits        compensation to be paid by the Fund to       continuance of the Advisory Agreement
upon investing cash balances in AIM          AIM under its Advisory Agreement was not     for the Fund.
advised money market funds, including a      excessive.
higher net return, increased liquidity,
increased diversification or decreased       o Benefits of soft dollars to AIM. The
transaction costs. The Board also found      Board considered the benefits realized
that the Fund will not receive reduced       by AIM as a result of brokerage
services if it invests its cash balances     transactions executed through "soft
in such money market funds. The Board        dollar" arrangements. Under these
noted that, to the extent the Fund           arrangements, brokerage commissions paid
invests uninvested cash in affiliated        by the Fund and/or other funds advised
money market funds, AIM has voluntarily      by AIM are used to pay for research and
agreed to waive a portion of the             execution services. This research may be
advisory fees it receives from the Fund      used by AIM in making investment
attributable to such investment. The         decisions for the Fund. The Board
Board further determined that the            concluded that such arrangements were
proposed securities lending program and      appropriate.
related procedures with respect to the
lending Fund is in the best interests of     o AIM's financial soundness in light of
the lending Fund and its respective          the Fund's needs. The Board considered
shareholders. The Board therefore            whether AIM is financially sound and has
concluded that the investment of cash        the resources necessary to perform its
collateral received in connection with       obligations under the Advisory
the securities lending program in the        Agreement, and concluded that AIM has
money market funds according to the          the financial resources necessary to
procedures is in the best interests of       fulfill its obligations under the
the lending Fund and its respective          Advisory Agreement.
shareholders.
                                             o Historical relationship between the
o Independent written evaluation and         Fund and AIM. In determining whether to
recommendations of the Fund's Senior         continue the Advisory Agreement for the
Officer. The Board noted that, upon          Fund, the Board also considered the
their direction, the Senior Officer of       prior relationship between AIM and the
the Fund, who is independent of AIM and      Fund, as well as the Board's knowledge
AIM's affiliates, had prepared an            of AIM's operations, and concluded that
independent written evaluation in order      it was beneficial to maintain the cur-
to assist the Board in determining the       rent relationship, in part, because of
reasonableness of the proposed               such knowledge. The Board also reviewed
management fees of the AIM Funds,            the general nature of the non-investment
including the Fund. The Board noted that     advisory services currently performed by
the Senior Officer's written evaluation      AIM and its affiliates, such as
had been relied upon by the Board in         administrative, transfer agency and
this regard in lieu of a competitive         distribution services, and the fees
bidding process. In determining whether      received by AIM and its affiliates for
to continue the Advisory Agreement for       performing such services. In addition to
the Fund, the Board considered the           reviewing such services, the trustees
Senior Officer's written evaluation and      also considered the organizational
the recommendation made by the Senior        structure employed by AIM and its
Officer to the Board that the Board          affiliates to provide those services.
consider whether the advisory fee            Based on the review of these and other
waivers for certain equity AIM Funds,        factors, the Board concluded that AIM
including the Fund, should be                and its affiliates were qualified to
simplified. The Board concluded that it      continue to provide non-investment
would be advisable to consider this          advisory services to the Fund, including
issue and reach a decision prior to the      administrative, transfer agency and
expiration date of such advisory fee         distribution services, and that AIM and
waivers.                                     its affiliates currently are providing
                                             satisfactory non-investment advisory
                                             services.

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.67%

ADVERTISING-0.27%

Harte-Hanks, Inc.                                 37,280   $    955,859
=======================================================================

AEROSPACE & DEFENSE-3.31%

Boeing Co. (The)                                  30,750      2,518,733
-----------------------------------------------------------------------
General Dynamics Corp.                            36,600      2,395,836
-----------------------------------------------------------------------
Lockheed Martin Corp.                             35,410      2,540,313
-----------------------------------------------------------------------
Raytheon Co.                                      17,470        778,638
-----------------------------------------------------------------------
Rockwell Collins, Inc.                            41,700      2,329,779
-----------------------------------------------------------------------
United Industrial Corp.(a)                        12,397        560,964
-----------------------------------------------------------------------
United Technologies Corp.                          8,680        550,486
=======================================================================
                                                             11,674,749
=======================================================================

AIR FREIGHT & LOGISTICS-0.24%

Hub Group, Inc.-Class A(b)                        33,800        829,114
=======================================================================

AIRLINES-0.27%

Mesa Air Group, Inc.(b)                           51,900        511,215
-----------------------------------------------------------------------
World Air Holdings, Inc.(b)                       52,900        454,411
=======================================================================
                                                                965,626
=======================================================================

APPAREL RETAIL-1.20%

Dress Barn, Inc. (The)(b)                         26,600        674,310
-----------------------------------------------------------------------
Gap, Inc. (The)                                   84,320      1,467,168
-----------------------------------------------------------------------
Payless ShoeSource, Inc.(b)                       76,400      2,075,788
=======================================================================
                                                              4,217,266
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.60%

Polo Ralph Lauren Corp.                           22,900      1,257,210
-----------------------------------------------------------------------
VF Corp.                                          64,400      4,374,048
=======================================================================
                                                              5,631,258
=======================================================================

APPLICATION SOFTWARE-0.52%

Amdocs Ltd.(b)                                    21,400        783,240
-----------------------------------------------------------------------
FactSet Research Systems Inc.                     22,390      1,059,047
=======================================================================
                                                              1,842,287
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.30%

Affiliated Managers Group, Inc.(a)(b)             32,150      2,793,513
-----------------------------------------------------------------------
Ameriprise Financial, Inc.                         9,540        426,152
-----------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 111,900      3,603,180
-----------------------------------------------------------------------
Franklin Resources, Inc.                          14,700      1,276,107
=======================================================================
                                                              8,098,952
=======================================================================

AUTOMOBILE MANUFACTURERS-0.29%

Thor Industries, Inc.                             21,200      1,027,140
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

BIOTECHNOLOGY-0.40%

Amgen Inc.(b)                                     12,700   $    828,421
-----------------------------------------------------------------------
Biogen Idec Inc.(b)                               12,280        568,932
=======================================================================
                                                              1,397,353
=======================================================================

BUILDING PRODUCTS-0.81%

Masco Corp.                                       86,100      2,552,004
-----------------------------------------------------------------------
USG Corp.(a)(b)                                    4,200        306,306
=======================================================================
                                                              2,858,310
=======================================================================

CASINOS & GAMING-0.29%

Monarch Casino & Resort, Inc.(b)                  35,870      1,008,664
=======================================================================

COMMERCIAL PRINTING-0.27%

Harland (John H.) Co.                             21,700        943,950
=======================================================================

COMMUNICATIONS EQUIPMENT-2.11%

Cisco Systems, Inc.(b)                           311,400      6,081,642
-----------------------------------------------------------------------
Motorola, Inc.                                    66,800      1,346,020
=======================================================================
                                                              7,427,662
=======================================================================

COMPUTER HARDWARE-1.85%

Dell Inc.(b)                                      19,530        476,727
-----------------------------------------------------------------------
Hewlett-Packard Co.                               46,170      1,462,666
-----------------------------------------------------------------------
International Business Machines Corp.             59,846      4,597,370
=======================================================================
                                                              6,536,763
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.97%

Komag, Inc.(a)(b)                                 20,500        946,690
-----------------------------------------------------------------------
Lexmark International, Inc.-Class A(b)            44,570      2,488,343
=======================================================================
                                                              3,435,033
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.55%

Cummins Inc.                                      29,600      3,618,600
-----------------------------------------------------------------------
Oshkosh Truck Corp.                               38,800      1,843,776
=======================================================================
                                                              5,462,376
=======================================================================

CONSTRUCTION MATERIALS-1.16%

Cemex S.A. de C.V.-ADR (Mexico)(b)                14,705        837,744
-----------------------------------------------------------------------
Eagle Materials Inc.                              68,517      3,254,557
=======================================================================
                                                              4,092,301
=======================================================================

CONSUMER ELECTRONICS-0.49%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)              56,007      1,744,058
=======================================================================

CONSUMER FINANCE-0.66%

ASTA Funding, Inc.(a)                             30,600      1,145,970
-----------------------------------------------------------------------
First Cash Financial Services, Inc.(b)            60,400      1,192,900
=======================================================================
                                                              2,338,870
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES-1.21%

Fiserv, Inc.(b)                                   67,580   $  3,065,429
-----------------------------------------------------------------------
Global Payments Inc.                              12,270        595,708
-----------------------------------------------------------------------
Paychex, Inc.                                     15,300        596,394
=======================================================================
                                                              4,257,531
=======================================================================

DEPARTMENT STORES-1.07%

Nordstrom, Inc.                                  103,700      3,785,050
=======================================================================

DIVERSIFIED BANKS-1.56%

U.S. Bancorp                                     154,770      4,779,298
-----------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros S.A.-ADR
  (Brazil)                                        10,800        717,012
=======================================================================
                                                              5,496,310
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.76%

Cendant Corp.(b)                                 163,600      2,665,044
=======================================================================

DIVERSIFIED METALS & MINING-0.17%

Freeport-McMoRan Copper & Gold, Inc.-Class B      10,900        603,969
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.43%

Amphenol Corp.-Class A                            50,400      2,820,384
-----------------------------------------------------------------------
Mettler-Toledo International Inc.(b)              36,700      2,222,919
=======================================================================
                                                              5,043,303
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.34%

Trimble Navigation Ltd.(b)                        27,100      1,209,744
=======================================================================

FOOD RETAIL-0.15%

Kroger Co. (The)                                  23,500        513,710
=======================================================================

FOOTWEAR-0.95%

Deckers Outdoor Corp.(b)                          18,600        717,216
-----------------------------------------------------------------------
NIKE, Inc.-Class B                                32,500      2,632,500
=======================================================================
                                                              3,349,716
=======================================================================

HEALTH CARE DISTRIBUTORS-1.02%

AmerisourceBergen Corp.                           37,800      1,584,576
-----------------------------------------------------------------------
McKesson Corp.                                    42,930      2,029,730
=======================================================================
                                                              3,614,306
=======================================================================

HEALTH CARE EQUIPMENT-1.25%

Bard (C.R.), Inc.                                 16,100      1,179,486
-----------------------------------------------------------------------
Becton, Dickinson and Co.                         38,000      2,322,940
-----------------------------------------------------------------------
IDEXX Laboratories, Inc.(b)                       12,200        916,586
=======================================================================
                                                              4,419,012
=======================================================================

HEALTH CARE FACILITIES-1.46%

AmSurg Corp.(b)                                   47,500      1,080,625
-----------------------------------------------------------------------
Community Health Systems Inc.(b)                  22,000        808,500
-----------------------------------------------------------------------
Universal Health Services, Inc.-Class B           10,200        512,652
-----------------------------------------------------------------------
VCA Antech, Inc.(b)                               86,500      2,761,945
=======================================================================
                                                              5,163,722
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

HEALTH CARE SERVICES-2.18%

Caremark Rx, Inc.                                 51,500   $  2,568,305
-----------------------------------------------------------------------
Laboratory Corp. of America Holdings(b)           23,410      1,456,804
-----------------------------------------------------------------------
Pediatrix Medical Group, Inc.(b)                  56,766      2,571,500
-----------------------------------------------------------------------
Quest Diagnostics Inc.                            18,400      1,102,528
=======================================================================
                                                              7,699,137
=======================================================================

HEALTH CARE TECHNOLOGY-0.25%

Computer Programs and Systems, Inc.               22,010        879,520
=======================================================================

HOME FURNISHINGS-1.21%

Ethan Allen Interiors Inc.                        89,100      3,256,605
-----------------------------------------------------------------------
Furniture Brands International, Inc.(a)           47,800        996,152
=======================================================================
                                                              4,252,757
=======================================================================

HOME IMPROVEMENT RETAIL-2.44%

Home Depot, Inc. (The)                            89,800      3,213,942
-----------------------------------------------------------------------
Sherwin-Williams Co. (The)                       113,831      5,404,696
=======================================================================
                                                              8,618,638
=======================================================================

HOMEFURNISHING RETAIL-0.29%

Rent-A-Center Inc.(b)                             41,100      1,021,746
=======================================================================

HOUSEHOLD APPLIANCES-1.65%

Black & Decker Corp. (The)                        48,910      4,130,938
-----------------------------------------------------------------------
Whirlpool Corp.                                   20,532      1,696,970
=======================================================================
                                                              5,827,908
=======================================================================

HOUSEHOLD PRODUCTS-0.18%

Kimberly-Clark Corp.                              10,200        629,340
=======================================================================

HYPERMARKETS & SUPER CENTERS-0.26%

Costco Wholesale Corp.                            15,860        906,082
=======================================================================

INDUSTRIAL GASES-0.67%

Airgas, Inc.                                      63,200      2,354,200
=======================================================================

INDUSTRIAL MACHINERY-1.77%

Danaher Corp.                                     20,400      1,312,128
-----------------------------------------------------------------------
Illinois Tool Works Inc.                          41,900      1,990,250
-----------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A                   69,000      2,951,820
=======================================================================
                                                              6,254,198
=======================================================================

INSURANCE BROKERS-0.54%

Aon Corp.                                         54,516      1,898,247
=======================================================================

INTEGRATED OIL & GAS-4.30%

Exxon Mobil Corp.                                199,650     12,248,527
-----------------------------------------------------------------------
Occidental Petroleum Corp.                        28,500      2,922,675
=======================================================================
                                                             15,171,202
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.69%

CenturyTel, Inc.                                  55,900      2,076,685
-----------------------------------------------------------------------
TALK America Holdings, Inc.(b)                    55,500        343,545
=======================================================================
                                                              2,420,230
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-0.45%

EarthLink, Inc.(b)                               182,700   $  1,582,182
=======================================================================

INVESTMENT BANKING & BROKERAGE-4.38%

Goldman Sachs Group, Inc. (The)                   26,253      3,949,239
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     78,652      5,124,178
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         38,700      2,691,972
-----------------------------------------------------------------------
Morgan Stanley                                    58,474      3,696,141
=======================================================================
                                                             15,461,530
=======================================================================

IT CONSULTING & OTHER SERVICES-0.16%

Accenture Ltd.-Class A                            19,430        550,258
=======================================================================

LEISURE PRODUCTS-0.51%

Brunswick Corp.                                   41,300      1,373,225
-----------------------------------------------------------------------
Marvel Entertainment, Inc.(b)                     22,000        440,000
=======================================================================
                                                              1,813,225
=======================================================================

LIFE & HEALTH INSURANCE-0.77%

Lincoln National Corp.                            19,790      1,116,948
-----------------------------------------------------------------------
Prudential Financial, Inc.                        20,385      1,583,914
=======================================================================
                                                              2,700,862
=======================================================================

LIFE SCIENCES TOOLS & SERVICES-0.93%

Techne Corp.(b)                                   27,900      1,420,668
-----------------------------------------------------------------------
Waters Corp.(b)                                   41,600      1,847,040
=======================================================================
                                                              3,267,708
=======================================================================

MANAGED HEALTH CARE-4.00%

Aetna Inc.                                       140,510      5,610,564
-----------------------------------------------------------------------
Coventry Health Care, Inc.(b)                     13,350        733,449
-----------------------------------------------------------------------
Sierra Health Services, Inc.(b)                   43,900      1,976,817
-----------------------------------------------------------------------
UnitedHealth Group Inc.                           97,771      4,378,186
-----------------------------------------------------------------------
WellPoint Inc.(b)                                 19,490      1,418,287
=======================================================================
                                                             14,117,303
=======================================================================

METAL & GLASS CONTAINERS-0.23%

Silgan Holdings Inc.                              22,000        814,220
=======================================================================

MOTORCYCLE MANUFACTURERS-0.48%

Harley-Davidson, Inc.                             31,100      1,707,079
=======================================================================

MULTI-LINE INSURANCE-1.25%

Genworth Financial Inc.-Class A                   72,300      2,518,932
-----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     22,500      1,903,500
=======================================================================
                                                              4,422,432
=======================================================================

OFFICE SERVICES & SUPPLIES-0.65%

Brady Corp.-Class A                               62,600      2,306,184
=======================================================================

OIL & GAS DRILLING-0.35%

Pride International, Inc.(b)                      20,000        624,600
-----------------------------------------------------------------------
Unit Corp.(b)                                     10,600        603,034
=======================================================================
                                                              1,227,634
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.60%

BJ Services Co.                                   78,900   $  2,939,814
-----------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(b)           16,800      1,025,472
-----------------------------------------------------------------------
Maverick Tube Corp.(b)                            12,400        783,556
-----------------------------------------------------------------------
Schlumberger Ltd.                                 13,500        878,985
=======================================================================
                                                              5,627,827
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.86%

Anadarko Petroleum Corp.                          42,470      2,025,394
-----------------------------------------------------------------------
Devon Energy Corp.                                16,500        996,765
=======================================================================
                                                              3,022,159
=======================================================================

OIL & GAS REFINING & MARKETING-0.72%

Sunoco, Inc.                                      22,920      1,588,127
-----------------------------------------------------------------------
Valero Energy Corp.                               14,200        944,584
=======================================================================
                                                              2,532,711
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.10%

Bank of America Corp.                            196,340      9,443,954
-----------------------------------------------------------------------
Citigroup Inc.                                   177,090      8,542,822
=======================================================================
                                                             17,986,776
=======================================================================

PACKAGED FOODS & MEATS-0.96%

General Mills, Inc.                               65,260      3,371,332
=======================================================================

PHARMACEUTICALS-6.74%

AstraZeneca PLC-ADR (United Kingdom)              20,200      1,208,364
-----------------------------------------------------------------------
Johnson & Johnson                                 98,805      5,920,396
-----------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)                     78,800      1,339,600
-----------------------------------------------------------------------
Merck & Co. Inc.                                 180,690      6,582,537
-----------------------------------------------------------------------
Novartis A.G.-ADR (Switzerland)                   67,220      3,624,502
-----------------------------------------------------------------------
Pfizer Inc.                                      130,500      3,062,835
-----------------------------------------------------------------------
Wyeth                                             45,500      2,020,655
=======================================================================
                                                             23,758,889
=======================================================================

PROPERTY & CASUALTY INSURANCE-4.25%

Allstate Corp. (The)                              34,110      1,866,840
-----------------------------------------------------------------------
Ambac Financial Group, Inc.                       60,636      4,917,580
-----------------------------------------------------------------------
Chubb Corp. (The)                                 25,600      1,277,440
-----------------------------------------------------------------------
Fidelity National Financial, Inc.                 40,100      1,561,895
-----------------------------------------------------------------------
FPIC Insurance Group, Inc.(b)                     21,100        817,625
-----------------------------------------------------------------------
MBIA Inc.                                         19,520      1,142,896
-----------------------------------------------------------------------
SAFECO Corp.                                      21,400      1,205,890
-----------------------------------------------------------------------
United Fire & Casualty Co.                        24,000        723,120
-----------------------------------------------------------------------
W. R. Berkley Corp.                               43,560      1,486,703
=======================================================================
                                                             14,999,989
=======================================================================

REGIONAL BANKS-1.56%

Cullen/Frost Bankers, Inc.                        33,800      1,936,740
-----------------------------------------------------------------------
KeyCorp                                           76,700      2,736,656
-----------------------------------------------------------------------
Nara Bancorp, Inc.                                44,200        828,750
=======================================================================
                                                              5,502,146
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

RESTAURANTS-3.30%

CEC Entertainment Inc.(b)                         32,550   $  1,045,506
-----------------------------------------------------------------------
Darden Restaurants, Inc.                          92,800      3,656,320
-----------------------------------------------------------------------
Jack in the Box Inc.(b)                           20,820        816,144
-----------------------------------------------------------------------
Papa John's International, Inc.(b)                24,800        823,360
-----------------------------------------------------------------------
Yum! Brands, Inc.                                105,300      5,293,431
=======================================================================
                                                             11,634,761
=======================================================================

SEMICONDUCTORS-1.14%

Intel Corp.                                       38,300        725,785
-----------------------------------------------------------------------
Microchip Technology Inc.                         22,100        741,455
-----------------------------------------------------------------------
National Semiconductor Corp.                      53,690      1,280,506
-----------------------------------------------------------------------
NVIDIA Corp.(b)                                   23,800        506,702
-----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-
  ADR (Taiwan)                                    84,459        775,334
=======================================================================
                                                              4,029,782
=======================================================================

SOFT DRINKS-0.26%

PepsiCo, Inc.                                     15,479        929,359
=======================================================================

SPECIALIZED CONSUMER SERVICES-1.01%

Jackson Hewitt Tax Service Inc.                   68,100      2,134,935
-----------------------------------------------------------------------
Steiner Leisure Ltd.(b)                           36,500      1,442,845
=======================================================================
                                                              3,577,780
=======================================================================

SPECIALIZED FINANCE-0.50%

CIT Group, Inc.                                   23,032      1,204,343
-----------------------------------------------------------------------
Portfolio Recovery Associates, Inc.(b)            12,600        575,820
=======================================================================
                                                              1,780,163
=======================================================================

SPECIALTY CHEMICALS-0.63%

A. Schulman, Inc.                                 97,500      2,231,775
=======================================================================

SPECIALTY STORES-0.73%

Staples, Inc.                                    105,700      2,570,624
=======================================================================

STEEL-2.70%

IPSCO, Inc. (Canada)(c)                           57,300      5,483,037
-----------------------------------------------------------------------
Nucor Corp.                                       74,200      4,025,350
=======================================================================
                                                              9,508,387
=======================================================================

SYSTEMS SOFTWARE-0.94%

Microsoft Corp.                                   87,400      2,036,420
-----------------------------------------------------------------------
Oracle Corp.(b)                                   89,500      1,296,855
=======================================================================
                                                              3,333,275
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-0.29%

CDW Corp.                                         18,800   $  1,027,420
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.24%

MGIC Investment Corp.                             13,290        863,850
=======================================================================

TOBACCO-0.87%

Loews Corp-Carolina Group                         16,570        851,201
-----------------------------------------------------------------------
Reynolds American Inc.                            16,200      1,867,860
-----------------------------------------------------------------------
Vector Group Ltd.(a)                              20,895        339,544
=======================================================================
                                                              3,058,605
=======================================================================

TRUCKING-0.75%

Arkansas Best Corp.                               36,670      1,841,201
-----------------------------------------------------------------------
Marten Transport, Ltd.(b)                         36,800        800,032
=======================================================================
                                                              2,641,233
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $296,864,118)                         344,501,673
=======================================================================

MONEY MARKET FUNDS-2.56%

Liquid Assets Portfolio-Institutional
  Class(d)                                     4,515,909      4,515,909
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       4,515,909      4,515,909
=======================================================================
    Total Money Market Funds (Cost
      $9,031,818)                                             9,031,818
=======================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-100.23% (Cost
  $305,895,936)                                             353,533,491
=======================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-1.53%

MONEY MARKET FUNDS-1.53%

Liquid Assets Portfolio-Institutional Class
  (Cost $5,391,945)(d)(e)                      5,391,945      5,391,945
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $5,391,945)                                       5,391,945
=======================================================================
TOTAL INVESTMENTS-101.76% (Cost $311,287,881)               358,925,436
=======================================================================
OTHER ASSETS LESS LIABILITIES-(1.76)%                        (6,216,305)
=======================================================================
NET ASSETS-100.00%                                         $352,709,131
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security was out on loan at June 30, 2006.
(b) Non-income producing security.
(c) A portion of this security is subject to call options written. See Note 1G and Note 9.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $296,864,118)*     $344,501,673
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $14,423,763)                             14,423,763
===========================================================
     Total investments (Cost $311,287,881)      358,925,436
===========================================================
Receivables for:
  Fund shares sold                                   32,109
-----------------------------------------------------------
  Dividends                                         341,797
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               79,124
-----------------------------------------------------------
Other assets                                         24,988
===========================================================
     Total assets                               359,403,454
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                            751,916
-----------------------------------------------------------
  Options written, at value (premiums
     received $33,879)                               22,575
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                               120,844
-----------------------------------------------------------
  Collateral upon return of securities loaned     5,391,945
-----------------------------------------------------------
Accrued distribution fees                           131,331
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              548
-----------------------------------------------------------
Accrued transfer agent fees                         173,632
-----------------------------------------------------------
Accrued operating expenses                          101,532
===========================================================
     Total liabilities                            6,694,323
===========================================================
Net assets applicable to shares outstanding    $352,709,131
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $385,431,339
-----------------------------------------------------------
Undistributed net investment income (loss)         (568,017)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts    (79,803,050)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                47,648,859
===========================================================
                                               $352,709,131
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $244,452,193
___________________________________________________________
===========================================================
Class B                                        $ 88,772,775
___________________________________________________________
===========================================================
Class C                                        $ 19,484,163
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          12,903,253
___________________________________________________________
===========================================================
Class B                                           5,301,748
___________________________________________________________
===========================================================
Class C                                           1,165,415
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      18.95
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $18.95 / 94.50%)      $      20.05
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      16.74
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      16.72
___________________________________________________________
===========================================================

* At June 30, 2006, securities with an aggregate value of $5,298,789 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $29,325)         $  2,418,382
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $7,665, after compensation to
  counterparties of $107,812)                                      244,688
==========================================================================
    Total investment income                                      2,663,070
==========================================================================

EXPENSES:

Advisory fees                                                    1,309,351
--------------------------------------------------------------------------
Administrative services fees                                        53,312
--------------------------------------------------------------------------
Custodian fees                                                      18,541
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          319,924
--------------------------------------------------------------------------
  Class B                                                          498,729
--------------------------------------------------------------------------
  Class C                                                          108,263
--------------------------------------------------------------------------
Transfer agent fees                                                702,617
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           12,852
--------------------------------------------------------------------------
Other                                                              127,405
==========================================================================
    Total expenses                                               3,150,994
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (26,288)
==========================================================================
    Net expenses                                                 3,124,706
==========================================================================
Net investment income (loss)                                      (461,636)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes net gains from securities
    sold to affiliates of $211,634)                             23,018,990
--------------------------------------------------------------------------
  Option contracts written                                          19,904
==========================================================================
                                                                23,038,894
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (14,105,028)
--------------------------------------------------------------------------
  Option contracts written                                          11,304
==========================================================================
                                                               (14,093,724)
==========================================================================
Net gain from investment securities and option contracts         8,945,170
==========================================================================
Net increase in net assets resulting from operations          $  8,483,534
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (461,636)   $ (1,966,358)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                             23,038,894      69,678,599
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                 (14,093,724)    (50,186,478)
==========================================================================================
    Net increase in net assets resulting from operations         8,483,534      17,525,763
==========================================================================================
Share transactions-net:
  Class A                                                      (21,338,575)    (45,443,426)
------------------------------------------------------------------------------------------
  Class B                                                      (19,516,045)    (46,135,865)
------------------------------------------------------------------------------------------
  Class C                                                       (3,822,153)     (7,734,281)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (44,676,773)    (99,313,572)
==========================================================================================
    Net increase (decrease) in net assets                      (36,193,239)    (81,787,809)
==========================================================================================

NET ASSETS:

  Beginning of period                                          388,902,370     470,690,179
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(568,017) and $(106,381),
    respectively)                                             $352,709,131    $388,902,370
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.80%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================

    Through June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $15,389.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $870.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $53,312.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $702,617.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B and Class C shares paid $319,924, $498,729 and $108,263, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $16,863 in front-end sales commissions from the sale of Class A shares and $2, $22,710 and $371 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 5,977,525      $18,703,362       $(20,164,978)         $   --         $4,515,909      $118,214       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                    --        4,932,921           (417,012)             --          4,515,909         1,934           --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             5,977,525       18,703,362        (24,680,887)             --                 --       116,875           --
==================================================================================================================================
  Subtotal        $11,955,050      $42,339,645       $(45,262,877)         $   --         $9,031,818      $237,023       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/05          AT COST          FROM SALES       (DEPRECIATION)      06/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 1,402,365      $39,642,720       $(35,653,140)         $  --          $ 5,391,945     $  7,665        $  --
==================================================================================================================================
    Total         $13,357,415      $81,982,365       $(80,916,017)         $  --          $14,423,763     $244,688        $  --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $2,468,960, which resulted in net realized gains of $211,634 and securities purchases of $2,141,990.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $10,029.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,433 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $5,298,789 were on loan to brokers. The loans were secured by cash collateral of $5,391,945 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $7,665 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               --       $     --
-----------------------------------------------------------------------------------
Written                                                          520         53,783
-----------------------------------------------------------------------------------
Expired                                                         (220)       (19,904)
===================================================================================
End of period                                                    300       $ 33,879
___________________________________________________________________________________
===================================================================================

                                              OPEN OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                        CONTRACT    STRIKE    NUMBER OF    PREMIUMS                UNREALIZED
                                                         MONTH      PRICE     CONTRACTS    RECEIVED     VALUE     APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
CALLS
Eagle Materials Inc.                                     Jul-06       50          90       $ 7,470     $ 7,425      $    45
------------------------------------------------------------------------------------------------------------------------------
Eagle Materials Inc.                                     Jul-06       55          90         2,970       1,350        1,620
------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc. (Canada)                                     Jul-06      100          40        12,279       8,600        3,679
------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc. (Canada)                                     Jul-06      105          40         7,280       3,800        3,480
------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc. (Canada)                                     Jul-06      110          40         3,880       1,400        2,480
==============================================================================================================================
    Total                                                                        300       $33,879     $22,575      $11,304
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end. Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2010                                               $ 56,001,620
-----------------------------------------------------------------------------
December 31, 2011                                                 46,792,314
=============================================================================
Total capital loss carryforward                                 $102,793,934
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $128,595,816 and $170,808,132, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS}
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $56,192,398
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (8,568,310)
===============================================================================
Net unrealized appreciation of investment securities              $47,624,088
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $311,301,348.


NOTE 12--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2006                DECEMBER 31, 2005
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        292,459    $  5,643,892        780,120    $ 13,761,890
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        155,575       2,653,233        498,217       7,793,624
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         73,427       1,251,507        193,899       3,028,919
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        384,879       7,422,341      1,121,759      19,623,817
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (434,746)     (7,422,341)    (1,259,304)    (19,623,817)
=======================================================================================================================
Reacquired:
  Class A                                                     (1,788,029)    (34,404,808)    (4,470,464)    (78,829,133)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (866,492)    (14,746,937)    (2,192,148)    (34,305,672)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (299,372)     (5,073,660)      (688,802)    (10,763,200)
=======================================================================================================================
                                                              (2,482,299)   $(44,676,773)    (6,016,723)   $(99,313,572)
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 13 -- NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 14 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                               --------------------------------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                                        YEAR ENDED DECEMBER 31,
                                JUNE 30,          -------------------------------------------------------------------------------
                                  2006              2005             2004             2003             2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $  18.55          $  17.65         $  15.50         $  11.97         $  17.00          $  22.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                         (0.00)            (0.04)(a)        (0.06)(a)(b)     (0.09)(a)        (0.06)(a)         (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 0.40              0.94             2.21             3.62            (4.97)            (5.79)
=================================================================================================================================
    Total from investment
      operations                    0.40              0.90             2.15             3.53            (5.03)            (5.87)
=================================================================================================================================
Less distributions from net
  realized gains                      --                --               --               --               --             (0.01)
=================================================================================================================================
Net asset value, end of
  period                        $  18.95          $  18.55         $  17.65         $  15.50         $  11.97          $  17.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                     2.16%             5.10%           13.87%           29.49%          (29.59)%          (25.64)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $244,452          $259,946         $292,681         $288,976         $250,666          $396,779
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets                        1.42%(d)(e)       1.39%            1.38%(e)         1.47%            1.32%             1.24%
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                       (0.00)%(d)        (0.21)%          (0.40)%(b)       (0.65)%          (0.45)%           (0.45)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)            35%               91%              38%              69%              86%              117%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.08) and (0.51)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $258,060,258.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.43% (annualized) and 1.40% for the six months ended June 30, 2006 and the year ended December 31, 2004, respectively.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             CLASS B
                                -------------------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                        YEAR ENDED DECEMBER 31,
                                 JUNE 30,           -----------------------------------------------------------------------------
                                   2006               2005           2004              2003              2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $ 16.46            $  15.78       $  13.96          $  10.86          $  15.54        $  21.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.07)              (0.15)(a)      (0.17)(a)(b)      (0.17)(a)         (0.16)(a)       (0.20)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 0.35                0.83           1.99              3.27             (4.52)          (5.32)
=================================================================================================================================
    Total from investment
      operations                    0.28                0.68           1.82              3.10             (4.68)          (5.52)
=================================================================================================================================
Less distributions from net
  realized gains                      --                  --             --                --                --           (0.01)
=================================================================================================================================
Net asset value, end of period   $ 16.74            $  16.46       $  15.78          $  13.96          $  10.86        $  15.54
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                     1.70%               4.31%         13.04%            28.55%           (30.12)%        (26.19)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $88,773            $106,097       $148,300          $198,148          $214,709        $432,002
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets                        2.17%(d)(e)         2.14%          2.13%(e)          2.22%             2.07%           2.00%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets     (0.75)%(d)          (0.96)%        (1.15)%(b)        (1.40)%           (1.20)%         (1.21)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)            35%                 91%            38%               69%               86%            117%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.19) and (1.26)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $100,572,409.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.18% (annualized) and 2.15% for the six months ended June 30, 2006 and the year ended December 31, 2004, respectively.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               CLASS C
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                                      YEAR ENDED DECEMBER 31,
                                      JUNE 30,             ----------------------------------------------------------------------
                                        2006                2005          2004             2003          2002            2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $ 16.43              $ 15.75       $ 13.94          $ 10.84       $ 15.52         $ 21.05
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)          (0.07)               (0.15)(a)     (0.17)(a)(b)     (0.17)(a)     (0.16)(a)       (0.20)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       0.36                 0.83          1.98             3.27         (4.52)          (5.32)
=================================================================================================================================
    Total from investment
      operations                         0.29                 0.68          1.81             3.10         (4.68)          (5.52)
=================================================================================================================================
Less distributions from net
  realized gains                           --                   --            --               --            --           (0.01)
=================================================================================================================================
Net asset value, end of period        $ 16.72              $ 16.43       $ 15.75          $ 13.94       $ 10.84         $ 15.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                          1.76%                4.32%        12.98%           28.60%       (30.15)%        (26.21)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $19,484              $22,860       $29,710          $33,585       $32,558         $59,112
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                 2.17%(d)(e)          2.14%         2.13%(e)         2.22%         2.07%           2.00%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets          (0.75)%(d)           (0.96)%       (1.15)%(b)       (1.40)%       (1.20)%         (1.21)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                 35%                  91%           38%              69%           86%            117%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.19) and (1.26)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $21,832,111.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.18% (annualized) and 2.15% for the six months ended June 30, 2006 and the year ended December 31, 2004, respectively.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                               SECTOR EQUITY                        AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                            AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                               DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                        AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                         AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                                 FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
* Domestic equity and income fund            AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
                                             Premier Portfolio
       INTERNATIONAL/GLOBAL EQUITY           Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund
AIM China Fund                               TAX-FREE
AIM Developing Markets Fund
AIM European Growth Fund                     AIM High Income Municipal Fund(1)
AIM European Small Company Fund(1)           AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund            AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                       AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                       Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund                               ================================================================================
AIM International Core Equity Fund           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Growth Fund                FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Small Company Fund(1)      FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                             ================================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

    If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.


AIMinvestments.com               SEQ-SAR-1         A I M Distributors, Inc.

                            [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College    Separately   Offshore    Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings    Managed      Products    Management                 --Registered Trademark--
                                  Plans      Accounts
--------------------------------------------------------------------------------

                                                       AIM SMALL CAP EQUITY FUND
                                Semiannual Report to Shareholders o June 30,2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM SMALL CAP EQUITY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of June 30, 2006, and is based on total net assets.

ABOUT SHARE CLASSES                          can be no assurance that the Fund will       o The Fund is not managed to track the
                                             have favorable IPO investment                performance of any particular index,
o Class B shares are not available as an     opportunities in the future.                 including the indexes defined here, and
investment for retirement plans                                                           consequently, the performance of the
maintained pursuant to Section 401 of        o Prices of equity securities change in      Fund may deviate significantly from the
the Internal Revenue Code, including         response to many factors including the       performance of the indexes.
401(k) plans, money purchase pension         historical and prospective earnings of
plans and profit sharing plans. Plans        the issuer, the value of its assets,         o A direct investment cannot be made in
that had existing accounts invested in       general economic conditions, interest        an index. Unless otherwise indicated,
Class B shares prior to September 30,        rates, investor perceptions and market       index results include reinvested
2003, will continue to be allowed to         liquidity.                                   dividends, and they do not reflect sales
make additional purchases.                                                                charges. Performance of an index of
                                             o The values of convertible securities       funds reflects fund expenses;
o Class R shares are available only to       in which the Fund invests may be             performance of a market index does not.
certain retirement plans. Please see the     affected by market interest rates, the
prospectus for more information.             risk that the issuer may default on          OTHER INFORMATION
                                             interest or principal payments and the
PRINCIPAL RISKS OF INVESTING IN THE FUND     value of the underlying common stock in      o Industry classifications used in this
                                             which these securities may be converted.     report are generally according to the
o Investing in smaller companies                                                          Global Industry Classification Standard,
involves greater risk than investing in      o Because a large percentage of the          which was developed by and is the
more established companies, such as          Fund's assets may be invested in a           exclusive property and a service mark of
business risk, significant stock price       limited number of securities, a change       Morgan Stanley Capital International
fluctuations and illiquidity.                in the value of these securities could       Inc. and Standard & Poor's.
                                             significantly affect the value of your
o The Fund may invest a portion of its       investment in the Fund                       o The returns shown in the management's
assets in synthetic instruments, such as                                                  discussion of Fund performance are based
warrants, futures, options, exchange         ABOUT INDEXES USED IN THIS REPORT            on net asset values calculated for
traded funds and American Depositary                                                      shareholder transactions. Generally
Receipts, the value of which may not         o The unmanaged STANDARD & POOR'S            accepted accounting principles require
correlate perfectly with the overall         COMPOSITE INDEX OF 500 STOCKS (the S&P       adjustments to be made to the net assets
securities market. Risks associated with     500--Registered Trademark-- Index) is        of the Fund at period end for financial
synthetic instruments may include            an index of common stocks frequently         reporting purposes, and as such, the net
counter party risk and sensitivity to        used as a general measure of U.S. stock      asset values for shareholder
interest rate changes and market price       market performance.                          transactions and the returns based on
fluctuations. See the prospectus for                                                      those net asset values may differ from
more details.                                o The unmanaged STANDARD & POOR'S            the net asset values and returns
                                             COMPOSITE INDEX OF 600 STOCKS (the S&P       reported in the Financial Highlights.
o The Fund may invest up to 25% of its       600--Registered Trademark-- INDEX) is
assets in the securities of non-U.S.         an index of common stocks frequently         The Fund provides a complete list of its
issuers. International investing             used as a general measure of the small       holdings four times in each fiscal year,
presents risks not associated with           company segment of the U.S. stock            at the quarter-ends. For the second and
investing solely in the United States.       market.                                      fourth quarters, the lists appear in the
These include risks relating to the                                                       Fund's semiannual and annual reports to
fluctuation in the value of the U.S.         o The unmanaged RUSSELL 2000                 shareholders. For the first and third
dollar relative to the values of the         --Registered Trademark-- INDEX               quarters, the Fund files the lists with
currencies, the custody arrangements         represents the performance of the stocks     the Securities and Exchange Commission
made for the Fund's foreign holdings,        of small-capitalization companies.           (SEC) on Form N-Q. The most recent list
differences in accounting, political                                                      of portfolio holdings is available at
risks and the lesser degree of public        o The unmanaged LIPPER SMALL-CAP CORE        AIMinvestments.com. From our home page,
information required to be provided by       FUND INDEX represents an average of the      click on Products & Performance, then
non-U.S. companies.                          performance of the 30 largest                Mutual Funds, then Fund Overview. Select
                                             small-capitalization core equity funds       your Fund from the drop-down menu and
o Although the Fund's return during          tracked by Lipper Inc., an independent       click on Complete Quarterly Holdings.
certain periods was positively impacted      mutual fund performance monitor.             Shareholders can also look up the Fund's
by its investments in initial public                                                      Forms N-Q on the SEC Web site at
offerings (IPOs), there                                                                   sec.gov. Copies of the Fund's Forms N-Q
                                                                                          may be

=====================================================================================     Continued on page 5
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 ==========================================
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             FUND NASDAQ SYMBOLS
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================     Class A Shares                 SMEAX
                                                                                          Class B Shares                 SMEBX
                                                                                          Class C Shares                 SMECX
                                                                                          Class R Shares                 SMERX
                                                                                          ==========================================

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

AIMinvestments.com

AIM SMALL CAP EQUITY FUND

                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance. That discussion begins on page 3.

    [GRAHAM              It's been said nothing is certain but death and taxes.
     PHOTO]         We would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    first six months of 2006 were a perfect example. Domestic
                    and global equity markets were generally strong during the early months of the period, but they became considerably
                    more volatile and negative beginning in May. Inflation fears
ROBERT H. GRAHAM    were the primary cause of this change in market sentiment:

                    o Amid signs of rising inflation, the U.S. Federal Reserve Board continued to raise interest rates in response to inflation risks.

                    o The dollar remained weak, making imports more expensive and thereby raising inflation.

                    o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                         While we can't do anything about the ambiguity and
    [TAYLOR         uncertainty surrounding death and taxes, we can suggest an
     PHOTO]         alternative to reacting to fluctuating short-term market
                    conditions: Maintain a diversified portfolio. AIM
                    Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
  PHILIP TAYLOR     retail mutual funds, including domestic, global and
                    international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                         We also believe in the value of a trusted financial
                    advisor who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                         Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                  /s/ PHILIP TAYLOR

                    Robert H. Graham                      Philip Taylor
                    Vice Chair -- AIM Funds               President -- AIM Funds
                    Chair, AIM Investments                CEO, AIM Investments


                    August 10, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM SMALL CAP EQUITY FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

    [CROCKETT            Looking ahead, your Board finds many reasons to be
      PHOTO]        positive about AIM's management and strategic direction.
                    Most importantly, AIM management's investment management
                    discipline is paying off in terms of improved overall
                    performance. While work remains to be done, AIM's
                    complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its
BRUCE L. CROCKETT   highest since 2000. We are also pleased with AIM
                    management's efforts to seek more cost-effective ways of delivering superior service.

                         In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP manages more than $414 billion globally, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they can serve you by enhancing performance and reducing costs.

                         The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                         Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    August 10, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of the advisory agreement information for your Fund is also included in this semiannual report on pages 7--8.

AIM SMALL CAP EQUITY FUND

MANAGEMENT'S DISCUSSION                                                                        3. Technical analysis. Identifying
OF FUND PERFORMANCE                                                                       the "timeliness" of a stock purchase. We
=====================================================================================     review trading volume characteristics
PERFORMANCE SUMMARY                                                                       and trend analysis to make sure there
                                             ========================================     are no signs of the stock deteriorating.
For the six months ended June 30,2006,       FUND VS. INDEXES                             This also serves as a risk management
Class A Shares of AIM Small Cap Equity                                                    measure that helps us confirm our high
Fund had positive returns and, excluding     CUMULATIVE TOTAL RETURNS,                    conviction candidates.
sales charges, outperformed the broad        12/31/05--6/30/06, EXCLUDING APPLICABLE
market, as measured by the S&P 500           SALES CHARGES. IF SALES CHARGES WERE              We consider selling or trimming a
Index, and the Fund's style-specific         INCLUDED, RETURNS WOULD BE LOWER.            stock when:
index, the Russell 2000 Index.
                                                                                          o The company's fundamental business
     Solid stock selection and generally     Class A Shares               9.30%           prospects deteriorate.
stronger performance by small-cap stocks
enabled the Fund to outperform the           Class B Shares               8.84            o A stock reaches its target price.
large-cap-oriented S&P 500 Index. Solid
stock selection across sectors also          Class C Shares               8.93            o The company's technical profile
enabled the Fund to outperform the                                                        deteriorates.
Russell 2000 Index.                          Class R Shares               9.14
                                                                                          MARKET CONDITIONS AND YOUR FUND
     Your Fund's long-term performance       S&P 500 Index (Broad Market
appears on page 5.                           Index)                       2.71            After posting strong performance during
                                                                                          the first four months of 2006, domestic
                                             Russell 2000 Index                           equities retreated over the last two
                                             (Style-Specific Index)       8.21            months of the reporting period largely
                                                                                          due to concerns about the sustainability
                                             Lipper Small-Cap Core Fund Index             of corporate profits and fears that
                                             (Peer Group Index)           6.30            inflation might lead the U.S. Federal
                                                                                          Reserve Board to continue raising
                                             SOURCE: LIPPER INC.                          interest rates. While small-cap stocks
                                             ========================================     were the hardest hit in May and June,
                                                                                          they outperformed large- and mid-cap
=====================================================================================     stocks during the reporting period.
                                                                                          Positive performance was broad among the
HOW WE INVEST                                benchmark by staying fully diversified       Russell 2000 Index's economic sectors,
                                             in all those sectors.                        with the best returns found in the
We focus on small-cap companies with                                                      materials, telecommunication services
visible and long-term growth                 o STOCK SELECTION: We select stocks          and energy sectors.
opportunities, as demonstrated by            based on an analysis of individual
consistent and accelerating earnings         companies. Our three-step selection               The Fund benefited from positive
growth. Our investment philosophy            process includes:                            absolute performance in all 10 economic
involves:                                                                                 sectors, with the highest positive
                                                  1. Fundamental analysis. Building       impact on performance coming from
o PORTFOLIO CONSTRUCTION: We align the       financial models and conducting in-depth     holdings in the financials, industrials
Fund with the S&P 600 Index, the             interviews with company management.          and energy sectors. On a relative basis,
benchmark we believe represents the                                                       the
small-cap-core asset class. We seek to            2. Valuation analysis. Identifying
control risk by keeping the Fund's           attractively valued stocks given their
sector weightings in line with the           growth potential over a one- to two-year
                                             horizon.
                                                                                                                       (continued)

=======================================      ========================================     ==========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                      1. Regional Banks                 6.1%       1. Oceaneering International, Inc. 1.6%

Industrials                     22.5%          2. Property & Casualty Insurance  4.2        2. Wright Express Corp.            1.5

Financials                      18.1           3. Oil & Gas Exploration &                   3. Genlyte Group Inc. (The)        1.3
                                                  Production                     3.9
Information Technology          16.1                                                        4. Transaction Systems
                                               4. Industrial Machinery           3.8           Architects, Inc.                1.3
Health Care                     13.4
                                               5. Application Software           3.5        5. Warren Resources Inc.           1.3
Consumer Discretionary          10.4
                                             TOTAL NET ASSETS         $448.0 MILLION        6. Philadelphia Consolidated
Energy                           7.7                                                           Holding Corp.                   1.2
                                             TOTAL NUMBER OF HOLDINGS*           114
Materials                        4.0                                                        7. NTELOS Holdings Corp.           1.2

Consumer Staples                 3.8                                                        8. CyberSource Corp.               1.2

Utilities                        1.7                                                        9. Penn Virginia Corp.             1.2

Telecommunication Services       1.2                                                       10. Jones Lang LaSalle Inc.         1.1

Money Market Funds Plus
Other Assets Less Liabilities    1.1


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
=======================================      ========================================     ==========================================

AIM SMALL CAP EQUITY FUND

Fund outperformed the Russell 2000 Index     technology and materials sectors. In the                    JULIET S. ELLIS,
in six of 10 sectors, with the widest        information technology (IT) sector, Fund                    Chartered Financial
margin of outperformance in the              performance was hindered by several              [ELLIS     Analyst, senior portfolio
consumer discretionary, financials and       software holdings, including INTERGRAPH,         PHOTO]     manager, is lead manager
energy sectors.                              EPICOR SOFTWARE and HYPERION SOLUTIONS.                     of AIM Small Cap Equity
                                             After beginning to recover in early 2006                    Fund. Ms. Ellis joined
     The Fund outperformed the Russell       following disappointing fourth quarter                      AIM in 2004. She previously
2000 Index in the consumer discretionary     2005 results, the stock price of each of     served as senior portfolio manager of two
sector primarily due to solid stock          these companies began to fall when the       small-cap funds for another company and
selection in retailing stocks. Fund          small-cap market started to decline in       was responsible for the management of
holding GYMBOREE, a children's apparel       early May. Despite the pullback, we          more than $2 billion in assets. Ms. Ellis
retailer, was up more than 50% during        continued to own these three stocks at       began her investment career in 1981 as a
the reporting period as the company's        the close of the reporting period due to     financial consultant. She is a Cum Laude
strategy to broaden its assortment of        attractive fundamentals.                     and Phi Beta Kappa graduate of Indiana
merchandise led to strong sales growth.                                                   University with a B.A. in economics and
Another retailing holding that made key           In the materials sector,                political science.
contributions was CHRISTOPHER & BANKS.       underperformance versus the Russell 2000
An underweight position in media stocks      Index was largely due to an underweight                     JUAN R. HARTSFIELD,
also drove outperformance, as many           position in metals and mining stocks.                       Chartered Financial
broadcast and publishing stocks had          Many of these stocks had strong               [HARTSFIELD   Analyst, portfolio
declined during the period.                  performance during the reporting period.         PHOTO]     manager, is manager of
                                                                                                         AIM Small Cap Equity
     Solid stock selection in the                 Overall positioning of the Fund was                    Fund. Prior to joining
financials sector also contributed to        little changed during the period.                           AIM in 2004, he began
outperformance relative to the Russell       Exposure was added to the industrials        his investment career in 2000 as
2000 Index. We had particular success        and health care sectors and reduced in       an equity analyst and most recently
with a number of bank stocks, including      the IT and financials sectors. All           served as a portfolio manager. Mr.
HANCOCK HOLDING, a leading provider of       changes to the Fund were based on our        Hartsfield earned a B.S. in petroleum
commercial and consumer banking services     bottom-up stock selection process of         engineering from The University of Texas
along the Gulf Coasts of Mississippi and     identifying what we consider high            and an M.B.A. from the University of
Louisiana. This bank has benefited from      quality growth companies trading at what     Michigan.
strong earnings growth as a result of        we believe are attractive valuations.
increased deposits associated with the                                                    Assisted by the Small Cap Growth/Core Team
rebuilding efforts along the Gulf Coast.     IN CLOSING
Commercial real estate services provider
JONES LANG LASALLE also made a               Although we are pleased to have provided
significant contribution to Fund             positive returns for our investors for
performance. This company delivered          the reporting period, we are always
strong results in all business segments,     striving to improve performance and help
exceeding sales and earnings                 you meet your financial goals. We remain
expectations in the fourth quarter of        committed to our investment process of
2005 and the first quarter of 2006.          focusing on the attractively priced
                                             stocks of small-cap companies with
     Oil prices reached new highs during     growing cash flow and earnings.
the first six months of 2006, driving
the performance of many holdings in the           We thank you for your commitment to
energy sector. Within this sector,           AIM Small Cap Equity Fund.
several of the Fund's oil service
holdings performed well. The top             THE VIEWS AND OPINIONS EXPRESSED IN
contributor to Fund performance during       MANAGEMENT'S DISCUSSION OF FUND
the reporting period was OCEANEERING         PERFORMANCE ARE THOSE OF A I M ADVISORS,
INTERNATIONAL, a company that provides       INC. THESE VIEWS AND OPINIONS ARE
offshore oil companies with underwater       SUBJECT TO CHANGE AT ANY TIME BASED ON
drilling support, construction,              FACTORS SUCH AS MARKET AND ECONOMIC
inspection and repair services. The          CONDITIONS. THESE VIEWS AND OPINIONS MAY
stock price appreciated significantly        NOT BE RELIED UPON AS INVESTMENT ADVICE
during the period as unprecedented           OR RECOMMENDATIONS, OR AS AN OFFER FOR A
growth in the deepwater drilling markets     PARTICULAR SECURITY. THE INFORMATION IS
led to strong revenue and earnings           NOT A COMPLETE ANALYSIS OF EVERY ASPECT
growth. FMC TECHNOLOGIES, a company that     OF ANY MARKET, COUNTRY, INDUSTRY,
also offers underwater drilling products     SECURITY OR THE FUND. STATEMENTS OF FACT
and services, also performed well during     ARE FROM SOURCES CONSIDERED RELIABLE,
the period.                                  BUT A I M ADVISORS, INC. MAKES NO
                                             REPRESENTATION OR WARRANTY AS TO THEIR
     The Fund underperformed relative to     COMPLETENESS OR ACCURACY. ALTHOUGH
the Russell 2000 Index in the                HISTORICAL PERFORMANCE IS NO GUARANTEE
information                                  OF FUTURE RESULTS, THESE INSIGHTS MAY
                                             HELP YOU UNDERSTAND OUR INVESTMENT
                                             MANAGEMENT PHILOSOPHY.                                 [RIGHT ARROW GRAPHIC]

                                                  See important Fund and index            FOR A PRESENTATION OF YOUR FUND'S
                                             disclosures on the inside front cover.       LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM SMALL CAP EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=======================================
AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/06, including applicable
sales charges

CLASS A SHARES
Inception (8/31/00)          6.59%
  5 Years                    7.28
  1 Year                    10.78

CLASS B SHARES
Inception (8/31/00)          6.75%
  5 Years                    7.42
  1 Year                    11.28

CLASS C SHARES
Inception (8/31/00)          6.88%
  5 Years                    7.72
  1 Year                    15.39

CLASS R SHARES
Inception                    7.40%
  5 Years                    8.26
  1 Year                    16.94
=======================================

CLASS R SHARES' INCEPTION DATE IS JUNE       AIMINVESTMENTS.COM FOR THE MOST RECENT       TINGENT DEFERRED SALES CHARGE (CDSC) FOR
3, 2002. RETURNS SINCE THAT DATE ARE         MONTH-END PERFORMANCE. PERFORMANCE           THE PERIOD INVOLVED. THE CDSC ON CLASS B
HISTORICAL RETURNS. ALL OTHER RETURNS        FIGURES REFLECT REINVESTED                   SHARES DECLINES FROM 5% BEGINNING AT THE
ARE BLENDED RETURNS OF HISTORICAL CLASS      DISTRIBUTIONS, CHANGES IN NET ASSET          TIME OF PURCHASE TO 0% AT THE BEGINNING
R SHARE PERFORMANCE AND RESTATED CLASS A     VALUE AND THE EFFECT OF THE MAXIMUM          OF THE SEVENTH YEAR. THE CDSC ON CLASS C
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      SALES CHARGE UNLESS OTHERWISE STATED.        SHARES IS 1% FOR THE FIRST YEAR AFTER
THE INCEPTION DATE OF CLASS R SHARES) AT     PERFORMANCE FIGURES DO NOT REFLECT           PURCHASE. CLASS R SHARES DO NOT HAVE A
NET ASSET VALUE, ADJUSTED TO REFLECT THE     DEDUCTION OF TAXES A SHAREHOLDER WOULD       FRONT-END SALES CHARGE; RETURNS SHOWN
HIGHER RULE 12b-1 FEES APPLICABLE TO         PAY ON FUND DISTRIBUTIONS OR SALE OF         ARE AT NET ASSET VALUE AND DO NOT
CLASS R SHARES. CLASS A SHARES'              FUND SHARES. INVESTMENT RETURN AND           REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
INCEPTION DATE IS AUGUST 31, 2000.           PRINCIPAL VALUE WILL FLUCTUATE SO THAT       ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                             YOU MAY HAVE A GAIN OR LOSS WHEN YOU         ASSETS WITHIN THE FIRST YEAR.
     THE PERFORMANCE DATA QUOTED             SELL SHARES.
REPRESENT PAST PERFORMANCE AND CANNOT                                                          THE PERFORMANCE OF THE FUND'S SHARE
GUARANTEE COMPARABLE FUTURE RESULTS;              CLASS A SHARE PERFORMANCE REFLECTS      CLASSES WILL DIFFER PRIMARILY DUE TO
CURRENT PERFORMANCE MAY BE LOWER OR          THE MAXIMUM 5.50% SALES CHARGE, AND          DIFFERENT SALES CHARGE STRUCTURES AND
HIGHER. PLEASE VISIT                         CLASS B AND CLASS C SHARE PERFORMANCE        CLASS EXPENSES.
                                             REFLECTS THE APPLICABLE CON-









Continued from inside front cover

reviewed and copied at the SEC Public        A description of the policies and            Information regarding how the Fund voted
Reference Room at 100 F Street, N.E.,        procedures that the Fund uses to             proxies related to its portfolio
Washington, D.C. 20549. You can obtain       determine how to vote proxies relating       securities during the 12 months ended
information on the operation of the          to portfolio securities is available         June 30, 2006, is available at our Web
Public Reference Room, including             without charge, upon request, from our       site. Go to AIMinvestments.com, access
information about duplicating fee            Client Services department at                the About Us tab, click on Required
charges, by calling 202-942-8090 or          800-959-4246 or on the AIM Web site,         Notices and then click on Proxy Voting
800-732-0330, or by electronic request at    AIMinvestments.com. On the home page,        Activity. Next, select the Fund from the
the following e-mail address:                scroll down and click on AIM Funds Proxy     drop-down menu. The information is also
publicinfo@sec.gov. The SEC file numbers     Policy. The information is also              available on the SEC Web site, sec.gov.
for the Fund are 811-01540 and               available on the SEC Web site, sec.gov.
002-27334.

AIM SMALL CAP EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,            THE HYPOTHETICAL ACCOUNT VALUES AND
                                             to estimate the expenses that you paid       EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      over the period. Simply divide your          ACTUAL ENDING ACCOUNT BALANCE OR
two types of costs: (1) transaction          account value by $1,000 (for example, an     EXPENSES YOU PAID FOR THE PERIOD. YOU
costs, which may include sales charges       $8,600 account value divided by $1,000 =     MAY USE THIS INFORMATION TO COMPARE THE
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ONGOING COSTS OF INVESTING IN THE FUND
deferred sales charges on redemptions;       number in the table under the heading        AND OTHER FUNDS. TO DO SO, COMPARE THIS
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% HYPOTHETICAL EXAMPLE WITH THE 5%
ongoing costs, including management          Period" to estimate the expenses you         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
fees; distribution and/or service fees       paid on your account during this period.     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON               Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
January 1, 2006, through June 30, 2006.      before expenses, which is not the Fund's     information is useful in comparing
                                             actual return. The Fund's actual             ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset        you determine the relative total costs
                                             value after expenses for the six months      of owning different funds. In addition,
The table below provides information         ended June 30, 2006, appear in the table     if these transactional costs were
about actual account values and actual       "Fund vs. Indexes" on page 3.                included, your costs would have been
expenses. You may use the information in                                                  higher.
this table,

====================================================================================================================================

                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING                ENDING              EXPENSES             ENDING               EXPENSES          ANNUALIZED
SHARE         ACCOUNT VALUE           ACCOUNT VALUE         PAID DURING        ACCOUNT VALUE          PAID DURING         EXPENSE
CLASS           (1/1/06)              (6/30/06)(1)           PERIOD(2)          (6/30/06)              PERIOD(2)           RATIO
  A            $1,000.00               $1,093.00              $7.84             $1,017.31               $7.55              1.51%
  B             1,000.00                1,088.40              11.70              1,013.59               11.28              2.26
  C             1,000.00                1,089.30              11.71              1,013.59               11.28              2.26
  R             1,000.00                1,091.40               9.13              1,016.07                8.80              1.76


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

                                        [ARROW        For More Information Visit
                                        BUTTON        AIMinvestments.com
                                        IMAGE]

AIM SMALL CAP EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Funds Group     o The nature and extent of the advisory      portfolio management team at this time.
(the "Board") oversees the management of     services to be provided by AIM. The          Although the independent written
AIM Small Cap Equity Fund (the "Fund")       Board reviewed the services to be            evaluation of the Fund's Senior Officer
and, as required by law, determines          provided by AIM under the Advisory           (discussed below) only considered Fund
annually whether to approve the              Agreement. Based on such review, the         performance through the most recent
continuance of the Fund's advisory           Board concluded that the range of            calendar year, the Board also reviewed
agreement with A I M Advisors, Inc.          services to be provided by AIM under the     more recent Fund performance, which did
("AIM"). Based upon the recommendation       Advisory Agreement was appropriate and       not change their conclusions.
of the Investments Committee of the          that AIM currently is providing services
Board, at a meeting held on June 27,         in accordance with the terms of the          o Meetings with the Fund's portfolio
2006, the Board, including all of the        Advisory Agreement.                          managers and investment personnel. With
independent trustees, approved the                                                        respect to the Fund, the Board is
continuance of the advisory agreement        o The quality of services to be provided     meeting periodically with such Fund's
(the "Advisory Agreement") between the       by AIM. The Board reviewed the               portfolio managers and/or other
Fund and AIM for another year, effective     credentials and experience of the            investment personnel and believes that
July 1, 2006.                                officers and employees of AIM who will       such individuals are competent and able
                                             provide investment advisory services to      to continue to carry out their
     The Board considered the factors        the Fund. In reviewing the                   responsibilities under the Advisory
discussed below in evaluating the            qualifications of AIM to provide             Agreement.
fairness and reasonableness of the           investment advisory services, the Board
Advisory Agreement at the meeting on         considered such issues as AIM's              o Overall performance of AIM. The Board
June 27, 2006 and as part of the Board's     portfolio and product review process,        considered the overall performance of
ongoing oversight of the Fund. In their      various back office support functions        AIM in providing investment advisory and
deliberations, the Board and the             provided by AIM and AIM's equity and         portfolio administrative services to the
independent trustees did not identify        fixed income trading operations. Based       Fund and concluded that such performance
any particular factor that was               on the review of these and other             was satisfactory.
controlling, and each trustee attributed     factors, the Board concluded that the
different weights to the various             quality of services to be provided by        o Fees relative to those of clients of
factors.                                     AIM was appropriate and that AIM             AIM with comparable investment
                                             currently is providing satisfactory          strategies. The Board reviewed the
     One responsibility of the               services in accordance with the terms of     effective advisory fee rate (before
independent Senior Officer of the Fund       the Advisory Agreement.                      waivers) for the Fund under the Advisory
is to manage the process by which the                                                     Agreement. The Board noted that this
Fund's proposed management fees are          o The performance of the Fund relative       rate was (i) the same as the effective
negotiated to ensure that they are           to comparable funds. The Board reviewed      advisory fee rate (before waivers) for a
negotiated in a manner which is at arms'     the performance of the Fund during the       mutual fund advised by AIM with
length and reasonable. To that end, the      past one, three and five calendar years      investment strategies comparable to
Senior Officer must either supervise a       against the performance of funds advised     those of the Fund and below the
competitive bidding process or prepare       by other advisors with investment            effective advisory fee rate (before
an independent written evaluation. The       strategies comparable to those of the        waivers) for a second mutual fund
Senior Officer has recommended an            Fund. The Board noted that the Fund's        advised by AIM with investment
independent written evaluation in lieu       performance in such periods was below        strategies comparable to those of the
of a competitive bidding process and,        the median performance of such               Fund; (ii) the same as the effective
upon the direction of the Board, has         comparable funds. Based on this review       advisory fee rate (before waivers) for a
prepared such an independent written         and after taking account of all of the       variable insurance fund advised by AIM
evaluation. Such written evaluation also     other factors that the Board considered      and offered to insurance company
considered certain of the factors            in determining whether to continue the       separate accounts with investment
discussed below. In addition, as             Advisory Agreement for the Fund, the         strategies comparable to those of the
discussed below, the Senior Officer made     Board concluded that no changes should       Fund; and (iii) above the effective
a recommendation to the Board in             be made to the Fund and that it was not      sub-advisory fee rate for one Canadian
connection with such written evaluation.     necessary to change the Fund's portfolio     mutual fund sub-advised by an AIM
                                             management team at this time. Although       affiliate with investment strategies
     The discussion below serves as a        the independent written evaluation of        comparable to those of the Fund. The
summary of the Senior Officer's              the Fund's Senior Officer (discussed         Board noted that AIM has agreed to waive
independent written evaluation and           below) only considered Fund performance      advisory fees of the Fund, as discussed
recommendation to the Board in               through the most recent calendar year,       below. Based on this review, the Board
connection therewith, as well as a           the Board also reviewed more recent Fund     concluded that the advisory fee rate for
discussion of the material factors and       performance, which did not change their      the Fund under the Advisory Agreement
the conclusions with respect thereto         conclusions.                                 was fair and reasonable.
that formed the basis for the Board's
approval of the Advisory Agreement.          o The performance of the Fund relative       o Fees relative to those of comparable
After consideration of all of the            to indices. The Board reviewed the           funds with other advisors. The Board
factors below and based on its informed      performance of the Fund during the past      reviewed the advisory fee rate for the
business judgment, the Board determined      one, three and five calendar years           Fund under the Advisory Agreement. The
that the Advisory Agreement is in the        against the performance of the Lipper        Board compared effective contractual
best interests of the Fund and its           Small-Cap Core Index. The Board noted        advisory fee rates at a common asset
shareholders and that the compensation       that the Fund's performance was below        level at the end of the past calendar
to AIM under the Advisory Agreement is       the performance of such Index for the        year and noted that the Fund's rate was
fair and reasonable and would have been      one year period and comparable to such       below the median rate of the funds
obtained through arm's length                Index for the three and five year            advised by other advisors with
negotiations.                                periods. Based on this review and after      investment strategies comparable to
                                             taking account of all of the other           those of the Fund that the Board
     Unless otherwise stated,                factors that the Board considered in         reviewed. The Board noted that AIM has
information presented below is as of         determining whether to continue the          agreed to waive advisory fees of the
June 27, 2006 and does not reflect any       Advisory Agreement for the Fund, the         Fund, as discussed below. Based on this
changes that may have occurred since         Board concluded that no changes should       review, the Board concluded that the
June 27, 2006, including but not limited     be made to the Fund and that it was not      advisory fee rate for the Fund under the
to changes to the Fund's performance,        necessary to change the Fund's               Advisory Agreement was fair and
advisory fees, expense limitations                                                        reasonable.
and/or fee waivers.
                                                                                                                       (continued)

AIM SMALL CAP EQUITY FUND

o Expense limitations and fee waivers.       tion of the advisory fees it receives        o AIM's financial soundness in light of
The Board noted that AIM has                 from the Fund attributable to such           the Fund's needs. The Board considered
contractually agreed to waive advisory       investment. The Board further determined     whether AIM is financially sound and has
fees of the Fund through December 31,        that the proposed securities lending         the resources necessary to perform its
2009 to the extent necessary so that the     program and related procedures with          obligations under the Advisory
advisory fees payable by the Fund do not     respect to the lending Fund is in the        Agreement, and concluded that AIM has
exceed a specified maximum advisory fee      best interests of the lending Fund and       the financial resources necessary to
rate, which maximum rate includes            its respective shareholders. The Board       fulfill its obligations under the
breakpoints and is based on net asset        therefore concluded that the investment      Advisory Agreement.
levels. The Board considered the             of cash collateral received in
contractual nature of this fee waiver        connection with the securities lending       o Historical relationship between the
and noted that it remains in effect          program in the money market funds            Fund and AIM. In determining whether to
until December 31, 2009. The Board           according to the procedures is in the        continue the Advisory Agreement for the
considered the effect this fee waiver        best interests of the lending Fund and       Fund, the Board also considered the
would have on the Fund's estimated           its respective shareholders.                 prior relationship between AIM and the
expenses and concluded that the levels                                                    Fund, as well as the Board's knowledge
of fee waivers/expense limitations for       o Independent written evaluation and         of AIM's operations, and concluded that
the Fund were fair and reasonable.           recommendations of the Fund's Senior         it was beneficial to maintain the
                                             Officer. The Board noted that, upon          current relationship, in part, because
o Breakpoints and economies of scale.        their direction, the Senior Officer of       of such knowledge. The Board also
The Board reviewed the structure of the      the Fund, who is independent of AIM and      reviewed the general nature of the
Fund's advisory fee under the Advisory       AIM's affiliates, had prepared an            non-investment advisory services
Agreement, noting that it does not           independent written evaluation in order      currently performed by AIM and its
include any breakpoints. The Board           to assist the Board in determining the       affiliates, such as administrative,
considered whether it would be               reasonableness of the proposed               transfer agency and distribution
appropriate to add advisory fee              management fees of the AIM Funds,            services, and the fees received by AIM
breakpoints for the Fund or whether, due     including the Fund. The Board noted that     and its affiliates for performing such
to the nature of the Fund and the            the Senior Officer's written evaluation      services. In addition to reviewing such
advisory fee structures of comparable        had been relied upon by the Board in         services, the trustees also considered
funds, it was reasonable to structure        this regard in lieu of a competitive         the organizational structure employed by
the advisory fee without breakpoints.        bidding process. In determining whether      AIM and its affiliates to provide those
Based on this review, the Board              to continue the Advisory Agreement for       services. Based on the review of these
concluded that it was not necessary to       the Fund, the Board considered the           and other factors, the Board concluded
add advisory fee breakpoints to the          Senior Officer's written evaluation and      that AIM and its affiliates were
Fund's advisory fee schedule. The Board      the recommendation made by the Senior        qualified to continue to provide
reviewed the level of the Fund's             Officer to the Board that the Board          non-investment advisory services to the
advisory fees, and noted that such fees,     consider whether the advisory fee            Fund, including administrative, transfer
as a percentage of the Fund's net            waivers for certain equity AIM Funds,        agency and distribution services, and
assets, would remain constant under the      including the Fund, should be                that AIM and its affiliates currently
Advisory Agreement because the Advisory      simplified. The Board concluded that it      are providing satisfactory
Agreement does not include any               would be advisable to consider this          non-investment advisory services.
breakpoints. The Board noted that AIM        issue and reach a decision prior to the
has contractually agreed to waive            expiration date of such advisory fee         o Other factors and current trends. The
advisory fees of the Fund through            waivers.                                     Board considered the steps that AIM and
December 31, 2009 to the extent                                                           its affiliates have taken over the last
necessary so that the advisory fees          o Profitability of AIM and its               several years, and continue to take, in
payable by the Fund do not exceed a          affiliates. The Board reviewed               order to improve the quality and
specified maximum advisory fee rate,         information concerning the profitability     efficiency of the services they provide
which maximum rate includes breakpoints      of AIM's (and its affiliates')               to the Funds in the areas of investment
and is based on net asset levels. The        investment advisory and other activities     performance, product line
Board concluded that the Fund's fee          and its financial condition. The Board       diversification, distribution, fund
levels under the Advisory Agreement          considered the overall profitability of      operations, shareholder services and
therefore would not reflect economies of     AIM, as well as the profitability of AIM     compliance. The Board concluded that
scale, although the advisory fee waiver      in connection with managing the Fund.        these steps taken by AIM have improved,
reflects economies of scale.                 The Board noted that AIM's operations        and are likely to continue to improve,
                                             remain profitable, although increased        the quality and efficiency of the
o Investments in affiliated money market     expenses in recent years have reduced        services AIM and its affiliates provide
funds. The Board also took into account      AIM's profitability. Based on the review     to the Fund in each of these areas, and
the fact that uninvested cash and cash       of the profitability of AIM's and its        support the Board's approval of the
collateral from securities lending           affiliates' investment advisory and          continuance of the Advisory Agreement
arrangements, if any (collectively,          other activities and its financial           for the Fund.
"cash balances") of the Fund may be          condition, the Board concluded that the
invested in money market funds advised       compensation to be paid by the Fund to
by AIM pursuant to the terms of an SEC       AIM under its Advisory Agreement was not
exemptive order. The Board found that        excessive.
the Fund may realize certain benefits
upon investing cash balances in AIM          o Benefits of soft dollars to AIM. The
advised money market funds, including a      Board considered the benefits realized
higher net return, increased liquidity,      by AIM as a result of brokerage
increased diversification or decreased       transactions executed through "soft
transaction costs. The Board also found      dollar" arrangements. Under these
that the Fund will not receive reduced       arrangements, brokerage commissions paid
services if it invests its cash balances     by the Fund and/or other funds advised
in such money market funds. The Board        by AIM are used to pay for research and
noted that, to the extent the Fund           execution services. This research may be
invests uninvested cash in affiliated        used by AIM in making investment
money market funds, AIM has voluntarily      decisions for the Fund. The Board
agreed to waive a por-                       concluded that such arrangements were
                                             appropriate.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 6/30/06

AIM SMALL CAP EQUITY FUND

INSTITUTIONAL CLASS SHARES                   ========================================          PLEASE NOTE THAT PAST PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 IS NOT INDICATIVE OF FUTURE RESULTS.
The following information has been           For periods ended 6/30/06                    MORE RECENT RETURNS MAY BE MORE OR LESS
prepared to provide Institutional Class                                                   THAN THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception                   7.79%            REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                    5 Years                   8.69             INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered         1 Year                   17.94             WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,        6 Months*                 9.65             REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans                                                      THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  *Cumulative total return that has not        INFORMATION ON COMPARATIVE BENCHMARKS.
                                             been annualized                              PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             ========================================     MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        800-451-4246 OR VISIT
                                             DATE IS APRIL 29, 2005. RETURNS SINCE        AIMINVESTMENTS.COM.
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS AUGUST 31,
                                             2000.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. PERFORMANCE OF INSTITUTIONAL
                                             CLASS SHARES WILL DIFFER FROM
                                             PERFORMANCE OF OTHER SHARE CLASSES
=======================================      PRIMARILY DUE TO DIFFERING SALES CHARGES
NASDAQ SYMBOL                  SMEIX         AND CLASS EXPENSES.
=======================================

                                                                                       Over for information on your Fund's expenses.

=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================

                      FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


AIMinvestments.com    SCE-INS-2    A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      divide your account value by $1,000 (for          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             example, an $8,600 account value divided     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 = 8.6), then multiply the          ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management fees     result by the number in the table under      EXPENSES YOU PAID FOR THE PERIOD. YOU
and other Fund expenses. This example is     the heading entitled "Actual Expenses        MAY USE THIS INFORMATION TO COMPARE THE
intended to help you understand your         Paid During Period" to estimate the          ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs (in dollars) of investing      expenses you paid on your account during     AND OTHER FUNDS. TO DO SO, COMPARE THIS
in the Fund and to compare these costs       this period.                                 5% HYPOTHETICAL EXAMPLE WITH THE 5%
with ongoing costs of investing in other                                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR                     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the         COMPARISON PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period January 1, 2006, through       The table below also provides                in the table are meant to highlight your
June 30, 2006.                               information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended June 30, 2006,
invested, to estimate the expenses that      appears in the table on the front of
you paid over the period. Simply             this supplement.

====================================================================================================================================

                                                      ACTUAL                           HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING          ENDING              EXPENSES         ENDING            EXPENSES         ANNUALIZED
    SHARE             ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
    CLASS               (1/1/06)        (6/30/06)(1)           PERIOD(2)      (6/30/06)           PERIOD(2)          RATIO
Institutional          $1,000.00         $1,096.50              $4.63         $1,020.38            $4.46             0.89%


(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2006, through June
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended June 30, 2006, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com    SCE-INS-2    A I M Distributors, Inc.

AIM SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2006
(Unaudited)

                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.91%

AEROSPACE & DEFENSE-0.98%

Curtiss-Wright Corp.                             142,323   $  4,394,934
=======================================================================

AIR FREIGHT & LOGISTICS-0.77%

UTI Worldwide, Inc.                              136,448      3,442,583
=======================================================================

APPAREL RETAIL-2.88%

Christopher & Banks Corp.                        151,911      4,405,419
-----------------------------------------------------------------------
Gymboree Corp. (The)(a)                          134,071      4,660,308
-----------------------------------------------------------------------
Stage Stores, Inc.                               115,613      3,815,229
=======================================================================
                                                             12,880,956
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.36%

Volcom, Inc.(a)                                   50,967      1,630,434
=======================================================================

APPLICATION SOFTWARE-3.52%

Epicor Software Corp.(a)                         332,995      3,506,437
-----------------------------------------------------------------------
Hyperion Solutions Corp.(a)                      131,501      3,629,428
-----------------------------------------------------------------------
Intergraph Corp.(a)                               84,643      2,665,408
-----------------------------------------------------------------------
Transaction Systems Architects, Inc.(a)          142,663      5,947,621
=======================================================================
                                                             15,748,894
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.87%

Affiliated Managers Group, Inc.(a)(b)             45,014      3,911,266
=======================================================================

AUTOMOTIVE RETAIL-0.88%

Midas, Inc.(a)                                   213,612      3,930,461
=======================================================================

BIOTECHNOLOGY-0.79%

Cubist Pharmaceuticals, Inc.(a)                   98,640      2,483,755
-----------------------------------------------------------------------
CV Therapeutics, Inc.(a)(b)                       74,426      1,039,731
=======================================================================
                                                              3,523,486
=======================================================================

BUILDING PRODUCTS-2.01%

Goodman Global, Inc.(a)                          271,960      4,128,353
-----------------------------------------------------------------------
NCI Building Systems, Inc.(a)                     68,791      3,657,617
-----------------------------------------------------------------------
Quixote Corp.                                     66,492      1,198,186
=======================================================================
                                                              8,984,156
=======================================================================

CASINOS & GAMING-0.80%

Pinnacle Entertainment, Inc.(a)                  117,626      3,605,237
=======================================================================

CATALOG RETAIL-0.80%

PetMed Express, Inc.(a)                          325,591      3,571,733
=======================================================================


                                                SHARES        VALUE
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-1.48%

Black Box Corp.                                   89,069   $  3,414,015
-----------------------------------------------------------------------
Packeteer, Inc.(a)                               283,971      3,220,231
=======================================================================
                                                              6,634,246
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.57%

Emulex Corp.(a)                                  157,378      2,560,540
=======================================================================

CONSTRUCTION & ENGINEERING-2.16%

Infrasource Services Inc.(a)                     236,750      4,311,217
-----------------------------------------------------------------------
URS Corp.(a)                                      92,765      3,896,130
-----------------------------------------------------------------------
Williams Scotsman International Inc.(a)           67,413      1,472,300
=======================================================================
                                                              9,679,647
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.87%

Manitowoc Co., Inc. (The)                         87,830      3,908,435
=======================================================================

CONSUMER FINANCE-0.97%

World Acceptance Corp.(a)                        122,513      4,351,662
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.40%

BISYS Group, Inc. (The)(a)                       306,281      4,196,050
-----------------------------------------------------------------------
Wright Express Corp.(a)                          228,194      6,558,295
=======================================================================
                                                             10,754,345
=======================================================================

DIVERSIFIED CHEMICALS-1.07%

FMC Corp.                                         74,625      4,805,104
=======================================================================

DIVERSIFIED METALS & MINING-1.00%

Compass Minerals International, Inc.             179,757      4,484,937
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.11%

Genlyte Group Inc. (The)(a)                       83,163      6,023,496
-----------------------------------------------------------------------
Hubbell Inc.-Class B                              71,850      3,423,653
=======================================================================
                                                              9,447,149
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.95%

Park Electrochemical Corp.                       165,352      4,257,814
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.92%

Rollins, Inc.                                    215,500      4,232,420
-----------------------------------------------------------------------
Waste Connections, Inc.(a)                       120,315      4,379,466
=======================================================================
                                                              8,611,886
=======================================================================

FOOD RETAIL-0.94%

Ruddick Corp.                                    172,569      4,229,666
=======================================================================

AIM SMALL CAP EQUITY FUND

                                                SHARES        VALUE
-----------------------------------------------------------------------

GAS UTILITIES-1.11%

Energen Corp.                                    129,362   $  4,968,794
=======================================================================

HEALTH CARE DISTRIBUTORS-0.89%

Owens & Minor, Inc.                              139,826      3,999,024
=======================================================================

HEALTH CARE EQUIPMENT-2.49%

STERIS Corp.                                     172,705      3,948,036
-----------------------------------------------------------------------
Vital Signs, Inc.                                 95,009      4,705,796
-----------------------------------------------------------------------
Volcano Corp.(a)                                 275,000      2,488,750
=======================================================================
                                                             11,142,582
=======================================================================

HEALTH CARE FACILITIES-1.09%

LCA-Vision Inc.                                   91,917      4,863,328
=======================================================================

HEALTH CARE SERVICES-1.09%

Amedisys, Inc.(a)(b)                             129,355      4,902,555
=======================================================================

HEALTH CARE SUPPLIES-2.11%

DJO Inc.(a)                                      134,536      4,954,961
-----------------------------------------------------------------------
Haemonetics Corp.(a)                              96,496      4,488,029
=======================================================================
                                                              9,442,990
=======================================================================

HEALTH CARE TECHNOLOGY-1.79%

Computer Programs and Systems, Inc.               85,236      3,406,031
-----------------------------------------------------------------------
Phase Forward Inc.(a)                            400,523      4,614,025
=======================================================================
                                                              8,020,056
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.01%

Red Lion Hotels Corp.(a)                         413,600      4,528,920
=======================================================================

HOUSEHOLD APPLIANCES-1.08%

Snap-on Inc.                                     119,968      4,849,107
=======================================================================

HOUSEHOLD PRODUCTS-0.80%

Central Garden & Pet Co.(a)                       82,937      3,570,438
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.71%

Heidrick & Struggles International, Inc.(a)      133,956      4,533,071
-----------------------------------------------------------------------
Kenexa Corp.(a)(b)                                97,986      3,120,854
=======================================================================
                                                              7,653,925
=======================================================================

INDUSTRIAL MACHINERY-3.84%

Kadant Inc.(a)                                   177,219      4,076,037
-----------------------------------------------------------------------
Middleby Corp. (The)(a)                           55,292      4,786,075
-----------------------------------------------------------------------
RBC Bearings Inc.(a)                             221,894      5,036,994
-----------------------------------------------------------------------
Valmont Industries, Inc.                          71,414      3,320,037
=======================================================================
                                                             17,219,143
=======================================================================

INSURANCE BROKERS-0.82%

Hilb Rogal and Hobbs Co.                          98,636      3,676,164
=======================================================================


INTEGRATED TELECOMMUNICATION SERVICES-1.18%

NTELOS Holdings Corp.(a)                         366,503      5,295,968
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-1.62%

CyberSource Corp.(a)                             451,940   $  5,287,698
-----------------------------------------------------------------------
DealerTrack Holdings Inc.(a)                      89,046      1,968,807
=======================================================================
                                                              7,256,505
=======================================================================

INVESTMENT BANKING & BROKERAGE-0.59%

CMET Finance Holdings, Inc. (Acquired
  12/08/03; Cost $4,480,000)(a)(c)(d)             44,800        919,744
-----------------------------------------------------------------------
Thomas Weisel Partners Group, Inc.(a)(b)          89,501      1,701,414
=======================================================================
                                                              2,621,158
=======================================================================

LIFE SCIENCES TOOLS & SERVICES-1.69%

Dionex Corp.(a)                                   85,143      4,653,916
-----------------------------------------------------------------------
ICON PLC-ADR (United Kingdom)(a)                  53,166      2,940,080
=======================================================================
                                                              7,593,996
=======================================================================

METAL & GLASS CONTAINERS-0.97%

AptarGroup, Inc.                                  87,194      4,325,694
=======================================================================

MULTI-UTILITIES-0.62%

Avista Corp.                                     121,631      2,776,836
=======================================================================

OFFICE REIT'S-0.68%

Alexandria Real Estate Equities, Inc.             34,346      3,045,803
=======================================================================

OFFICE SERVICES & SUPPLIES-1.77%

Brady Corp.-Class A                               93,450      3,442,698
-----------------------------------------------------------------------
PeopleSupport Inc.(a)                            332,286      4,472,570
=======================================================================
                                                              7,915,268
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.68%

FMC Technologies, Inc.(a)                         70,466      4,753,637
-----------------------------------------------------------------------
Oceaneering International, Inc.(a)               158,258      7,256,129
=======================================================================
                                                             12,009,766
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.94%

Berry Petroleum Co.-Class A                       61,822      2,049,399
-----------------------------------------------------------------------
Comstock Resources, Inc.(a)                      162,523      4,852,937
-----------------------------------------------------------------------
Penn Virginia Corp.                               73,736      5,152,672
-----------------------------------------------------------------------
Warren Resources Inc.(a)(b)                      390,452      5,606,891
=======================================================================
                                                             17,661,899
=======================================================================

OIL & GAS REFINING & MARKETING-1.11%

Alon USA Energy, Inc.                            158,195      4,978,397
=======================================================================

PACKAGED FOODS & MEATS-2.05%

Flowers Foods, Inc.                              173,885      4,980,066
-----------------------------------------------------------------------
TreeHouse Foods, Inc.(a)                         175,769      4,199,122
=======================================================================
                                                              9,179,188
=======================================================================

AIM SMALL CAP EQUITY FUND

                                                SHARES        VALUE
-----------------------------------------------------------------------

PHARMACEUTICALS-1.43%

Aspreva Pharmaceuticals Corp. (Canada)(a)        150,909   $  4,095,670
-----------------------------------------------------------------------
ViroPharma Inc.(a)                               267,434      2,305,281
=======================================================================
                                                              6,400,951
=======================================================================

PROPERTY & CASUALTY INSURANCE-4.23%

Assured Guaranty Ltd.                            172,845      4,385,078
-----------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)(b)                 118,550      4,593,812
-----------------------------------------------------------------------
Ohio Casualty Corp.                              156,316      4,647,275
-----------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.(a)       175,841      5,338,533
=======================================================================
                                                             18,964,698
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.13%

Jones Lang LaSalle Inc.                           57,661      5,048,221
=======================================================================

REGIONAL BANKS-6.08%

Alabama National BanCorp.                         54,113      3,687,801
-----------------------------------------------------------------------
Columbia Banking System, Inc.                     87,971      3,288,356
-----------------------------------------------------------------------
Hancock Holding Co.                               68,204      3,819,424
-----------------------------------------------------------------------
MB Financial, Inc.(b)                             83,077      2,937,603
-----------------------------------------------------------------------
Signature Bank(a)                                101,278      3,279,382
-----------------------------------------------------------------------
Sterling Bancshares, Inc.                        149,618      2,805,337
-----------------------------------------------------------------------
Sterling Financial Corp.                          96,288      2,937,747
-----------------------------------------------------------------------
United Community Banks, Inc.                     146,682      4,465,000
=======================================================================
                                                             27,220,650
=======================================================================

RESTAURANTS-2.61%

O'Charley's Inc.(a)                              254,431      4,325,327
-----------------------------------------------------------------------
Papa John's International, Inc.(a)               124,263      4,125,532
-----------------------------------------------------------------------
Steak n Shake Co. (The)(a)                       215,324      3,260,005
=======================================================================
                                                             11,710,864
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.61%

ATMI, Inc.(a)                                    169,873      4,182,273
-----------------------------------------------------------------------
Nextest Systems Corp.(a)(b)                      185,620      3,008,900
=======================================================================
                                                              7,191,173
=======================================================================

SEMICONDUCTORS-2.93%

DSP Group, Inc.(a)                               161,807      4,020,904
-----------------------------------------------------------------------
Hittite Microwave Corp.(a)                       106,806      3,862,105
-----------------------------------------------------------------------
Micrel, Inc.(a)                                  351,489      3,518,405
-----------------------------------------------------------------------
Semtech Corp.(a)                                 120,164      1,736,370
=======================================================================
                                                             13,137,784
=======================================================================

SPECIALIZED REIT'S-2.72%

Global Signal Inc.                               100,300      4,645,896
-----------------------------------------------------------------------
LaSalle Hotel Properties                         104,605      4,843,211
-----------------------------------------------------------------------
Universal Health Realty Income Trust              86,502      2,711,838
=======================================================================
                                                             12,200,945
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

SPECIALTY CHEMICALS-1.00%

A. Schulman, Inc.                                 87,663   $  2,006,606
-----------------------------------------------------------------------
H.B. Fuller Co.                                   56,923      2,480,135
=======================================================================
                                                              4,486,741
=======================================================================

TECHNOLOGY DISTRIBUTORS-0.97%

Agilysys, Inc.                                   241,697      4,350,546
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-2.31%

H&E Equipment Services, Inc.(a)                   89,528      2,636,600
-----------------------------------------------------------------------
UAP Holding Corp.                                226,446      4,938,787
-----------------------------------------------------------------------
Watsco, Inc.                                      46,480      2,780,433
=======================================================================
                                                             10,355,820
=======================================================================

TRUCKING-2.06%

Landstar System, Inc.                             99,102      4,680,587
-----------------------------------------------------------------------
Marten Transport, Ltd.(a)                        209,408      4,552,530
=======================================================================
                                                              9,233,117
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $368,945,454)                         443,148,585
=======================================================================

MONEY MARKET FUNDS-1.69%

Liquid Assets Portfolio-Institutional
  Class(e)                                     3,798,827      3,798,827
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       3,798,827      3,798,827
=======================================================================
    Total Money Market Funds (Cost
      $7,597,654)                                             7,597,654
=======================================================================
    Total Investments (excluding investments
      purchased with cash collateral from
      securities loaned)-100.60% (Cost
      $376,543,108)                                         450,746,239
=======================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-3.76%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                  8,414,559      8,414,559
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(e)(f)                                  8,414,559      8,414,559
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $16,829,118)                                     16,829,118
=======================================================================
TOTAL INVESTMENTS-104.36% (Cost $393,372,226)               467,575,357
=======================================================================
OTHER ASSETS LESS LIABILITIES-(4.36)%                       (19,528,510)
=======================================================================
NET ASSETS-100.00%                                         $448,046,847
_______________________________________________________________________
=======================================================================

AIM SMALL CAP EQUITY FUND

Investment Abbreviations:

ADR   - American Depositary Receipt
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security was out on loan at June 30, 2006.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at June 30, 2006 represented 0.21% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at time of purchase.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at June 30, 2006 represented 0.21% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SMALL CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $368,945,454)*     $443,148,585
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $24,426,772)                             24,426,772
===========================================================
    Total investments (cost $393,372,226)       467,575,357
===========================================================
Receivables for:
  Investments sold                                1,028,793
-----------------------------------------------------------
  Fund shares sold                                  504,036
-----------------------------------------------------------
  Dividends                                         216,721
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               29,355
-----------------------------------------------------------
Other assets                                        139,729
===========================================================
    Total assets                                469,493,991
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,668,818
-----------------------------------------------------------
  Fund shares reacquired                          1,356,205
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 51,144
-----------------------------------------------------------
  Collateral upon return of securities loaned    16,829,118
-----------------------------------------------------------
Accrued distribution fees                           210,550
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              618
-----------------------------------------------------------
Accrued transfer agent fees                         237,419
-----------------------------------------------------------
Accrued operating expenses                           93,272
===========================================================
    Total liabilities                            21,447,144
===========================================================
Net assets applicable to shares outstanding    $448,046,847
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $321,896,310
-----------------------------------------------------------
Undistributed net investment income (loss)       (3,494,369)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                          55,441,775
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     74,203,131
===========================================================
                                               $448,046,847
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $231,043,151
___________________________________________________________
===========================================================
Class B                                        $127,361,911
___________________________________________________________
===========================================================
Class C                                        $ 56,538,172
___________________________________________________________
===========================================================
Class R                                        $ 22,432,774
___________________________________________________________
===========================================================
Institutional Class                            $ 10,670,839
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          17,242,746
___________________________________________________________
===========================================================
Class B                                           9,938,635
___________________________________________________________
===========================================================
Class C                                           4,414,018
___________________________________________________________
===========================================================
Class R                                           1,691,954
___________________________________________________________
===========================================================
Institutional Class                                 789,512
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.40
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $13.40 / 94.50%)       $      14.18
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.81
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.81
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      13.26
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      13.52
___________________________________________________________
===========================================================

* At June 30, 2006, securities with an aggregate value of $16,708,194 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SMALL CAP EQUITY FUND

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $ 1,451,436
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $10,499, after compensation
  to counterparties of $200,075)                                  204,666
=========================================================================
    Total investment income                                     1,656,102
=========================================================================

EXPENSES:

Advisory fees                                                   1,933,664
-------------------------------------------------------------------------
Administrative services fees                                       72,158
-------------------------------------------------------------------------
Custodian fees                                                     24,496
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         291,321
-------------------------------------------------------------------------
  Class B                                                         674,947
-------------------------------------------------------------------------
  Class C                                                         288,882
-------------------------------------------------------------------------
  Class R                                                          52,813
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              839,437
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  201
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          13,724
-------------------------------------------------------------------------
Other                                                             229,691
=========================================================================
    Total expenses                                              4,421,334
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (268,446)
=========================================================================
    Net expenses                                                4,152,888
=========================================================================
Net investment income (loss)                                   (2,496,786)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES

Net realized gain from investment securities (includes net
  gains from securities sold to affiliates of $2,050,442)      50,179,304
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (9,060,957)
=========================================================================
Net gain from investment securities                            41,118,347
=========================================================================
Net increase in net assets resulting from operations          $38,621,561
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 and the year ended December 31, 2005 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (2,496,786)   $ (5,104,962)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  50,179,304      52,314,807
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (9,060,957)    (22,003,409)
==========================================================================================
    Net increase in net assets resulting from operations        38,621,561      25,206,436
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --     (22,592,351)
------------------------------------------------------------------------------------------
  Class B                                                               --     (14,170,518)
------------------------------------------------------------------------------------------
  Class C                                                               --      (5,917,343)
------------------------------------------------------------------------------------------
  Class R                                                               --      (1,804,074)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --        (448,570)
==========================================================================================
    Decrease in net assets resulting from distributions                 --     (44,932,856)
==========================================================================================
Share transactions-net:
  Class A                                                       (7,903,237)    (19,909,085)
------------------------------------------------------------------------------------------
  Class B                                                      (15,775,502)    (17,778,977)
------------------------------------------------------------------------------------------
  Class C                                                       (3,309,935)     (7,879,427)
------------------------------------------------------------------------------------------
  Class R                                                        2,891,357       6,732,018
------------------------------------------------------------------------------------------
  Institutional Class                                            5,478,582       4,966,296
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (18,618,735)    (33,869,175)
==========================================================================================
    Net increase (decrease) in net assets                       20,002,826     (53,595,595)
==========================================================================================

NET ASSETS:

  Beginning of period                                          428,044,021     481,639,616
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(3,494,369) and $(997,583),
    respectively)                                             $448,046,847    $428,044,021
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid

AIM SMALL CAP EQUITY FUND

     price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

AIM SMALL CAP EQUITY FUND

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets. Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2006, AIM waived fees of $255,379.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $822.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2006, AIM was paid $72,158.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the

AIM SMALL CAP EQUITY FUND

Trust's Board of Trustees. For the six months ended June 30, 2006, the Fund paid AIS $839,437 for Class A, Class B, Class C and Class R share classes and $201 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2006, the Class A, Class B, Class C and Class R shares paid $291,321, $674,947, $288,882 and $52,813, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2006, ADI advised the Fund that it retained $43,332 in front-end sales commissions from the sale of Class A shares and $109, $31,351, $1,429 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      CHANGE IN
                                                                     UNREALIZED
                    VALUE         PURCHASES         PROCEEDS        APPRECIATION         VALUE       DIVIDEND      REALIZED
FUND              12/31/05         AT COST         FROM SALES      (DEPRECIATION)      06/30/06       INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $4,513,597     $ 55,608,124     $ (56,322,894)         $  --         $3,798,827     $ 96,934        $  --
-----------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                  --        3,798,827                --             --          3,798,827        1,410           --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class           4,513,597       54,473,422       (58,987,019)            --                 --       95,823           --
=============================================================================================================================
  Subtotal       $9,027,194     $113,880,373     $(115,309,913)         $  --         $7,597,654     $194,167        $  --
=============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      CHANGE IN
                                                                     UNREALIZED
                    VALUE         PURCHASES         PROCEEDS        APPRECIATION         VALUE       DIVIDEND      REALIZED
FUND              12/31/05         AT COST         FROM SALES      (DEPRECIATION)      06/30/06       INCOME*     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $6,440,358     $ 16,309,206     $ (14,335,005)         $  --         $8,414,559     $  5,237        $  --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class           6,440,359       16,309,205       (14,335,005)            --          8,414,559        5,262           --
=============================================================================================================================
  Subtotal       $12,880,717    $ 32,618,411     $ (28,670,010)         $  --         $16,829,118    $ 10,499        $  --
=============================================================================================================================
  Total          $21,907,911    $146,498,784     $(143,979,923)         $  --         $24,426,772    $204,666        $  --
_____________________________________________________________________________________________________________________________
=============================================================================================================================


* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTION WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2006, the Fund engaged in securities sales of $2,478,152, which resulted in net realized gains of $2,050,442 and securities purchases of $28,852,834.

AIM SMALL CAP EQUITY FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $12,245.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2006, the Fund paid legal fees of $2,515 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At June 30, 2006, securities with an aggregate value of $16,708,194 were on loan to brokers. The loans were secured by cash collateral of $16,829,118 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2006, the Fund received dividends on cash collateral investments of $10,499 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

AIM SMALL CAP EQUITY FUND

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2006 was $168,736,566 and $182,534,069, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 94,283,624
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (20,835,609)
==============================================================================
Net unrealized appreciation of investment securities             $ 73,448,015
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $394,127,342.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JUNE 30, 2006(A)             DECEMBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,651,832    $ 35,399,642     3,901,303    $ 49,612,776
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        652,473       8,292,001     1,054,880      12,990,537
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        482,975       6,207,256       673,437       8,227,460
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        553,062       7,290,323       783,334       9,858,946
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         433,584       5,823,821       347,363       4,533,352
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --     1,730,830      21,427,679
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --     1,132,537      13,465,872
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       468,582       5,566,746
----------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --       147,151       1,804,074
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                              --              --        36,059         448,570
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        206,459       2,761,381       468,795       5,954,632
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (215,484)     (2,761,381)     (484,746)     (5,954,632)
======================================================================================================================
Reacquired:
  Class A                                                     (3,471,779)    (46,064,260)   (7,592,348)    (96,904,172)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,675,873)    (21,306,122)   (3,118,759)    (38,280,754)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (745,479)     (9,517,191)   (1,763,932)    (21,673,633)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                       (331,825)     (4,398,966)     (389,299)     (4,931,002)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (26,296)       (345,239)       (1,198)        (15,626)
======================================================================================================================
                                                              (1,486,351)   $(18,618,735)   (2,606,011)   $(33,869,175)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)  Institutional Class shares commenced sales on April 29, 2005.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM SMALL CAP EQUITY FUND


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                         JUNE 30,     --------------------------------------------------------
                                                           2006         2005        2004        2003        2002        2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  12.26     $  12.80    $  12.03    $   8.23    $  10.19    $   9.36
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.05)(a)    (0.10)      (0.09)(a)   (0.09)(a)   (0.05)(a)   (0.05)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              1.19         0.96        1.22        3.89       (1.91)       0.88
==============================================================================================================================
    Total from investment operations                         1.14         0.86        1.13        3.80       (1.96)       0.83
==============================================================================================================================
Less distributions from net realized gains                     --        (1.40)      (0.36)         --          --       (0.00)
==============================================================================================================================
Net asset value, end of period                           $  13.40     $  12.26    $  12.80    $  12.03    $   8.23    $  10.19
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                              9.30%        6.58%       9.45%      46.17%     (19.23)%      8.92%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $231,043     $218,915    $247,581    $266,284    $140,652    $105,146
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.51%(c)     1.51%       1.53%       1.77%       1.67%       1.78%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.62%(c)     1.62%       1.64%       1.77%       1.67%       1.78%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.78)%(c)   (0.84)%     (0.77)%     (0.89)%     (0.54)%     (0.57)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                                     38%          52%        124%        112%        117%        123%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $234,988,490.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                          CLASS B
                                                          --------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED                         YEAR ENDED DECEMBER 31,
                                                           JUNE 30,     ------------------------------------------------------
                                                             2006         2005        2004        2003       2002       2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  11.77     $  12.42    $  11.77    $   8.11    $ 10.11    $  9.33
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.10)(a)    (0.19)      (0.18)(a)   (0.15)(a)  (0.11)(a)  (0.11)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                1.14         0.94        1.19        3.81      (1.89)      0.89
==============================================================================================================================
    Total from investment operations                           1.04         0.75        1.01        3.66      (2.00)      0.78
==============================================================================================================================
Less distributions from net realized gains                       --        (1.40)      (0.36)         --         --         --
==============================================================================================================================
Net asset value, end of period                             $  12.81     $  11.77    $  12.42    $  11.77    $  8.11    $ 10.11
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                8.84%        5.89%       8.64%      45.13%    (19.78)%     8.36%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $127,362     $131,547    $156,450    $177,811    $99,551    $64,012
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               2.26%(c)     2.21%       2.27%       2.42%      2.32%      2.44%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            2.37%(c)     2.32%       2.29%       2.42%      2.32%      2.44%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (1.53)%(c)   (1.54)%     (1.51)%     (1.54)%    (1.19)%    (1.23)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                                       38%          52%        124%        112%       117%       123%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $136,108,066.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SMALL CAP EQUITY FUND

                                                                                           CLASS C
                                                             -----------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED                        YEAR ENDED DECEMBER 31,
                                                              JUNE 30,     ---------------------------------------------------
                                                                2006        2005       2004       2003       2002       2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 11.76      $ 12.42    $ 11.77    $  8.11    $ 10.10    $  9.34
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.10)(a)    (0.19)     (0.18)(a)  (0.15)(a)  (0.11)(a)  (0.11)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.15         0.93       1.19       3.81      (1.88)      0.87
==============================================================================================================================
    Total from investment operations                             1.05         0.74       1.01       3.66      (1.99)      0.76
==============================================================================================================================
Less distributions from net realized gains                         --        (1.40)     (0.36)        --         --         --
==============================================================================================================================
Net asset value, end of period                                $ 12.81      $ 11.76    $ 12.42    $ 11.77    $  8.11    $ 10.10
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                  8.93%        5.81%      8.64%     45.13%    (19.70)%     8.14%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $56,538      $55,009    $65,792    $75,763    $41,132    $29,548
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.26%(c)     2.21%      2.27%      2.42%      2.32%      2.44%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.37%(c)     2.32%      2.29%      2.42%      2.32%      2.44%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.53)%(c)   (1.54)%    (1.51)%    (1.54)%    (1.19)%    (1.23)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                                         38%          52%       124%       112%       117%       123%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $58,255,183.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                         CLASS R
                                                              --------------------------------------------------------------
                                                                                                               JUNE 3, 2002
                                                              SIX MONTHS                                        (DATE SALES
                                                                ENDED            YEAR ENDED DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        ----------------------------    DECEMBER 31,
                                                                 2006           2005       2004       2003         2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.15         $ 12.71    $ 11.99    $ 8.22      $     10.58
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(a)       (0.10)     (0.12)(a)  (0.11)(a)       (0.04)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.18            0.94       1.20      3.88            (2.32)
============================================================================================================================
    Total from investment operations                              1.11            0.84       1.08      3.77            (2.36)
============================================================================================================================
Less distributions from net realized gains                          --           (1.40)     (0.36)       --               --
============================================================================================================================
Net asset value, end of period                                 $ 13.26         $ 12.15    $ 12.71    $11.99         $   8.22
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                   9.14%           6.48%      9.06%    45.86%         (22.31)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $22,433         $17,862    $11,817    $2,502         $     55
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.76%(c)        1.71%      1.77%     1.92%            1.92%(d)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.87%(c)        1.82%      1.79%     1.92%            1.92%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.03)%(c)      (1.04)%    (1.01)%   (1.04)%          (0.78)%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                          38%             52%       124%      112%             117%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $21,300,252.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SMALL CAP EQUITY FUND

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 29, 2005
                                                              SIX MONTHS        (DATE SALES
                                                                ENDED          COMMENCED) TO
                                                               JUNE 30,         DECEMBER 31,
                                                                 2006               2005
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.33             $11.69
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)          (0.01)
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.20               2.05
=============================================================================================
    Total from investment operations                              1.19               2.04
=============================================================================================
Less distributions from net realized gains                          --              (1.40)
=============================================================================================
Net asset value, end of period                                 $ 13.52             $12.33
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   9.65%             17.31%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $10,671             $4,712
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.89%(c)           0.87%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.00%(c)           0.98%(d)
_____________________________________________________________________________________________
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.16)%(c)        (0.20)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          38%                52%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,098,238.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory,

AIM SMALL CAP EQUITY FUND
administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM SMALL CAP EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

            DOMESTIC EQUITY                               SECTOR EQUITY                           AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund           AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                              AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                  AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                  AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                  AIM Moderately Conservative Allocation
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund                Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                                 DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                          AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                           AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                                 FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
                                             Premier Portfolio
      INTERNATIONAL/GLOBAL EQUITY            Premier U.S.Government Money Portfolio

AIM Asia Pacific Growth Fund                 TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund                        =======================================================================================
AIM Japan Fund                               CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Core Equity Fund           FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Growth Fund                FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM International Small Company Fund(1)      =======================================================================================
AIM Trimark Fund




(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

     If used after October 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $414 billion in assets under management. Data as of June 30, 2006.

AIMinvestments.com    SCE-SAR-1    A I M Distributors, Inc.

                                      [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
========================================================================================
Mutual    Retirement    Annuities      College     Separately     Offshore    Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                     Savings     Managed        Products    Management            --Registered Trademark--
                                       Plans       Accounts
========================================================================================

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: September 5, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: September 5, 2006

                                  EXHIBIT INDEX

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.